UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.2%
Commercial Mortgage Services - 4.2%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$2,173	$2,225
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,750	1,868
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,355	1,463
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	1,797	1,823
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	595	595
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,300	1,313

		9,287

Total Asset-Backed Securities (Cost $9,138)		9,287

CORPORATE BONDS - 29.0%
Aerospace/Defense - 0.7%
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	1,555	1,447

Agriculture - 1.1%
Altria Group, Inc.,
10.20%, 2/6/39†	535	757
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	395	469
Lorillard Tobacco Co.,
8.13%, 6/23/19	1,035	1,160

		2,386

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	930	973

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.,
4.63%, 9/15/20	560	563
Johnson Controls, Inc.,
5.00%, 3/30/20	600	634

		1,197

Banks - 2.6%
Capital One Capital V,
10.25%, 8/15/39†	625	679
Citigroup, Inc.,
4.59%, 12/15/15	735	767
6.13%, 5/15/18	575	630
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	840	890
6.25%, 2/1/41	775	789
Morgan Stanley,
3.45%, 11/2/15†	1,130	1,116
5.75%, 1/25/21†	800	822

		5,693

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	840	870
5.00%, 6/15/20	145	155
Life Technologies Corp.,
5.00%, 1/15/21†	525	531

		1,556

Chemicals - 1.2%
CF Industries, Inc.,
6.88%, 5/1/18	1,200	1,325
Dow Chemical (The) Co.,
2.50%, 2/15/16†	235	227
Mosaic (The) Co.,
7.63%, 12/1/16(2)	945	1,023

		2,575

Diversified Financial Services - 3.9%
Countrywide Financial Corp.,
6.25%, 5/15/16	740	793
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2)	715	738
7.00%, 10/15/37(1) (2)	725	792
FMR LLC,
6.45%, 11/15/39(1) (2)	1,070	1,056
Ford Motor Credit Co. LLC,
5.75%, 2/1/21	925	913
General Electric Capital Corp.,
4.63%, 1/7/21	1,170	1,164
5.30%, 2/11/21	235	241
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16†	1,385	1,430

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.0% continued
Diversified Financial Services - 3.9% continued
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	$1,095	$1,146
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	254	254

		8,527

Electric - 1.2%
CMS Energy Corp.,
5.05%, 2/15/18†	1,010	1,017
Exelon Generation Co. LLC,
6.20%, 10/1/17	680	757
N.V. Energy, Inc.,
6.25%, 11/15/20	575	587
Progress Energy, Inc.,
4.40%, 1/15/21†	325	324

		2,685

Electronics - 0.9%
Agilent Technologies, Inc.,
6.50%, 11/1/17	980	1,093
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	670	679
3.25%, 11/20/14	260	272

		2,044

Engineering & Construction - 0.3%
Tutor Perini Corp.,
7.63%, 11/1/18(1) (2)	730	756

Food - 0.5%
SUPERVALU, Inc.,
8.00%, 5/1/16†	1,015	1,010

Forest Products & Paper - 0.3%
Georgia-Pacific LLC,
5.40%, 11/1/20(1) (2) †	615	612

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	680	724

Insurance - 2.2%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	565	601
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	310	332
2.50%, 9/29/15(1) (2)	1,195	1,165
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	1,055	1,149
Protective Life Corp.,
8.45%, 10/15/39	1,395	1,552

		4,799

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.75%, 4/15/16	1,005	1,068

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	905	994

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	1,050	1,150

Media - 1.9%
Comcast Corp.,
6.40%, 5/15/38	1,250	1,301
DIRECTV Holdings LLC,
5.20%, 3/15/20†	900	929
Time Warner Cable, Inc.,
5.88%, 11/15/40†	1,238	1,176
Time Warner, Inc.,
6.10%, 7/15/40	650	656

		4,062

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18	1,300	1,345

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15†	950	1,000

Oil & Gas - 3.3%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	525	576
6.38%, 9/15/17	1,000	1,115
Apache Corp.,
5.10%, 9/1/40	565	524
Chesapeake Energy Corp.,
6.13%, 2/15/21†	1,025	1,046
Newfield Exploration Co.,
7.13%, 5/15/18†	475	507
6.88%, 2/1/20	355	377

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.0% continued
Oil & Gas - 3.3% continued
Pioneer Natural Resources Co.,
6.88%, 5/1/18	$845	$917
Pride International, Inc.,
8.50%, 6/15/19	700	854
QEP Resources, Inc.,
6.88%, 3/1/21	1,165	1,220

		7,136

Packaging & Containers - 0.8%
Ball Corp.,
7.13%, 9/1/16	485	531
Temple-Inland, Inc.,
6.88%, 1/15/18	1,220	1,323

		1,854

Pipelines - 0.7%
Enterprise Products Operating LLC,
6.45%, 9/1/40†	920	961
Plains All American Pipeline LP/PAA Finance Corp.,
5.63%, 12/15/13	555	608

		1,569

Real Estate Investment Trusts - 0.2%
Boston Properties LP,
4.13%, 5/15/21	565	541

Telecommunications - 2.7%
American Tower Corp.,
4.50%, 1/15/18	555	550
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	985	1,087
Frontier Communications Corp.,
8.25%, 4/15/17	1,675	1,851
Qwest Corp.,
7.63%, 6/15/15	1,225	1,406
Windstream Corp.,
8.13%, 8/1/13†	880	969

		5,863

Total Corporate Bonds (Cost $61,707)		63,566

FOREIGN ISSUER BONDS - 10.2%
Banks - 2.3%
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	425	428
Bank of Nova Scotia,
1.65%, 10/29/15(1) (2)	1,725	1,649
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	700	675
Nordea Bank AB,
4.88%, 1/14/21(1) (2)	975	986
Westpac Banking Corp.,
3.00%, 12/9/15†	1,400	1,394

		5,132

Beverages - 0.3%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	600	690

Diversified Financial Services - 0.9%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	580	647
6.25%, 1/14/21(1) (2) †	1,400	1,432

		2,079

Insurance - 1.3%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	845	947
5.50%, 11/15/20†	340	336
XL Group PLC,
6.50%, 4/15/17†	1,735	1,605

		2,888

Iron/Steel - 0.2%
ArcelorMittal,
5.50%, 3/1/21(3)	525	522

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	1,200	1,285

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	570	560

Miscellaneous Manufacturing - 1.0%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	1,555	1,664
Tyco International Finance S.A.,
4.13%, 10/15/14†	495	528

		2,192

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.2% continued
Oil & Gas - 1.5%
Nexen, Inc.,
6.40%, 5/15/37	$545	$522
Petrobras International Finance Co. - Pifco,
5.38%, 1/27/21†	1,150	1,154
Petroleos Mexicanos,
5.50%, 1/21/21	1,020	1,020
Shell International Finance B.V.,
3.10%, 6/28/15	485	498

		3,194

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20†	700	715

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	1,055	1,068

Telecommunications - 0.4%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	810	774

Transportation - 0.6%
Kansas City Southern de Mexico S.A.de C.V.,
7.38%, 6/1/14	540	563
6.63%, 12/15/20(2) †	730	746

		1,309

Total Foreign Issuer Bonds (Cost $22,261)		22,408

U.S. GOVERNMENT AGENCIES - 38.9%(4)
Fannie Mae - 30.0%
Pool #255452,
5.50%, 10/1/19	958	1,038
Pool #257314,
5.00%, 8/1/23	475	505
Pool #545437,
7.00%, 2/1/32	7	8
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #735893,
5.00%, 10/1/35	1,679	1,772
Pool #829125,
5.50%, 10/1/35	1,951	2,100
Pool #831810,
6.00%, 9/1/36	2,324	2,544
Pool #871232,
6.00%, 4/1/36	1,178	1,286
Pool #888538,
5.50%, 1/1/37	837	900
Pool #890001,
5.00%, 2/1/38	3,418	3,607
Pool #890009,
5.50%, 9/1/36	2,412	2,600
Pool #893082,
5.79%, 9/1/36	813	859
Pool #946869,
6.00%, 9/1/37	424	461
Pool #955782,
6.50%, 10/1/37	1,026	1,151
Pool #988916,
5.00%, 8/1/23	685	731
Pool #991529,
6.00%, 11/1/38	2,226	2,435
Pool #995976,
6.00%, 4/1/38	772	840
Pool #AB1470,
4.50%, 9/1/40	1,625	1,658
Pool #AC6767,
4.50%, 1/1/40	277	283
Pool #AC9581,
5.50%, 1/1/40	4,017	4,322
Pool #AD0915,
5.50%, 12/1/38	500	538
Pool #AD6929,
5.00%, 6/1/40	1,636	1,725
Pool #AE6415,
4.00%, 10/1/40	1,638	1,619
Pool #AH1166,
4.50%, 12/1/40	3,767	3,844
Pool TBA,
4.00%, 3/15/39(3)	3,300	3,254
3.50%, 12/31/40(3)	550	551
4.50%, 12/31/49(3)	13,789	14,054
5.00%, 12/31/49(3)	5,431	5,686
5.50%, 12/31/49(3)	4,050	4,328
6.00%, 12/31/49(3)	1,150	1,250

		65,949

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.9%(4) continued
Freddie Mac - 2.2%
Pool #1B3575,
6.06%, 9/1/37	$823	$884
Pool #1G2296,
6.18%, 11/1/37	1,498	1,615
Pool #1J0365,
5.68%, 4/1/37	474	502
Pool #1J2840,
5.81%, 9/1/37	762	807
Pool #848076,
5.49%, 6/1/38	901	964

		4,772

Freddie Mac Gold - 5.4%
Pool #A62213,
6.00%, 6/1/37	1,561	1,718
Pool #A65182,
6.50%, 9/1/37	625	698
Pool #C00910,
7.50%, 1/1/30	371	429
Pool #C02790,
6.50%, 4/1/37	1,040	1,171
Pool #C02838,
5.50%, 5/1/37	1,572	1,689
Pool #C03517,
4.50%, 9/1/40	2,097	2,138
Pool #G01954,
5.00%, 11/1/35	1,562	1,645
Pool TBA,
5.00%, 12/31/49(3)	2,200	2,301

		11,789

Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	978	998

Government National Mortgage Association I - 0.4%
Pool #486873,
6.50%, 1/15/29(5)	—	—
Pool #627123,
5.50%, 3/15/34	780	858

		858

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	1,004	1,047

Total U.S. Government Agencies (Cost $82,701)		85,413

U.S. GOVERNMENT OBLIGATIONS - 15.1%
U.S. Treasury Notes - 15.1%
0.63%, 2/28/13	6,610	6,602
1.25%, 2/15/14†	8,762	8,784
2.13%, 2/29/16	5,025	5,022
2.75%, 2/28/18	1,750	1,741
3.63%, 2/15/21	5,485	5,582
4.25%, 11/15/40†	5,672	5,440

		33,171

Total U.S. Government Obligations (Cost $32,885)		33,171

MUNICIPAL BONDS - 0.5%
Ohio - 0.5%
American Municipal Power-Ohio, Inc., Series B, Taxable Build America Bonds,
7.83%, 2/15/41	1,060	1,175

Total Municipal Bonds (Cost $1,060)		1,175

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 28.7%
Northern Institutional Funds - Diversified Assets Portfolio (6) (7)	33,396,317	$33,396
Northern Institutional Funds - Liquid Assets Portfolio (7) (8) (9)	29,449,764	29,450

Total Investment Companies (Cost $62,846)		62,846

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.18%, 6/16/11(10)	$600	$600

Total Short-Term Investments (Cost $600) (10)		600

Total Investments - 126.9% (Cost $273,198)		278,466

Liabilities less Other Assets - (26.9)%		(59,026)

NET ASSETS - 100.0%		$219,440

(1)	Restricted security that has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $19,236,000 or 8.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$425

Bank of Nova Scotia,
1.65%, 10/29/15	10/21/10	1,722

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	1,053

ERAC USA Finance LLC,
5.25%, 10/1/20	6/24/10	711

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	719

FMR LLC,
6.45%, 11/15/39	1/6/10	1,016

Georgia-Pacific LLC,
5.40%, 11/1/20	10/28/10	611

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	904

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	515

Lloyds TSB Bank PLC,
6.5%, 9/14/20	9/7/10	696

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	663

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	1,385

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	1,561

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	331

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	1,194

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	926

Nordea Bank AB,
4.88%, 1/14/21	1/1/11	970

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	254

Pricoa Global Funding l,
5.45%, 6/11/14	6/4/09	1,053

SABMiller PLC,
6.50%, 7/1/16	10/28/10	718

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	810

Tutor Perini Corp.,
7.63%, 11/1/18	1/7/11	737

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,853,000 with net purchases of approximately $3,543,000 during the three months ended February 28, 2011.
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from Portfolio securities loaned.
(9)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $25,253,000 with net purchases of approximately $4,197,000 during the three months ended February 28, 2011.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$273,214

Gross tax appreciation of investments	$6,125
Gross tax depreciation of investments	(873)

Net tax appreciation of investments	$5,252

At February 28, 2011, the Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN(LOSS) (000S)
Five Year U.S. Treasury Note	10	$1,179	Short	3/11	$(8)
Ten Year U.S. Treasury Note	21	2,527	Short	3/11	(23)
Two Year U.S. Treasury Note	3	657	Short	3/11	(2)

Total					$(33)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$9,287		$—	$9,287
Corporate Bonds	—	63,566	(1)	—	63,566
Foreign Issuer Bonds
Banks	—	5,132		—	5,132
Beverages	—	690		—	690
Diversified Financial Services	—	2,079		—	2,079
Insurance	—	2,888		—	2,888
Iron/Steel	522	—		—	522
Lisure Time	—	1,285		—	1,285
Mining	—	560		—	560
Miscellaneous Manufacturing	—	2,192		—	2,192
Oil & Gas	—	3,194		—	3,194
Oil & Gas Services	—	715		—	715
Pharmaceuticals	—	1068		—	1068
Telecommunications	—	774		—	774
Transportation	—	1,309		—	1,309
U.S. Government Agencies	—	85,413	(1)	—	85,413
U.S. Government Obligations	—	33,171		—	33,171
Municipal Bonds	—	1,175		—	1,175
Investment Companies	62,846	—		—	62,846
Short-Term Investments	—	600		—	600

Total Investments	$63,368	$215,098		$—	$278,466

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(33)	$—		$—	$(33)

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 02/28/11 (000S)
Corporate Bonds
Diversified Financial Services	$709	$(36)	$38	$(711)	$—	$—

Total	$709	$(36)	$38	$(711)	$—	$—

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.0%
Commercial Mortgage Services - 4.0%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$693	$710
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	350	374
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	550	577
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	540
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3,
5.71%, 9/11/38	250	262
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	779	790
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	132	132
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	530

		3,915

Total Asset-Backed Securities (Cost $3,870)		3,915

CORPORATE BONDS - 23.8%
Aerospace/Defense - 1.0%
Goodrich Corp.,
3.60%, 2/1/21	515	484
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	510	474

		958

Agriculture - 1.2%
Altria Group, Inc.,
10.20%, 2/6/39†	240	340
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	235	279
Lorillard Tobacco Co.,
8.13%, 6/23/19	470	527

		1,146

Auto Manufacturers - 0.3%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	295	309

Auto Parts & Equipment - 0.9%
BorgWarner, Inc.,
4.63%, 9/15/20	240	241
Johnson Controls, Inc.,
1.75%, 3/1/14	290	290
5.00%, 3/30/20	280	296

		827

Banks - 3.3%
Capital One Capital V,
10.25%, 8/15/39†	290	315
Citigroup, Inc.,
4.59%, 12/15/15	330	344
6.13%, 5/15/18	250	274
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	470	498
6.25%, 2/1/41	350	356
JPMorgan Chase & Co.,
3.45%, 3/1/16	550	553
Morgan Stanley,
3.45%, 11/2/15†	515	509
5.75%, 1/25/21†	355	365

		3,214

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	370	383
5.00%, 6/15/20	65	69
Life Technologies Corp.,
5.00%, 1/15/21†	250	253

		705

Chemicals - 0.6%
Dow Chemical (The) Co.,
2.50%, 2/15/16†	100	96
Mosaic (The) Co.,
7.63%, 12/1/16(2)	480	520

		616

Diversified Financial Services - 2.8%
Countrywide Financial Corp.,
6.25%, 5/15/16	255	273

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Diversified Financial Services - 2.8% continued
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2)	$305	$315
7.00%, 10/15/37(1) (2)	455	497
FMR LLC,
6.45%, 11/15/39(1) (2) †	570	563
General Electric Capital Corp.,
4.63%, 1/7/21	500	497
5.30%, 2/11/21	105	108
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39†	385	403
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	55	55

		2,711

Electric - 0.8%
Exelon Generation Co. LLC,
6.20%, 10/1/17	275	306
Progress Energy, Inc.,
4.40%, 1/15/21†	505	503

		809

Electronics - 0.8%
Agilent Technologies, Inc.,
6.50%, 11/1/17	445	496
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	205	208
3.25%, 11/20/14	85	89

		793

Insurance - 1.9%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	175	186
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	105	112
2.50%, 9/29/15(1) (2)	550	536
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	360	392
Protective Life Corp.,
8.45%, 10/15/39	555	618

		1,844

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	410	450

Media - 1.7%
Comcast Corp.,
6.40%, 5/15/38	500	520
DIRECTV Holdings LLC,
5.20%, 3/15/20†	400	413
Time Warner Cable, Inc.,
5.88%, 11/15/40	500	475
Time Warner, Inc.,
6.10%, 7/15/40	275	278

		1,686

Metal Fabrication/Hardware - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18	365	378

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	435	458

Oil & Gas - 1.8%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	220	241
6.38%, 9/15/17	460	513
Apache Corp.,
5.10%, 9/1/40	234	217
EOG Resources, Inc.,
4.10%, 2/1/21	480	464
Pride International, Inc.,
8.50%, 6/15/19†	240	293

		1,728

Packaging & Containers - 0.5%
Temple-Inland, Inc.,
6.88%, 1/15/18	401	435

Pipelines - 2.0%
Enterprise Products Operating LLC,
3.20%, 2/1/16	700	699
6.45%, 9/1/40	390	407
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	515	564
5.00%, 2/1/21	245	246

		1,916

Real Estate Investment Trusts - 0.3%
Boston Properties L.P.,
4.13%, 5/15/21	250	239

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Telecommunications - 1.4%
American Tower Corp.,
4.50%, 1/15/18	$250	$248
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	310	342
Juniper Networks, Inc.,
4.60%, 3/15/21	240	241
Qwest Corp.,
7.63%, 6/15/15	435	499

		1,330

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20	450	429

Total Corporate Bonds (Cost $22,520)		22,981

FOREIGN ISSUER BONDS - 8.6%
Banks - 2.2%
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	200	201
Bank of Nova Scotia,
1.65%, 10/29/15(1) (2)	745	712
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	315	304
Nordea Bank AB,
4.88%, 1/14/21(1) (2) †	435	440
Westpac Banking Corp.,
3.00%, 12/9/15†	475	473

		2,130

Beverages - 0.2%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	185	213

Diversified Financial Services - 1.0%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	265	296
6.25%, 1/14/21(1) (2)	625	639

		935

Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	286
5.50%, 11/15/20†	150	148
XL Group PLC,
6.50%, 4/15/17†	625	578

		1,012

Iron/Steel - 0.3%
ArcelorMittal,
5.50%, 3/1/21	240	240

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	245	241

Miscellaneous Manufacturing - 0.9%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	660	706
Tyco International Finance S.A.,
4.13%, 10/15/14†	175	187

		893

Oil & Gas - 1.4%
Nexen, Inc.,
6.40%, 5/15/37	235	225
Petrobras International Finance Co.,
5.38%, 1/27/21	505	507
Petroleos Mexicanos,
5.50%, 1/21/21†	430	430
Shell International Finance B.V.,
3.10%, 6/28/15	205	210

		1,372

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20†	305	311

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	470	476

Telecommunications - 0.5%
Telefonica Emisiones SAU,
5.46%, 2/16/21†	175	178
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	345	329

		507

Total Foreign Issuer Bonds (Cost $8,319)		8,330

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
American Municipal Power-Ohio, Inc.,
Series B, Build America Bonds,
7.83%, 2/15/41	$480	$532

Total Municipal Bonds (Cost $480)		532

U.S. GOVERNMENT AGENCIES - 38.7% (3)
Fannie Mae - 28.1%
Pool #255452,
5.50%, 10/1/19	563	609
Pool #535714,
7.50%, 1/1/31	33	39
Pool #555599,
7.00%, 4/1/33	75	86
Pool #656035,
7.50%, 9/1/32	30	34
Pool #712130,
7.00%, 6/1/33	33	38
Pool #735893,
5.00%, 10/1/35	369	390
Pool #797773,
5.00%, 3/1/20	86	92
Pool #829125,
5.50%, 10/1/35	922	992
Pool #831810,
6.00%, 9/1/36	1,356	1,484
Pool #845182,
5.50%, 11/1/35	913	982
Pool #871232,
6.00%, 4/1/36	959	1,047
Pool #890001,
5.00%, 2/1/38	865	913
Pool #890009,
5.50%, 9/1/36	563	607
Pool #893082,
5.79%, 9/1/36	367	387
Pool #995976,
6.00%, 4/1/38	347	378
Pool #AB1470,
4.50%, 9/1/40	1,425	1,454
Pool #AC9581,
5.50%, 1/1/40	461	496
Pool #AD0915,
5.50%, 12/1/38	1,155	1,242
Pool #AD6929,
5.00%, 6/1/40	693	731
Pool #AE6415,
4.00%, 10/1/40	744	736
Pool #AH1166,
4.50%, 12/1/40	1,460	1,490
Pool TBA,
0.08%, 3/15/39(4)	1,555	1,533
0.04%, 12/31/40(4)	235	235
4.50%, 12/31/49(4)	5,138	5,237
5.00%, 12/31/49(4)	3,455	3,617
5.50%, 12/31/49(4)	1,850	1,977
6.00%, 12/31/49(4)	350	380

		27,206

Freddie Mac - 2.7%
Pool #1B3575,
6.06%, 9/1/37	355	381
Pool #1G2296,
6.17%, 11/1/37	777	837
Pool #1J0365,
5.91%, 4/1/37	249	265
Pool #1J2840,
5.95%, 9/1/37	406	429
Pool TBA,
5.00%, 12/31/49(4)	715	748

		2,660

Freddie Mac Gold - 6.6%
Pool #A62213,
6.00%, 6/1/37	1,040	1,145
Pool #A65182,
6.50%, 9/1/37	1,426	1,594
Pool #C02790,
6.50%, 4/1/37	818	921
Pool #C02838,
5.50%, 5/1/37	767	823
Pool #C03517,
4.50%, 9/1/40	932	950
Pool #G01954,
5.00%, 11/1/35	892	940

		6,373

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.7%(3) continued
Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	$349	$357

Government National Mortgage Association I - 0.4%
Pool #604183,
5.50%, 4/15/33	31	34
Pool #627123,
5.50%, 3/15/34	287	316
Pool #633627,
5.50%, 9/15/34	35	38

		388

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	430	449

Total U.S. Government Agencies (Cost $36,154)		37,433

U.S. GOVERNMENT OBLIGATIONS - 19.8%
U.S. Treasury Bonds - 2.6%
4.25%, 11/15/40†	2,595	2,489

U.S. Treasury Notes - 17.2%
0.63%, 2/28/13	1,880	1,878
1.25%, 2/15/14†	4,928	4,940
2.63%, 12/31/14	1,618	1,681
2.13%, 2/29/16	4,305	4,302
2.75%, 2/28/18	2,050	2,040
3.63%, 2/15/21	1,762	1,793

		16,634

Total U.S. Government Obligations (Cost $18,947)		19,123

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 31.5%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	16,498,654	$16,499
Northern Institutional Funds - Liquid Assets Portfolio(5) (7) (8)	13,952,109	13,952

Total Investment Companies (Cost $30,451)		30,451

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.18%, 6/16/11(9)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 127.5% (Cost $121,241)		123,265

Liabilities less Other Assets - (27.5)%		(26,552)

NET ASSETS - 100.0%		$96,713

(1)	Restricted security that has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $7,366,000 or 7.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$200

Bank of Nova Scotia,
1.65%, 10/29/15	10/21/10	744

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	331

ERAC USA Finance LLC,
5.25%, 10/1/20	6/24/10	303

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	451

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	554

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	409

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	153

Lloyds TSB Bank PLC,
6.50%%, 9/14/20	9/7/10	313

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	289

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	618

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	512

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	112

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	550

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	$294

Nordea Bank AB,
4.88%, 1/14/21	1/11/11	433

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	55

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	359

SABMiller PLC,
6.50%, 7/1/16	10/28/10	221

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	345

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,293,000 with net purchases of approximately $206,000 during the three months ended February 28, 2011.
(7)	Investment relates to cash collateral received from Portfolio securities loaned.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $12,471,000 with net purchases of approximately $1,481,000 during the three months ended February 28, 2011.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2011, the Core Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Five Year U.S. Treasury Note	5	$589	Short	3/11	$(4)
Ten Year U.S. Treasury Note	5	602	Short	3/11	(5)
Two Year U.S. Treasury Note	1	219	Short	3/11	(1)

Total					$(10)

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$121,247

Gross tax appreciation of investments	$2,425
Gross tax depreciation of investments	(407)

Net tax appreciation of investments	$2,018

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$3,915	$—	$3,915
Corporate Bonds
Aerospace/Defense	—	958	—	958
Agriculture	—	1,146	—	1,146
Auto Manufacturers	—	309	—	309
Auto Parts & Equipment	—	827	—	827
Banks	—	3,214	—	3,214
Biotechnology	—	705	—	705
Chemicals	—	616	—	616
Diversified Financial Services	—	2,711	—	2,711
Electric	—	809	—	809
Electronics	—	793	—	793
Insurance	—	1,844	—	1,844
Lodging	—	450	—	450
Media	—	1,686	—	1,686

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Metal Fabrication/Hardware	—	378		—	378
Office/Business Equipment	—	458		—	458
Oil & Gas	—	1,728		—	1,728
Packaging & Containers	—	435		—	435
Pipelines	—	1,916		—	1,916
Real Estate Investment Trusts	—	239		—	239
Telecommunications	241	1,089		—	1,330
Transportation	—	429		—	429
Foreign Issuer Bonds
Banks	—	2,130		—	2,130
Beverages	—	213		—	213
Diversified Financial Services	—	935		—	935
Insurance	—	1,012		—	1,012
Iron/Steel	240	—		—	240
Mining	—	241		—	241
Miscelleneous Manufacturing	—	893		—	893
Oil & Gas	—	1,372		—	1,372
Oil & Gas Services	—	311		—	311
Pharmaceuticals	—	476		—	476
Telecommunications	—	507		—	507
Municipal Bonds	—	532		—	532
U.S. Government Agencies	—	37,433	(1)	—	37,433
U.S. Government Obligations	—	19,123	(1)	—	19,123
Investment Companies	30,451	—		—	30,451
Short-Term Investments	—	500		—	500

Total Investments	$30,932	$92,333		$—	$123,265

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(10)	$—		$—	$(10)

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 02/28/11 (000S)
Corporate Bonds
Diversified Financial Services	$312	$(16)	$17	$(313)	$—	$—

Total	$312	$(16)	$17	$(313)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%
U.S. Treasury Bonds - 18.3%
7.25%, 5/15/16	$1,500	$1,876
8.75%, 5/15/17†	500	680
8.88%, 8/15/17	600	826
9.00%, 11/15/18	1,200	1,713
8.13%, 8/15/19†	400	552
8.75%, 8/15/20†	500	724
8.13%, 5/15/21†	400	563
8.00%, 11/15/21†	900	1,263
7.63%, 11/15/22	400	552
6.25%, 8/15/23†	700	874
6.88%, 8/15/25†	500	662
6.50%, 11/15/26†	500	643
6.13%, 11/15/27	350	435
5.25%, 11/15/28†	650	736
6.25%, 5/15/30	700	887
4.75%, 2/15/37	250	263
5.00%, 5/15/37	500	546
4.38%, 2/15/38	150	148
4.50%, 5/15/38†	1,200	1,208
4.25%, 5/15/39†	500	481
4.50%, 8/15/39†	800	802
4.38%, 11/15/39†	1,200	1,178
4.63%, 2/15/40†	1,550	1,585
4.38%, 5/15/40†	1,250	1,225
3.88%, 8/15/40†	1,300	1,167
4.25%, 11/15/40†	1,400	1,343
4.75%, 2/15/41	300	313

		23,245

U.S. Treasury Notes - 81.0%
1.00%, 3/31/12†	600	604
4.50%, 3/31/12	1,000	1,045
4.50%, 4/30/12	1,500	1,573
1.38%, 5/15/12	500	506
0.75%, 5/31/12	750	754
0.63%, 6/30/12	1,300	1,304
4.88%, 6/30/12†	1,000	1,060
0.63%, 7/31/12†	1,700	1,705
4.63%, 7/31/12	800	848
1.75%, 8/15/12	1,000	1,019
0.38%, 8/31/12†	400	400
4.13%, 8/31/12†	1,000	1,055
0.38%, 9/30/12†	2,000	1,996
4.25%, 9/30/12	1,200	1,271
3.88%, 10/31/12	1,300	1,373
1.38%, 11/15/12†	1,200	1,216
4.00%, 11/15/12	950	1,006
0.50%, 11/30/12†	1,000	999
1.13%, 12/15/12	1,000	1,009
0.63%, 12/31/12†	1,000	1,000
1.38%, 1/15/13	900	912
0.63%, 1/31/13†	1,200	1,199
2.88%, 1/31/13†	300	313
1.38%, 2/15/13	1,100	1,115
0.63%, 2/28/13	400	399
2.75%, 2/28/13	900	937
2.50%, 3/31/13	1,900	1,971
1.75%, 4/15/13†	1,300	1,328
3.63%, 5/15/13†	400	425
1.13%, 6/15/13	600	604
1.00%, 7/15/13†	900	903
0.75%, 8/15/13	1,400	1,395
4.25%, 8/15/13	1,500	1,623
0.75%, 9/15/13	550	547
3.13%, 9/30/13	1,500	1,584
2.75%, 10/31/13	300	314
0.50%, 11/15/13†	400	394
4.25%, 11/15/13	900	979
2.00%, 11/30/13	1,300	1,334
0.75%, 12/15/13†	1,500	1,487
1.00%, 1/15/14†	350	349
1.75%, 1/31/14†	1,000	1,018
1.25%, 2/15/14	1,700	1,704
4.75%, 5/15/14†	1,000	1,112
2.63%, 6/30/14†	2,000	2,084
4.25%, 8/15/14	500	549
2.38%, 10/31/14†	500	515
4.25%, 11/15/14	2,000	2,203
2.25%, 1/31/15†	1,000	1,024
4.00%, 2/15/15	300	328
2.38%, 2/28/15†	1,900	1,952
2.50%, 3/31/15†	2,000	2,064
2.13%, 5/31/15	3,250	3,296
1.75%, 7/31/15	900	896
4.25%, 8/15/15	1,000	1,103
1.25%, 8/31/15†	650	631
1.25%, 9/30/15†	1,950	1,890
4.50%, 11/15/15†	1,000	1,114
1.38%, 11/30/15†	1,900	1,844

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3% continued
U.S. Treasury Notes - 81.0% continued
2.13%, 12/31/15†	$1,500	$1,504
2.00%, 1/31/16†	1,650	1,642
4.50%, 2/15/16†	1,000	1,114
2.13%, 2/29/16	700	700
2.38%, 3/31/16	1,600	1,616
3.25%, 6/30/16†	2,000	2,100
4.88%, 8/15/16	1,000	1,134
3.00%, 9/30/16†	400	413
3.13%, 10/31/16†	1,000	1,039
2.75%, 11/30/16	800	814
3.13%, 1/31/17	1,900	1,967
4.63%, 2/15/17†	500	560
3.00%, 2/28/17†	500	514
3.25%, 3/31/17	800	832
2.75%, 5/31/17	200	202
2.50%, 6/30/17†	700	695
2.38%, 7/31/17†	300	295
1.88%, 9/30/17	1,400	1,329
4.25%, 11/15/17†	800	876
2.75%, 12/31/17†	1,200	1,198
2.63%, 1/31/18†	500	494
3.50%, 2/15/18	900	941
3.88%, 5/15/18†	1,000	1,068
4.00%, 8/15/18†	1,000	1,075
2.75%, 2/15/19	3,000	2,941
3.63%, 8/15/19†	1,700	1,764
3.38%, 11/15/19†	650	659
3.63%, 2/15/20†	1,900	1,957
3.50%, 5/15/20†	800	813
2.63%, 8/15/20†	2,100	1,974
2.63%, 11/15/20†	950	889
3.63%, 2/15/21	750	763

		103,064

Total U.S. Government Obligations (Cost $123,678)		126,309

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 36.3%
Northern Institutional Funds - Government Portfolio(1) (2)	991,450	$992
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	45,128,244	45,128

Total Investment Companies (Cost $46,120)		46,120

Total Investments - 135.6% (Cost $169,798)		172,429

Liabilities less Other Assets - (35.6)%		(45,251)

NET ASSETS - 100.0%		$127,178

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $957,000 with net purchases of approximately $35,000 during the three months ended February 28, 2011.
(3)	Investment relates to cash collateral received from Portfolio securities loaned.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,904,000 with net purchases of approximately $12,224,000 during the three months ended February 28, 2011.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$169,886

Gross tax appreciation of investments	$3,414
Gross tax depreciation of investments	(871)

Net tax appreciation of investments	$2,543

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$126,309	(1)	$—	$126,309
Investment Companies	46,120	—		—	46,120

Total Investments	$46,120	$126,309		$—	$172,429

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.1%
Commercial Mortgage Services - 6.1%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	$373	$376
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	416	426
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	175	187
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	525
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	350	378
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	267	268
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	280	283
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	159	159
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	530

		3,132

Total Asset-Backed Securities (Cost $3,129)		3,132

CORPORATE BONDS - 33.5%
Aerospace/Defense - 0.8%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	165	176
Goodrich Corp.,
3.60%, 2/1/21	275	258

		434

Agriculture - 1.3%
Altria Group, Inc.,
9.25%, 8/6/19	235	305
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	45	53
Lorillard Tobacco Co.,
8.13%, 6/23/19	260	292

		650

Auto Manufacturers - 0.3%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	160	167

Auto Parts & Equipment - 1.0%
BorgWarner, Inc.,
4.63%, 9/15/20	135	136
Johnson Controls, Inc.,
1.75%, 3/1/14	265	265
5.00%, 3/30/20	130	137

		538

Banks - 4.3%
Bank of America Corp.,
3.70%, 9/1/15†	310	313
Citigroup, Inc.,
4.59%, 12/15/15	185	193
6.13%, 5/15/18	145	159
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	255	270
JPMorgan Chase & Co.,
5.75%, 1/2/13	255	273
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	440	485
Morgan Stanley,
3.45%, 11/2/15†	300	296
5.75%, 1/25/21	195	201

		2,190

Biotechnology - 0.8%
Genzyme Corp.,
3.63%, 6/15/15	205	212
5.00%, 6/15/20	35	37
Life Technologies Corp.,
5.00%, 1/15/21†	135	137

		386

Chemicals - 1.3%
CF Industries, Inc.,
6.88%, 5/1/18	275	304
Dow Chemical (The) Co.,
2.50%, 2/15/16†	50	48

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.5% continued
Chemicals - 1.3% continued
Mosaic (The) Co.,
7.63%, 12/1/16(2)	$125	$135
Praxair, Inc.,
3.25%, 9/15/15†	170	175

		662

Computers - 0.3%
Hewlett-Packard Co.,
4.50%, 3/1/13	130	138

Diversified Financial Services - 4.0%
Capital One Bank USA N.A.,
8.80%, 7/15/19†	235	297
Countrywide Financial Corp.,
6.25%, 5/15/16	155	166
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2)	155	160
Franklin Resources, Inc.,
3.13%, 5/20/15	310	318
General Electric Capital Corp.,
4.63%, 1/7/21	270	268
5.30%, 2/11/21	50	51
HSBC Finance Corp.,
5.25%, 1/15/14	270	289
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	240	248
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	15	15
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	225	234

		2,046

Electric - 1.9%
CMS Energy Corp.,
5.05%, 2/15/18	250	252
Exelon Generation Co. LLC,
6.20%, 10/1/17	175	195
Florida Power Corp.,
5.65%, 6/15/18	110	125
N.V. Energy, Inc.,
6.25%, 11/15/20	145	148
Progress Energy, Inc.,
4.40%, 1/15/21†	275	273

		993

Electronics - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	230	256
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	60	61
3.25%, 11/20/14	25	26

		343

Engineering & Construction - 0.4%
Tutor Perini Corp.,
7.63%, 11/1/18(1) (2)	180	187

Food - 0.3%
SUPERVALU, Inc.,
8.00%, 5/1/16†	175	174

Forest Products & Paper - 0.3%
Georgia-Pacific LLC,
5.40%, 11/1/20(1) (2) †	145	144

Gas - 0.6%
Consolidated Natural Gas Co.,
5.00%, 3/1/14†	275	297

Healthcare - Products - 0.3%
Zimmer Holdings, Inc.,
4.63%, 11/30/19†	150	154

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2) †	140	149

Insurance - 1.3%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	100	106
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	30	32
2.50%, 9/29/15(1) (2)	205	200
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	175	191
Protective Life Corp.,
7.38%, 10/15/19	145	163

		692

Iron/Steel - 0.4%
Steel Dynamics, Inc.,
7.75%, 4/15/16†	210	223

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.5% continued
Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	$120	$132

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13†	250	274

Media - 0.8%
Comcast Corp.,
5.70%, 7/1/19†	145	158
DIRECTV Holdings LLC,
5.20%, 3/15/20†	225	232

		390

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	250	259

Mining - 0.2%
Newmont Mining Corp.,
5.13%, 10/1/19†	75	81

Miscellaneous Manufacturing - 0.3%
General Electric Co.,
5.25%, 12/6/17	150	164

Office/Business Equipment - 0.3%
Xerox Corp.,
4.25%, 2/15/15	130	137

Oil & Gas - 3.2%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	250	279
Chesapeake Energy Corp.,
6.13%, 2/15/21†	225	229
ConocoPhillips,
4.40%, 5/15/13	50	53
EOG Resources, Inc.,
4.10%, 2/1/21	265	256
Newfield Exploration Co.,
7.13%, 5/15/18†	100	107
6.88%, 2/1/20	85	90
Pioneer Natural Resources Co.,
6.88%, 5/1/18	150	163
Pride International, Inc.,
8.50%, 6/15/19	145	177
QEP Resources, Inc.,
6.88%, 3/1/21	265	278

		1,632

Packaging & Containers - 0.7%
Ball Corp.,
7.13%, 9/1/16	85	93
Temple-Inland, Inc.,
6.88%, 1/15/18	245	266

		359

Pharmaceuticals - 1.3%
Abbott Laboratories,
5.60%, 11/30/17	140	159
Merck & Co., Inc.,
6.00%, 9/15/17†	95	110
5.00%, 6/30/19†	145	159
Pfizer, Inc.,
5.35%, 3/15/15	210	235

		663

Pipelines - 1.0%
Kinder Morgan Energy Partners, L.P.,
6.00%, 2/1/17	180	199
Plains All American Pipeline, L.P./PAA Finance Corp.,
5.63%, 12/15/13	265	291

		490

Real Estate Investment Trusts - 0.2%
Boston Properties L.P.,
4.13%, 5/15/21	135	129

Retail - 0.4%
Lowe’s Cos., Inc.,
5.60%, 9/15/12	110	118
Wal-Mart Stores, Inc.,
4.25%, 4/15/13†	60	64

		182

Telecommunications - 2.5%
American Tower Corp.,
4.50%, 1/15/18†	135	134
AT&T, Inc.,
5.60%, 5/15/18†	95	105
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	170	188
Frontier Communications Corp.,
8.25%, 4/15/17	350	387
Qwest Corp.,
7.63%, 6/15/15	255	292

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.5% continued
Telecommunications - 2.5% continued
Windstream Corp.,
8.13%, 8/1/13†	$150	$165

		1,271

Transportation - 0.7%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20	175	167
Ryder System, Inc.,
3.15%, 3/2/15†	200	202

		369

Total Corporate Bonds (Cost $16,478)		17,099

FOREIGN ISSUER BONDS - 12.8%
Banks - 5.3%
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	100	101
Bank of Nova Scotia,
1.45%, 7/26/13(2) †	750	752
1.65%, 10/29/15(1) (2)	405	387
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	500	498
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	265	262
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	225	217
Nordea Bank AB,
4.88%, 1/14/21(1) (2) †	235	238
Westpac Banking Corp.,
3.00%, 12/9/15†	275	274

		2,729

Beverages - 0.2%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	100	115

Diversified Financial Services - 1.0%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	140	156
6.25%, 1/14/21(1) (2) †	325	333

		489

Food - 0.3%
Delhaize Group S.A.,
5.88%, 2/1/14	140	153

Insurance - 0.8%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	112
5.50%, 11/15/20†	110	109
XL Group PLC,
6.50%, 4/15/17†	215	199

		420

Iron/Steel - 0.2%
ArcelorMittal,
5.50%, 3/1/21	125	125

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	225	241

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	135	133

Miscellaneous Manufacturing - 0.7%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	155	166
Tyco International Finance S.A.,
4.13%, 10/15/14	165	176

		342

Oil & Gas - 1.7%
Devon Financing Corp. ULC,
6.88%, 9/30/11	90	93
Nexen, Inc.,
5.65%, 5/15/17	160	171
Petrobras International Finance Co. - Pifco,
5.38%, 1/27/21†	270	271
Petroleos Mexicanos,
5.50%, 1/21/21†	215	215
Shell International Finance B.V.,
3.10%, 6/28/15	115	118

		868

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20†	165	168

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	235	238

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.8% continued
Telecommunications - 0.4%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2) †	$210	$201

Transportation - 0.6%
Kansas City Southern de Mexico S.A. de C.V.,
7.38%, 6/1/14	125	130
6.63%, 12/15/20(2) †	175	179

		309

Total Foreign Issuer Bonds (Cost $6,460)		6,531

U.S. GOVERNMENT AGENCIES - 7.2%(3)
Fannie Mae - 6.2%
Pool #256883,
6.00%, 9/1/37	261	284
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #745148,
5.00%, 1/1/36	1,107	1,169
Pool TBA,
4.00%, 3/15/39(5)	200	197
5.00%, 12/31/49(5)	1,444	1,512

		3,162

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	478	498

Total U.S. Government Agencies (Cost $3,639)		3,660

U.S. GOVERNMENT OBLIGATIONS - 28.7%
U.S. Treasury Notes - 28.7%
0.63%, 2/28/13	1,842	1,840
1.25%, 2/15/14†	6,867	6,884
2.13%, 2/29/16	2,990	2,988
2.75%, 2/28/18	2,400	2,388
3.63%, 2/15/21†	537	546

		14,646

Total U.S. Government Obligations (Cost $14,596)		14,646

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 38.6%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	5,894,674	$5,895
Northern Institutional Funds - Liquid Assets Portfolio(6) (8) (9)	13,779,122	13,779

Total Investment Companies (Cost $19,674)		19,674

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.18%, 6/16/11(10)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 127.2% (Cost $64,126)		64,892

Liabilities less Other Assets - (27.2)%		(13,895)

NET ASSETS - 100.0%		$50,997

(1)	Restricted security that has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $3,706,000 or 7.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$100

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	165

Bank of Nova Scotia,
1.65%, 10/29/15	10/21/10	404

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	182

ERAC USA Finance LLC,
5.25%, 10/1/20	6/24/10	154

Georgia-Pacific LLC,
5.40%, 11/1/20	10/28/10	144

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	265

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	95

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	$224

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	153

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	322

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	32

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	205

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	159

Nordea Bank AB.,
4.88%, 1/14/21	1/11/11	234

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	15

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	175

SABMiller PLC,
6.50%, 7/1/16	10/28/10	120

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	210

Tutor Perini Corp.,
7.63%, 11/1/18	1/7/11	182

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,468,000 with net purchases of approximately $427,000 during the three months ended February 28, 2011.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,945,000 with net sales of approximately $1,166,000 during the three months ended February 28, 2011.
(9)	Investment relates to cash collateral received from Portfolio securities loaned.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$64,126

Gross tax appreciation of investments	$918
Gross tax depreciation of investments	(152)

Net tax appreciation of investments	$766

At February 28, 2011, the Intermediate Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Five Year U.S. Treasury Note	3	$354	Short	3/11	$(2)
Ten Year U.S. Treasury Note	4	481	Short	3/11	(4)
Two Year U.S. Treasury Note	1	219	Short	3/11	(1)

Total					$(7)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$3,132		$—	$3,132
Corporate Bonds	—	17,099	(1)	—	17,099
Foreign Issuer Bonds
Banks	—	2,729		—	2,729
Beverages	—	115		—	115
Diversified Financial Services	—	489		—	489
Food	—	153		—	153
Insurance	—	420		—	420
Iron/Steel	125	—		—	125
Leisure Time	—	241		—	241
Mining	—	133		—	133
Miscellaneous Manufacturing	—	342		—	342
Oil & Gas	—	868		—	868

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Oil & Gas Services	—	168		—	168
Pharmaceuticals	—	238		—	238
Telecommunications	—	201		—	201
Transportation	—	309		—	309
U.S. Government Agencies	—	3,660	(1)	—	3,660
U.S. Government Obligations	—	14,646		—	14,646
Investment Companies	19,674	—		—	19,674
Short-Term Investments	—	150		—	150

Total Investments	$19,799	$45,093		$—	$64,892

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—		$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 02/28/2011 (000S)
Corporate Bonds
Diversified Financial Services	$178	$(9)	$10	$(179)	$—	$—

Total	$178	$(9)	$10	$(179)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.0%
Commercial Mortgage Services - 8.2%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4,
4.78%, 7/10/43	$1,112	$1,148
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	1,661	1,673
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,430	1,465
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,000	1,067
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,100	1,168
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	525
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	950	1,026
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,188	1,192
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	899	912
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	909	910
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A1,
5.23%, 9/15/39	595	595
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,790	1,808
Morgan Stanley Capital I, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	240	248

		13,737

Utilities - 0.8%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	1,288	1,304

Total Asset-Backed Securities (Cost $14,978)		15,041

CORPORATE BONDS - 29.5%
Aerospace/Defense - 1.0%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2) †	730	779
Northrop Grumman Corp.,
3.70%, 8/1/14	900	940

		1,719

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	660	690

Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.,
1.75%, 3/1/14	845	843

Banks - 3.1%
Bank of America Corp.,
3.70%, 9/1/15†	565	571
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14†	1,085	1,172
6.00%, 5/1/14	620	687
JPMorgan Chase & Co.,
3.70%, 1/20/15	1,100	1,138
Morgan Stanley,
6.00%, 5/13/14	860	941
Wells Fargo & Co.,
4.38%, 1/31/13	685	725

		5,234

Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(1) (2) †	740	818
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	1,245	1,229

		2,047

Biotechnology - 1.1%
Genzyme Corp.,
3.63%, 6/15/15	1,745	1,807

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Chemicals - 1.6%
Dow Chemical (The) Co.,
7.60%, 5/15/14	$845	$981
Praxair, Inc.,
1.75%, 11/15/12	1,700	1,723

		2,704

Computers - 0.5%
Hewlett-Packard Co.,
4.50%, 3/1/13	800	852

Diversified Financial Services - 6.0%
BlackRock, Inc.,
3.50%, 12/10/14†	1,505	1,580
Countrywide Home Loans, Inc.,
4.00%, 3/22/11†	690	691
ERAC USA Finance LLC,
2.25%, 1/10/14(2) †	1,680	1,678
Franklin Resources, Inc.,
3.13%, 5/20/15	1,025	1,051
General Electric Capital Corp.,
2.80%, 1/8/13	1,040	1,067
3.75%, 11/14/14†	1,040	1,089
2.25%, 11/9/15	510	494
John Deere Capital Corp.,
5.25%, 10/1/12	635	679
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	1,670	1,741

		10,070

Electric - 1.0%
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	840	901
PSEG Power LLC,
6.95%, 6/1/12	670	718

		1,619

Electronics - 0.9%
Agilent Technologies, Inc.,
5.50%, 9/14/15	770	834
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	320	324
3.25%, 11/20/14	380	397

		1,555

Engineering & Construction - 0.2%
Tutor Perini Corp.,
7.63%, 11/1/18(1) (2)	400	415

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	745	741

Healthcare - Products - 0.6%
Boston Scientific Corp.,
4.50%, 1/15/15†	1,000	1,030

Insurance - 1.7%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	420	447
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	160	171
2.50%, 9/29/15(1) (2)	590	575
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	720	770
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	780	850

		2,813

Iron/Steel - 0.4%
Steel Dynamics, Inc.,
7.75%, 4/15/16†	675	717
Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	770	843

Media - 1.2%
DIRECTV Holdings LLC,
3.55%, 3/15/15†	450	459
NBCUniversal Media LLC,
3.65%, 4/30/15(1) (2) †	875	894
Time Warner Cable, Inc.,
5.40%, 7/2/12	625	659

		2,012

Office/Business Equipment - 0.6%
Xerox Corp.,
4.25%, 2/15/15	930	979

Oil & Gas - 0.6%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	950	1,044

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
6.25%, 6/15/14	250	279

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Pipelines - 1.9%
Energy Transfer Partners L.P.,
5.65%, 8/1/12	$900	$948
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	700	767
Transcontinental Gas Pipe Line Co. LLC,
7.00%, 8/15/11	895	920
Williams Partners L.P.,
3.80%, 2/15/15	455	472

		3,107

Software - 1.2%
Microsoft Corp.,
0.88%, 9/27/13†	1,960	1,950

Telecommunications - 2.2%
AT&T, Inc.,
4.95%, 1/15/13	775	829
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	520	575
Qwest Corp.,
7.63%, 6/15/15	935	1,073
Verizon New Jersey, Inc.,
5.88%, 1/17/12	400	418
Windstream Corp.,
8.13%, 8/1/13†	665	732

		3,627

Transportation - 0.5%
Ryder System, Inc.,
3.15%, 3/2/15	775	783

Total Corporate Bonds (Cost $47,899)		49,480

FOREIGN ISSUER BONDS - 9.7%
Banks - 5.2%
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	465	468
Bank of Nova Scotia,
1.45%, 7/26/13(2) †	1,250	1,253
2.05%, 10/7/15†	300	293
1.65%, 10/29/15(1) (2)	1,300	1,242
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	1,000	997
HSBC Holdings PLC,
5.25%, 12/12/12	890	943
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	855	847
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2) †	615	620
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	650	641
Westpac Banking Corp.,
1.85%, 12/9/13†	1,415	1,419

		8,723

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	660	723

Diversified Financial Services - 0.3% Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	524

Food - 0.6%
Delhaize Group S.A.,
5.88%, 2/1/14	895	981

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	885	948

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14†	245	262

Oil & Gas - 0.8%
Cenovus Energy, Inc.,
4.50%, 9/15/14	875	943
Shell International Finance B.V.,
3.10%, 6/28/15	385	395

		1,338

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	710	719

Telecommunications - 0.9%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15†	775	856
Vodafone Group PLC,
4.15%, 6/10/14	585	619

		1,475

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.7% continued
Transportation - 0.3%
Kansas City Southern de Mexico S.A. de C.V.,
7.38%, 6/1/14	$500	$521

Total Foreign Issuer Bonds (Cost $15,930)		16,214

U.S. GOVERNMENT AGENCIES - 15.6%(3)
Fannie Mae - 4.9%
0.50%, 10/28/13	2,500	2,486
Pool #190371,
6.50%, 7/1/36	893	1,000
Pool #257042,
6.50%, 1/1/38	519	579
Pool #555649,
7.50%, 10/1/32	96	111
Pool #893082,
5.79%, 9/1/36	563	595
Pool #897243,
6.00%, 11/1/36	1,464	1,598
Pool #988916,
5.00%, 8/1/23	1,011	1,078
Series 2006-12, Class PB,
5.50%, 8/25/29	710	728

		8,175

Freddie Mac - 6.9%
1.50%, 2/11/14	3,350	3,350
Pool #1B3617,
5.97%, 10/1/37	625	662
Pool #848076,
5.49%, 6/1/38	1,077	1,153
Series 2668, Class OE,
5.00%, 10/15/28	972	994
Series 2775, Class MD,
5.00%, 10/15/28	725	735
Series 2866, Class TM,
5.00%, 1/15/29	425	433
Series 3070, Class QD,
5.00%, 9/15/28	728	739
Series 3200, Class ED,
5.00%, 12/15/31	3,402	3,474

		11,540

Freddie Mac Gold - 1.1%
Pool #C03517,
4.50%, 9/1/40	885	902
Pool #G13387,
5.00%, 4/1/23	872	932

		1,834

Government National Mortgage Association - 1.8%
Series 2007, Class 15A,
4.51%, 10/16/28	1,318	1,363
Series 2007, Class 4A,
4.21%, 6/16/29	654	674
Series 2008, Class 14AC,
4.46%, 12/16/30	234	248
Series 2008, Class 8A,
3.61%, 11/16/27	699	713

		2,998

Government National Mortgage Association II - 0.9%
Pool #82581,
4.00%, 7/20/40	1,434	1,495

Total U.S. Government Agencies (Cost $25,949)		26,042

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury Notes - 23.2%
1.38%, 9/15/12†	8,192	8,304
1.38%, 11/15/12†	9,404	9,533
0.63%, 2/28/13	10,564	10,551
1.50%, 12/31/13†	4,900	4,956
1.25%, 2/15/14†	5,580	5,594

		38,938

Total U.S. Government Obligations (Cost $38,799)		38,938

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 27.1%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	20,764,023	$20,764
Northern Institutional Funds - Liquid Assets Portfolio(4) (6) (7)	24,540,941	24,541

Total Investment Companies (Cost $45,305)		45,305

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.18%, 6/16/11(8)	$200	$200

Total Short-Term Investments (Cost $200)		200

Total Investments - 114.2% (Cost $189,060)		191,220

Liabilities less Other Assets - (14.2)%		(23,714)

NET ASSETS - 100.0%		$167,506

(1)	Restricted security that has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $10,750,000 or 6.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev
Worldwide, Inc.,
5.38%, 11/15/14	10/22/09	$786
Australia & New Zealand
Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	465
BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	729
Bank of Nova Scotia,
1.65%, 10/29/15	10/21/10	1,298
ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	393
Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	615
Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513
Metropolitian Life Global
Funding I,
5.13%, 4/10/13	11/23/09	171
Metropolitian Life Global Funding I,
2.50%, 9/29/15	9/22/10	590

NBCUniversal Media LLC,
3.65%, 4/30/15	4/27/10	873

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	765

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	657

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	778

Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	649

Tutor Perini Corp.,
7.63%, 11/1/18	1/7/11	404

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,153,000 with net sales of approximately $8,389,000 during the three months ended February 28, 2011.
(6)	Investment relates to cash collateral received from Portfolio securities loaned.
(7)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $25,913,000 with net sales of approximately $1,372,000 during the three months ended February 28, 2011.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2011, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Five Year U.S. Treasury Note	65	$7,662	Short	3/11	$107

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$189,084

Gross tax appreciation of investments	$2,637
Gross tax depreciation of investments	(501)

Net tax appreciation of investments	$2,136

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$15,041	(1)	$—	$15,041
Corporate Bonds	—	49,480	(1)	—	49,480
Foreign Issuer Bonds	—	16,214	(1)	—	16,214
U.S. Government Agencies	—	26,042	(1)	—	26,042
U.S. Government Obligations	—	38,938		—	38,938
Investment Companies	45,305	—		—	45,305
Short-Term Investments	—	200		—	200

Total Investments	$45,305	$145,915		$—	$191,220

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$107	$—		$—	$107

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.0%(1)
Fannie Mae - 35.0%
0.55%, 11/1/12	$900	$897
2.00%, 4/15/13	700	701
0.50%, 10/28/13	1,000	994
1.25%, 12/20/13	1,500	1,485
1.25%, 12/30/13	825	823
1.70%, 2/25/14	1,025	1,029
2.63%, 11/20/14	342	353
1.60%, 11/23/15	910	877
2.25%, 3/2/17	800	813
Pool #190371,
6.50%, 7/1/36	536	600
Pool #257042,
6.50%, 1/1/38	510	570
Pool #555649,
7.50%, 10/1/32	69	80
Pool #745148,
5.00%, 1/1/36	1,079	1,139
Pool #893082,
5.79%, 9/1/36	212	224
Pool #AH1166,
4.50%, 12/1/40	324	331
Pool TBA,
5.50%, 5/15/16(2)	5,420	5,793
6.00%, 3/1/30(2)	1,775	1,929
5.00%, 3/15/39(2)	3,065	3,209
Series 2007, Class 26C,
5.50%, 3/25/33	563	595

		22,442

Federal Home Loan Bank - 0.8%
1.63%, 11/21/12	490	498

Freddie Mac - 4.2%
1.50%, 2/11/14	1,100	1,100
3.00%, 7/28/14†	500	523
Pool #1J0365,
5.74%, 4/1/37	249	265
Pool #1J2840,
5.87%, 9/1/37	564	597
Pool #410092,
2.54%, 11/1/24	6	6
Series 2944, Class WD,
5.50%, 11/15/28	234	236

		2,727

Government National Mortgage Association - 2.0%
Series 2007, Class 4A,
4.21%, 6/16/29	175	181
Series 2007, Class 15A,
4.51%, 10/16/28	461	477
Series 2008, Class 8A,
3.61%, 11/16/27	245	249
Series 2008, Class 14AC,
4.46%, 12/16/30	341	361

		1,268

Government National Mortgage Association I - 1.0%
Pool #737270,
5.00%, 5/15/40	596	634

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	645	672

Total U.S. Government Agencies (Cost $28,053)		28,241

U.S. GOVERNMENT OBLIGATIONS - 47.3%
U.S. Treasury Notes - 47.3%
0.63%, 2/28/13	8,473	8,463
0.50%, 11/15/13†	1,465	1,445
2.00%, 11/30/13	2,058	2,111
1.50%, 12/31/13†	2,468	2,496
1.75%, 1/31/14†	2,058	2,095
1.25%, 2/15/14†	4,163	4,174
2.63%, 7/31/14	3,364	3,505
2.13%, 11/30/14†	4,125	4,212
2.13%, 2/29/16	1,845	1,844

		30,345

Total U.S. Government Obligations (Cost $30,303)		30,345

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 41.5%
Northern Institutional Funds - Government Portfolio(3) (4)	15,351,086	$15,351
Northern Institutional Funds - Liquid Assets Portfolio(4) (5) (6)	11,250,842	11,251

Total Investment Companies (Cost $26,602)		26,602

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.18%, 6/16/11	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 133.0% (Cost $85,108)		85,338
Liabilities less Other Assets - (33.0)%		(21,188)

NET ASSETS - 100.0%		$64,150

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $10,505,000 with net purchases of approximately $4,846,000 during the three months ended February 28, 2011.
(4)	Investment in affiliated Portfolio.
(5)	Investment relates to cash collateral received from Portfolio securities loaned.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $16,394,000 with net sales of approximately $5,143,000 during the three months ended February 28, 2011.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,117

Gross tax appreciation of investments	$391
Gross tax depreciation of investments	(170)

Net tax appreciation of investments	$221

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$28,241	(1)	$—	$28,241
U.S. Government Obligations	—	30,345		—	30,345
Investment Companies	26,602	—		—	26,602
Short-Term Investments	—	150		—	150

Total Investments	$26,602	$58,736		$—	$85,338

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO(A)	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Australia - 2.0%
Alumina Ltd.	941,189	$2,303
Alumina Ltd. ADR†	26,168	256
Computershare Ltd.	103,161	1,011

		3,570

Belgium - 1.9%
Anheuser-Busch InBev N.V.	60,627	3,388

Brazil - 2.4%
Petroleo Brasileiro S.A. ADR	37,973	1,513
Vale S.A. ADR†	83,263	2,850

		4,363

Canada - 3.2%
Bombardier, Inc., Class B	419,676	2,700
Talisman Energy, Inc.	55,612	1,380
Trican Well Service Ltd.	79,438	1,851

		5,931

China - 3.0%
AsiaInfo-Linkage, Inc.†*	62,496	1,272
Bank of China Ltd., Class H	3,929,000	2,080
China Yurun Food Group Ltd.	670,000	2,129

		5,481

Denmark - 0.9%
Christian Hansen Holding A/S	70,326	1,633

Finland - 1.8%
UPM-Kymmene OYJ	161,184	3,205

France - 6.0%
BNP Paribas	41,029	3,207
Societe Generale	56,065	3,947
Total S.A.	38,775	2,379
Veolia Environnement S.A.†	45,283	1,491

		11,024

Germany - 6.6%
Allianz S.E. (Registered)	19,155	2,760
Deutsche Bank A.G. (Registered)	38,359	2,465
E.ON A.G.	21,960	721
GEA Group A.G.	71,007	2,194
Linde A.G.	15,274	2,332
Siemens A.G. (Registered)	12,130	1,633

		12,105

Hong Kong - 2.1%
AIA Group Ltd.*	296,100	868
Esprit Holdings Ltd.	189,882	937
Huabao International Holdings Ltd.	1,555,190	1,967

		3,772

India - 0.8%
Sterlite Industries India Ltd. ADR†	103,224	1,522

Ireland - 2.4%
Covidien PLC	11,395	586
WPP PLC	185,656	2,554
XL Group PLC	54,516	1,273

		4,413

Italy - 0.8%
Enel S.p.A.	244,820	1,459

Japan - 18.9%
Canon, Inc.	44,919	2,173
Chiyoda Corp.	191,700	1,730
East Japan Railway Co.	19,800	1,379
Kansai Electric Power (The) Co., Inc.	66,700	1,751
Kawasaki Heavy Industries Ltd.†	514,800	2,080
Kinden Corp.	122,500	1,111
Kubota Corp.	181,800	1,874
Mitsubishi UFJ Financial Group, Inc.	693,690	3,856
Mitsui & Co. Ltd.	137,100	2,502
NGK Insulators Ltd.	71,900	1,313
NGK Spark Plug Co. Ltd.	99,400	1,487
Nomura Holdings, Inc.	163,600	1,041
NTT DoCoMo, Inc.	1,280	2,405
Shimano, Inc.	39,028	1,943
Shin-Etsu Chemical Co. Ltd.	26,600	1,533
Sony Corp.	52,200	1,918
Sumitomo Metal Mining Co. Ltd.	76,700	1,453
Tokio Marine Holdings, Inc.	90,700	2,980

		34,529

Netherlands - 2.8%
QIAGEN N.V.†*	68,019	1,409
Royal Dutch Shell PLC, Class A	1,297	46
Royal Dutch Shell PLC, Class B	103,735	3,707

		5,162

Norway - 1.4%
Marine Harvest ASA†	1,436,162	1,685
TGS Nopec Geophysical Co. ASA	35,163	910

		2,595

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Portugal - 1.0%
Jeronimo Martins SGPS S.A.	119,393	$1,914

Singapore - 1.2%
DBS Group Holdings Ltd.	200,204	2,238

South Korea - 1.6%
Hyundai Motor Co.	18,396	2,917

Spain - 3.1%
Banco Santander S.A.†	171,246	2,108
Iberdrola S.A.	157,467	1,374
Telefonica S.A.	84,865	2,158

		5,640

Sweden - 1.4%
Telefonaktiebolaget LM Ericsson, Class B	198,463	2,550

Switzerland - 8.4%
ABB Ltd. (Registered)*	42,773	1,048
Credit Suisse Group A.G. (Registered)	63,448	2,934
Givaudan S.A. (Registered)	1,685	1,679
Novartis A.G. (Registered)	69,850	3,923
Roche Holding A.G. (Genusschein)	27,911	4,208
Syngenta A.G. (Registered)	4,833	1,624

		15,416

Taiwan - 0.8%
Hon Hai Precision Industry Co. Ltd.	394,376	1,452

United Kingdom - 17.9%
Autonomy Corp. PLC*	81,035	2,168
BAE Systems PLC	225,345	1,206
Barclays PLC	398,174	2,068
BP PLC	171,111	1,379
Compass Group PLC	279,774	2,517
GlaxoSmithKline PLC	119,632	2,300
National Grid PLC	194,162	1,806
Pearson PLC	150,827	2,578
Prudential PLC	337,737	3,901
Reckitt Benckiser Group PLC	45,451	2,342
Rolls-Royce Group PLC*	87,436	877
Standard Chartered PLC	122,762	3,246
Vodafone Group PLC	1,362,173	3,865
Weir Group (The) PLC	91,755	2,555

		32,808

United States - 5.0%
Activision Blizzard, Inc.*	118,928	1,322
Mead Johnson Nutrition Co.	28,539	1,708
NII Holdings, Inc.*	32,634	1,337
Schlumberger Ltd.	24,940	2,330
Virgin Media, Inc.†	92,961	2,532

		9,229

Total Common Stocks (Cost $141,476)(1)		178,316

PREFERRED STOCKS - 1.3%
Germany - 1.3%
Volkswagen A.G.	13,888	2,355

Total Preferred Stocks (Cost $2,414)(1)		2,355

INVESTMENT COMPANIES - 9.3%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	1,456,703	1,457
Northern Institutional Funds - Liquid Assets Portfolio(2) (4) (5)	15,520,150	15,520

Total Investment Companies (Cost $16,977)		16,977

Total Investments - 108.0% (Cost $160,867)		197,648

Liabilities less Other Assets - (8.0)%		(14,669)

NET ASSETS - 100.0%		$182,979

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,730,000 with net sales of approximately $273,000 during the three months ended February 28, 2011.
(4)	Investment relates to cash collateral received from Portfolio securities loaned.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $10,293,000 with net purchases of approximately $5,227,000 during the three months ended February 28, 2011.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
(A)	Formerly known as the International Growth Portfolio.

Percentages shown are based on Net Assets.

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$164,950

Gross tax appreciation of investments	$36,583
Gross tax depreciation of investments	(3,885)

Net tax appreciation of investments	$32,698

At February 28, 2011, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	7.3
Energy	8.6
Financials	22.6
Health Care	6.9
Industrials	13.4
Information Technology	6.6
Materials	12.4
Telecommunication Services	5.4
Utilities	4.8

Total	100.0%

At February 28, 2011, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.5%
British Pound	21.7
Japanese Yen	19.1
United States Dollar	10.2
Swiss Franc	8.5
All other currencies less than 5%	17.0

Total	100.0%

At February 28, 2011, the International Equity Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
British Pound	37	United States Dollar	60	3/1/11	$—
Canadian
Dollar	200	United States Dollar	206	3/2/11	—
Korean Won	17,434	United States Dollar	15	3/2/11	—
United States
Dollar	222	Hong Kong Dollar	1,733	3/2/11	—
Euro	788	United States Dollar	1,087	3/3/11	—
United States
Dollar	897	Norwegian Krone	5,025	3/3/11	—

Total					$—	*

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,532	$16,851	$—	$19,383
Consumer Staples	1,708	11,459	—	13,167
Energy	7,074	8,421	—	15,495
Financials	1,273	39,697	—	40,970
Health Care	586	11,840	—	12,426
Industrials	2,700	21,503	—	24,203
Information Technology	2,594	9,353	—	11,947
Materials	4,628	17,730	—	22,358
Telecommunication Services	1,337	8,429	—	9,766
Utilities	—	8,601	—	8,601
Preferred Stocks	—	2,355	—	2,355
Investment Companies	16,977	—	—	16,977

Total Investments	$41,409	$156,239	$—	$197,648

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$—	*	$—	$—
Liabilities
Forward Foreign Currency Exchange Contracts	—	—	*	—	—

Total Other Financial Instruments	$—	$—	*	$—	$—

*	Amount rounds to less than one thousand.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 8.2%
AGL Energy Ltd.	7,226	$108
Alumina Ltd.	39,476	97
Amcor Ltd.	19,806	140
AMP Ltd.†	32,923	178
Asciano Group†*	47,378	85
ASX Ltd.	2,788	104
Australia & New Zealand Banking Group Ltd.	42,273	1,043
AXA Asia Pacific Holdings Ltd.	16,700	108
Bendigo and Adelaide Bank Ltd.†	6,277	60
BGP Holdings PLC*	104,706	—
BHP Billiton Ltd.	55,751	2,634
Billabong International Ltd.†	3,620	31
BlueScope Steel Ltd.	29,638	63
Boral Ltd.†	12,181	68
Brambles Ltd.	24,959	181
Caltex Australia Ltd.	1,928	31
CFS Retail Property Trust	41,411	79
Coca-Cola Amatil Ltd.†	9,066	110
Cochlear Ltd.	911	72
Commonwealth Bank of Australia	25,665	1,394
Computershare Ltd.	7,140	70
Crown Ltd.	7,347	63
CSL Ltd.†	9,084	330
CSR Ltd.	7,232	26
Dexus Property Group	77,483	68
Fairfax Media Ltd.†	35,469	47
Fortescue Metals Group Ltd.*	20,219	138
Foster’s Group Ltd.	33,850	198
Goodman Fielder Ltd.	24,621	31
Goodman Group	105,848	76
GPT Group	28,677	91
Harvey Norman Holdings Ltd.†	7,669	24
Incitec Pivot Ltd.	26,247	118
Insurance Australia Group Ltd.	33,575	125
Leighton Holdings Ltd.†	2,151	68
Lend Lease Group†	8,705	81
MacArthur Coal Ltd.	3,273	40
Macquarie Group Ltd.	5,788	225
MAp Group	9,096	29
Metcash Ltd.	13,453	56
Mirvac Group	59,346	79
National Australia Bank Ltd.	35,165	928
Newcrest Mining Ltd.	12,497	485
OneSteel Ltd.	21,685	60
Orica Ltd.	5,845	154
Origin Energy Ltd.	15,258	261
OZ Minerals Ltd.	52,870	88
Paladin Energy Ltd.†*	11,711	60
Qantas Airways Ltd.*	19,165	46
QBE Insurance Group Ltd.	17,228	320
QR National Ltd.*	27,824	91
Ramsay Health Care Ltd.	2,318	42
Rio Tinto Ltd.†	7,178	626
Santos Ltd.†	14,334	210
Sims Metal Management Ltd.	2,729	52
Sonic Healthcare Ltd.	5,953	69
SP AusNet	16,302	14
Stockland	38,776	150
Suncorp Group Ltd.	20,276	175
TABCORP Holdings Ltd.	11,090	86
Tatts Group Ltd.	20,970	52
Telstra Corp. Ltd.	70,871	202
Toll Holdings Ltd.†	11,190	69
Transurban Group	23,567	128
Wesfarmers Ltd.	16,644	564
Wesfarmers Ltd. - PPS	2,452	84
Westfield Group	35,630	355
Westfield Retail Trust	46,561	127
Westpac Banking Corp.	49,422	1,190
Woodside Petroleum Ltd.†	10,549	460
Woolworths Ltd.	20,112	552
WorleyParsons Ltd.	3,085	95

		16,364

Austria - 0.3%
Erste Group Bank A.G.	3,059	162
Immofinanz A.G.*	16,103	71
OMV A.G.	2,402	102
Raiffeisen Bank International A.G.	898	54
Telekom Austria A.G.	5,335	76
Verbund A.G.†	1,279	49
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	691	40
Voestalpine A.G.	1,818	84

		638

Belgium - 0.9%
Ageas	36,362	115
Anheuser-Busch InBev N.V.	11,888	664
Bekaert N.V.*	609	66

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Belgium - 0.9% continued
Belgacom S.A.	2,508	$94
Cie Nationale a Portefeuille	394	22
Colruyt S.A.	1,250	63
Delhaize Group S.A.	1,650	128
Dexia S.A.†*	9,869	43
Groupe Bruxelles Lambert S.A.	1,323	122
KBC Groep N.V.*	2,619	110
Mobistar S.A.	668	43
Solvay S.A., Class A	966	113
UCB S.A.†	1,642	61
Umicore	1,834	92

		1,736

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	9	87
A.P. Moller - Maersk A/S, Class B	22	218
Carlsberg A/S, Class B	1,742	185
Coloplast A/S, Class B	387	55
Danske Bank A/S*	7,396	173
DSV A/S	3,446	80
Novo-Nordisk A/S, Class B	6,890	868
Novozymes A/S, Class B	749	105
Pandora A/S*	968	56
Tryg A/S†	462	24
Vestas Wind Systems A/S†*	3,314	114
William Demant Holding A/S†*	347	29

		1,994

Finland - 1.0%
Elisa OYJ	2,326	53
Fortum OYJ	7,274	226
Kesko OYJ, Class B	1,184	51
Kone OYJ, Class B	2,536	138
Metso OYJ	2,078	107
Neste Oil OYJ	2,349	42
Nokia OYJ	61,685	532
Nokian Renkaat OYJ	1,759	72
Orion OYJ, Class B	1,307	30
Outokumpu OYJ†	1,845	33
Pohjola Bank PLC, Class A	2,005	27
Rautaruukki OYJ†	1,551	36
Sampo OYJ, Class A	6,895	214
Sanoma OYJ†	1,156	25
Stora Enso OYJ, Class R	9,544	108
UPM-Kymmene OYJ	8,528	170
Wartsila OYJ	1,290	99

		1,963

France - 9.2%
Accor S.A.	2,393	113
Aeroports de Paris	517	46
Air France-KLM*	2,342	38
Air Liquide S.A.	4,653	602
Alcatel-Lucent†*	37,631	186
Alstom S.A.	3,348	200
Atos Origin S.A.*	842	49
AXA S.A.	28,464	598
BioMerieux	169	18
BNP Paribas	15,896	1,242
Bouygues S.A.	3,752	173
Bureau Veritas S.A.†	806	62
Cap Gemini S.A.†	2,375	139
Carrefour S.A.†	9,940	488
Casino Guichard Perrachon S.A.†	903	88
Christian Dior S.A.	1,038	150
Cie de Saint-Gobain	6,617	395
Cie Generale de Geophysique-Veritas*	2,424	90
Cie Generale des Establissements Michelin, Class B†	3,053	249
Cie Generale d’Optique Essilor International S.A.†	3,385	242
CNP Assurances†	2,473	55
Credit Agricole S.A.†	16,092	283
Danone	9,548	598
Dassault Systemes S.A.	958	73
Edenred†*	2,490	66
EDF S.A.†	4,216	188
Eiffage S.A.†	686	41
Eramet	99	36
Eurazeo	426	32
Eutelsat Communications†	1,645	66
Fonciere Des Regions	480	52
France Telecom S.A.	30,486	676
GDF Suez†	20,510	831
Gecina S.A.	319	41
Groupe Eurotunnel S.A. (Registered)†	7,972	80
ICADE†	429	48
Iliad S.A.†	240	27
Imerys S.A.	774	54
JC Decaux S.A.†*	950	31

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
France - 9.2% continued
Klepierre†	1,527	$60
Lafarge S.A.	3,185	193
Lagardere S.C.A.	1,937	87
Legrand S.A.†	2,570	108
L’Oreal S.A.	3,974	462
LVMH Moet Hennessy Louis Vuitton S.A.†	4,015	633
Metropole Television S.A.	960	24
Natixis†*	14,198	85
Neopost S.A.	631	60
PagesJaunes Groupe†	1,706	17
Pernod-Ricard S.A.	3,399	313
Peugeot S.A.†*	2,479	99
PPR†	1,240	188
Publicis Groupe S.A.†	2,113	121
Renault S.A.*	3,127	192
Safran S.A.	2,694	96
Sanofi-Aventis S.A.	17,409	1,202
Schneider Electric S.A.	4,019	665
SCOR S.E.	2,738	80
SES S.A.†	4,934	127
Societe BIC S.A.	489	42
Societe Generale	10,439	735
Societe Television Francaise 1	2,035	39
Sodexo†	1,555	107
Suez Environnement Co.†	4,379	95
Technip S.A.	1,582	156
Thales S.A.†	1,471	56
Total S.A.	35,188	2,159
Unibail-Rodamco S.E.	1,485	299
Vallourec S.A.†	1,761	182
Veolia Environnement S.A.†	5,571	183
Vinci S.A.	7,302	439
Vivendi S.A.	20,418	582

		18,332

Germany - 7.7%
Adidas A.G.	3,609	232
Allianz S.E. (Registered)	7,523	1,084
Axel Springer A.G.	252	41
BASF S.E.	15,255	1,268
Bayer A.G. (Registered)	13,704	1,063
Bayerische Motoren Werke A.G.	5,384	437
Beiersdorf A.G.	1,647	99
Brenntag A.G.*	439	46
Celesio A.G.	1,077	30
Commerzbank A.G.*	11,529	99
Continental A.G.*	839	71
Daimler A.G. (Registered)*	14,957	1,053
Deutsche Bank A.G. (Registered)	15,406	990
Deutsche Boerse A.G.†	3,362	258
Deutsche Lufthansa A.G. (Registered)*	3,823	78
Deutsche Post A.G. (Registered)	13,658	250
Deutsche Telekom A.G. (Registered)	46,387	624
E.ON A.G.	29,889	981
Fraport A.G. Frankfurt Airport Services Worldwide	682	49
Fresenius Medical Care A.G. & Co. KGaA	3,229	214
Fresenius S.E. & Co. KGaA	1,719	157
GEA Group A.G.	2,670	82
Hannover Rueckversicherung A.G. (Registered)	1,050	61
HeidelbergCement A.G.	2,291	160
HeidelbergCement A.G. (VVPR)(1)*	83	—
Henkel A.G. & Co. KGaA	2,120	108
Hochtief A.G.	700	69
Infineon Technologies A.G.	17,668	193
K+S A.G.	2,330	180
Kabel Deutschland Holding A.G.*	1,114	61
Lanxess A.G.	1,312	98
Linde A.G.	2,754	420
MAN S.E.	1,848	235
Merck KGaA	1,055	95
Metro A.G.	2,110	154
Muenchener Rueckversicherungs A.G. (Registered)	3,124	522
Puma A.G. Rudolf Dassler Sport	98	29
RWE A.G.	6,942	468
Salzgitter A.G.†	728	60
SAP A.G.	14,184	856
Siemens A.G. (Registered)	13,711	1,846
Suedzucker A.G.	939	26
ThyssenKrupp A.G.	5,491	229
TUI A.G.†*	2,686	35
United Internet A.G. (Registered)	1,783	31
Volkswagen A.G.	491	75
Wacker Chemie A.G.	269	50

		15,267

Greece - 0.3%
Alpha Bank A.E.*	8,248	55
Bank of Cyprus PLC	14,258	55

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Greece - 0.3% continued
Coca Cola Hellenic Bottling Co. S.A.	2,970	$81
EFG Eurobank Ergasias S.A.*	4,599	29
Hellenic Telecommunications Organization S.A.	4,256	44
National Bank of Greece S.A.*	15,561	146
OPAP S.A.	3,655	76
Public Power Corp. S.A.	1,789	28

		514

Hong Kong - 2.7%
AIA Group Ltd.*	130,000	381
ASM Pacific Technology Ltd.	3,600	48
Bank of East Asia Ltd.	24,735	108
BOC Hong Kong Holdings Ltd.	60,108	187
Cathay Pacific Airways Ltd.	19,506	46
Cheung Kong Holdings Ltd.	22,729	356
Cheung Kong Infrastructure Holdings Ltd.†	8,353	41
CLP Holdings Ltd.	31,021	253
Esprit Holdings Ltd.	18,672	92
Foxconn International Holdings Ltd.†*	41,127	29
Hang Lung Group Ltd.	12,462	76
Hang Lung Properties Ltd.	42,501	181
Hang Seng Bank Ltd.	12,379	198
Henderson Land Development Co. Ltd.	17,746	113
Hong Kong & China Gas Co. Ltd.	69,249	155
Hong Kong Exchanges and Clearing Ltd.	17,403	378
Hopewell Holdings Ltd.	8,500	27
Hutchison Whampoa Ltd.	34,698	411
Hysan Development Co. Ltd.	9,527	43
Kerry Properties Ltd.	11,504	56
Li & Fung Ltd.	46,809	286
Lifestyle International Holdings Ltd.*	11,953	30
Link REIT (The)†	36,448	112
MTR Corp.	23,254	86
New World Development Ltd.	42,009	76
Noble Group Ltd.†	48,326	78
NWS Holdings Ltd.	24,455	38
Orient Overseas International Ltd.	4,000	32
PCCW Ltd.	74,374	32
Power Assets Holdings Ltd.	22,433	147
Sands China Ltd.*	40,613	97
Shangri-La Asia Ltd.	23,574	55
Sino Land Co. Ltd.†	40,876	75
SJM Holdings Ltd.	27,889	41
Sun Hung Kai Properties Ltd.	23,136	374
Swire Pacific Ltd., Class A	12,551	176
Wharf Holdings Ltd.	22,242	146
Wheelock & Co. Ltd.	16,021	58
Wing Hang Bank Ltd.	3,268	42
Wynn Macau Ltd.	27,553	75
Yangzijiang Shipbuilding Holdings Ltd.	31,000	44
Yue Yuen Industrial Holdings Ltd.	13,210	42

		5,321

Ireland - 0.6%
Anglo Irish Bank Corp. Ltd.(1) *	6,354	—
CRH PLC	10,993	254
CRH PLC - (London Exchange)	1,004	23
Elan Corp. PLC*	8,598	55
Experian PLC	16,700	212
Governor & (The) Co. of the Bank of Ireland*	55,253	27
James Hardie Industries S.E.†*	7,355	50
Kerry Group PLC, Class A	2,289	83
Ryanair Holdings PLC	3,150	15
Shire PLC	9,026	255
WPP PLC	20,256	279

		1,253

Israel - 0.7%
Bank Hapoalim B.M.*	16,799	76
Bank Leumi Le-Israel B.M.	19,843	92
Bezeq Israeli Telecommunication Corp. Ltd.	29,325	80
Cellcom Israel Ltd.	664	20
Delek Group Ltd.	55	13
Elbit Systems Ltd.	314	16
Israel (The) Corp. Ltd.*	41	49
Israel Chemicals Ltd.	7,313	121
Israel Discount Bank Ltd., Class A*	15,791	32
Makhteshim-Agan Industries Ltd.*	3,335	17
Mizrahi Tefahot Bank Ltd.	1,562	16
NICE Systems Ltd.*	1,185	41
Partner Communications Co. Ltd.	1,718	32
Teva Pharmaceutical Industries Ltd.	15,467	776

		1,381

Italy - 2.8%
A2A S.p.A.	16,266	26
Assicurazioni Generali S.p.A.	19,402	439
Atlantia S.p.A.	4,961	114
Autogrill S.p.A.*	2,235	32

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Italy - 2.8% continued
Banca Carige S.p.A.†	6,998	$17
Banca Monte dei Paschi di Siena S.p.A.†*	38,837	52
Banco Popolare Scarl	25,087	88
Enel Green Power S.p.A.*	24,168	57
Enel S.p.A.	113,568	677
ENI S.p.A.	43,195	1,054
Exor S.p.A.	1,206	37
Fiat Industrial SpA*	12,447	174
Fiat S.p.A.	12,447	116
Finmeccanica S.p.A.	6,570	82
Intesa Sanpaolo S.p.A.	128,039	432
Intesa Sanpaolo S.p.A. (RSP)	13,731	40
Luxottica Group S.p.A.	1,917	60
Mediaset S.p.A.	11,555	74
Mediobanca S.p.A.	7,687	81
Parmalat S.p.A.	28,057	86
Pirelli & C S.p.A.†*	4,372	35
Prysmian S.p.A.	3,372	71
Saipem S.p.A.	4,276	216
Snam Rete Gas S.p.A.	23,294	127
Telecom Italia S.p.A.	151,315	236
Telecom Italia S.p.A. (RSP)	98,271	130
Tenaris S.A.	8,333	189
Terna Rete Elettrica Nazionale S.p.A.†	21,152	97
UniCredit S.p.A.	223,630	575
Unione di Banche Italiane SCPA	9,863	100

		5,514

Japan - 21.4%
77 Bank (The) Ltd.	5,000	32
ABC-Mart, Inc.	400	16
Advantest Corp.†	2,600	54
Aeon Co. Ltd.	9,800	124
Aeon Credit Service Co. Ltd.	1,000	15
Aeon Mall Co. Ltd.	1,500	40
Air Water, Inc.	2,000	27
Aisin Seiki Co. Ltd.	3,100	118
Ajinomoto Co., Inc.	11,000	127
Alfresa Holdings Corp.	700	27
All Nippon Airways Co. Ltd.*	14,000	51
Amada Co. Ltd.	6,000	54
Aozora Bank Ltd.†	7,000	16
Asahi Breweries Ltd.	6,300	122
Asahi Glass Co. Ltd.	17,000	237
Asahi Kasei Corp.	21,000	145
Asics Corp.	3,000	40
Astellas Pharma, Inc.	7,400	291
Bank of Kyoto (The) Ltd.	5,000	48
Bank of Yokohama (The) Ltd.	20,000	108
Benesse Holdings, Inc.	1,200	55
Bridgestone Corp.	10,600	219
Brother Industries Ltd.	3,800	60
Canon Marketing Japan, Inc.	900	13
Canon, Inc.	18,800	909
Casio Computer Co. Ltd.	3,400	30
Central Japan Railway Co.	25	224
Chiba Bank (The) Ltd.	12,000	82
Chiyoda Corp.	2,000	18
Chubu Electric Power Co., Inc.	10,800	285
Chugai Pharmaceutical Co. Ltd.	3,700	71
Chugoku Bank (The) Ltd.	3,000	36
Chugoku Electric Power (The) Co., Inc.	4,900	105
Chuo Mitsui Trust Holdings, Inc.	16,000	68
Citizen Holdings Co. Ltd.	4,800	31
Coca-Cola West Co. Ltd.	700	13
Cosmo Oil Co. Ltd.	8,000	29
Credit Saison Co. Ltd.	2,600	51
Dai Nippon Printing Co. Ltd.	10,000	135
Daicel Chemical Industries Ltd.	4,000	27
Daido Steel Co. Ltd.	4,000	27
Daihatsu Motor Co. Ltd.	3,000	47
Dai-ichi Life Insurance (The) Co. Ltd.	138	249
Daiichi Sankyo Co. Ltd.	11,000	236
Daikin Industries Ltd.	3,800	129
Dainippon Sumitomo Pharma Co. Ltd.	2,000	20
Daito Trust Construction Co. Ltd.	1,300	107
Daiwa House Industry Co. Ltd.	8,000	103
Daiwa Securities Group, Inc.	27,000	146
Dena Co. Ltd.	1,300	50
Denki Kagaku Kogyo K.K.	8,000	43
Denso Corp.	8,300	311
Dentsu, Inc.	2,700	86
Dowa Holdings Co. Ltd.†	4,100	29
East Japan Railway Co.	5,590	389
Eisai Co. Ltd.†	4,100	153
Electric Power Development Co. Ltd.	1,900	60
Elpida Memory, Inc.†*	2,900	44
FamilyMart Co. Ltd.	900	34
FANUC CORP.	3,200	498

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.4% continued
Fast Retailing Co. Ltd.	900	$141
Fuji Electric Holdings Co. Ltd.	11,000	37
Fuji Heavy Industries Ltd.	10,000	86
Fuji Media Holdings, Inc.	5	8
FUJIFILM Holdings Corp.	7,500	264
Fujitsu Ltd.	32,000	217
Fukuoka Financial Group, Inc.	13,000	59
Furukawa Electric Co. Ltd.	11,000	47
Gree, Inc.†	1,362	22
GS Yuasa Corp.	7,000	51
Gunma Bank (The) Ltd.	7,000	43
Hachijuni Bank (The) Ltd.	7,872	50
Hakuhodo DY Holdings, Inc.	640	41
Hamamatsu Photonics K.K.	1,091	42
Hankyu Hanshin Holdings, Inc.	19,000	92
Hino Motors Ltd.	5,000	28
Hirose Electric Co. Ltd.	500	57
Hiroshima Bank (The) Ltd.	11,000	50
Hisamitsu Pharmaceutical Co., Inc.	1,200	48
Hitachi Chemical Co. Ltd.	1,900	44
Hitachi Construction Machinery Co. Ltd.†	1,800	45
Hitachi High-Technologies Corp.	1,300	30
Hitachi Ltd.	77,000	467
Hitachi Metals Ltd.	3,000	41
Hokkaido Electric Power Co., Inc.	3,000	64
Hokuhoku Financial Group, Inc.	22,000	51
Hokuriku Electric Power Co.	2,900	73
Honda Motor Co. Ltd.	27,000	1,177
Hoya Corp.	7,100	170
Ibiden Co. Ltd.	2,100	73
Idemitsu Kosan Co. Ltd.	400	47
IHI Corp.	26,000	68
Inpex Corp.	35	246
Isetan Mitsukoshi Holdings Ltd.	6,160	75
Isuzu Motors Ltd.	19,000	86
Ito En Ltd.	700	12
ITOCHU Corp.	24,600	256
Itochu Techno-Solutions Corp.	400	14
Iyo Bank (The) Ltd.	4,000	38
J. Front Retailing Co. Ltd.	9,800	51
Japan Petroleum Exploration Co.	400	20
Japan Prime Realty Investment Corp.	10	28
Japan Real Estate Investment Corp.†	8	82
Japan Retail Fund Investment Corp.	28	48
Japan Steel Works (The) Ltd.	5,000	52
Japan Tobacco, Inc.	77	320
JFE Holdings, Inc.	7,600	240
JGC Corp.	3,000	68
Joyo Bank (The) Ltd.	11,000	52
JS Group Corp.	4,100	100
JSR Corp.	2,900	62
JTEKT Corp.	4,200	62
Jupiter Telecommunications Co. Ltd.	42	45
JX Holdings, Inc.	35,827	252
Kajima Corp.	15,000	40
Kamigumi Co. Ltd.	4,000	35
Kaneka Corp.	5,000	37
Kansai Electric Power (The) Co., Inc.	12,500	328
Kansai Paint Co. Ltd.	3,000	29
Kao Corp.	8,600	232
Kawasaki Heavy Industries Ltd.†	23,000	93
Kawasaki Kisen Kaisha Ltd.	11,000	48
KDDI Corp.	48	312
Keikyu Corp.†	8,000	66
Keio Corp.	9,000	60
Keisei Electric Railway Co. Ltd.	4,000	28
Keyence Corp.	630	172
Kikkoman Corp.	3,000	33
Kinden Corp.	2,000	18
Kintetsu Corp.†	27,000	85
Kirin Holdings Co. Ltd.	14,000	201
Kobe Steel Ltd.	41,000	112
Koito Manufacturing Co. Ltd.	2,000	36
Komatsu Ltd.	15,700	481
Konami Corp.	1,700	36
Konica Minolta Holdings, Inc.	7,500	69
Kubota Corp.	19,000	196
Kuraray Co. Ltd.	5,600	79
Kurita Water Industries Ltd.	1,900	54
Kyocera Corp.	2,700	281
Kyowa Hakko Kirin Co. Ltd.	4,000	41
Kyushu Electric Power Co., Inc.	6,200	144
Lawson, Inc.	1,000	49
Mabuchi Motor Co. Ltd.	400	20
Makita Corp.	1,800	76
Marubeni Corp.	27,000	207
Marui Group Co. Ltd.	4,200	38
Maruichi Steel Tube Ltd.	700	16

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.4% continued
Matsui Securities Co. Ltd.	1,400	$10
Mazda Motor Corp.	25,000	64
McDonald’s Holdings Co. Japan Ltd.†	1,600	39
Medipal Holdings Corp.	2,700	26
MEIJI Holdings Co. Ltd.	1,151	54
Minebea Co. Ltd.	5,000	30
Miraca Holdings, Inc.	1,036	40
Mitsubishi Chemical Holdings Corp.	21,500	157
Mitsubishi Corp.	22,500	625
Mitsubishi Electric Corp.	32,000	379
Mitsubishi Estate Co. Ltd.	20,000	409
Mitsubishi Gas Chemical Co., Inc.	7,000	54
Mitsubishi Heavy Industries Ltd.	49,000	209
Mitsubishi Logistics Corp.	2,000	27
Mitsubishi Materials Corp.*	18,000	70
Mitsubishi Motors Corp.†*	63,000	90
Mitsubishi Tanabe Pharma Corp.	4,000	68
Mitsubishi UFJ Financial Group, Inc.	210,830	1,172
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,080	48
Mitsui & Co. Ltd.	28,500	520
Mitsui Chemicals, Inc.	15,000	56
Mitsui Engineering & Shipbuilding Co. Ltd.†	10,000	28
Mitsui Fudosan Co. Ltd.	14,000	298
Mitsui Mining & Smelting Co. Ltd.	8,000	32
Mitsui O.S.K. Lines Ltd.	19,000	126
Mitsumi Electric Co. Ltd.	1,200	20
Mizuho Financial Group, Inc.	335,791	692
Mizuho Securities Co. Ltd.	8,000	25
Mizuho Trust & Banking Co. Ltd.†*	30,000	33
MS&AD Insurance Group Holdings	8,793	232
Murata Manufacturing Co. Ltd.	3,200	239
Nabtesco Corp.	1,792	43
Namco Bandai Holdings, Inc.	4,100	49
NEC Corp.	42,000	116
NGK Insulators Ltd.	4,000	73
NGK Spark Plug Co. Ltd.	3,000	45
NHK Spring Co. Ltd.	2,000	23
Nidec Corp.	1,800	168
Nikon Corp.	5,200	122
Nintendo Co. Ltd.	1,600	470
Nippon Building Fund, Inc.	8	84
Nippon Electric Glass Co. Ltd.	6,000	100
Nippon Express Co. Ltd.	14,000	60
Nippon Meat Packers, Inc.	3,000	42
Nippon Paper Group, Inc.	1,700	47
Nippon Sheet Glass Co. Ltd.	16,000	46
Nippon Steel Corp.	84,000	305
Nippon Telegraph & Telephone Corp.	7,926	388
Nippon Yusen K.K.	25,000	110
Nishi-Nippon City Bank (The) Ltd.	10,000	34
Nissan Chemical Industries Ltd.	2,000	23
Nissan Motor Co. Ltd.	40,400	414
Nisshin Seifun Group, Inc.	3,500	46
Nisshin Steel Co. Ltd.	9,000	20
Nisshinbo Holdings, Inc.	2,000	22
Nissin Foods Holdings Co. Ltd.	1,200	43
Nitori Holdings Co. Ltd.	600	53
Nitto Denko Corp.	2,700	163
NKSJ Holdings, Inc.*	23,482	178
NOK Corp.	1,900	38
Nomura Holdings, Inc.	57,200	364
Nomura Real Estate Holdings, Inc.	2,100	43
Nomura Real Estate Office Fund, Inc.	4	27
Nomura Research Institute Ltd.	1,800	42
NSK Ltd.	7,000	67
NTN Corp.	8,000	43
NTT Data Corp.	20	71
NTT DoCoMo, Inc.	254	477
NTT Urban Development Corp.	18	19
Obayashi Corp.	11,000	49
Obic Co. Ltd.	130	26
Odakyu Electric Railway Co. Ltd.†	10,000	93
OJI Paper Co. Ltd.†	14,000	70
Olympus Corp.	3,500	103
Omron Corp.	3,300	92
Ono Pharmaceutical Co. Ltd.	1,400	73
Oracle Corp. Japan	700	33
Oriental Land Co. Ltd.	800	80
ORIX Corp.†	1,710	192
Osaka Gas Co. Ltd.	32,000	122
Otsuka Corp.	200	14
Otsuka Holdings Co. Ltd.*	4,057	102
Panasonic Corp.	32,500	439
Rakuten, Inc.	118	105
Resona Holdings, Inc.	30,800	168
Ricoh Co. Ltd.	11,000	146
Rinnai Corp.	500	31
Rohm Co. Ltd.	1,600	113

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.4% continued
Sankyo Co. Ltd.	900	$51
Santen Pharmaceutical Co. Ltd.	1,300	51
Sapporo Hokuyo Holdings, Inc.	5,900	31
Sapporo Holdings Ltd.	5,000	23
SBI Holdings, Inc.	324	51
Secom Co. Ltd.	3,400	172
Sega Sammy Holdings, Inc.	3,400	78
Seiko Epson Corp.	2,300	39
Sekisui Chemical Co. Ltd.	7,000	55
Sekisui House Ltd.	10,000	104
Senshu Ikeda Holdings, Inc.†	8,133	13
Seven & I Holdings Co. Ltd.	12,200	340
Seven Bank Ltd.	9	19
Sharp Corp.	17,000	185
Shikoku Electric Power Co., Inc.	2,900	88
Shimadzu Corp.	4,000	36
Shimamura Co. Ltd.	400	39
Shimano, Inc.	1,100	55
Shimizu Corp.	11,000	47
Shin-Etsu Chemical Co. Ltd.	6,700	386
Shinko Electric Industries Co. Ltd.	800	9
Shinsei Bank Ltd.†*	11,000	14
Shionogi & Co. Ltd.	4,900	93
Shiseido Co. Ltd.	5,700	116
Shizuoka Bank (The) Ltd.	10,000	94
Showa Denko K.K.	24,000	53
Showa Shell Sekiyu K.K.	2,600	24
SMC Corp.	900	154
Softbank Corp.	13,800	568
Sojitz Corp.	22,200	50
Sony Corp.	16,400	603
Sony Financial Holdings, Inc.	14	60
Square Enix Holdings Co. Ltd.	800	15
Stanley Electric Co. Ltd.	2,500	46
Sumco Corp.†*	2,000	37
Sumitomo Chemical Co. Ltd.	26,000	140
Sumitomo Corp.	18,400	273
Sumitomo Electric Industries Ltd.	12,300	181
Sumitomo Heavy Industries Ltd.	9,000	63
Sumitomo Metal Industries Ltd.	55,000	140
Sumitomo Metal Mining Co. Ltd.	9,000	170
Sumitomo Mitsui Financial Group, Inc.	22,123	837
Sumitomo Realty & Development Co. Ltd.	6,000	161
Sumitomo Rubber Industries Ltd.	2,300	25
Sumitomo Trust & Banking (The) Co. Ltd.	23,000	146
Suruga Bank Ltd.	3,000	30
Suzuken Co. Ltd.	1,200	34
Suzuki Motor Corp.	5,900	140
Sysmex Corp.	600	39
T&D Holdings, Inc.	4,450	129
Taisei Corp.	18,000	43
Taisho Pharmaceutical Co. Ltd.	2,000	44
Taiyo Nippon Sanso Corp.	4,000	36
Takashimaya Co. Ltd.	4,000	33
Takeda Pharmaceutical Co. Ltd.	12,600	627
TDK Corp.	2,000	135
Teijin Ltd.	16,000	78
Terumo Corp.	2,800	154
THK Co. Ltd.	2,100	56
Tobu Railway Co. Ltd.†	13,000	63
Toho Co. Ltd.	1,500	24
Toho Gas Co. Ltd.	7,000	38
Tohoku Electric Power Co., Inc.	7,000	163
Tokio Marine Holdings, Inc.	11,700	384
Tokuyama Corp.	6,000	32
Tokyo Electric Power (The) Co., Inc.	23,400	605
Tokyo Electron Ltd.	2,800	184
Tokyo Gas Co. Ltd.	42,000	188
Tokyo Steel Manufacturing Co. Ltd.	1,400	16
Tokyo Tatemono Co. Ltd.	7,000	33
Tokyu Corp.	19,000	88
Tokyu Land Corp.	8,000	46
TonenGeneral Sekiyu K.K.	5,000	59
Toppan Printing Co. Ltd.	9,000	83
Toray Industries, Inc.	25,000	190
Toshiba Corp.	66,000	433
Tosoh Corp.	10,000	36
TOTO Ltd.	4,000	33
Toyo Seikan Kaisha Ltd.	2,700	50
Toyo Suisan Kaisha Ltd.	2,000	45
Toyoda Gosei Co. Ltd.	900	21
Toyota Boshoku Corp.†	900	15
Toyota Industries Corp.	2,900	100
Toyota Motor Corp.	45,600	2,127
Toyota Tsusho Corp.	3,500	67
Trend Micro, Inc.	1,600	50
Tsumura & Co.	900	29
Ube Industries Ltd.	17,000	55

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 21.4% continued
Unicharm Corp.	2,100	$81
UNY Co. Ltd.	2,600	26
Ushio, Inc.	2,000	41
USS Co. Ltd.	320	26
West Japan Railway Co.	28	116
Yahoo Japan Corp.	237	89
Yakult Honsha Co. Ltd.†	1,600	45
Yamada Denki Co. Ltd.	1,350	103
Yamaguchi Financial Group, Inc.	3,000	31
Yamaha Corp.	2,300	30
Yamaha Motor Co. Ltd.*	4,200	74
Yamato Holdings Co. Ltd.	6,500	105
Yamato Kogyo Co. Ltd.	900	30
Yamazaki Baking Co. Ltd.	2,000	24
Yaskawa Electric Corp.	4,000	47
Yokogawa Electric Corp.	4,300	33

		42,680

Netherlands - 4.7%
Aegon N.V.*	25,421	196
Akzo Nobel N.V.	4,006	272
ArcelorMittal	14,161	520
ASML Holding N.V.	7,128	309
Corio N.V.	958	64
Delta Lloyd N.V.	998	24
European Aeronautic Defence and Space Co. N.V.*	6,642	192
Fugro N.V. - CVA	1,068	90
Heineken Holding N.V.	1,792	82
Heineken N.V.	4,341	224
ING Groep N.V. - CVA*	63,094	791
Koninklijke Ahold N.V.	19,890	267
Koninklijke Boskalis Westminster N.V.	1,113	58
Koninklijke DSM N.V.	2,512	148
Koninklijke KPN N.V.	25,406	411
Koninklijke Philips Electronics N.V.	16,178	528
Koninklijke Vopak N.V.	1,231	60
QIAGEN N.V.†*	3,773	78
Randstad Holding N.V.*	1,777	96
Reed Elsevier N.V.	11,286	149
Royal Dutch Shell PLC, Class A	58,609	2,110
Royal Dutch Shell PLC, Class B	44,582	1,593
SBM Offshore N.V.	2,841	71
TNT N.V.	6,690	175
Unilever N.V. - CVA	26,738	807
Wolters Kluwer N.V.	4,831	114

		9,429

New Zealand - 0.1%
Auckland International Airport Ltd.	12,240	21
Contact Energy Ltd.*	3,804	18
Fletcher Building Ltd.	10,089	67
Sky City Entertainment Group Ltd.	8,255	20
Telecom Corp. of New Zealand Ltd.	32,107	50

		176

Norway - 0.8%
Aker Solutions ASA†	2,929	62
DnB NOR ASA	15,910	246
Norsk Hydro ASA	14,352	118
Orkla ASA	12,448	113
Renewable Energy Corp. ASA†*	6,506	23
Seadrill Ltd.†	4,488	171
Statoil ASA	18,426	486
Telenor ASA	13,395	223
Yara International ASA	3,072	163

		1,605

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	49,598	44
Banco Espirito Santo S.A. (Registered)	9,423	43
Brisa Auto-Estradas de Portugal S.A.	2,657	19
Cimpor Cimentos de Portugal SGPS S.A.	2,806	20
Energias de Portugal S.A.	32,551	124
Galp Energia SGPS S.A., Class B	3,719	77
Jeronimo Martins SGPS S.A.	3,694	59
Portugal Telecom SGPS S.A. (Registered)	9,491	111

		497

Singapore - 1.4%
Ascendas Real Estate Investment Trust	26,666	42
CapitaLand Ltd.	42,250	108
CapitaMall Trust	36,200	52
CapitaMalls Asia Ltd.	23,940	32
City Developments Ltd.	9,000	79
ComfortDelgro Corp. Ltd.	27,000	33
Cosco Corp. Singapore Ltd.†	15,000	23
DBS Group Holdings Ltd.	29,095	325
Fraser and Neave Ltd.	16,348	72
Genting Singapore PLC†*	99,000	150
Global Logistic Properties Ltd.*	25,701	39

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Singapore - 1.4% continued
Golden Agri-Resources Ltd.	112,105	$58
Jardine Cycle & Carriage Ltd.	1,870	50
Keppel Corp. Ltd.	20,500	182
Keppel Land Ltd.	12,862	43
Neptune Orient Lines Ltd.†*	17,897	29
Olam International Ltd.†	20,098	44
Oversea-Chinese Banking Corp. Ltd.	40,974	298
SembCorp Industries Ltd.	17,044	64
SembCorp Marine Ltd.†	14,400	61
Singapore Airlines Ltd.	8,667	93
Singapore Exchange Ltd.†	14,000	87
Singapore Press Holdings Ltd.†	25,295	77
Singapore Technologies Engineering Ltd.	27,000	68
Singapore Telecommunications Ltd.	133,325	312
StarHub Ltd.	8,000	17
United Overseas Bank Ltd.	19,998	284
UOL Group Ltd.	10,039	35
Wilmar International Ltd.	31,000	125

		2,882

Spain - 3.4%
Abertis Infraestructuras S.A.	4,802	96
Acciona S.A.	445	43
Acerinox S.A.†	1,400	26
ACS Actividades de Construccion y Servicios S.A.	2,341	107
Amadeus IT Holding S.A., Class A*	3,401	66
Banco Bilbao Vizcaya Argentaria S.A.	70,725	874
Banco de Sabadell S.A.	19,406	84
Banco de Valencia S.A.	4,312	22
Banco Popular Espanol S.A.	14,065	85
Banco Santander S.A.†	136,597	1,681
Bankinter S.A.†	4,866	32
Criteria Caixacorp S.A.	13,892	100
EDP Renovaveis S.A.*	3,122	19
Enagas	2,891	62
Ferrovial S.A.	7,124	86
Fomento de Construcciones y Contratas S.A.	801	25
Gas Natural SDG S.A.	4,955	85
Gestevision Telecinco S.A.	3,109	39
Grifols S.A.	2,029	33
Iberdrola Renovables S.A.	14,819	56
Iberdrola S.A.	66,899	584
Inditex S.A.	3,728	270
Indra Sistemas S.A.	1,271	25
International Consolidated Airlines Group S.A.*	2,479	9
Mapfre S.A.	13,096	49
Red Electrica Corp. S.A.	1,750	94
Repsol YPF S.A.	11,921	400
Telefonica S.A.	68,189	1,734
Zardoya Otis S.A.	2,027	32

		6,818

Sweden - 3.0%
Alfa Laval AB	5,471	112
Assa Abloy AB, Class B	5,073	142
Atlas Copco AB, Class A	10,917	274
Atlas Copco AB, Class B	6,315	143
Boliden AB	4,589	98
Electrolux AB, Class B	3,904	98
Getinge AB, Class B	3,261	80
Hennes & Mauritz AB, Class B	17,272	564
Hexagon AB, Class B	4,134	91
Holmen AB, Class B	810	29
Husqvarna AB, Class B	6,785	55
Industrivarden AB, Class C*	2,666	46
Investor AB, Class B	7,462	172
Kinnevik Investment AB, Class B	3,536	79
Millicom International Cellular S.A. SDR†	1,237	108
Modern Times Group AB, Class B	854	57
Nordea Bank AB	43,415	494
Ratos AB, Class B	1,798	67
Sandvik AB	16,447	315
Scania AB, Class B	5,168	115
Securitas AB, Class B	5,399	63
Skandinaviska Enskilda Banken AB, Class A	22,966	209
Skanska AB, Class B	6,485	133
SKF AB, Class B	6,242	174
SSAB AB, Class A	3,051	48
Svenska Cellulosa AB, Class B	9,370	155
Svenska Handelsbanken AB, Class A	8,165	276
Swedbank AB, Class A*	12,455	219
Swedish Match AB	3,892	123
Tele2 AB, Class B	5,067	115
Telefonaktiebolaget LM Ericsson, Class B	49,520	636
TeliaSonera AB†	37,409	314

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Sweden - 3.0% continued
Volvo AB, Class B*	22,878	$396

		6,000

Switzerland - 8.1%
ABB Ltd. (Registered)*	36,406	892
Actelion Ltd. (Registered)*	1,673	93
Adecco S.A. (Registered)	1,988	134
Aryzta A.G.	1,093	51
Aryzta A.G. - NASDAQ OMX Exchange	308	14
Baloise Holding A.G. (Registered)	815	88
Cie Financiere Richemont S.A., Class A (Bearer)	8,532	489
Credit Suisse Group A.G. (Registered)	18,641	862
GAM Holding A.G.*	3,708	67
Geberit A.G. (Registered)	631	136
Givaudan S.A. (Registered)	140	139
Holcim Ltd. (Registered)	4,239	312
Julius Baer Group Ltd.	3,364	151
Kuehne & Nagel International A.G. (Registered)	876	118
Lindt & Spruengli A.G. (Participation Certificates)	15	42
Lindt & Spruengli A.G. (Registered)†	2	63
Logitech International S.A. (Registered)†*	3,072	58
Lonza Group A.G. (Registered)	739	63
Nestle S.A. (Registered)	57,355	3,247
Novartis A.G. (Registered)	35,006	1,966
Pargesa Holding S.A. (Bearer)	511	47
Roche Holding A.G. (Genusschein)	11,663	1,759
Schindler Holding A.G. (Participation Certificates)	788	89
Schindler Holding A.G. (Registered)	319	36
SGS S.A. (Registered)	99	172
Sika A.G. (Bearer)	33	71
Sonova Holding A.G. (Registered)	747	99
STMicroelectronics N.V.	10,358	133
Straumann Holding A.G. (Registered)†	116	28
Swatch Group (The) A.G. (Bearer)	534	228
Swatch Group (The) A.G. (Registered)	747	58
Swiss Life Holding A.G. (Registered)*	524	87
Swiss Reinsurance Co. Ltd. (Registered)	6,039	370
Swisscom A.G. (Registered)	384	170
Syngenta A.G. (Registered)	1,547	520
Synthes, Inc.	973	133
Transocean Ltd.*	5,434	447
UBS A.G. (Registered)*	60,336	1,199
Xstrata PLC	33,916	774
Zurich Financial Services A.G.	2,406	698

		16,103

United Kingdom - 18.2%
3i Group PLC	15,866	80
Admiral Group PLC	3,258	89
Aggreko PLC	4,213	99
AMEC PLC	5,303	100
Anglo American PLC	21,862	1,184
Antofagasta PLC	6,450	147
ARM Holdings PLC	21,258	214
Associated British Foods PLC	5,797	91
AstraZeneca PLC	23,783	1,160
Autonomy Corp. PLC*	3,513	94
Aviva PLC	48,176	367
Babcock International Group PLC	5,849	53
BAE Systems PLC	56,165	301
Balfour Beatty PLC	11,473	65
Barclays PLC	188,549	979
BG Group PLC	55,964	1,365
BHP Billiton PLC	36,707	1,454
BP PLC	310,805	2,505
British American Tobacco PLC	33,060	1,323
British Land Co. PLC	14,443	137
British Sky Broadcasting Group PLC	18,097	231
BT Group PLC	132,689	395
Bunzl PLC	5,358	66
Burberry Group PLC	7,071	138
Cable & Wireless Worldwide PLC	45,249	53
Cairn Energy PLC*	22,399	156
Capita Group (The) PLC	10,141	120
Capital Shopping Centres Group PLC	8,369	54
Carnival PLC	3,039	136
Centrica PLC	85,475	473
Cobham PLC	18,704	69
Compass Group PLC	32,344	291
Diageo PLC	41,294	807
Essar Energy PLC*	5,707	48
Eurasian Natural Resources Corp. PLC	4,187	66
FirstGroup PLC	8,420	50
Fresnillo PLC	3,101	81
G4S PLC	22,971	99
GlaxoSmithKline PLC	86,207	1,657
Hammerson PLC	11,517	87

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United Kingdom - 18.2% continued
Home Retail Group PLC	14,374	$52
HSBC Holdings PLC	291,727	3,211
ICAP PLC	9,095	77
Imperial Tobacco Group PLC	17,266	555
Inmarsat PLC	7,090	77
Intercontinental Hotels Group PLC	4,954	110
International Consolidated Airlines Group S.A.*	11,551	42
International Power PLC	24,760	135
Intertek Group PLC	2,598	76
Invensys PLC	13,375	77
Investec PLC	7,502	58
ITV PLC*	62,454	89
J. Sainsbury PLC	19,706	122
Johnson Matthey PLC	3,484	105
Kazakhmys PLC	3,474	81
Kingfisher PLC	38,609	160
Land Securities Group PLC	12,689	158
Legal & General Group PLC	95,495	184
Lloyds Banking Group PLC*	668,367	674
London Stock Exchange Group PLC	2,829	41
Lonmin PLC	2,566	77
Man Group PLC	30,159	141
Marks & Spencer Group PLC	25,891	146
National Grid PLC	58,522	544
Next PLC	3,089	99
Old Mutual PLC	88,367	189
Pearson PLC	13,030	223
Petrofac Ltd.	4,155	94
Prudential PLC	41,346	478
Randgold Resources Ltd.*	1,455	118
Reckitt Benckiser Group PLC	10,411	537
Reed Elsevier PLC	19,892	178
Resolution Ltd.	23,627	111
Rexam PLC	14,363	85
Rio Tinto PLC	24,095	1,700
Rolls-Royce Group PLC*	30,283	304
Royal Bank of Scotland Group PLC*	296,958	219
RSA Insurance Group PLC	57,432	131
SABMiller PLC	15,501	522
Sage Group (The) PLC	21,375	99
Schroders PLC	1,997	58
Scottish & Southern Energy PLC	15,000	302
Segro PLC	12,005	63
Serco Group PLC	7,975	71
Severn Trent PLC	3,854	93
Smith & Nephew PLC	14,504	168
Smiths Group PLC	6,351	138
Standard Chartered PLC	38,516	1,018
Standard Life PLC	37,221	145
Subsea 7 S.A.†	4,624	119
Tesco PLC	132,185	869
Thomas Cook Group PLC	16,427	50
TUI Travel PLC	7,804	31
Tullow Oil PLC	15,085	352
Unilever PLC	21,021	624
United Utilities Group PLC	11,110	107
Vedanta Resources PLC†	1,976	77
Vodafone Group PLC	862,686	2,448
Weir Group (The) PLC	3,863	108
Whitbread PLC	2,897	84
WM Morrison Supermarkets PLC	34,687	156
Wolseley PLC*	4,616	161

		36,205

Total Common Stocks (Cost $164,847)(2)		192,672

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	771	42
Henkel A.G. & Co. KGaA	2,905	175
Porsche Automobil Holding S.E.	1,424	113
ProSiebenSat.1 Media A.G.	1,160	37
RWE A.G. (Non Voting)	638	41
Volkswagen A.G.	2,820	478

		886

Total Preferred Stocks (Cost $635)(2)		886

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Austria - 0.0%
Immofinanz A.G.*	16,103	$—

Hong Kong - 0.0%
Wharf Holdings Ltd.*	2,224	4

Sweden - 0.0%
TeliaSonera AB†*	37,409	2

Total Rights (Cost $3)		6

INVESTMENT COMPANIES - 5.8%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	367,533	367
Northern Institutional Funds - Liquid Assets Portfolio(3) (5) (6)	11,153,866	11,154

Total Investment Companies (Cost $11,521)		11,521

Total Investments - 103.0% (Cost $177,006)		205,085

Liabilities less Other Assets - (3.0)%		(6,045)

NET ASSETS - 100.0%		$199,040

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,394,000 with net sales of approximately $1,027,000 during the three months ended February 28, 2011.
(5)	Investment relates to cash collateral received from Portfolio securities loaned.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $6,545,000 with net purchases of approximately $4,609,000 during the three months ended February 28, 2011.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$193,994

Gross tax appreciation of investments	$22,418
Gross tax depreciation of investments	(11,327)

Net tax appreciation of investments	$11,091

At February 28, 2011, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	46	$1,913	Long	3/11	$33
FTSE 100 Index (British Pound)	15	1,457	Long	3/11	18
Hang Seng Index (Hong Kong Dollar)	1	150	Long	3/11	3
NIKKEI (Japanese Yen)	11	718	Long	3/11	4
SGXDT NKEI (Japanese Yen)	1	65	Long	3/11	(1)
SPI 200 (Australian Dollar)	4	491	Long	3/11	12
TOPIX Index (Japanese Yen)	6	698	Long	3/11	27

Total					$96

At February 28, 2011, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.3%
Consumer Staples	9.4
Energy	8.2
Financials	25.1
Health Care	7.9
Industrials	12.6
Information Technology	4.9
Materials	11.0
Telecommunication Services	5.5
Utilities	5.1

Total	100%

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

At February 28, 2011, the International Equity Index Portfolio’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.2%
Japanese Yen	22.1
British Pound	21.3
Australian Dollar	8.5
Swiss Franc	7.8
All other currencies less than 5%	10.1

Total	100.0%

At February 28, 2011, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	50	Hong Kong Dollar	389	3/2/11	$—
United States Dollar	25	Danish Krone	135	3/3/11	—
Australian Dollar	72	United States Dollar	70	3/16/11	(3)
Australian Dollar	122	United States Dollar	120	3/16/11	(3)
Australian Dollar	101	United States Dollar	100	3/16/11	(2)
Australian Dollar	192	United States Dollar	190	3/16/11	(5)
British Pound	110	United States Dollar	172	3/16/11	(7)
British Pound	285	United States Dollar	450	3/16/11	(12)
British Pound	287	United States Dollar	460	3/16/11	(7)
Euro	180	United States Dollar	238	3/16/11	(10)
Euro	122	United States Dollar	160	3/16/11	(9)
Euro	490	United States Dollar	670	3/16/11	(5)
Hong Kong
Dollar	179	United States Dollar	23	3/16/11	—
Japanese Yen	14,525	United States Dollar	173	3/16/11	(4)
Japanese Yen	10,806	United States Dollar	130	3/16/11	(2)
Japanese Yen	28,785	United States Dollar	350	3/16/11	(2)
Japanese Yen	39,377	United States Dollar	480	3/16/11	(1)
Swiss Franc	44	United States Dollar	45	3/16/11	(3)
Swiss Franc	67	United States Dollar	70	3/16/11	(3)
Swiss Franc	145	United States Dollar	150	3/16/11	(6)
Swiss Franc	160	United States Dollar	170	3/16/11	(3)
United States Dollar	200	Australian Dollar	206	3/16/11	9
United States Dollar	100	Australian Dollar	103	3/16/11	4
United States Dollar	381	British Pound	243	3/16/11	13
United States Dollar	200	British Pound	129	3/16/11	9
United States Dollar	1,000	British Pound	618	3/16/11	4
United States Dollar	487	Euro	369	3/16/11	22
United States Dollar	300	Euro	227	3/16/11	13
United States Dollar	1,000	Euro	724	3/16/11	(1)
United States Dollar	150	Hong Kong Dollar	1,166	3/16/11	—
United States Dollar	510	Japanese Yen	42,644	3/16/11	11
United States Dollar	300	Japanese Yen	25,251	3/16/11	9
United States Dollar	100	Swiss Franc	97	3/16/11	4

Total					$10

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$19,455	$—	$19,455
Consumer Staples	—	18,238	—	18,238
Energy	—	16,049	—	16,049
Financials	—	47,659	—	47,659
Health Care	—	15,348	—	15,348
Industrials	—	24,562	—	24,562
Information Technology	—	9,564	—	9,564
Materials	—	21,391	—	21,391
Telecommunication Services	—	10,653	—	10,653
Utilities	—	9,753	—	9,753
Preferred Stocks
Consumer Discretionary	—	670	—	670
Consumer Staples	—	175	—	175
Utilities	—	41	—	41
Rights
Financials	4	—	—	4
Telecommunication Services	2	—	—	2
Investment Companies	11,521	—	—	11,521

Total Investments	$11,527	$193,558	$—	$205,085

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$97	$—	$—	$97
Forward Foreign Currency Exchange Contracts	—	98	—	98
Liabilities
Futures Contracts	(1)	—	—	(1)
Forward Foreign Currency Exchange Contracts	—	(88)	—	(88)

Total Other Financial Instruments	$96	$10	$—	$106

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 02/28/11 (000S)
Common Stocks
Industrials	$57	$9	$(7)	$(59)	$—	$—

Total	$57	$9	$(7)	$(59)	$—	$—

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Advertising - 0.1%
APAC Customer Services, Inc.*	1,853	$11
Harte-Hanks, Inc.	2,235	28
Marchex, Inc., Class B†	1,070	10

		49

Aerospace/Defense - 1.4%
AAR Corp.*	2,263	62
Aerovironment, Inc.*	951	28
Astronics Corp.†*	529	11
Cubic Corp.	914	46
Curtiss-Wright Corp.	2,666	98
Ducommun, Inc.†	601	13
Esterline Technologies Corp.*	1,731	124
GenCorp, Inc.†*	3,370	17
HEICO Corp.†	1,703	94
Herley Industries, Inc.*	800	15
Kaman Corp.†	1,506	48
Kratos Defense & Security Solutions, Inc.†*	1,026	15
LMI Aerospace, Inc.†*	500	9
Moog, Inc., Class A†*	2,632	120
National Presto Industries, Inc.†	278	35
Orbital Sciences Corp.*	3,345	60
Teledyne Technologies, Inc.*	2,104	110
Triumph Group, Inc.†	969	84

		989

Agriculture - 0.3%
Alico, Inc.†	217	6
Alliance One International, Inc.†*	5,212	19
Andersons (The), Inc.	1,066	51
Cadiz, Inc.†*	674	9
Griffin Land & Nurseries, Inc.†	144	5
Limoneira Co.†	483	11
MGP Ingredients, Inc.	683	6
Star Scientific, Inc.†*	5,602	10
Tejon Ranch Co.*	760	20
Universal Corp.†	1,400	59
Vector Group Ltd.†	2,627	44

		240

Airlines - 0.7%
AirTran Holdings, Inc.*	7,830	57
Alaska Air Group, Inc.*	2,071	123
Allegiant Travel Co.†	887	37
Hawaiian Holdings, Inc.†*	3,042	20
JetBlue Airways Corp.†*	14,125	81
Pinnacle Airlines Corp.†*	1,053	6
Republic Airways Holdings, Inc.†*	2,812	18
Skywest, Inc.	3,232	53
US Airways Group, Inc.†*	9,339	81

		476

Apparel - 1.9%
American Apparel, Inc.†*	1,900	2
Carter’s, Inc.*	3,445	99
Cherokee, Inc.†	423	7
Columbia Sportswear Co.†	664	42
CROCS, Inc.*	4,971	88
Deckers Outdoor Corp.†*	2,243	198
Delta Apparel, Inc.†*	326	4
G-III Apparel Group Ltd.†*	893	35
Iconix Brand Group, Inc.†*	4,185	93
Joe’s Jeans, Inc.†*	2,358	3
Jones Group (The), Inc.	5,051	67
K-Swiss, Inc., Class A†*	1,531	15
Lacrosse Footwear, Inc.†	251	4
Maidenform Brands, Inc.†*	1,326	36
Oxford Industries, Inc.†	761	18
Perry Ellis International, Inc.*	581	17
Quiksilver, Inc.*	7,566	33
R.G. Barry Corp.†	430	5
Skechers U.S.A., Inc., Class A†*	2,006	42
Steven Madden Ltd.†*	1,421	61
Timberland (The) Co., Class A*	2,274	84
True Religion Apparel, Inc.†*	1,472	35
Under Armour, Inc., Class A†*	2,040	135
Unifi, Inc.*	810	15
Volcom, Inc.†*	1,121	20
Warnaco Group (The), Inc.*	2,576	151
Weyco Group, Inc.†	404	10
Wolverine World Wide, Inc.	2,880	106

		1,425

Auto Manufacturers - 0.1%
Force Protection, Inc.*	4,098	21
Wabash National Corp.*	3,959	41

		62

Auto Parts & Equipment - 1.1%
American Axle & Manufacturing Holdings, Inc.†*	3,489	47

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Auto Parts & Equipment - 1.1% continued
Amerigon, Inc.†*	1,242	$17
ArvinMeritor, Inc.*	5,450	98
Commercial Vehicle Group, Inc.*	1,397	22
Cooper Tire & Rubber Co.†	3,551	83
Dana Holding Corp.*	8,111	153
Dorman Products, Inc.†*	656	23
Douglas Dynamics, Inc.†	637	10
Exide Technologies†*	4,376	52
Fuel Systems Solutions, Inc.†*	935	27
Miller Industries, Inc.†	561	9
Modine Manufacturing Co.*	2,680	40
Spartan Motors, Inc.†	1,996	13
Standard Motor Products, Inc.	1,137	13
Superior Industries International, Inc.	1,343	27
Tenneco, Inc.†*	3,461	138
Titan International, Inc.†	2,042	49
Tower International, Inc.*	355	6

		827

Banks - 5.3%
1st Source Corp.†	868	17
1st United Bancorp, Inc.*	1,277	8
Alliance Financial Corp.†	290	9
American National Bankshares, Inc.†	355	8
Ameris Bancorp†*	1,390	14
Ames National Corp.†	496	9
Arrow Financial Corp.†	550	14
Bancfirst Corp.†	405	17
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,596	27
Bancorp (The), Inc.†*	1,353	11
Bancorp Rhode Island, Inc.	204	6
Bank of Marin Bancorp†	312	11
Bank of the Ozarks, Inc.†	760	33
Boston Private Financial Holdings, Inc.†	4,328	31
Bridge Bancorp, Inc.†	357	8
Bryn Mawr Bank Corp.†	561	12
Camden National Corp.†	430	14
Capital City Bank Group, Inc.†	691	9
Cardinal Financial Corp.	1,650	18
Cass Information Systems, Inc.†	485	19
Cathay General Bancorp†	4,547	81
Center Financial Corp.*	1,991	16
Centerstate Banks, Inc.†	1,455	11
Century Bancorp, Inc., Class A†	201	5
Chemical Financial Corp.	1,418	29
Citizens & Northern Corp.†	710	11
Citizens Republic Bancorp, Inc.*	22,377	19
City Holding Co.†	918	31
CNB Financial Corp.†	737	10
CoBiz Financial, Inc.†	1,760	11
Columbia Banking System, Inc.†	2,272	45
Community Bank System, Inc.†	1,918	48
Community Trust Bancorp, Inc.†	777	22
CVB Financial Corp.†	5,150	43
Eagle Bancorp, Inc.†*	939	14
Encore Bancshares, Inc.†*	479	6
Enterprise Financial Services Corp.†	844	11
Financial Institutions, Inc.	636	12
First Bancorp†	860	13
First BanCorp Puerto Rico†*	1,138	5
First Bancorp, Inc.†	500	7
First Busey Corp.	3,120	16
First Commonwealth Financial Corp.†	6,059	40
First Community Bancshares, Inc.†	942	12
First Financial Bancorp	3,350	57
First Financial Bankshares, Inc.†	1,209	61
First Financial Corp.†	641	21
First Interstate Bancsystem, Inc.†	744	11
First Merchants Corp.	1,464	13
First Midwest Bancorp, Inc.†	4,286	52
First of Long Island (The) Corp.	420	11
First South Bancorp, Inc.†	429	2
FirstMerit Corp.	6,249	107
FNB Corp.†	6,625	66
German American Bancorp, Inc.†	647	11
Glacier Bancorp, Inc.†	4,173	65
Great Southern Bancorp, Inc.†	587	13
Green Bankshares, Inc.†*	646	2
Hancock Holding Co.†	1,690	59
Hanmi Financial Corp.†*	5,528	7
Heartland Financial USA, Inc.†	718	12
Heritage Financial Corp.†*	514	8
Home Bancshares, Inc.†	1,276	29
Hudson Valley Holding Corp.†	756	16
IBERIABANK Corp.†	1,552	89
Independent Bank Corp.†	1,228	33
International Bancshares Corp.†	3,080	59
Lakeland Bancorp, Inc.†	1,289	12

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Banks - 5.3% continued
Lakeland Financial Corp.	943	$21
MainSource Financial Group, Inc.†	1,156	11
MB Financial, Inc.	3,089	64
Merchants Bancshares, Inc.†	263	7
Metro Bancorp, Inc.†*	768	9
Midsouth Bancorp, Inc.	480	7
MidWestOne Financial Group, Inc.†	414	6
Nara Bancorp, Inc.*	2,229	23
National Bankshares, Inc.†	414	12
National Penn Bancshares, Inc.	7,295	58
NBT Bancorp, Inc.	2,012	45
Old National Bancorp†	5,424	61
OmniAmerican Bancorp, Inc.†*	696	11
Oriental Financial Group, Inc.†	2,680	32
Orrstown Financial Services, Inc.†	386	11
Pacific Continental Corp.	1,067	11
PacWest Bancorp†	1,786	37
Park National Corp.†	724	48
Peapack Gladstone Financial Corp.†	543	7
Penns Woods Bancorp, Inc.†	216	8
Peoples Bancorp, Inc.†	609	8
Pinnacle Financial Partners, Inc.†*	1,953	31
Porter Bancorp, Inc.†	236	2
PrivateBancorp, Inc.†	3,038	44
Prosperity Bancshares, Inc.†	2,703	110
Renasant Corp.†	1,449	23
Republic Bancorp, Inc., Class A†	548	9
S&T Bancorp, Inc.†	1,444	32
S.Y. Bancorp, Inc.†	688	17
Sandy Spring Bancorp, Inc.	1,399	27
SCBT Financial Corp.†	722	23
Sierra Bancorp†	644	7
Signature Bank*	2,372	123
Simmons First National Corp., Class A†	997	29
Southside Bancshares, Inc.†	906	21
Southwest Bancorp, Inc.*	1,111	16
State Bancorp, Inc.	1,016	11
StellarOne Corp.	1,287	19
Sterling Bancorp	1,540	15
Sterling Bancshares, Inc.	5,295	48
Suffolk Bancorp†	535	11
Susquehanna Bancshares, Inc.†	7,509	72
SVB Financial Group†*	2,419	131
Taylor Capital Group, Inc.†*	540	6
Texas Capital Bancshares, Inc.†*	2,140	54
Tompkins Financial Corp.	458	19
Tower Bancorp, Inc.†	435	10
TowneBank†	1,368	20
Trico Bancshares†	800	13
TrustCo Bank Corp.†	4,401	27
Trustmark Corp.†	3,705	87
UMB Financial Corp.†	1,839	73
Umpqua Holdings Corp.	6,639	76
Union First Market Bankshares Corp.†	1,028	12
United Bankshares, Inc.†	2,251	64
United Community Banks, Inc.†*	5,652	8
Univest Corp. of Pennsylvania†	947	17
Virginia Commerce Bancorp, Inc.†*	1,195	7
Washington Banking Co.	849	12
Washington Trust Bancorp, Inc.†	789	18
Webster Financial Corp.	4,089	95
WesBanco, Inc.†	1,358	28
West Bancorporation, Inc.†	881	7
West Coast Bancorp†*	5,443	18
Westamerica Bancorporation	1,703	88
Western Alliance Bancorp†*	3,794	31
Whitney Holding Corp.	5,585	79
Wilshire Bancorp, Inc.†	1,174	8
Wintrust Financial Corp.†	1,991	67

		3,891

Beverages - 0.2%
Boston Beer Co., Inc., Class A†*	501	47
Coca-Cola Bottling Co. Consolidated†	249	14
Farmer Bros. Co.†	400	5
National Beverage Corp.	620	8
Peet’s Coffee & Tea, Inc.†*	674	29
Primo Water Corp.*	548	7

		110

Biotechnology - 1.8%
Acorda Therapeutics, Inc.†*	2,245	47
Aegerion Pharmaceuticals, Inc.†*	318	5
Affymax, Inc.†*	1,255	8
Alnylam Pharmaceuticals, Inc.†*	2,109	23
AMAG Pharmaceuticals, Inc.†*	1,189	22
Arena Pharmaceuticals, Inc.†*	6,980	11
Ariad Pharmaceuticals, Inc.†*	7,330	44
Arqule, Inc.†*	2,450	16

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Biotechnology - 1.8% continued
AspenBio Pharma, Inc.*	3,646	$2
AVEO Pharmaceuticals, Inc.†*	643	9
BioCryst Pharmaceuticals, Inc.†*	1,798	8
Biosante Pharmaceuticals, Inc.†*	3,984	9
Biotime, Inc.†*	1,427	10
Cambrex Corp.†*	1,751	10
Celera Corp.†*	4,723	30
Celldex Therapeutics, Inc.†*	1,995	8
Chelsea Therapeutics International, Ltd.†*	2,270	9
Clinical Data, Inc.*	681	21
Complete Genomics, Inc.†*	329	2
Cubist Pharmaceuticals, Inc.†*	3,379	74
Curis, Inc.†*	4,299	13
Cytokinetics, Inc.†*	2,926	5
CytRx Corp.†*	6,177	6
Dynavax Technologies Corp.†*	5,652	17
Emergent Biosolutions, Inc.†*	1,186	25
Enzo Biochem, Inc.†*	1,919	8
Enzon Pharmaceuticals, Inc.†*	2,861	31
Exact Sciences Corp.†*	2,586	14
Exelixis, Inc.†*	6,332	79
Geron Corp.†*	7,079	35
Halozyme Therapeutics, Inc.†*	4,526	31
Immunogen, Inc.†*	3,964	36
Immunomedics, Inc.†*	3,838	14
Incyte Corp. Ltd.†*	5,086	70
Inhibitex, Inc.†*	2,648	6
Inovio Pharmaceuticals, Inc.†*	4,587	5
InterMune, Inc.†*	2,631	96
Lexicon Pharmaceuticals, Inc.*	11,484	22
Ligand Pharmaceuticals, Inc., Class B†*	1,126	12
Maxygen, Inc.†	1,796	7
Medicines (The) Co.*	3,083	54
Micromet, Inc.†*	5,254	33
Momenta Pharmaceuticals, Inc.†*	2,556	35
Nanosphere, Inc.†*	1,082	4
Neuralstem, Inc.†*	2,763	6
Novavax, Inc.†*	5,270	14
NPS Pharmaceuticals, Inc.*	3,892	30
NuPathe, Inc.†*	252	2
Nymox Pharmaceutical Corp.†*	1,250	8
Omeros Corp.†*	1,013	7
Pacific Biosciences of California, Inc.†*	864	14
PDL BioPharma, Inc.†	8,061	45
Peregrine Pharmaceuticals, Inc.†*	4,012	9
RTI Biologics, Inc.†*	3,209	9
Sangamo BioSciences, Inc.†*	2,596	21
Seattle Genetics, Inc.†*	5,401	80
Sequenom, Inc.†*	5,778	35
StemCells, Inc.†*	7,651	7
SuperGen, Inc.*	3,404	10
Transcept Pharmaceuticals, Inc.†*	260	2
Vical, Inc.*	3,946	8
ZIOPHARM Oncology, Inc.†*	2,860	17

		1,350

Building Materials - 0.7%
AAON, Inc.†	722	22
American DG Energy, Inc.†*	1,359	3
Apogee Enterprises, Inc.	1,632	22
Broadwind Energy, Inc.†*	5,320	9
Builders FirstSource, Inc.†*	2,631	6
Comfort Systems USA, Inc.	2,206	29
Drew Industries, Inc.	1,100	26
Gibraltar Industries, Inc.*	1,736	19
Interline Brands, Inc.*	1,914	42
Louisiana-Pacific Corp.†*	7,342	76
LSI Industries, Inc.	1,079	8
NCI Building Systems, Inc.†*	1,089	15
PGT, Inc.†*	1,195	3
Quanex Building Products Corp.	2,199	42
Simpson Manufacturing Co., Inc.†	2,281	66
Texas Industries, Inc.†	1,207	49
Trex Co., Inc.†*	895	27
Universal Forest Products, Inc.†	1,119	38

		502

Chemicals - 2.2%
A. Schulman, Inc.†	1,828	41
Aceto Corp.†	1,444	11
American Vanguard Corp.†	1,152	10
Arch Chemicals, Inc.	1,310	47
Balchem Corp.†	1,633	59
Codexis, Inc.*	680	7
Ferro Corp.*	4,988	79
Georgia Gulf Corp.*	1,959	63
H.B. Fuller Co.	2,837	61
Hawkins, Inc.†	500	19
Innophos Holdings, Inc.	1,241	53

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Chemicals - 2.2% continued
KMG Chemicals, Inc.†	316	$6
Kraton Performance Polymers, Inc.*	648	22
Landec Corp.*	1,523	9
Minerals Technologies, Inc.	1,091	71
NewMarket Corp.†	551	71
Olin Corp.†	4,577	85
OM Group, Inc.*	1,789	63
Omnova Solutions, Inc.*	2,578	18
PolyOne Corp.*	5,371	75
Quaker Chemical Corp.	655	25
Rockwood Holdings, Inc.*	3,020	141
Sensient Technologies Corp.	2,872	96
Solutia, Inc.*	7,031	163
Spartech Corp.†*	1,767	15
Stepan Co.†	446	31
TPC Group, Inc.*	456	13
W.R. Grace & Co.†*	4,211	160
Westlake Chemical Corp.†	1,139	54
Zep, Inc.	1,256	20
Zoltek Cos., Inc.†*	1,610	24

		1,612

Coal - 0.4%
Cloud Peak Energy, Inc.*	1,836	37
Hallador Energy Co.†	176	2
International Coal Group, Inc.†*	7,635	75
James River Coal Co.†*	1,605	34
L&L Energy, Inc.†*	1,075	8
Patriot Coal Corp.†*	4,524	107

		263

Commercial Services - 5.5%
ABM Industries, Inc.†	3,010	80
Acacia Research - Acacia Technologies*	1,953	57
Accretive Health, Inc.†*	673	14
Administaff, Inc.	1,252	38
Advance America Cash Advance Centers, Inc.	3,093	17
Advisory Board (The) Co.*	904	46
Albany Molecular Research, Inc.*	1,374	6
American Public Education, Inc.†*	1,064	45
American Reprographics Co.*	2,164	19
AMN Healthcare Services, Inc.†*	2,274	17
Arbitron, Inc.	1,541	61
Asset Acceptance Capital Corp.†*	868	5
Avis Budget Group, Inc.*	5,944	91
Barrett Business Services, Inc.	420	6
Bridgepoint Education, Inc.†*	1,127	21
Capella Education Co.†*	972	56
Cardtronics, Inc.*	1,564	30
CBIZ, Inc.†*	1,945	14
CDI Corp.	742	11
Cenveo, Inc.†*	3,249	18
Chemed Corp.	1,326	87
Consolidated Graphics, Inc.*	537	29
Corinthian Colleges, Inc.†*	5,100	27
Corporate Executive Board (The) Co.	1,985	80
Corvel Corp.*	404	20
CoStar Group, Inc.*	1,199	68
CPI Corp.†	289	7
CRA International, Inc.*	644	17
Cross Country Healthcare, Inc.†*	1,829	15
Deluxe Corp.†	2,967	76
Dollar Financial Corp.†*	2,117	45
Dollar Thrifty Automotive Group, Inc.*	1,659	88
Electro Rent Corp.	989	16
Euronet Worldwide, Inc.*	2,839	51
ExamWorks Group, Inc.†*	686	15
ExlService Holdings, Inc.†*	862	19
Forrester Research, Inc.	853	31
Franklin Covey Co.†*	721	6
Geo Group (The), Inc.†*	3,540	90
Global Cash Access Holdings, Inc.*	2,955	10
Grand Canyon Education, Inc.*	1,795	29
Great Lakes Dredge & Dock Corp.	3,408	27
H&E Equipment Services, Inc.†*	1,621	25
Hackett Group (The), Inc.†*	1,719	6
Healthcare Services Group, Inc.†	3,809	68
Heartland Payment Systems, Inc.†	2,192	43
Heidrick & Struggles International, Inc.	1,011	28
Hill International, Inc.†*	1,425	8
HMS Holdings Corp.*	1,574	119
Hudson Highland Group, Inc.*	1,840	12
Huron Consulting Group, Inc.*	1,273	35
ICF International, Inc.*	989	22
K12, Inc.†*	1,438	48
Kelly Services, Inc., Class A*	1,509	32
Kendle International, Inc.*	814	10
Kenexa Corp.†*	1,296	30
Kforce, Inc.*	1,770	32

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Commercial Services - 5.5% continued
Korn/Ferry International*	2,664	$61
Landauer, Inc.†	544	34
Learning Tree International, Inc.†	300	3
LECG Corp.*	1,479	—
Lincoln Educational Services Corp.	851	13
Live Nation Entertainment, Inc.†*	8,147	87
Mac-Gray Corp.	665	11
MAXIMUS, Inc.	1,013	75
McGrath Rentcorp†	1,387	38
Medifast, Inc.†*	787	18
MedQuist, Inc.†	713	6
Midas, Inc.†*	796	6
MoneyGram International, Inc.†*	4,802	13
Monro Muffler Brake, Inc.†	1,726	56
Multi-Color Corp.	650	12
National American University Holdings, Inc.†	493	4
National Research Corp.	100	3
Navigant Consulting, Inc.†*	2,923	28
On Assignment, Inc.*	2,124	22
Parexel International Corp.†*	3,380	79
PDI, Inc.†*	553	5
PHH Corp.†*	3,213	79
Pre-Paid Legal Services, Inc.†*	442	29
Princeton Review, Inc.†*	797	1
Providence Service (The) Corp.*	742	12
Rent-A-Center, Inc.	3,814	126
Resources Connection, Inc.	2,692	52
Rollins, Inc.†	3,735	73
RSC Holdings, Inc.*	2,860	39
Rural/Metro Corp.*	1,096	16
SFN Group, Inc.*	3,001	42
Sotheby’s†	3,885	191
Standard Parking Corp.*	900	16
Steiner Leisure Ltd.*	860	41
Stewart Enterprises, Inc., Class A†	4,712	36
SuccessFactors, Inc.†*	3,646	131
Team Health Holdings, Inc.†*	863	16
Team, Inc.*	1,096	28
TeleTech Holdings, Inc.*	1,769	40
TNS, Inc.*	1,510	29
Transcend Services, Inc.†*	556	12
TrueBlue, Inc.*	2,555	41
United Rentals, Inc.†*	3,501	109
Universal Technical Institute, Inc.	1,212	22
Valassis Communications, Inc.*	2,884	81
Viad Corp.†	1,187	27
Wright Express Corp.*	2,248	115

		4,001

Computers - 2.7%
3D Systems Corp.†*	1,052	51
Agilysys, Inc.†*	1,028	5
CACI International, Inc., Class A†*	1,754	104
CIBER, Inc.*	3,594	17
Computer Task Group, Inc.†*	850	10
Cray, Inc.*	2,030	15
Digimarc Corp.†*	389	12
Echelon Corp.†*	1,899	17
Electronics for Imaging, Inc.*	2,627	41
Fortinet, Inc.*	2,426	99
Hutchinson Technology, Inc.†*	1,440	5
iGate Corp.†	1,376	25
Imation Corp.*	1,700	20
Immersion Corp.†*	1,600	11
Insight Enterprises, Inc.*	2,678	49
Integral Systems, Inc.†*	1,073	13
Jack Henry & Associates, Inc.	4,950	158
Keyw Holding (The) Corp.†*	595	8
LivePerson, Inc.*	2,572	26
Magma Design Automation, Inc.*	3,714	25
Manhattan Associates, Inc.*	1,318	42
Maxwell Technologies, Inc.†*	1,510	27
Mentor Graphics Corp.*	6,181	98
Mercury Computer Systems, Inc.*	1,396	27
MTS Systems Corp.	885	41
NCI, Inc., Class A*	400	9
Netscout Systems, Inc.*	1,769	44
Quantum Corp.†*	12,523	32
Radiant Systems, Inc.*	1,918	33
Radisys Corp.†*	1,376	11
RealD, Inc.†*	849	19
Rimage Corp.*	526	8
Riverbed Technology, Inc.*	7,729	319
Silicon Graphics International Corp.†*	1,723	27
SMART Modular Technologies WWH, Inc.†*	3,093	21
Spansion, Inc., Class A*	827	17
SRA International, Inc., Class A*	2,489	68
STEC, Inc.†*	2,365	48

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Computers - 2.7% continued
Stratasys, Inc.†*	1,191	$54
Super Micro Computer, Inc.†*	1,447	22
SYKES Enterprises, Inc.*	2,393	45
Synaptics, Inc.†*	1,964	58
Syntel, Inc.	759	40
Tier Technologies, Inc.*	797	5
Unisys Corp.†*	2,465	92
Virtusa Corp.†*	806	14
Wave Systems Corp., Class A†*	4,616	18
Xyratex Ltd.*	1,735	22

		1,972

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	1,390	41
Inter Parfums, Inc.†	819	15
Revlon, Inc., Class A†*	560	8

		64

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.†*	2,641	56
BlueLinx Holdings, Inc.†*	614	2
Brightpoint, Inc.*	4,078	51
Chindex International, Inc.†*	782	14
Core-Mark Holding Co., Inc.†*	620	21
Houston Wire & Cable Co.†	1,038	14
MWI Veterinary Supply, Inc.*	713	49
Owens & Minor, Inc.	3,666	114
Pool Corp.†	2,868	72
Rentrak Corp.†*	548	15
Scansource, Inc.*	1,555	57
School Specialty, Inc.†*	1,082	17
Titan Machinery, Inc.†*	769	20
United Stationers, Inc.*	1,403	95
Watsco, Inc.†	1,615	104

		701

Diversified Financial Services - 1.8%
Artio Global Investors, Inc.†	1,607	25
Asta Funding, Inc.	562	5
BGC Partners, Inc., Class A†	3,317	32
Calamos Asset Management, Inc., Class A	1,103	18
California First National Bancorp†	77	1
Cohen & Steers, Inc.†	1,004	29
CompuCredit Holdings Corp.†*	789	5
Cowen Group, Inc., Class A†*	2,071	9
Credit Acceptance Corp.†*	328	23
Diamond Hill Investment Group, Inc.†	131	10
Doral Financial Corp.*	1,620	2
Duff & Phelps Corp., Class A	1,568	25
Encore Capital Group, Inc.*	800	22
Epoch Holding Corp.	789	12
Evercore Partners, Inc., Class A†	908	31
FBR Capital Markets Corp.*	3,132	12
Federal Agricultural Mortgage Corp., Class C†	560	11
Financial Engines, Inc.*	748	18
First Marblehead (The) Corp.†*	2,945	7
GAMCO Investors, Inc., Class A†	400	19
GFI Group, Inc.†	3,843	19
Gleacher & Co., Inc.†*	4,669	9
Higher One Holdings, Inc.†*	577	11
International Assets Holding Corp.†*	746	18
Investment Technology Group, Inc.*	2,541	49
JMP Group, Inc.	835	7
KBW, Inc.†	2,064	53
Knight Capital Group, Inc., Class A†*	5,469	77
LaBranche & Co., Inc.†*	2,129	9
Ladenburg Thalmann Financial Services, Inc.*	5,591	6
MarketAxess Holdings, Inc.	1,594	34
Marlin Business Services Corp.*	505	6
MF Global Holdings Ltd.†*	6,700	58
National Financial Partners Corp.†*	2,445	35
Nelnet, Inc., Class A	1,528	34
Netspend Holdings, Inc.†*	1,755	23
NewStar Financial, Inc.*	1,587	17
Ocwen Financial Corp.†*	4,325	46
Oppenheimer Holdings, Inc., Class A†	596	20
optionsXpress Holdings, Inc.	2,436	39
Penson Worldwide, Inc.†*	1,217	8
Piper Jaffray Cos.*	895	37
Portfolio Recovery Associates, Inc.*	984	82
Pzena Investment Management, Inc., Class A	400	3
Rodman & Renshaw Capital Group, Inc.†*	1,062	2
Sanders Morris Harris Group, Inc.	1,209	8
SeaCube Container Leasing Ltd.	592	9
Stifel Financial Corp.†*	1,976	142
SWS Group, Inc.†	1,634	9
TradeStation Group, Inc.*	2,434	16
Virtus Investment Partners, Inc.†*	293	17

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Diversified Financial Services - 1.8% continued
Westwood Holdings Group, Inc.†	331	$12
World Acceptance Corp.†*	953	57

		1,288

Electric - 1.6%
Allete, Inc.	1,804	68
Ameresco, Inc., Class A†*	481	7
Avista Corp.	3,183	71
Black Hills Corp.†	2,274	70
Central Vermont Public Service Corp.†	751	16
CH Energy Group, Inc.†	914	45
Cleco Corp.	3,522	114
Dynegy, Inc.†*	5,933	34
El Paso Electric Co.*	2,531	71
Empire District Electric (The) Co.†	2,326	50
EnerNOC, Inc.†*	1,144	22
IDACORP, Inc.	2,792	106
MGE Energy, Inc.†	1,338	55
NorthWestern Corp.	2,096	62
Otter Tail Corp.†	2,081	47
Pike Electric Corp.*	1,000	10
PNM Resources, Inc.	5,023	67
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	4,373	103
UIL Holdings Corp.†	2,928	90
Unisource Energy Corp.	2,088	76
Unitil Corp.†	627	14

		1,198

Electrical Components & Equipment - 1.2%
A123 Systems, Inc.†*	4,186	40
Advanced Battery Technologies, Inc.†*	3,713	14
Advanced Energy Industries, Inc.†*	2,107	34
American Superconductor Corp.†*	2,933	78
Belden, Inc.	2,707	99
Capstone Turbine Corp.†*	13,824	21
Coleman Cable, Inc.†*	547	4
Encore Wire Corp.†	1,071	25
Ener1, Inc.†*	3,538	13
Energy Conversion Devices, Inc.†*	2,685	11
EnerSys*	2,795	99
Evergreen Solar, Inc.†*	1,919	4
Generac Holdings, Inc.*	1,120	21
GrafTech International Ltd.*	6,975	140
Graham Corp.†	589	13
Insteel Industries, Inc.†	1,007	13
Littelfuse, Inc.	1,268	67
Powell Industries, Inc.†*	518	19
Power-One, Inc.†*	4,040	33
PowerSecure International, Inc.†*	1,003	7
Satcon Technology Corp.†*	6,677	24
Universal Display Corp.†*	1,742	73
Vicor Corp.†	1,109	17

		869

Electronics - 2.5%
American Science & Engineering, Inc.	521	49
Analogic Corp.	751	41
Applied Energetics, Inc.†*	3,960	3
Badger Meter, Inc.†	866	34
Ballantyne Strong, Inc.†*	744	5
Bel Fuse, Inc., Class B†	618	14
Benchmark Electronics, Inc.*	3,651	69
Brady Corp., Class A	2,834	101
Checkpoint Systems, Inc.†*	2,287	50
Coherent, Inc.*	1,463	90
CTS Corp.	1,956	23
Cymer, Inc.*	1,742	88
Daktronics, Inc.†	1,959	23
DDi Corp.†	775	8
Dionex Corp.*	1,020	120
Electro Scientific Industries, Inc.†*	1,576	24
FARO Technologies, Inc.*	937	33
FEI Co.†*	2,210	74
II-VI, Inc.†*	1,451	74
L-1 Identity Solutions, Inc.†*	4,450	53
LaBarge, Inc.†*	719	11
Measurement Specialties, Inc.*	837	26
Methode Electronics, Inc.†	2,151	25
Microvision, Inc.†*	5,483	9
Multi-Fineline Electronix, Inc.*	585	17
Newport Corp.*	2,134	36
NVE Corp.†*	277	16
OSI Systems, Inc.†*	941	35
Park Electrochemical Corp.†	1,191	38
Plexus Corp.*	2,336	74
Pulse Electronics Corp.†	2,445	15
Rofin-Sinar Technologies, Inc.†*	1,635	63
Rogers Corp.*	914	43
Sanmina-SCI Corp.*	4,605	72

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Electronics - 2.5% continued
Spectrum Control, Inc.*	718	$10
SRS Labs, Inc.†*	630	6
Stoneridge, Inc.*	900	14
Taser International, Inc.†*	3,515	13
TTM Technologies, Inc.*	4,630	81
UQM Technologies, Inc.†*	2,174	7
Viasystems Group, Inc.†*	253	6
Watts Water Technologies, Inc., Class A	1,700	67
Woodward Governor Co.	3,530	116
X-Rite, Inc.†*	1,999	9
Zygo Corp.†*	1,027	15

		1,800

Energy - Alternate Sources - 0.2%
Amyris, Inc.†*	336	11
Clean Energy Fuels Corp.†*	2,647	37
Comverge, Inc.†*	1,443	7
FuelCell Energy, Inc.†*	5,826	10
Green Plains Renewable Energy, Inc.†*	1,028	13
Headwaters, Inc.†*	3,412	17
Hoku Corp.†*	1,007	2
REX American Resources Corp.†*	386	6
Syntroleum Corp.†*	3,688	6

		109

Engineering & Construction - 0.7%
Argan, Inc.†*	422	4
Dycom Industries, Inc.*	2,038	35
EMCOR Group, Inc.*	3,848	122
Exponent, Inc.*	814	32
Granite Construction, Inc.†	2,026	58
Insituform Technologies, Inc., Class A†*	2,275	59
Layne Christensen Co.*	1,135	38
MasTec, Inc.*	3,072	57
Michael Baker Corp.*	468	15
Mistras Group, Inc.†*	840	13
MYR Group, Inc.*	1,138	26
Orion Marine Group, Inc.†*	1,507	18
Sterling Construction Co., Inc.*	927	12
Tutor Perini Corp.†	1,532	36
VSE Corp.†	247	7

		532

Entertainment - 0.6%
Ascent Media Corp., Class A*	820	34
Bluegreen Corp.†*	800	3
Carmike Cinemas, Inc.†*	632	5
Churchill Downs, Inc.†	664	28
Cinemark Holdings, Inc.	3,295	66
Empire Resorts, Inc.†*	2,362	2
Isle of Capri Casinos, Inc.†*	893	8
Lions Gate Entertainment Corp.†*	3,931	24
National CineMedia, Inc.	3,067	58
Pinnacle Entertainment, Inc.†*	3,495	46
Scientific Games Corp., Class A†*	3,796	34
Shuffle Master, Inc.†*	3,092	29
Speedway Motorsports, Inc.†	754	11
Vail Resorts, Inc.†*	2,100	103
Warner Music Group Corp.†*	2,565	15

		466

Environmental Control - 0.7%
Calgon Carbon Corp.†*	3,255	46
Casella Waste Systems, Inc., Class A†*	1,418	10
Clean Harbors, Inc.*	1,339	123
Darling International, Inc.*	6,165	86
Energy Recovery, Inc.†*	2,531	8
EnergySolutions, Inc.†	5,093	34
Fuel Tech, Inc.*	1,085	8
Heckmann Corp.*	5,066	29
Metalico, Inc.†*	2,189	14
Met-Pro Corp.†	846	10
Mine Safety Appliances Co.†	1,542	56
Rentech, Inc.†*	12,516	16
Tetra Tech, Inc.*	3,580	84
US Ecology, Inc.	1,074	18

		542

Food - 1.6%
Arden Group, Inc., Class A†	67	5
B&G Foods, Inc.†	2,729	41
Calavo Growers, Inc.†	636	15
Cal-Maine Foods, Inc.†	815	24
Chiquita Brands International, Inc.*	2,597	45
Diamond Foods, Inc.†	1,264	64
Dole Food Co., Inc.†*	2,067	31
Fresh Del Monte Produce, Inc.†	2,305	66
Fresh Market (The), Inc.†*	878	36
Hain Celestial Group (The), Inc.†*	2,374	71
Imperial Sugar Co.†	705	8
Ingles Markets, Inc., Class A	739	14

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Food - 1.6% continued
J&J Snack Foods Corp.	826	$36
John B. Sanfilippo & Son, Inc.†*	447	5
Lancaster Colony Corp.†	1,124	65
Lifeway Foods, Inc.†*	300	3
M&F Worldwide Corp.†*	610	15
Nash Finch Co.	729	29
Pilgrim’s Pride Corp.†*	2,812	22
Ruddick Corp.†	2,547	94
Sanderson Farms, Inc.†	1,317	54
Seaboard Corp.†	19	44
Seneca Foods Corp., Class A†*	473	13
Senomyx, Inc.†*	2,245	16
Smart Balance, Inc.*	3,614	16
Snyders-Lance, Inc.†	1,513	28
Spartan Stores, Inc.†	1,285	19
Tootsie Roll Industries, Inc.†	1,398	40
TreeHouse Foods, Inc.†*	2,017	105
United Natural Foods, Inc.*	2,782	118
Village Super Market, Class A†	354	11
Weis Markets, Inc.†	641	25
Winn-Dixie Stores, Inc.†*	3,204	22

		1,200

Forest Products & Paper - 0.5%
Boise, Inc.†	4,115	37
Buckeye Technologies, Inc.	2,269	59
Clearwater Paper Corp.*	663	52
Deltic Timber Corp.†	620	38
KapStone Paper and Packaging Corp.†*	2,198	38
Neenah Paper, Inc.	870	17
P.H. Glatfelter Co.	2,640	32
Schweitzer-Mauduit International, Inc.†	1,063	58
Verso Paper Corp.†*	1,013	6
Wausau Paper Corp.†	2,825	23
Xerium Technologies, Inc.*	446	10

		370

Gas - 1.1%
Chesapeake Utilities Corp.†	552	23
Laclede Group (The), Inc.†	1,290	50
New Jersey Resources Corp.†	2,397	100
Nicor, Inc.†	2,627	139
Northwest Natural Gas Co.	1,542	72
Piedmont Natural Gas Co., Inc.†	4,165	122
South Jersey Industries, Inc.†	1,733	95
Southwest Gas Corp.†	2,631	102
WGL Holdings, Inc.†	2,945	112

		815

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	1,345	57

Healthcare - Products - 3.6%
Abaxis, Inc.*	1,299	34
ABIOMED, Inc.*	1,863	23
Accuray, Inc.†*	2,962	29
Affymetrix, Inc.†*	4,078	20
Align Technology, Inc.†*	3,435	72
Alphatec Holdings, Inc.†*	2,975	8
American Medical Systems Holdings, Inc.†*	4,373	96
Angiodynamics, Inc.*	1,421	24
Arthrocare Corp.*	1,562	54
Atrion Corp.†	89	16
BioMimetic Therapeutics, Inc.†*	1,036	14
Bruker Corp.*	4,214	81
Caliper Life Sciences, Inc.*	2,589	17
Cantel Medical Corp.†	744	16
CardioNet, Inc.†*	1,466	7
Cepheid, Inc.†*	3,442	91
Cerus Corp.†*	2,943	10
Conceptus, Inc.†*	1,803	25
CONMED Corp.*	1,695	45
CryoLife, Inc.†*	1,544	8
Cutera, Inc.†*	756	7
Cyberonics, Inc.†*	1,611	53
Cynosure, Inc., Class A†*	580	8
Delcath Systems, Inc.†*	2,570	17
DexCom, Inc.†*	3,567	52
Endologix, Inc.†*	2,844	17
Exactech, Inc.†*	465	9
Female Health (The) Co.†	1,054	5
Genomic Health, Inc.†*	806	20
Greatbatch, Inc.*	1,352	34
Haemonetics Corp.*	1,461	90
Hanger Orthopedic Group, Inc.*	1,527	41
Hansen Medical, Inc.†*	3,121	7
HeartWare International, Inc.†*	542	46
ICU Medical, Inc.*	678	28
Immucor, Inc.*	4,053	79
Insulet Corp.†*	2,528	45

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Healthcare - Products - 3.6% continued
Integra LifeSciences Holdings Corp.*	1,221	$61
Invacare Corp.†	1,687	50
IRIS International, Inc.*	909	9
Kensey Nash Corp.†*	433	11
LCA-Vision, Inc.†*	1,071	8
Luminex Corp.*	2,183	41
MAKO Surgical Corp.†*	1,734	36
Masimo Corp.†	3,010	91
Medical Action Industries, Inc.*	768	6
MELA Sciences, Inc.†*	1,316	3
Merge Healthcare, Inc.†*	3,024	15
Meridian Bioscience, Inc.†	2,353	51
Merit Medical Systems, Inc.*	1,636	28
Natus Medical, Inc.*	1,648	26
NuVasive, Inc.†*	2,269	61
NxStage Medical, Inc.*	1,576	33
OraSure Technologies, Inc.†*	2,640	18
Orthofix International N.V.†*	1,022	32
Orthovita, Inc.†*	3,615	9
Palomar Medical Technologies, Inc.†*	1,082	17
PSS World Medical, Inc.†*	3,317	86
Pure Bioscience†*	2,283	4
Quidel Corp.†*	1,253	17
Rochester Medical Corp.†*	575	6
Sirona Dental Systems, Inc.*	1,942	98
Solta Medical, Inc.†*	3,516	11
SonoSite, Inc.†*	768	28
Spectranetics Corp.*	1,807	9
Staar Surgical Co.†*	1,927	12
Stereotaxis, Inc.†*	1,870	7
STERIS Corp.	3,440	116
SurModics, Inc.†*	1,003	13
Symmetry Medical, Inc.*	2,082	19
Syneron Medical Ltd.*	2,061	30
Synovis Life Technologies, Inc.†*	646	13
TomoTherapy, Inc.†*	2,676	10
Unilife Corp.*	2,827	13
Vascular Solutions, Inc.†*	932	10
Vital Images, Inc.*	848	13
Volcano Corp.†*	2,915	77
West Pharmaceutical Services, Inc.†	1,931	79
Wright Medical Group, Inc.*	2,248	36
Young Innovations, Inc.†	308	10
Zoll Medical Corp.*	1,243	58

		2,629

Healthcare - Services - 2.1%
Air Methods Corp.†*	647	37
Alliance HealthCare Services, Inc.†*	1,536	6
Allied Healthcare International, Inc.†*	2,555	6
Almost Family, Inc.*	479	19
Amedisys, Inc.†*	1,654	59
America Service Group, Inc.†	539	10
American Dental Partners, Inc.*	893	11
AMERIGROUP Corp.†*	2,998	172
Amsurg Corp.*	1,777	42
Assisted Living Concepts, Inc., Class A*	572	21
Bio-Reference Labs, Inc.†*	1,390	29
Capital Senior Living Corp.†*	1,548	13
Centene Corp.*	2,844	87
Continucare Corp.*	1,713	10
Emeritus Corp.†*	1,313	31
Ensign Group (The), Inc.	841	26
Five Star Quality Care, Inc.*	1,796	13
Genoptix, Inc.†*	1,013	25
Gentiva Health Services, Inc.*	1,727	49
Healthsouth Corp.†*	5,425	131
Healthspring, Inc.*	3,358	126
Healthways, Inc.†*	1,972	27
IPC The Hospitalist Co., Inc.*	951	39
Kindred Healthcare, Inc.†*	2,289	57
LHC Group, Inc.†*	913	27
Magellan Health Services, Inc.*	1,933	93
Medcath Corp.†*	1,184	17
Metropolitan Health Networks, Inc.*	2,336	12
Molina Healthcare, Inc.*	887	31
National Healthcare Corp.†	522	25
Neostem, Inc.*	2,041	3
RehabCare Group, Inc.*	1,436	53
Select Medical Holdings Corp.†*	2,940	23
Skilled Healthcare Group, Inc., Class A†*	1,095	15
Sun Healthcare Group, Inc.*	1,468	22
Sunrise Senior Living, Inc.†*	3,225	37
Triple-S Management Corp., Class B†*	1,174	23
U.S. Physical Therapy, Inc.*	570	11
WellCare Health Plans, Inc.*	2,457	92

		1,530

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	2,111	$34
Harbinger Group, Inc.*	471	2
Primoris Services Corp.†	1,247	11

		47

Home Builders - 0.3%
Beazer Homes USA, Inc.†*	4,320	20
Brookfield Homes Corp.†*	521	8
Cavco Industries, Inc.†*	378	15
Hovnanian Enterprises, Inc., Class A†*	2,969	12
M/I Homes, Inc.*	1,077	14
Meritage Homes Corp.†*	1,858	48
Ryland Group, Inc.	2,554	44
Skyline Corp.†	408	8
Standard Pacific Corp.†*	6,212	25
Winnebago Industries, Inc.†*	1,692	25

		219

Home Furnishings - 0.4%
American Woodmark Corp.†	522	10
Audiovox Corp., Class A†*	1,037	9
DTS, Inc.*	1,007	46
Ethan Allen Interiors, Inc.†	1,451	32
Furniture Brands International, Inc.†*	2,652	12
Hooker Furniture Corp.†	619	8
Kimball International, Inc., Class B	1,868	13
La-Z-Boy, Inc.†*	2,998	30
Sealy Corp.†*	2,644	8
Select Comfort Corp.*	3,161	35
TiVo, Inc.†*	6,676	69
Universal Electronics, Inc.†*	790	21

		293

Household Products/Wares - 0.4%
ACCO Brands Corp.*	3,173	27
American Greetings Corp., Class A†	2,285	49
Blyth, Inc.	314	11
Central Garden and Pet Co., Class A†*	3,283	30
CSS Industries, Inc.†	432	8
Ennis, Inc.†	1,499	24
Helen of Troy Ltd.*	1,777	50
Kid Brands, Inc.†*	762	7
Oil-Dri Corp. of America†	271	6
Prestige Brands Holdings, Inc.*	2,457	27
Spectrum Brands Holdings, Inc.†*	1,044	30
Standard Register (The) Co.†	933	3
Summer Infant, Inc.†*	715	5
WD-40 Co.†	961	39

		316

Housewares - 0.0%
Libbey, Inc.†*	1,157	20
Lifetime Brands, Inc.*	559	7

		27

Insurance - 2.7%
Alterra Capital Holdings Ltd.	5,589	121
American Equity Investment Life Holding Co.†	3,409	45
American Safety Insurance Holdings Ltd.*	600	13
AMERISAFE, Inc.*	1,098	22
Amtrust Financial Services, Inc.	1,303	25
Argo Group International Holdings Ltd.	1,800	69
Baldwin & Lyons, Inc., Class B	500	12
Citizens, Inc.†*	2,133	16
CNA Surety Corp.*	1,019	26
CNO Financial Group, Inc.*	12,860	93
Crawford & Co., Class B*	1,339	6
Delphi Financial Group, Inc., Class A	2,751	85
Donegal Group, Inc., Class A	638	8
eHealth, Inc.†*	1,305	16
EMC Insurance Group, Inc.†	242	6
Employers Holdings, Inc.	2,295	46
Enstar Group Ltd.*	386	32
FBL Financial Group, Inc., Class A	780	24
First American Financial Corp.	6,025	95
Flagstone Reinsurance Holdings S.A.	3,018	34
FPIC Insurance Group, Inc.*	520	20
Gerova Financial Group Ltd.†*	74	—
Global Indemnity PLC*	800	18
Greenlight Capital Re Ltd., Class A†*	1,638	47
Hallmark Financial Services, Inc.†*	729	7
Harleysville Group, Inc.	679	25
Hilltop Holdings, Inc.†*	2,316	22
Horace Mann Educators Corp.	2,270	39
Infinity Property & Casualty Corp.	724	44
Kansas City Life Insurance Co.	240	8
Life Partners Holdings, Inc.†	545	5
Maiden Holdings Ltd.	2,858	23
Meadowbrook Insurance Group, Inc.	3,130	32
MGIC Investment Corp.†*	11,609	100
Montpelier Re Holdings Ltd.	3,870	78

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Insurance - 2.7% continued
National Interstate Corp.†	380	$8
National Western Life Insurance Co., Class A†	128	22
Navigators Group (The), Inc.*	703	37
Phoenix (The) Cos., Inc.†*	6,681	18
Platinum Underwriters Holdings Ltd.	2,160	90
PMI Group (The), Inc.†*	8,300	25
Presidential Life Corp.	1,186	12
Primerica, Inc.†	1,377	35
Primus Guaranty Ltd.†*	988	5
ProAssurance Corp.*	1,782	113
Radian Group, Inc.†	7,699	54
RLI Corp.†	1,063	61
Safety Insurance Group, Inc.	721	35
SeaBright Holdings, Inc.†	1,255	13
Selective Insurance Group, Inc.	3,078	56
State Auto Financial Corp.†	833	14
Stewart Information Services Corp.†	1,020	11
Tower Group, Inc.†	2,165	59
United Fire & Casualty Co.†	1,320	27
Universal American Corp.	1,851	38
Universal Insurance Holdings, Inc.†	1,142	7

		2,002

Internet - 3.1%
1-800-FLOWERS.COM, Inc., Class A†*	1,426	4
AboveNet, Inc.†	1,312	85
Ancestry.com, Inc.*	1,092	36
Archipelago Learning, Inc.†*	717	8
Blue Coat Systems, Inc.*	2,411	68
Blue Nile, Inc.†*	731	42
BroadSoft, Inc.†*	420	15
Cogent Communications Group, Inc.*	2,599	38
comScore, Inc.*	1,312	36
Constant Contact, Inc.†*	1,650	48
DealerTrack Holdings, Inc.*	2,334	47
Dice Holdings, Inc.*	963	13
Digital River, Inc.†*	2,296	77
drugstore.com, Inc.†*	5,096	10
Earthlink, Inc.†	6,259	52
ePlus, Inc.†*	230	7
eResearchTechnology, Inc.†*	2,816	18
Global Sources Ltd.*	960	11
GSI Commerce, Inc.†*	3,844	80
Infospace, Inc.*	2,069	17
Internap Network Services Corp.*	2,990	20
Internet Capital Group, Inc.*	2,112	29
IntraLinks Holdings, Inc.*	672	19
j2 Global Communications, Inc.†*	2,617	76
Keynote Systems, Inc.†	726	13
KIT Digital, Inc.†*	1,646	21
Knot (The), Inc.*	1,736	17
Limelight Networks, Inc.†*	2,626	18
Lionbridge Technologies, Inc.*	3,319	12
Liquidity Services, Inc.*	830	13
Local.com Corp.†*	909	4
LoopNet, Inc.*	1,107	13
Mediamind Technologies, Inc.†*	293	4
ModusLink Global Solutions, Inc.†*	2,516	17
Move, Inc.†*	9,017	19
Network Engines, Inc.†*	1,839	4
NIC, Inc.	3,261	33
NutriSystem, Inc.†	1,557	21
Online Resources Corp.†*	1,600	10
OpenTable, Inc.†*	916	81
Openwave Systems, Inc.*	4,901	11
Orbitz Worldwide, Inc.†*	1,180	4
Overstock.com, Inc.†*	835	13
PC-Tel, Inc.*	1,208	9
Perficient, Inc.†*	1,240	15
QuinStreet, Inc.†*	579	13
Rackspace Hosting, Inc.†*	5,618	207
ReachLocal, Inc.†*	276	5
RealNetworks, Inc.*	4,900	19
S1 Corp.†*	2,992	20
Saba Software, Inc.†*	1,732	12
Safeguard Scientifics, Inc.†*	1,185	25
Sapient Corp.*	5,971	71
Shutterfly, Inc.*	1,554	66
Sourcefire, Inc.†*	1,590	43
SPS Commerce, Inc.*	262	4
Stamps.com, Inc.	662	9
support.com, Inc.†*	2,685	15
TechTarget, Inc.†*	787	7
TeleCommunication Systems, Inc., Class A*	2,612	11
Terremark Worldwide, Inc.†*	3,372	64
TIBCO Software, Inc.†*	9,629	237
Travelzoo, Inc.*	310	12
United Online, Inc.	5,001	30

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Internet - 3.1% continued
US Auto Parts Network, Inc.†*	751	$6
ValueClick, Inc.†*	4,711	70
VASCO Data Security International, Inc.†*	1,572	14
VirnetX Holding Corp.†	2,042	25
Vitacost.com, Inc.†*	960	1
Vocus, Inc.*	968	24
Websense, Inc.*	2,503	54
Zix Corp.†*	3,137	12

		2,284

Investment Companies - 1.0%
American Capital Ltd.*	19,662	184
Apollo Investment Corp.†	11,230	139
Arlington Asset Investment Corp., Class A†	379	11
BlackRock Kelso Capital Corp.†	4,135	51
Capital Southwest Corp.	166	17
Fifth Street Finance Corp.†	3,843	53
Gladstone Capital Corp.†	1,223	14
Gladstone Investment Corp.	1,226	10
Golub Capital BDC, Inc.†	477	8
Harris & Harris Group, Inc.†*	1,939	11
Hercules Technology Growth Capital, Inc.	2,123	24
Main Street Capital Corp.†	868	17
MCG Capital Corp.	4,349	32
Medallion Financial Corp.	893	7
MVC Capital, Inc.†	1,371	19
NGP Capital Resources Co.	1,234	12
PennantPark Investment Corp.	2,553	32
Prospect Capital Corp.†	4,833	59
Solar Capital Ltd.†	339	8
THL Credit, Inc.	515	7
TICC Capital Corp.	1,864	24
Triangle Capital Corp.†	868	17

		756

Iron/Steel - 0.0%
Metals USA Holdings Corp.†*	678	10
Shiloh Industries, Inc.†	289	3
Universal Stainless & Alloy*	400	14

		27

Leisure Time - 0.6%
Ambassadors Group, Inc.†	1,104	12
Arctic Cat, Inc.*	704	9
Brunswick Corp.†	5,127	118
Callaway Golf Co.†	3,699	29
Interval Leisure Group, Inc.*	2,299	39
Johnson Outdoors, Inc., Class A†*	270	4
Life Time Fitness, Inc.†*	2,418	93
Marine Products Corp.†*	562	4
Multimedia Games, Inc.*	1,547	8
Polaris Industries, Inc.	1,804	136

		452

Lodging - 0.3%
Ameristar Casinos, Inc.†	1,533	26
Boyd Gaming Corp.†*	3,155	34
Gaylord Entertainment Co.†*	2,005	72
Marcus Corp.	1,187	16
Monarch Casino & Resort, Inc.*	512	5
Morgans Hotel Group Co.†*	1,275	11
Orient-Express Hotels Ltd., Class A†*	5,926	75
Red Lion Hotels Corp.*	729	6

		245

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	1,152	40

Machinery - Diversified - 1.6%
Alamo Group, Inc.	375	11
Albany International Corp., Class A	1,583	39
Altra Holdings, Inc.*	1,525	33
Applied Industrial Technologies, Inc.	2,454	79
Briggs & Stratton Corp.†	2,901	58
Cascade Corp.	518	25
Chart Industries, Inc.*	1,668	76
Cognex Corp.	2,296	64
Columbus McKinnon Corp.*	1,099	19
DXP Enterprises, Inc.*	478	10
Flow International Corp.†*	2,717	11
Gerber Scientific, Inc.*	1,547	13
Gorman-Rupp (The) Co.†	687	26
Intermec, Inc.*	2,831	32
Intevac, Inc.†*	1,284	16
iRobot Corp.†*	1,206	35
Kadant, Inc.*	730	19
Lindsay Corp.†	723	51
Middleby Corp.*	962	86
NACCO Industries, Inc., Class A	337	42
Nordson Corp.	1,977	215
Presstek, Inc.†*	1,384	3

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Machinery - Diversified - 1.6% continued
Robbins & Myers, Inc.	2,193	$94
Sauer-Danfoss, Inc.*	679	21
Tecumseh Products Co., Class A*	1,090	13
Tennant Co.	1,094	44
Twin Disc, Inc.	500	16

		1,151

Media - 0.6%
AH Belo Corp., Class A†*	1,024	7
Beasley Broadcasting Group, Inc., Class A†*	419	3
Belo Corp., Class A*	5,249	42
Cambium Learning Group, Inc.†*	1,085	4
CKX, Inc.*	3,058	11
Courier Corp.	571	8
Crown Media Holdings, Inc., Class A†*	1,460	4
Cumulus Media, Inc., Class A†*	1,309	6
Dex One Corp.†*	2,886	15
DG FastChannel, Inc.†*	1,441	48
Dolan (The) Co.*	1,745	22
Entercom Communications Corp., Class A†*	1,401	18
Entravision Communications Corp., Class A†*	2,817	7
EW Scripps Co., Class A*	1,804	17
Fisher Communications, Inc.†*	375	10
Gray Television, Inc.†*	2,971	7
Journal Communications, Inc., Class A†*	2,341	14
Lee Enterprises, Inc.†*	2,692	8
LIN TV Corp., Class A*	1,582	10
LodgeNet Interactive Corp.†*	1,424	5
Martha Stewart Living Omnimedia, Inc., Class A†*	1,502	6
McClatchy (The) Co., Class A†*	3,558	14
Media General, Inc., Class A†*	1,300	9
Mediacom Communications Corp., Class A†*	2,285	20
Nexstar Broadcasting Group, Inc., Class A†*	666	5
Outdoor Channel Holdings, Inc.†*	800	6
Playboy Enterprises, Inc., Class B†*	1,295	8
PRIMEDIA, Inc.†	976	5
Radio One, Inc., Class D*	2,165	5
Scholastic Corp.†	1,485	47
Sinclair Broadcast Group, Inc., Class A	2,652	34
SuperMedia, Inc.†*	773	6
Value Line, Inc.†	100	1
Westwood One, Inc.†*	325	2
World Wrestling Entertainment, Inc., Class A†	1,401	18

		452

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.†*	978	17
Ampco-Pittsburgh Corp.	500	13
CIRCOR International, Inc.	989	39
Dynamic Materials Corp.†	767	20
Furmanite Corp.†*	2,144	16
Haynes International, Inc.	701	36
Kaydon Corp.	1,939	76
L.B. Foster Co., Class A*	580	24
Ladish Co., Inc.*	912	50
Lawson Products, Inc.†	220	5
Mueller Industries, Inc.†	2,180	74
Mueller Water Products, Inc., Class A†	8,948	36
Northwest Pipe Co.†*	552	13
Olympic Steel, Inc.†	523	14
Omega Flex, Inc.†*	200	3
RBC Bearings, Inc.*	1,258	46
RTI International Metals, Inc.†*	1,740	50
Sun Hydraulics Corp.	712	26
Worthington Industries, Inc.†	3,269	63

		621

Mining - 1.7%
Allied Nevada Gold Corp.†*	4,344	132
AMCOL International Corp.†	1,378	43
Brush Engineered Materials, Inc.*	1,172	51
Capital Gold Corp.†*	3,442	19
Century Aluminum Co.†*	3,688	62
Coeur d’Alene Mines Corp.†*	5,112	161
General Moly, Inc.†*	3,747	20
Globe Specialty Metals, Inc.	3,544	83
Golden Star Resources Ltd.*	14,977	47
Hecla Mining Co.†*	16,047	163
Horsehead Holding Corp.*	2,501	41
Jaguar Mining, Inc.†*	4,841	26
Kaiser Aluminum Corp.†	879	44
Molycorp, Inc.†*	1,484	71
Noranda Aluminium Holding Corp.*	814	13
Stillwater Mining Co.†*	2,571	61
Thompson Creek Metals Co., Inc.†*	9,519	125

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Mining - 1.7% continued
United States Lime & Minerals, Inc.†*	170	$7
Uranium Energy Corp.†*	3,448	20
US Energy Corp. of Wyoming†*	1,584	10
US Gold Corp.*	5,185	38
USEC, Inc.†*	6,561	35

		1,272

Miscellaneous Manufacturing - 2.3%
A.O. Smith Corp.†	2,106	85
Actuant Corp., Class A†	3,937	111
Acuity Brands, Inc.†	2,523	143
American Railcar Industries, Inc.†*	576	12
Ameron International Corp.†	534	38
AZZ, Inc.†	718	31
Barnes Group, Inc.†	2,843	60
Blount International, Inc.*	2,771	42
Brink’s (The) Co.	2,777	86
Ceradyne, Inc.*	1,474	56
CLARCOR, Inc.	2,927	120
Colfax Corp.†*	1,387	31
Eastman Kodak Co.†*	15,554	53
EnPro Industries, Inc.†*	1,193	47
ESCO Technologies, Inc.	1,531	59
Fabrinet†*	545	16
Federal Signal Corp.	3,550	23
FreightCar America, Inc.†*	686	19
GP Strategies Corp.†*	883	10
Griffon Corp.*	2,585	31
Hexcel Corp.*	5,628	104
John Bean Technologies Corp.	1,630	31
Koppers Holdings, Inc.	1,189	48
LSB Industries, Inc.*	996	30
Lydall, Inc.*	991	9
Matthews International Corp., Class A†	1,751	65
Metabolix, Inc.†*	1,548	14
Movado Group, Inc.*	893	13
Myers Industries, Inc.	2,016	20
NL Industries, Inc.†	398	5
Park-Ohio Holdings Corp.†*	447	10
PMFG, Inc.†*	845	16
Polypore International, Inc.*	1,259	74
Raven Industries, Inc.†	950	52
Smith & Wesson Holding Corp.†*	3,571	14
Standex International Corp.	716	25
STR Holdings, Inc.†*	1,643	30
Sturm Ruger & Co., Inc.†	1,071	19
Tredegar Corp.	1,394	27
Trimas Corp.*	864	18

		1,697

Office Furnishings - 0.4%
Herman Miller, Inc.†	3,297	89
HNI Corp.†	2,618	83
Interface, Inc., Class A	2,928	49
Knoll, Inc.	2,714	56
Steelcase, Inc., Class A	4,485	43

		320

Oil & Gas - 3.6%
Abraxas Petroleum Corp.†*	3,880	23
Alon USA Energy, Inc.	540	6
Apco Oil and Gas International, Inc.†	532	43
Approach Resources, Inc.*	1,020	33
ATP Oil & Gas Corp.†*	2,580	52
Berry Petroleum Co., Class A†	2,966	154
Bill Barrett Corp.*	2,669	104
BPZ Resources, Inc.†*	5,640	37
Brigham Exploration Co.†*	6,748	247
Callon Petroleum Co.†*	1,685	14
CAMAC Energy, Inc.†*	2,543	4
Carrizo Oil & Gas, Inc.†*	2,018	75
Cheniere Energy, Inc.†*	3,360	35
Clayton Williams Energy, Inc.*	335	36
Contango Oil & Gas Co.*	681	42
CVR Energy, Inc.†*	1,752	33
Delek US Holdings, Inc.†	800	9
Delta Petroleum Corp.†*	9,170	11
Endeavour International Corp.†*	1,205	16
Energy Partners Ltd.*	1,693	28
Energy XXI Bermuda Ltd.†*	4,249	146
Evolution Petroleum Corp.†*	882	7
FX Energy, Inc.†*	2,475	28
Gastar Exploration Ltd.*	3,106	15
Georesources, Inc.†*	949	30
GMX Resources, Inc.†*	3,023	16
Goodrich Petroleum Corp.†*	1,415	29
Gulfport Energy Corp.*	1,574	47
Harvest Natural Resources, Inc.†*	1,907	28
Hercules Offshore, Inc.†*	6,638	33
Houston American Energy Corp.†	1,044	17

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Oil & Gas - 3.6% continued
Isramco, Inc.†*	71	$5
Kodiak Oil & Gas Corp.†*	10,284	78
Magnum Hunter Resources Corp.†*	3,110	22
McMoRan Exploration Co.†*	5,538	97
Miller Petroleum, Inc.†*	1,394	8
Northern Oil and Gas, Inc.*	3,124	99
Oasis Petroleum, Inc.†*	2,802	97
Panhandle Oil and Gas, Inc., Class A†	414	12
Parker Drilling Co.*	6,718	35
Penn Virginia Corp.†	2,605	42
Petroleum Development Corp.*	1,358	64
Petroquest Energy, Inc.†*	3,200	28
Pioneer Drilling Co.†*	3,134	35
RAM Energy Resources, Inc.†*	2,953	5
Resolute Energy Corp.†*	2,217	40
Rex Energy Corp.†*	1,870	24
Rosetta Resources, Inc.*	3,056	139
Stone Energy Corp.*	2,499	76
Swift Energy Co.*	2,432	104
TransAtlantic Petroleum Ltd.†*	8,543	28
Vaalco Energy, Inc.*	2,932	23
Vantage Drilling Co.*	8,595	18
Venoco, Inc.†*	1,160	21
W&T Offshore, Inc.†	2,027	52
Warren Resources, Inc.†*	4,145	20
Western Refining, Inc.†*	2,988	49

		2,619

Oil & Gas Services - 1.8%
Basic Energy Services, Inc.†*	1,343	26
Cal Dive International, Inc.*	5,390	37
CARBO Ceramics, Inc.†	1,108	137
Complete Production Services, Inc.*	4,504	130
Dawson Geophysical Co.*	460	23
Dril-Quip, Inc.*	1,969	151
Global Geophysical Services, Inc.*	458	6
Global Industries Ltd.†*	5,867	53
Gulf Island Fabrication, Inc.	828	26
Helix Energy Solutions Group, Inc.*	6,061	93
Hornbeck Offshore Services, Inc.†*	1,345	38
ION Geophysical Corp.†*	7,351	94
Key Energy Services, Inc.*	7,274	113
Lufkin Industries, Inc.	1,734	136
Matrix Service Co.*	1,531	21
Natural Gas Services Group, Inc.*	707	14
Newpark Resources, Inc.†*	5,184	36
OYO Geospace Corp.*	239	24
RPC, Inc.†	2,507	49
Tesco Corp.*	1,748	32
Tetra Technologies, Inc.*	4,383	61
Union Drilling, Inc.†*	943	7
Willbros Group, Inc.†*	2,772	32

		1,339

Packaging & Containers - 0.4%
AEP Industries, Inc.*	269	8
Graham Packaging Co., Inc.*	1,033	17
Graphic Packaging Holding Co.†*	6,458	34
Rock-Tenn Co., Class A†	2,257	155
Silgan Holdings, Inc.	3,128	114

		328

Pharmaceuticals - 2.8%
Acura Pharmaceuticals, Inc.†*	500	2
Akorn, Inc.†*	3,200	18
Alexza Pharmaceuticals, Inc.†*	2,090	3
Alimera Sciences, Inc.†*	403	3
Alkermes, Inc.†*	5,486	79
Allos Therapeutics, Inc.†*	4,580	15
Anacor Pharmaceuticals, Inc.†*	722	6
Antares Pharma, Inc.†*	3,957	6
Anthera Pharmaceuticals, Inc.†*	350	2
Aoxing Pharmaceutical Co., Inc.†*	1,613	3
Ardea Biosciences, Inc.†*	768	20
Array Biopharma, Inc.†*	2,886	8
Auxilium Pharmaceuticals, Inc.†*	2,414	54
AVANIR Pharmaceuticals, Inc., Class A†*	5,470	21
AVI BioPharma, Inc.†*	6,627	13
Biodel, Inc.†*	874	2
BioScrip, Inc.†*	2,231	9
Biospecifics Technologies Corp.†*	240	6
Cadence Pharmaceuticals, Inc.†*	1,759	13
Caraco Pharmaceutical Laboratories Ltd.†*	518	3
Catalyst Health Solutions, Inc.*	2,201	99
Corcept Therapeutics, Inc.†*	1,458	5
Cornerstone Therapeutics, Inc.†*	361	2
Cumberland Pharmaceuticals, Inc.†*	758	5
Cytori Therapeutics, Inc.†*	2,635	15
Depomed, Inc.†*	3,004	25
Durect Corp.*	4,958	16

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Pharmaceuticals - 2.8% continued
Dyax Corp.†*	5,747	$10
Eurand N.V.*	1,062	13
Furiex Pharmaceuticals, Inc.†*	467	8
Hi-Tech Pharmacal Co., Inc.†*	571	13
Idenix Pharmaceuticals, Inc.*	2,135	7
Impax Laboratories, Inc.*	3,626	75
Infinity Pharmaceuticals, Inc.†*	852	5
Inspire Pharmaceuticals, Inc.*	3,401	14
Ironwood Pharmaceuticals, Inc.†*	1,110	14
Isis Pharmaceuticals, Inc.†*	5,461	50
Jazz Pharmaceuticals, Inc.†*	860	21
Keryx Biopharmaceuticals, Inc.†*	2,965	12
Lannett Co., Inc.†*	561	3
MannKind Corp.†*	3,790	14
MAP Pharmaceuticals, Inc.*	897	14
Medicis Pharmaceutical Corp., Class A	3,495	112
Medivation, Inc.*	1,965	34
Nabi Biopharmaceuticals*	2,501	14
Nature’s Sunshine Products, Inc.†*	442	4
Nektar Therapeutics†*	6,553	63
Neogen Corp.*	1,306	49
Neurocrine Biosciences, Inc.†*	2,831	19
NeurogesX, Inc.*	591	2
Nutraceutical International Corp.†*	553	8
Obagi Medical Products, Inc.†*	1,000	11
Onyx Pharmaceuticals, Inc.*	3,627	128
Opko Health, Inc.†*	5,155	25
Optimer Pharmaceuticals, Inc.†*	1,940	23
Orexigen Therapeutics, Inc.†*	1,710	6
Osiris Therapeutics, Inc.†*	987	7
Pain Therapeutics, Inc.†*	2,044	14
Par Pharmaceutical Cos., Inc.*	2,031	63
Pharmacyclics, Inc.†*	2,435	13
Pharmasset, Inc.†*	1,846	92
PharMerica Corp.†*	1,772	21
Pozen, Inc.†*	1,542	8
Progenics Pharmaceuticals, Inc.†*	1,780	10
Questcor Pharmaceuticals, Inc.†*	3,184	41
Rigel Pharmaceuticals, Inc.*	3,003	21
Salix Pharmaceuticals Ltd.*	3,303	110
Santarus, Inc.†*	2,963	9
Savient Pharmaceuticals, Inc.†*	3,903	38
Schiff Nutrition International, Inc.†	712	6
Sciclone Pharmaceuticals, Inc.†*	2,031	9
SIGA Technologies, Inc.†*	2,021	27
Somaxon Pharmaceuticals, Inc.†*	2,217	7
Spectrum Pharmaceuticals, Inc.†*	2,847	19
Sucampo Pharmaceuticals, Inc., Class A†*	609	3
Synta Pharmaceuticals Corp.†*	1,337	7
Synutra International, Inc.†*	1,126	14
Targacept, Inc.†*	1,376	39
Theravance, Inc.†*	3,616	82
USANA Health Sciences, Inc.†*	349	12
Vanda Pharmaceuticals, Inc.†*	1,611	12
Viropharma, Inc.*	4,502	81
Vivus, Inc.†*	4,718	36
XenoPort, Inc.†*	1,746	13
Zalicus, Inc.†*	3,930	9
Zogenix, Inc.†*	418	2

		2,049

Pipelines - 0.0%
Crosstex Energy, Inc.	2,328	24

Real Estate - 0.2%
Avatar Holdings, Inc.*	546	12
Consolidated-Tomoka Land Co.†	335	11
Forestar Group, Inc.†*	2,109	41
HFF, Inc., Class A†*	980	13
Kennedy-Wilson Holdings, Inc.†*	1,227	13
Terreno Realty Corp.†*	536	10
Thomas Properties Group, Inc.*	2,148	7
United Capital Corp.†*	100	3

		110

Real Estate Investment Trusts - 7.4%
Acadia Realty Trust†	2,306	46
Agree Realty Corp.†	506	13
Alexander’s, Inc.†	119	47
American Campus Communities, Inc.†	3,787	127
American Capital Agency Corp.†	5,301	156
Anworth Mortgage Asset Corp.	6,933	50
Apollo Commercial Real Estate Finance, Inc.	978	17
Ashford Hospitality Trust, Inc.†*	2,343	24
Associated Estates Realty Corp.	2,394	39
BioMed Realty Trust, Inc.	7,584	138
Campus Crest Communities, Inc.	1,773	25
CapLease, Inc.	3,230	17
Capstead Mortgage Corp.	4,064	53

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Real Estate Investment Trusts - 7.4% continued
CBL & Associates Properties, Inc.†	7,997	$143
Cedar Shopping Centers, Inc.	3,145	19
Chatham Lodging Trust	474	8
Chesapeake Lodging Trust	875	16
Cogdell Spencer, Inc.†	2,487	16
Colonial Properties Trust	4,496	89
Colony Financial, Inc.	840	18
Coresite Realty Corp.	1,096	17
Cousins Properties, Inc.	5,261	45
CreXus Investment Corp.†	786	10
Cypress Sharpridge Investments, Inc.†	4,005	50
DCT Industrial Trust, Inc.	14,167	80
DiamondRock Hospitality Co.*	9,557	112
DuPont Fabros Technology, Inc.†	2,372	58
Dynex Capital, Inc.†	1,132	12
EastGroup Properties, Inc.†	1,561	71
Education Realty Trust, Inc.	4,177	34
Entertainment Properties Trust†	2,695	128
Equity Lifestyle Properties, Inc.	1,516	88
Equity One, Inc.†	2,332	45
Excel Trust, Inc.†	874	11
Extra Space Storage, Inc.†	5,049	100
FelCor Lodging Trust, Inc.*	5,660	43
First Industrial Realty Trust, Inc.†*	3,679	41
First Potomac Realty Trust	2,897	47
Franklin Street Properties Corp.†	4,010	60
Getty Realty Corp.†	1,210	36
Gladstone Commercial Corp.†	486	9
Glimcher Realty Trust	5,781	53
Government Properties Income Trust	1,602	44
Hatteras Financial Corp.†	3,329	99
Healthcare Realty Trust, Inc.†	3,880	90
Hersha Hospitality Trust	7,856	52
Highwoods Properties, Inc.†	4,154	141
Home Properties, Inc.†	2,176	128
Hudson Pacific Properties, Inc.†	820	12
Inland Real Estate Corp.†	4,331	41
Invesco Mortgage Capital, Inc.†	2,877	67
Investors Real Estate Trust†	4,305	40
iStar Financial, Inc.†*	5,408	54
Kilroy Realty Corp.†	3,150	122
Kite Realty Group Trust†	3,193	18
LaSalle Hotel Properties	4,044	114
Lexington Realty Trust†	5,644	53
LTC Properties, Inc.†	1,502	44
Medical Properties Trust, Inc.	6,439	76
MFA Financial, Inc.	16,268	138
Mid-America Apartment Communities, Inc.	1,904	124
Mission West Properties, Inc.	902	6
Monmouth Real Estate Investment Corp., Class A†	1,610	13
MPG Office Trust, Inc.†*	2,825	11
National Health Investors, Inc.†	1,415	67
National Retail Properties, Inc.†	4,836	124
Newcastle Investment Corp.*	3,588	30
NorthStar Realty Finance Corp.†	4,322	26
Omega Healthcare Investors, Inc.	5,713	137
One Liberty Properties, Inc.†	498	7
Parkway Properties, Inc.†	1,250	20
Pebblebrook Hotel Trust	2,153	47
Pennsylvania Real Estate Investment Trust†	3,204	46
PennyMac Mortgage Investment Trust†	1,520	29
Post Properties, Inc.†	2,816	110
Potlatch Corp.†	2,317	89
PS Business Parks, Inc.	1,072	68
RAIT Financial Trust†	5,392	18
Ramco-Gershenson Properties Trust	2,207	30
Redwood Trust, Inc.	4,512	74
Resource Capital Corp.†	2,836	21
Retail Opportunity Investments Corp.†	2,423	27
Sabra Healthcare REIT, Inc.	1,446	27
Saul Centers, Inc.	364	17
Sovran Self Storage, Inc.†	1,597	62
Starwood Property Trust, Inc.	4,136	97
Strategic Hotels & Resorts, Inc.*	8,131	53
Sun Communities, Inc.†	1,106	38
Sunstone Hotel Investors, Inc.*	6,834	73
Tanger Factory Outlet Centers, Inc.†	4,698	125
Two Harbors Investment Corp.†	2,341	26
UMH Properties, Inc.†	611	6
Universal Health Realty Income Trust†	664	26
Urstadt Biddle Properties, Inc., Class A†	1,299	25
U-Store-It Trust†	5,401	55
Walter Investment Management Corp.†	1,484	29
Washington Real Estate Investment Trust	3,719	116
Winthrop Realty Trust	1,277	16

		5,459

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Retail - 5.9%
99 Cents Only Stores*	2,670	$44
AFC Enterprises, Inc.*	1,455	22
America’s Car-Mart, Inc.*	554	14
AnnTaylor Stores Corp.†*	3,403	79
Asbury Automotive Group, Inc.*	1,703	31
Ascena Retail Group, Inc.*	3,438	107
Barnes & Noble, Inc.†	2,261	30
Bebe Stores, Inc.	1,810	11
Big 5 Sporting Goods Corp.	1,255	17
Biglari Holdings, Inc.†*	83	36
BJ’s Restaurants, Inc.†*	1,302	47
Bob Evans Farms, Inc.	1,768	55
Body Central Corp.*	328	6
Bon-Ton Stores (The), Inc.†*	672	11
Books-A-Million, Inc.†	376	2
Bravo Brio Restaurant Group, Inc.†*	656	11
Brown Shoe Co., Inc.†	2,491	39
Buckle (The), Inc.†	1,512	59
Buffalo Wild Wings, Inc.*	1,057	56
Build-A-Bear Workshop, Inc.†*	1,086	7
Cabela’s, Inc.*	2,329	63
California Pizza Kitchen, Inc.*	1,114	19
Caribou Coffee Co., Inc.†*	363	4
Carrols Restaurant Group, Inc.†*	748	6
Casey’s General Stores, Inc.	2,198	90
Cash America International, Inc.†	1,716	73
Casual Male Retail Group, Inc.*	2,518	11
Cato (The) Corp., Class A	1,608	39
CEC Entertainment, Inc.*	1,190	46
Charming Shoppes, Inc.†*	6,815	22
Cheesecake Factory (The), Inc.*	3,503	102
Children’s Place Retail Stores (The), Inc.*	1,504	69
Christopher & Banks Corp.	2,085	13
Citi Trends, Inc.†*	856	19
Coinstar, Inc.†*	1,838	78
Coldwater Creek, Inc.†*	3,594	11
Collective Brands, Inc.†*	3,750	85
Conn’s, Inc.†*	847	4
Cracker Barrel Old Country Store, Inc.	1,382	69
Denny’s Corp.†*	5,816	23
Destination Maternity Corp.†	293	13
Dillard’s, Inc., Class A†	2,337	99
DineEquity, Inc.†*	1,038	59
Domino’s Pizza, Inc.†*	2,139	36
DSW, Inc., Class A†*	823	33
Einstein Noah Restaurant Group, Inc.†	300	5
Express, Inc.†	955	17
Ezcorp, Inc., Class A*	2,676	77
Finish Line (The), Inc., Class A†	2,951	52
First Cash Financial Services, Inc.*	1,753	57
Fred’s, Inc., Class A	2,286	31
Gaiam, Inc., Class A†	1,000	8
Genesco, Inc.*	1,391	55
Gordmans Stores, Inc.*	311	5
Group 1 Automotive, Inc.†	1,422	60
Haverty Furniture Cos., Inc.†	1,070	14
hhgregg, Inc.†*	775	11
Hibbett Sports, Inc.†*	1,669	52
HOT Topic, Inc.	2,636	14
HSN, Inc.†*	2,248	73
Jack in the Box, Inc.†*	3,192	70
Jamba, Inc.†*	3,225	7
Jo-Ann Stores, Inc.*	1,586	96
Jos. A. Bank Clothiers, Inc.†*	1,594	73
Kenneth Cole Productions, Inc., Class A*	471	6
Kirkland’s, Inc.*	978	15
Krispy Kreme Doughnuts, Inc.†*	3,373	21
Lithia Motors, Inc., Class A†	1,251	19
Liz Claiborne, Inc.†*	5,542	28
Lumber Liquidators Holdings, Inc.†*	1,282	30
MarineMax, Inc.†*	1,306	12
McCormick & Schmick’s Seafood Restaurants, Inc.†*	854	9
Men’s Wearhouse (The), Inc.†	3,047	81
New York & Co., Inc.†*	1,439	10
Nu Skin Enterprises, Inc., Class A†	2,857	91
O’Charleys, Inc.†*	1,036	7
OfficeMax, Inc.†*	4,913	68
P.F. Chang’s China Bistro, Inc.†	1,344	62
Pacific Sunwear of California, Inc.†*	3,920	18
Pantry (The), Inc.*	1,320	21
Papa John’s International, Inc.*	1,226	36
PC Connection, Inc.*	600	5
Penske Automotive Group, Inc.†*	2,566	52
Pep Boys - Manny, Moe & Jack (The)	3,058	38
PetMed Express, Inc.†	1,330	20
Pier 1 Imports, Inc.*	6,052	61
Pricesmart, Inc.	915	33
Red Robin Gourmet Burgers, Inc.*	924	22

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Retail - 5.9% continued
Regis Corp.†	3,329	$58
Retail Ventures, Inc.*	1,362	24
Rite Aid Corp.*	31,987	42
Ruby Tuesday, Inc.*	3,733	50
Rue21, Inc.†*	846	30
Rush Enterprises, Inc., Class A†*	1,845	35
Ruth’s Hospitality Group, Inc.†*	1,709	9
Saks, Inc.†*	7,842	96
Sally Beauty Holdings, Inc.†*	5,459	71
Shoe Carnival, Inc.*	522	14
Sonic Automotive, Inc., Class A†	2,309	33
Sonic Corp.†*	3,535	31
Stage Stores, Inc.	2,117	37
Stein Mart, Inc.	1,563	13
Steinway Musical Instruments, Inc.*	344	7
Susser Holdings Corp.†*	400	6
Systemax, Inc.†*	600	8
Talbots, Inc.†*	4,055	25
Texas Roadhouse, Inc.†*	3,345	57
Tuesday Morning Corp.†*	1,632	8
Ulta Salon Cosmetics & Fragrance, Inc.†*	1,819	76
Vera Bradley, Inc.†*	732	25
Vitamin Shoppe, Inc.*	914	32
West Marine, Inc.†*	822	9
Wet Seal (The), Inc., Class A*	5,890	23
Winmark Corp.†	147	5
World Fuel Services Corp.	3,980	165
Zumiez, Inc.†*	1,173	31

		4,332

Savings & Loans - 1.1%
Abington Bancorp, Inc.†	1,197	15
Astoria Financial Corp.†	5,007	70
Bank Mutual Corp.†	2,697	13
BankFinancial Corp.†	1,116	10
Beneficial Mutual Bancorp, Inc.†*	2,049	18
Berkshire Hills Bancorp, Inc.†	824	19
BofI Holding, Inc.†*	423	6
Brookline Bancorp, Inc.	3,411	35
Clifton Savings Bancorp, Inc.†	600	7
Danvers Bancorp, Inc.	1,071	23
Dime Community Bancshares, Inc	1,564	24
ESB Financial Corp.†	513	7
ESSA Bancorp, Inc.†	807	11
First Financial Holdings, Inc.†	952	10
Flagstar Bancorp, Inc.*	3,731	7
Flushing Financial Corp.	1,814	26
Fox Chase Bancorp, Inc.	319	4
Heritage Financial Group, Inc.†	51	1
Home Bancorp, Inc.†*	428	6
Home Federal Bancorp, Inc.	961	11
Investors Bancorp, Inc.*	2,754	37
Kaiser Federal Financial Group, Inc.	136	2
Kearny Financial Corp.†	869	9
Meridian Interstate Bancorp, Inc.†*	600	8
NASB Financial, Inc.†*	199	3
NewAlliance Bancshares, Inc.	6,150	96
Northfield Bancorp, Inc.†	996	13
Northwest Bancshares, Inc.	6,423	78
OceanFirst Financial Corp.	854	12
Oritani Financial Corp.	3,215	41
Provident Financial Services, Inc.†	3,473	51
Provident New York Bancorp†	2,192	21
Rockville Financial, Inc.†	517	8
Roma Financial Corp.†	461	5
Territorial Bancorp, Inc.†	733	15
United Financial Bancorp, Inc.†	958	15
ViewPoint Financial Group	835	11
Waterstone Financial, Inc.†*	409	1
Westfield Financial, Inc.†	1,777	16
WSFS Financial Corp.	334	16

		781

Semiconductors - 3.5%
Advanced Analogic Technologies, Inc.†*	2,500	11
Alpha & Omega Semiconductor Ltd.*	340	4
Amkor Technology, Inc.†*	6,063	45
Anadigics, Inc.*	3,749	20
Applied Micro Circuits Corp.*	3,784	40
ATMI, Inc.*	1,822	33
Axcelis Technologies, Inc.*	6,055	17
AXT, Inc.†*	1,852	14
Brooks Automation, Inc.*	3,760	47
Cabot Microelectronics Corp.*	1,368	67
Cavium Networks, Inc.†*	2,570	111
Ceva, Inc.*	1,211	28
Cirrus Logic, Inc.†*	4,001	93
Cohu, Inc.	1,370	20
Conexant Systems, Inc.†*	4,785	11
Diodes, Inc.*	1,961	57

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Semiconductors - 3.5% continued
DSP Group, Inc.†*	1,412	$11
Emulex Corp.*	5,036	55
Entegris, Inc.†*	7,646	67
Entropic Communications, Inc.†*	3,761	35
Exar Corp.†*	2,120	14
Formfactor, Inc.†*	2,892	28
FSI International, Inc.†*	2,296	9
GSI Technology, Inc.†*	1,075	10
GT Solar International, Inc.†*	3,614	39
Hittite Microwave Corp.*	1,582	97
Ikanos Communications, Inc.†*	2,809	3
Inphi Corp.†*	380	9
Integrated Device Technology, Inc.*	8,886	69
Integrated Silicon Solution, Inc.*	1,485	14
IXYS Corp.*	1,396	17
Kopin Corp.†*	3,878	17
Kulicke & Soffa Industries, Inc.†*	4,057	39
Lattice Semiconductor Corp.*	6,709	44
LTX-Credence Corp.*	2,826	25
Mattson Technology, Inc.†*	3,019	8
MaxLinear, Inc., Class A†*	375	4
Micrel, Inc.†	2,944	40
Microsemi Corp.*	4,808	106
Mindspeed Technologies, Inc.†*	1,844	14
MIPS Technologies, Inc.†*	2,902	35
MKS Instruments, Inc.	2,901	87
Monolithic Power Systems, Inc.†*	1,867	29
MoSys, Inc.†*	1,811	10
Nanometrics, Inc.†*	1,035	19
Netlogic Microsystems, Inc.†*	3,629	150
Omnivision Technologies, Inc.*	3,222	99
Pericom Semiconductor Corp.*	1,469	15
Photronics, Inc.†*	3,137	28
PLX Technology, Inc.†*	2,169	8
Power Integrations, Inc.†	1,427	57
Richardson Electronics Ltd.	820	11
Rubicon Technology, Inc.†*	926	21
Rudolph Technologies, Inc.*	1,754	19
Semtech Corp.*	3,596	85
Sigma Designs, Inc.*	1,798	25
Silicon Image, Inc.†*	4,385	35
Standard Microsystems Corp.†*	1,313	35
Supertex, Inc.†*	560	13
Tessera Technologies, Inc.*	2,906	51
TriQuint Semiconductor, Inc.*	8,988	128
Ultra Clean Holdings†*	1,246	13
Ultratech, Inc.*	1,368	34
Veeco Instruments, Inc.†*	2,348	112
Volterra Semiconductor Corp.†*	1,415	36
Zoran Corp.*	2,959	33

		2,580

Software - 4.2%
Accelrys, Inc.*	3,139	27
ACI Worldwide, Inc.*	1,974	62
Actuate Corp.*	2,637	13
Acxiom Corp.*	3,960	68
Advent Software, Inc.†*	1,840	53
American Software, Inc., Class A	1,300	9
Ariba, Inc.*	5,207	161
Aspen Technology, Inc.†*	3,634	55
athenahealth, Inc.†*	1,917	87
Avid Technology, Inc.†*	1,679	37
Blackbaud, Inc.†	2,597	69
Blackboard, Inc.†*	1,979	69
Bottomline Technologies, Inc.†*	1,824	40
CDC Corp., Class A†*	1,699	5
CommVault Systems, Inc.*	2,501	91
Computer Programs & Systems, Inc.	563	30
Concur Technologies, Inc.†*	2,334	121
Convio, Inc.*	317	3
CSG Systems International, Inc.*	1,980	39
Deltek, Inc.†*	1,120	8
DemandTec, Inc.*	1,100	14
Digi International, Inc.*	1,462	16
DynaVox, Inc., Class A†*	511	3
Ebix, Inc.†*	1,751	46
Envestnet, Inc.†*	429	5
Epicor Software Corp.*	2,833	29
EPIQ Systems, Inc.†	1,869	26
Fair Isaac Corp.	2,417	68
FalconStor Software, Inc.†*	1,759	9
Global Defense Technology & Systems, Inc.*	272	4
Guidance Software, Inc.†*	873	7
Innerworkings, Inc.†*	1,402	11
Interactive Intelligence, Inc.*	754	26
JDA Software Group, Inc.*	2,536	75
Lawson Software, Inc.*	8,041	82

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Software - 4.2% continued
Mantech International Corp., Class A*	1,292	$56
MedAssets, Inc.†*	2,503	36
Medidata Solutions, Inc.*	1,099	29
MicroStrategy, Inc., Class A*	484	58
Monotype Imaging Holdings, Inc.*	1,264	17
NetSuite, Inc.†*	1,056	32
Omnicell, Inc.*	1,884	25
OPNET Technologies, Inc.†	785	27
Parametric Technology Corp.†*	6,732	160
PDF Solutions, Inc.†*	1,328	9
Pegasystems, Inc.†	925	37
Progress Software Corp.*	3,874	114
PROS Holdings, Inc.*	1,115	13
QAD, Inc., Class A†*	270	2
QLIK Technologies, Inc.†*	782	21
Quality Systems, Inc.†	1,095	88
Quest Software, Inc.*	3,477	93
RealPage, Inc.†*	892	22
Renaissance Learning, Inc.†	787	8
RightNow Technologies, Inc.†*	1,252	33
Rosetta Stone, Inc.†*	607	9
Schawk, Inc.	673	12
Seachange International, Inc.†*	1,627	15
Smith Micro Software, Inc.*	1,733	16
SolarWinds, Inc.*	2,031	46
SS&C Technologies Holdings, Inc.*	708	14
Synchronoss Technologies, Inc.*	1,346	46
SYNNEX Corp.†*	1,298	46
Take-Two Interactive Software, Inc.†*	4,080	66
Taleo Corp., Class A*	2,303	74
THQ, Inc.†*	3,832	22
Trident Microsystems, Inc.*	4,537	6
Tyler Technologies, Inc.†*	1,653	37
Ultimate Software Group, Inc.*	1,444	77
VeriFone Systems, Inc.*	4,951	225

		3,059

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,124	48

Telecommunications - 4.0%
Acme Packet, Inc.†*	2,711	204
ADTRAN, Inc.	3,602	164
Alaska Communications Systems Group, Inc.†	2,564	26
Anaren, Inc.*	849	18
Anixter International, Inc.	1,627	117
Arris Group, Inc.*	7,346	97
Aruba Networks, Inc.†*	4,470	136
Atlantic Tele-Network, Inc.†	541	21
Aviat Networks, Inc.*	3,353	20
BigBand Networks, Inc.*	3,043	8
Black Box Corp.	1,017	39
Calix, Inc.†*	680	12
Cbeyond, Inc.†*	1,556	22
Cincinnati Bell, Inc.†*	11,722	31
Comtech Telecommunications Corp.	1,651	45
Consolidated Communications
Holdings, Inc.	1,454	27
DigitalGlobe, Inc.*	1,604	52
EMS Technologies, Inc.†*	901	17
Extreme Networks, Inc.†*	5,186	20
FiberTower Corp.†*	2,807	9
Finisar Corp.†*	4,694	193
General Communication, Inc., Class A†*	2,336	28
GeoEye, Inc.*	1,273	57
Global Crossing Ltd.†*	1,722	27
Globalstar, Inc.†*	4,129	5
Globecomm Systems, Inc.†*	1,204	13
Harmonic, Inc.*	6,476	62
Hughes Communications, Inc.*	521	31
Hypercom Corp.*	2,655	26
ICO Global Communications Holdings Ltd.*	5,401	12
IDT Corp., Class B†	816	21
Infinera Corp.†*	5,129	41
InterDigital, Inc.†	2,547	121
IPG Photonics Corp.*	1,503	86
Iridium Communications, Inc.†*	1,957	18
Ixia†*	1,915	34
Knology, Inc.*	1,745	24
KVH Industries, Inc.†*	928	14
LogMeIn, Inc.†*	875	31
Loral Space & Communications, Inc.*	624	47
Meru Networks, Inc.†*	369	8
Motricity, Inc.†*	294	5
Netgear, Inc.*	2,040	67
Network Equipment Technologies, Inc.†*	1,666	6
Neutral Tandem, Inc.†*	1,937	33
Novatel Wireless, Inc.†*	1,851	11
NTELOS Holdings Corp.	1,687	33

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Telecommunications - 4.0% continued
Oclaro, Inc.†*	2,890	$51
Oplink Communications, Inc.*	1,129	31
Opnext, Inc.*	2,478	10
PAETEC Holding Corp.*	7,302	28
Plantronics, Inc.†	2,796	98
Powerwave Technologies, Inc.*	9,750	36
Preformed Line Products Co.†	125	9
Premiere Global Services, Inc.*	3,437	23
RF Micro Devices, Inc.*	15,545	117
SAVVIS, Inc.*	2,171	71
Shenandoah Telecommunications Co.†	1,374	24
ShoreTel, Inc.†*	2,630	18
Sonus Networks, Inc.*	12,051	36
Sycamore Networks, Inc.	1,116	24
Symmetricom, Inc.*	2,537	14
Tekelec*	3,980	31
TeleNav, Inc.*	569	6
Tessco Technologies, Inc.	294	4
USA Mobility, Inc.	1,277	19
UTStarcom, Inc.†*	6,664	14
Viasat, Inc.†*	1,922	80
Vonage Holdings Corp.†*	6,099	27

		2,910

Textiles - 0.1%
Culp, Inc.†*	458	5
G&K Services, Inc., Class A	1,058	34
Unifirst Corp.	818	46

		85

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.†*	1,579	29
Leapfrog Enterprises, Inc.†*	1,980	9
RC2 Corp.*	1,220	27

		65

Transportation - 1.8%
Air Transport Services Group, Inc.*	3,116	24
Arkansas Best Corp.†	1,461	35
Atlas Air Worldwide Holdings, Inc.*	1,494	102
Baltic Trading Ltd.†	987	9
Bristow Group, Inc.*	2,085	100
CAI International, Inc.*	616	13
Celadon Group, Inc.*	1,159	17
DHT Holdings, Inc.†	2,933	14
Eagle Bulk Shipping, Inc.†*	3,608	15
Echo Global Logistics, Inc.†*	632	7
Excel Maritime Carriers Ltd.†*	2,385	12
Forward Air Corp.	1,672	50
Genco Shipping & Trading Ltd.†*	1,629	20
General Maritime Corp.†	4,530	13
Genesee & Wyoming, Inc., Class A*	2,243	117
Golar LNG Ltd.†	2,118	40
Gulfmark Offshore, Inc., Class A†*	1,357	60
Heartland Express, Inc.†	2,890	48
Horizon Lines, Inc., Class A†	1,828	8
HUB Group, Inc., Class A*	2,160	75
International Shipholding Corp.†	301	7
Knight Transportation, Inc.	3,443	64
Knightsbridge Tankers Ltd.†	1,409	34
Marten Transport Ltd.†	870	19
Nordic American Tanker Shipping†	2,722	67
Old Dominion Freight Line, Inc.*	2,416	74
Overseas Shipholding Group, Inc.†	1,481	50
P.A.M. Transportation Services, Inc.*	319	4
Pacer International, Inc.†*	1,946	11
Patriot Transportation Holding, Inc.†*	264	7
PHI, Inc. (Non Voting)†*	790	17
Quality Distribution, Inc.†*	626	6
RailAmerica, Inc.†*	1,358	20
Roadrunner Transportation Systems, Inc.*	662	9
Saia, Inc.†*	908	14
Scorpio Tankers, Inc.†*	948	10
Ship Finance International Ltd.†	2,588	54
Teekay Tankers Ltd., Class A†	1,862	20
Ultrapetrol (Bahamas) Ltd.†*	1,300	7
Universal Truckload Services, Inc.†*	338	5
USA Truck, Inc.*	432	6
Werner Enterprises, Inc.†	2,491	59

		1,343

Trucking & Leasing - 0.2%
Aircastle Ltd.	2,933	35
AMERCO*	495	48
Greenbrier Cos., Inc.*	1,084	27
TAL International Group, Inc.†	968	34
Textainer Group Holdings Ltd.†	561	20

		164

Water - 0.3%
American States Water Co.	1,072	36

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Water - 0.3% continued
Artesian Resources Corp., Class A†	370	$7
California Water Service Group†	1,141	40
Connecticut Water Service, Inc.†	500	13
Consolidated Water Co. Ltd.†	851	9
Middlesex Water Co.†	906	17
Pico Holdings, Inc.*	1,307	39
SJW Corp.†	750	19
York Water Co.†	667	11

		191

Total Common Stocks (Cost $58,015)		71,646

INVESTMENT COMPANIES - 48.7%
Kayne Anderson Energy Development Co.	600	10
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,019,625	1,020
Northern Institutional Funds - Liquid Assets Portfolio (1) (3) (4)	34,693,580	34,694

Total Investment Companies (Cost $35,727)		35,724

OTHER - 0.0%
Escrow DLB Oil & Gas*	400	—
Escrow Position PetroCorp.*	420	—
Escrow Student Loan Corp.	192	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.*	2,000	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network*	350	$—
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.17%, 5/5/11(5)	$180	$180

Total Short-Term Investments (Cost $180)		180

Total Investments - 146.6% (Cost $93,922)		107,550

Liabilities less Other Assets - (46.6)%		(34,188)

NET ASSETS - 100.0%		$73,362

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Nothern Institutional Funds was approximately $1,296,000 with net sales of approximately $276,000 during the three months ended February 28, 2011.
(3)	Investment relates to cash collateral received from Portfolio securities loaned.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $30,996,000 with net purchases of approximately $3,698,000 during the three months ended February 28, 2011.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At February 28, 2011, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000
Mini	17	$1,399	Long	3/11	$87

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$98,026

Gross tax appreciation of investments	$16,704
Gross tax depreciation of investments	(7,180)

Net tax appreciation of investments	$9,524

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following valuation techniques on Level 3 investments. The Portfolio valued certain securities using prices provided by the Portfolio’s Valuation Committee.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock
Advertising	$49	$—	$—	$49
Aerospace/Defense	989	—	—	989
Agriculture	240	—	—	240
Airlines	476	—	—	476
Apparel	1,425	—	—	1,425
Auto Manufacturers	62	—	—	62
Auto Parts & Equipment	827	—	—	827
Banks	3,891	—	—	3,891
Beverages	110	—	—	110
Biotechnology	1,350	—	—	1,350
Building Materials	502	—	—	502
Chemicals	1,612	—	—	1,612
Coal	263	—	—	263
Commercial Services	4,001	—	—	4,001
Computers	1,972	—	—	1,972
Cosmetics/Personal Care	64	—	—	64
Distribution/Wholesale	701	—	—	701
Diversified Financial Services	1,288	—	—	1,288
Electric	1,198	—	—	1,198
Electrical Components & Equipment	869	—	—	869
Electronics	1,800	—	—	1,800
Energy - Alternate Sources	109	—	—	109
Engineering & Construction	532	—	—	532
Entertainment	466	—	—	466
Environment Control	542	—	—	542
Food	1,200	—	—	1,200
Forest Products & Paper	370	—	—	370
Gas	815	—	—	815
Hand/Machine Tools	57	—	—	57
Healthcare - Products	2,629	—	—	2,629
Healthcare - Services	1,530	—	—	1,530
Holding Companies - Diversified	47	—	—	47
Home Builders	219	—	—	219
Home Furnishings	293	—	—	293
Household Products/Wares	316	—	—	316
Housewares	27	—	—	27
Insurance	2,002	—	—	2,002
Internet	2,283	—	1	2,284
Investment Companies	756	—	—	756
Iron/Steel	27	—	—	27
Leisure Time	452	—	—	452
Lodging	245	—	—	245
Machinery - Construction & Mining	40	—	—	40
Machinery - Diversified	1,151	—	—	1,151
Media	452	—	—	452
Metal Fabrication/ Hardware	621	—	—	621
Mining	1,272	—	—	1,272
Miscellaneous Manufacturing	1,697	—	—	1,697
Office Furnishings	320	—	—	320
Oil & Gas	2,619	—	—	2,619
Oil & Gas Services	1,339	—	—	1,339
Packaging & Containers	328	—	—	328
Pharmaceuticals	2,049	—	—	2,049
Pipelines	24	—	—	24
Real Estate	110	—	—	110
Real Estate Investment Trust	5,459	—	—	5,459
Retail	4,332	—	—	4,332
Savings & Loans	781	—	—	781
Semiconductors	2,580	—	—	2,580
Software	3,059	—	—	3,059
Storage/Warehousing	48	—	—	48
Telecommunications	2,910	—	—	2,910
Textiles	85	—	—	85
Toys, Games & Hobbies	65	—	—	65
Transportation	1,343	—	—	1,343
Truck & Leasing	164	—	—	164
Water	191	—	—	191
Investment Companies	35,724	—	—	35,724
Short-Term Investments	—	180	—	180

Total Investments	$107,369	$180	$1	$107,550

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$87	$—	$—	$87

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 02/28/11 (000S)
Common Stocks Internet	$—	$—	$—	$—	$1	$1

Total	$—	$—	$—	$—	$1	$1

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    27    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Aerospace/Defense - 3.8%
Boeing (The) Co.	20,580	$1,482
Rockwell Collins, Inc.	14,135	911
United Technologies Corp.	16,070	1,342

		3,735

Apparel - 2.9%
Coach, Inc.	15,138	831
NIKE, Inc., Class B	22,675	2,019

		2,850

Auto Parts & Equipment - 2.4%
Johnson Controls, Inc.†	57,140	2,331

Banks - 1.0%
Citigroup, Inc.*	206,740	968

Beverages - 2.5%
Green Mountain Coffee Roasters, Inc.† *	28,545	1,164
PepsiCo, Inc.	21,400	1,357

		2,521

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.† *	13,260	1,277
Celgene Corp.*	17,735	942
Human Genome Sciences, Inc.† *	17,955	449
Life Technologies Corp.*	17,420	930

		3,598

Chemicals - 1.9%
Air Products & Chemicals, Inc.	9,745	897
Monsanto Co.	12,970	932

		1,829

Commercial Services - 1.0%
Mastercard, Inc., Class A	4,069	979

Computers - 14.9%
Apple, Inc.*	14,280	5,044
Cognizant Technology Solutions
Corp., Class A*	28,565	2,196
EMC Corp.*	71,715	1,951
International Business Machines Corp.	12,667	2,051
NetApp, Inc.*	21,515	1,111
Riverbed Technology, Inc.† *	26,955	1,113
Teradata Corp.*	28,505	1,363

		14,829

Diversified Financial Services - 3.3%
American Express Co.	40,310	1,756
IntercontinentalExchange, Inc.*	11,621	1,490

		3,246

Engineering & Construction - 0.9%
Jacobs Engineering Group, Inc.*	18,620	932

Food - 1.3%
Whole Foods Market, Inc.†	21,935	1,284

Healthcare - Products - 2.2%
Covidien PLC†	19,220	989
Intuitive Surgical, Inc.*	3,559	1,167

		2,156

Internet - 7.1%
Amazon.com, Inc.*	13,265	2,299
F5 Networks, Inc.*	9,460	1,116
Google, Inc., Class A*	4,363	2,676
priceline.com, Inc.*	2,202	1,000

		7,091

Iron/Steel - 1.0%
Nucor Corp.†	20,135	966

Machinery - Diversified - 3.8%
Cummins, Inc.	14,741	1,490
Deere & Co.	24,955	2,250

		3,740

Media - 1.9%
Walt Disney (The) Co.	43,480	1,902

Metal Fabrication/Hardware - 0.9%
Precision Castparts Corp.	6,531	926

Mining - 2.6%
BHP Billiton Ltd. ADR†	13,345	1,262
Freeport-McMoRan Copper & Gold, Inc.	25,000	1,324

		2,586

Miscellaneous Manufacturing - 1.7%
Danaher Corp.	33,920	1,716

Oil & Gas - 6.4%
Apache Corp.	12,452	1,552
Exxon Mobil Corp.	18,760	1,604
Suncor Energy, Inc.†	38,160	1,794
Talisman Energy, Inc.†	55,505	1,378

		6,328

Oil & Gas Services - 5.3%
National Oilwell Varco, Inc.	28,665	2,281

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Oil & Gas Services - 5.3% continued
Schlumberger Ltd.	32,345	$3,022

		5,303

Pharmaceuticals - 0.9%
Abbott Laboratories	19,355	931

Retail - 6.6%
Costco Wholesale Corp.	12,740	953
Dick’s Sporting Goods, Inc.*	16,290	605
McDonald’s Corp.	19,740	1,494
Starbucks Corp.	47,335	1,561
Tiffany & Co.	31,035	1,910

		6,523

Semiconductors - 0.5%
ARM Holdings PLC ADR†	17,395	527

Software - 8.6%
Autodesk, Inc.*	27,070	1,138
Cerner Corp.† *	14,740	1,481
Citrix Systems, Inc.*	40,100	2,813
Oracle Corp.	25,435	837
Red Hat, Inc.*	20,530	847
Salesforce.com, Inc.*	10,975	1,452

		8,568

Telecommunications - 6.5%
Acme Packet, Inc.*	13,735	1,033
American Tower Corp., Class A*	17,990	971
Juniper Networks, Inc.*	40,534	1,783
QUALCOMM, Inc.	45,410	2,706

		6,493

Transportation - 1.5%
Kansas City Southern† *	27,170	1,463

Total Common Stocks (Cost $72,556) (1)		96,321

INVESTMENT COMPANIES - 19.5%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	3,543,900	3,544
Northern Institutional Funds - Liquid Assets Portfolio(2) (4) (5)	15,832,903	15,833

Total Investment Companies (Cost $19,377)		19,377

Total Investments - 116.5% (Cost $91,933)		115,698

Liabilities less Other Assets - (16.5)%		(16,402)

NET ASSETS - 100.0%		$99,296

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,230,000 with net purchases of approximately $314,000 during the three months ended February 28, 2011.
(4)	Investment relates to cash collateral received from Portfolio securities loaned.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,131,000 with net purchases of approximately $1,702,000 during the three months ended February 28, 2011.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$92,529

Gross tax appreciation of investments	$23,500
Gross tax depreciation of investments	(331)

Net tax appreciation of investments	$23,169

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$96,321	(1)	$—	$—	$96,321
Investment Companies	19,377		—	—	19,377

Total Investments	$115,698		$—	$—	$115,698

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace/Defense - 1.3%
General Dynamics Corp.	654	$50
Raytheon Co.	1,502	77

		127

Apparel - 2.5%
Coach, Inc.	1,393	77
Polo Ralph Lauren Corp.	1,351	171

		248

Auto Manufacturers - 0.7%
Ford Motor Co.*	4,482	67

Banks - 8.7%
Citigroup, Inc.*	44,206	207
Comerica, Inc.	2,092	81
JPMorgan Chase & Co.	4,912	229
Morgan Stanley	3,533	105
SunTrust Banks, Inc.†	1,391	42
U.S. Bancorp	3,486	97
Wells Fargo & Co.	2,591	84

		845

Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	1,950	70
PepsiCo, Inc.	1,298	83

		153

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.†*	766	73
Celgene Corp.†*	1,389	74

		147

Coal - 1.0%
Arch Coal, Inc.†	2,759	92

Computers - 7.9%
Apple, Inc.*	672	238
Brocade Communications Systems, Inc.*	12,277	78
EMC Corp.†*	5,598	152
Hewlett-Packard Co.	2,089	91
International Business Machines Corp.	787	128
Teradata Corp.*	1,717	82

		769

Cosmetics/Personal Care - 1.3%
Procter & Gamble (The) Co.	2,060	130

Diversified Financial Services - 2.0%
Charles Schwab (The) Corp.†	2,848	54
Discover Financial Services	6,679	145

		199

Electric - 2.2%
Entergy Corp.	562	40
NRG Energy, Inc.*	5,568	111
Southern Co.	1,553	59

		210

Food - 2.0%
General Mills, Inc.	3,106	115
Unilever PLC ADR†	2,809	84

		199

Forest Products & Paper - 0.9%
UPM-Kymmene OYJ ADR	4,285	85

Healthcare - Products - 2.2%
Baxter International, Inc.	1,596	85
Covidien PLC†	1,142	59
Johnson & Johnson	1,190	73

		217

Healthcare - Services - 2.3%
Humana, Inc.*	2,329	151
Tenet Healthcare Corp.*	10,112	73

		224

Home Builders - 1.0%
Pulte Group, Inc.†*	14,173	98

Insurance - 5.3%
ACE Ltd.	1,134	72
CNO Financial Group, Inc.†*	18,932	137
MGIC Investment Corp.†*	13,133	113
Unum Group†	2,557	68
XL Group PLC†	5,491	128

		518

Internet - 3.2%
AOL, Inc.†*	2,692	56
AsiaInfo-Linkage, Inc.†*	4,368	89
Google, Inc., Class A*	161	99
GSI Commerce, Inc.†*	3,079	64

		308

Machinery - Construction & Mining - 1.2%
Joy Global, Inc.†	1,177	115

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Machinery - Diversified - 0.4%
Cummins, Inc.	424	$43

Media - 1.9%
Time Warner, Inc.	2,899	111
Walt Disney (The) Co.	1,783	78

		189

Metal Fabrication/Hardware - 1.3%
Precision Castparts Corp.†	909	129

Mining - 2.0%
Alcoa, Inc.†	6,614	111
Titanium Metals Corp.*	4,422	84

		195

Miscellaneous Manufacturing - 5.4%
Dover Corp.†	889	57
General Electric Co.	12,419	260
Honeywell International, Inc.	1,569	91
Parker Hannifin Corp.	1,284	114

		522

Office/Business Equipment - 1.0%
Canon, Inc. ADR†	2,103	102

Oil & Gas - 12.5%
Apache Corp.	1,315	164
Chevron Corp.	2,363	245
Ensco PLC ADR†	1,735	97
Exxon Mobil Corp.	1,935	165
Noble Corp.†	2,478	111
Occidental Petroleum Corp.	2,167	221
Petroleo Brasileiro S.A. ADR	2,687	107
Talisman Energy, Inc.†	4,135	103

		1,213

Pharmaceuticals - 5.3%
Cephalon, Inc.†*	1,356	76
Forest Laboratories, Inc.*	2,676	87
Mead Johnson Nutrition Co.	1,714	103
Merck & Co., Inc.	6,370	207
Teva Pharmaceutical Industries Ltd. ADR	777	39

		512

Retail - 6.1%
Darden Restaurants, Inc.†	2,033	96
Gap (The), Inc.	2,854	64
McDonald’s Corp.	645	49
Nordstrom, Inc.†	2,404	109
Target Corp.	1,901	100
TJX Cos., Inc.	1,599	80
Wal-Mart Stores, Inc.†	1,933	100

		598

Semiconductors - 2.6%
ASML Holding N.V. (Registered)†	2,050	89
ON Semiconductor Corp.†*	6,128	68
Texas Instruments, Inc.	2,546	91

		248

Software - 2.6%
Activision Blizzard, Inc.*	7,029	78
Check Point Software Technologies Ltd.†*	2,003	100
MedAssets, Inc.†*	1,554	22
Oracle Corp.	1,500	49

		249

Telecommunications - 4.7%
AT&T, Inc.	2,637	75
Cisco Systems, Inc.*	5,743	107
QUALCOMM, Inc.	1,114	66
Verizon Communications, Inc.	2,039	75
Virgin Media, Inc.†	5,030	137

		460

Tobacco - 2.4%
Philip Morris International, Inc.	3,680	231

Transportation - 1.8%
Kansas City Southern†*	3,293	177

Total Common Stocks (Cost $7,436)		9,619

INVESTMENT COMPANIES - 32.3%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	116,997	117
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	3,023,796	3,024

Total Investment Companies (Cost $3,141)		3,141

Total Investments - 131.1% (Cost $10,577)		12,760

Liabilities less Other Assets - (31.1)%		(3,024)

NET ASSETS - 100.0%		$9,736

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $92,000 with net purchases of approximately $25,000 during the three months ended February 28, 2011.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,524,000 with net sales of approximately $500,000 during the three months ended February 28, 2011.
(4)	Investment relates to cash collateral received from Portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$10,888

Gross tax appreciation of investments	$2,045
Gross tax depreciation of investments	(173)

Net tax appreciation of investments	$1,872

At February 28, 2011, the Large Cap Equity Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
Kansas City
Exp. Date 3/19/11, Strike Price $60.00	(4)	$—
Ralph Lauren
Exp. Date 3/19/11, Strike Price $135.00	(3)	—
Ralph Lauren
Exp. Date 3/19/11, Strike Price $140.00	(1)	—

Total Written Option Contracts (Premiums Received $ —)		$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$9,619	(1)	$—	$—	$9,619
Investment Companies	3,141		—	—	3,141

Total Investments	$12,760		$—	$—	$12,760

OTHER FINANCIAL INSTRUMENTS
Liabilities
Options Contracts	$—	(2)	$—	$—	$—

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than one thousand.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.*	24,789	$327
Omnicom Group, Inc.	15,123	770

		1,097

Aerospace/Defense - 2.0%
Boeing (The) Co.	37,347	2,689
General Dynamics Corp.	19,233	1,464
Goodrich Corp.	6,292	543
L-3 Communications Holdings, Inc.	5,674	450
Lockheed Martin Corp.	15,150	1,199
Northrop Grumman Corp.	14,940	996
Raytheon Co.	18,681	957
Rockwell Collins, Inc.	7,836	505
United Technologies Corp.	46,904	3,918

		12,721

Agriculture - 1.7%
Altria Group, Inc.	106,008	2,690
Archer-Daniels-Midland Co.	32,658	1,214
Lorillard, Inc.	7,728	593
Philip Morris International, Inc.	92,159	5,786
Reynolds American, Inc.	17,481	600

		10,883

Airlines - 0.1%
Southwest Airlines Co.†	37,453	443

Apparel - 0.5%
Coach, Inc.	15,264	838
NIKE, Inc., Class B	19,503	1,736
Polo Ralph Lauren Corp.	3,247	412
VF Corp.	4,350	416

		3,402

Auto Manufacturers - 0.6%
Ford Motor Co.*	190,700	2,870
PACCAR, Inc.	18,626	934

		3,804

Auto Parts & Equipment - 0.3%
Goodyear Tire & Rubber (The) Co.*	12,312	175
Johnson Controls, Inc.	34,319	1,400

		1,575

Banks - 8.4%
Bank of America Corp.	513,274	7,335
Bank of New York Mellon (The) Corp.	63,092	1,917
BB&T Corp.†	35,548	981
Capital One Financial Corp.	23,385	1,164
Citigroup, Inc.*	1,478,495	6,919
Comerica, Inc.	8,814	343
Fifth Third Bancorp	46,695	682
First Horizon National Corp.†*	12,890	148
First Horizon National Corp. -
(Fractional Shares)*	290,887	—
Goldman Sachs Group (The), Inc.	26,009	4,260
Huntington Bancshares, Inc.	43,505	298
JPMorgan Chase & Co.	198,868	9,285
KeyCorp	45,912	420
M&T Bank Corp.	5,986	527
Marshall & Ilsley Corp.	27,055	210
Morgan Stanley	77,023	2,286
Northern Trust Corp.(1) (2)	12,286	634
PNC Financial Services Group, Inc.	26,751	1,650
Regions Financial Corp.	65,172	498
State Street Corp.	25,579	1,144
SunTrust Banks, Inc.	25,739	776
U.S. Bancorp	97,544	2,705
Wells Fargo & Co.	267,040	8,615
Zions Bancorporation	8,827	206

		53,003

Beverages - 2.3%
Brown-Forman Corp., Class B	5,251	363
Coca-Cola (The) Co.	118,092	7,548
Coca-Cola Enterprises, Inc.	16,846	443
Constellation Brands, Inc., Class A*	9,131	186
Dr Pepper Snapple Group, Inc.	11,388	411
Molson Coors Brewing Co., Class B†	7,918	362
PepsiCo, Inc.	80,588	5,111

		14,424

Biotechnology - 1.2%
Amgen, Inc.*	48,079	2,468
Biogen Idec, Inc.*	12,213	835
Celgene Corp.*	23,958	1,272
Genzyme Corp.*	13,005	981
Gilead Sciences, Inc.*	41,344	1,612
Life Technologies Corp.*	9,647	515

		7,683

Building Materials - 0.0%
Masco Corp.	18,180	247

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Chemicals - 2.1%
Air Products & Chemicals, Inc.	10,978	$1,010
Airgas, Inc.	3,783	237
CF Industries Holdings, Inc.	3,573	505
Dow Chemical (The) Co.	59,103	2,196
E.I. du Pont de Nemours & Co.	46,456	2,549
Eastman Chemical Co.	3,671	343
Ecolab, Inc.	11,656	567
FMC Corp.	3,696	286
International Flavors & Fragrances, Inc.	4,043	230
Monsanto Co.	27,307	1,963
PPG Industries, Inc.†	8,199	725
Praxair, Inc.	15,569	1,547
Sherwin-Williams (The) Co.	4,537	373
Sigma-Aldrich Corp.†	6,339	405

		12,936

Coal - 0.3%
Consol Energy, Inc.	11,634	590
Massey Energy Co.	5,220	331
Peabody Energy Corp.	13,804	904

		1,825

Commercial Services - 1.3%
Apollo Group, Inc., Class A*	6,400	290
Automatic Data Processing, Inc.	25,120	1,256
DeVry, Inc.	3,153	171
Equifax, Inc.	6,146	220
H&R Block, Inc.†	15,193	231
Iron Mountain, Inc.	9,950	259
Mastercard, Inc., Class A	4,942	1,189
Monster Worldwide, Inc.*	6,407	110
Moody’s Corp.†	10,762	343
Paychex, Inc.	16,660	560
Quanta Services, Inc.*	10,715	244
R.R. Donnelley & Sons Co.	10,460	195
Robert Half International, Inc.†	7,276	232
SAIC, Inc.†*	14,862	243
Total System Services, Inc.	8,598	153
Visa, Inc., Class A†	24,809	1,812
Western Union (The) Co.	33,034	726

		8,234

Computers - 6.3%
Apple, Inc.*	46,659	16,480
Cognizant Technology Solutions Corp.,
Class A*	15,478	1,190
Computer Sciences Corp.	7,835	377
Dell, Inc.*	85,808	1,358
EMC Corp.*	104,765	2,851
Hewlett-Packard Co.	115,314	5,031
International Business Machines Corp.	63,158	10,224
Lexmark International, Inc., Class A*	3,969	149
NetApp, Inc.*	18,520	957
SanDisk Corp.*	12,081	599
Teradata Corp.*	8,487	406
Western Digital Corp.*	11,629	356

		39,978

Cosmetics/Personal Care - 1.9%
Avon Products, Inc.	22,115	615
Colgate-Palmolive Co.	24,512	1,925
Estee Lauder (The) Cos., Inc., Class A	5,746	542
Procter & Gamble (The) Co.	142,334	8,974

		12,056

Distribution/Wholesale - 0.2%
Fastenal Co.†	7,647	475
Genuine Parts Co.	7,896	416
W.W. Grainger, Inc.	2,923	390

		1,281

Diversified Financial Services - 1.7%
American Express Co.	53,290	2,322
Ameriprise Financial, Inc.	12,501	791
Charles Schwab (The) Corp.	50,849	965
CME Group, Inc.	3,417	1,064
Discover Financial Services	27,334	594
E*TRADE Financial Corp.†*	10,006	160
Federated Investors, Inc., Class B†	4,537	125
Franklin Resources, Inc.	7,307	918
IntercontinentalExchange, Inc.*	3,806	488
Invesco Ltd.	23,829	640
Janus Capital Group, Inc.†	9,309	125
Legg Mason, Inc.†	7,687	279
NASDAQ OMX Group (The), Inc.*	7,656	219
NYSE Euronext	13,081	484
SLM Corp.*	24,655	365
T. Rowe Price Group, Inc.	13,146	880

		10,419

Electric - 2.8%
AES (The) Corp.*	34,143	422
Ameren Corp.	12,085	338

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS- 97.7% continued
Electric - 2.8% continued
American Electric Power Co., Inc.	24,631	$881
CMS Energy Corp.	12,352	238
Consolidated Edison, Inc.	14,643	732
Constellation Energy Group, Inc.	10,062	313
Dominion Resources, Inc.	29,609	1,351
DTE Energy Co.	8,547	402
Duke Energy Corp.	67,528	1,215
Edison International	16,791	623
Entergy Corp.	9,350	666
Exelon Corp.	33,141	1,384
FirstEnergy Corp.†	21,451	822
Integrys Energy Group, Inc.†	3,908	191
NextEra Energy, Inc.	21,244	1,179
Northeast Utilities†	8,918	304
NRG Energy, Inc.*	12,105	242
Pepco Holdings, Inc.†	11,290	212
PG&E Corp.	20,076	925
Pinnacle West Capital Corp.	5,503	232
PPL Corp.	24,904	633
Progress Energy, Inc.	15,133	692
Public Service Enterprise Group, Inc.	26,035	851
SCANA Corp.†	5,783	234
Southern Co.	42,120	1,605
TECO Energy, Inc.	10,822	196
Wisconsin Energy Corp.	5,948	352
Xcel Energy, Inc.	23,782	569

		17,804

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	38,248	2,282
Molex, Inc.†	6,894	192

		2,474

Electronics - 0.5%
Agilent Technologies, Inc.*	17,400	732
Amphenol Corp., Class A	8,820	507
FLIR Systems, Inc.†	7,796	252
Jabil Circuit, Inc.	9,787	210
PerkinElmer, Inc.	6,000	159
Thermo Fisher Scientific, Inc.*	20,288	1,132
Waters Corp.*	4,529	376

		3,368

Energy - Alternate Sources - 0.1%
First Solar, Inc.†*	2,711	400

Engineering & Construction - 0.2%
Fluor Corp.	9,231	653
Jacobs Engineering Group, Inc.*	6,358	318

		971

Entertainment - 0.0%
International Game Technology	15,120	249

Environmental Control - 0.3%
Republic Services, Inc.	15,332	454
Stericycle, Inc.†*	4,304	372
Waste Management, Inc.	24,407	904

		1,730

Food - 1.8%
Campbell Soup Co.†	9,669	325
ConAgra Foods, Inc.	22,183	514
Dean Foods Co.†*	9,260	98
General Mills, Inc.	32,678	1,214
H.J. Heinz Co.	16,493	828
Hershey (The) Co.†	7,841	410
Hormel Foods Corp.†	7,122	195
J.M. Smucker (The) Co.	5,977	411
Kellogg Co.	13,137	704
Kraft Foods, Inc., Class A	88,914	2,831
Kroger (The) Co.	32,166	737
McCormick & Co., Inc. (Non Voting)†	6,659	317
Safeway, Inc.	19,479	425
Sara Lee Corp.	32,043	549
SUPERVALU, Inc.†	10,734	93
Sysco Corp.	29,828	829
Tyson Foods, Inc., Class A	14,829	276
Whole Foods Market, Inc.	7,448	436

		11,192

Forest Products & Paper - 0.3%
International Paper Co.	21,965	610
MeadWestvaco Corp.	8,486	249
Plum Creek Timber Co., Inc.†	8,060	338
Weyerhaeuser Co.†	27,750	678

		1,875

Gas - 0.2%
CenterPoint Energy, Inc.	21,132	335
Nicor, Inc.	2,343	124
NiSource, Inc.	14,104	270
Sempra Energy	12,399	660

		1,389

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Hand/Machine Tools - 0.1%
Snap-On, Inc.	2,939	$169
Stanley Black & Decker, Inc.	8,598	652

		821

Healthcare - Products - 3.2%
Baxter International, Inc.	29,704	1,579
Becton, Dickinson and Co.	11,768	941
Boston Scientific Corp.*	76,312	546
C.R. Bard, Inc.†	4,660	456
CareFusion Corp.*	11,316	309
Covidien PLC	21,690	1,116
DENTSPLY International, Inc.	7,116	266
Hospira, Inc.*	8,432	446
Intuitive Surgical, Inc.*	1,971	646
Johnson & Johnson	139,679	8,582
Medtronic, Inc.	55,018	2,196
Patterson Cos., Inc.	4,757	159
St. Jude Medical, Inc.*	17,675	846
Stryker Corp.	17,543	1,110
Varian Medical Systems, Inc.*	6,188	429
Zimmer Holdings, Inc.*	10,201	636

		20,263

Healthcare - Services - 1.2%
Aetna, Inc.	20,089	750
CIGNA Corp.	13,633	574
Coventry Health Care, Inc.*	7,508	227
DaVita, Inc.*	4,903	389
Humana, Inc.*	8,463	550
Laboratory Corp. of America Holdings*	5,114	461
Quest Diagnostics, Inc.	7,131	405
Tenet Healthcare Corp.*	24,998	179
UnitedHealth Group, Inc.	56,111	2,389
WellPoint, Inc.*	20,154	1,340

		7,264

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	9,771	324

Home Builders - 0.1%
D.R. Horton, Inc.†	13,998	165
Lennar Corp., Class A†	8,233	166
Pulte Group, Inc.†*	17,500	121

		452

Home Furnishings - 0.1%
Harman International Industries, Inc.	3,556	173
Whirlpool Corp.†	3,811	314

		487

Household Products/Wares - 0.4%
Avery Dennison Corp.	5,732	229
Clorox Co.	7,302	495
Fortune Brands, Inc.	7,889	488
Kimberly-Clark Corp.	20,763	1,368

		2,580

Housewares - 0.0%
Newell Rubbermaid, Inc.	14,657	283

Insurance - 3.8%
ACE Ltd.	17,363	1,098
Aflac, Inc.	24,053	1,416
Allstate (The) Corp.†	27,644	879
American International Group, Inc.†*	7,064	262
American International Group, Inc., - (Fractional Shares)*	70,271	—
AON Corp.	16,902	890
Assurant, Inc.	5,431	221
Berkshire Hathaway, Inc., Class B*	87,995	7,680
Chubb Corp.	15,596	946
Cincinnati Financial Corp.†	8,280	282
Genworth Financial, Inc., Class A*	24,803	328
Hartford Financial Services Group, Inc.†	22,355	662
Lincoln National Corp.†	16,464	522
Loews Corp.	16,393	709
Marsh & McLennan Cos., Inc.	28,026	853
MetLife, Inc.	46,205	2,188
Principal Financial Group, Inc.	16,090	551
Progressive (The) Corp.	33,390	696
Prudential Financial, Inc.	24,730	1,628
Torchmark Corp.†	4,044	264
Travelers (The) Cos., Inc.	22,113	1,325
Unum Group	15,796	419
XL Group PLC†	16,154	377

		24,196

Internet - 2.9%
Akamai Technologies, Inc.*	9,462	355
Amazon.com, Inc.*	18,028	3,124
eBay, Inc.*	58,359	1,955
Expedia, Inc.†	9,955	198
F5 Networks, Inc.*	4,193	495
Google, Inc., Class A*	12,683	7,780

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Internet - 2.9% continued
McAfee, Inc.*	7,707	$370
NetFlix, Inc.†*	2,187	452
priceline.com, Inc.*	2,509	1,139
Symantec Corp.*	39,907	719
VeriSign, Inc.	8,714	307
Yahoo!, Inc.†*	66,562	1,092

		17,986

Iron/Steel - 0.4%
AK Steel Holding Corp.	5,270	84
Allegheny Technologies, Inc.†	4,990	335
Cliffs Natural Resources, Inc.	6,809	661
Nucor Corp.	16,236	778
United States Steel Corp.†	7,267	418

		2,276

Leisure Time - 0.2%
Carnival Corp.	22,092	943
Harley-Davidson, Inc.	11,788	481

		1,424

Lodging - 0.3%
Marriott International, Inc., Class A†	14,855	583
Marriott International, Inc., Class A - (Fractional Shares)*	3,681	—
Starwood Hotels & Resorts Worldwide, Inc.	9,869	603
Wyndham Worldwide Corp.	8,802	275
Wynn Resorts Ltd.	3,794	466

		1,927

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	32,286	3,323
Joy Global, Inc.	5,254	512

		3,835

Machinery - Diversified - 0.7%
Cummins, Inc.	10,113	1,022
Deere & Co.	21,544	1,942
Flowserve Corp.	2,809	351
Rockwell Automation, Inc.	7,374	647
Roper Industries, Inc.	4,774	402

		4,364

Media - 3.1%
Cablevision Systems Corp. (New York Group), Class A	12,107	446
CBS Corp., Class B (Non Voting)	34,222	816
Comcast Corp., Class A	142,112	3,661
DIRECTV, Class A*	42,454	1,952
Discovery Communications, Inc., Class A†*	14,211	613
Gannett Co., Inc.†	12,056	199
McGraw-Hill (The) Cos., Inc.	15,420	596
News Corp., Class A	116,425	2,022
Scripps Networks Interactive, Inc., Class A†	4,577	238
Time Warner Cable, Inc.	18,185	1,313
Time Warner, Inc.	56,465	2,157
Viacom, Inc., Class B	30,838	1,377
Walt Disney (The) Co.	96,327	4,213
Washington Post (The) Co., Class B†	284	123

		19,726

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	7,290	1,033

Mining - 0.8%
Alcoa, Inc.	52,298	881
Freeport-McMoRan Copper & Gold, Inc.	47,900	2,537
Newmont Mining Corp.	25,097	1,387
Titanium Metals Corp.*	4,799	91
Vulcan Materials Co.†	6,481	297

		5,193

Miscellaneous Manufacturing - 4.0%
3M Co.	36,348	3,352
Danaher Corp.	27,303	1,382
Dover Corp.	9,664	621
Eaton Corp.	8,605	953
General Electric Co.	542,162	11,342
Honeywell International, Inc.	39,694	2,299
Illinois Tool Works, Inc.	25,208	1,364
Ingersoll-Rand PLC†	16,330	740
ITT Corp.	9,514	551
Leggett & Platt, Inc.	7,524	173
Pall Corp.	6,048	329
Parker Hannifin Corp.	8,294	740
Textron, Inc.†	13,856	375
Tyco International Ltd.	25,041	1,135

		25,356

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.†	10,225	258
Xerox Corp.	71,101	764

		1,022

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Oil & Gas - 10.0%
Anadarko Petroleum Corp.	25,232	$2,065
Apache Corp.	19,428	2,421
Cabot Oil & Gas Corp.	5,279	241
Chesapeake Energy Corp.	33,584	1,196
Chevron Corp.	102,356	10,619
ConocoPhillips	74,752	5,821
Denbury Resources, Inc.†*	20,024	485
Devon Energy Corp.	21,988	2,011
Diamond Offshore Drilling, Inc.†	3,535	276
EOG Resources, Inc.	12,937	1,453
EQT Corp.	7,476	369
Exxon Mobil Corp.	256,486	21,937
Helmerich & Payne, Inc.	5,370	349
Hess Corp.	15,285	1,330
Marathon Oil Corp.	36,197	1,795
Murphy Oil Corp.	9,679	712
Nabors Industries Ltd.*	14,468	412
Newfield Exploration Co.*	6,753	492
Noble Corp.†	13,021	582
Noble Energy, Inc.	8,998	834
Occidental Petroleum Corp.	41,308	4,212
Pioneer Natural Resources Co.	5,825	596
QEP Resources Inc.	8,891	352
Range Resources Corp.†	8,097	440
Rowan Cos., Inc.*	6,250	267
Southwestern Energy Co.*	17,838	704
Sunoco, Inc.†	6,099	255
Tesoro Corp.†*	7,260	173
Valero Energy Corp.	28,439	801

		63,200

Oil & Gas Services - 2.1%
Baker Hughes, Inc.	21,980	1,562
Cameron International Corp.*	12,196	721
FMC Technologies, Inc.*	6,212	584
Halliburton Co.	46,267	2,172
National Oilwell Varco, Inc.	21,353	1,699
Schlumberger Ltd.	69,365	6,480

		13,218

Packaging & Containers - 0.2%
Ball Corp.	8,912	322
Bemis Co., Inc.	5,546	182
Owens-Illinois, Inc.*	8,352	255
Sealed Air Corp.	8,080	222

		981

Pharmaceuticals - 4.6%
Abbott Laboratories	78,668	3,784
Allergan, Inc.	15,705	1,165
AmerisourceBergen Corp.	13,845	525
Bristol-Myers Squibb Co.	87,239	2,252
Cardinal Health, Inc.	17,995	749
Cephalon, Inc.†*	3,798	214
Eli Lilly & Co.	51,736	1,788
Express Scripts, Inc.*	26,900	1,512
Forest Laboratories, Inc.*	14,890	482
McKesson Corp.	12,724	1,009
Mead Johnson Nutrition Co.	10,544	631
Medco Health Solutions, Inc.*	21,662	1,335
Merck & Co., Inc.	156,830	5,108
Mylan, Inc.†*	21,827	499
Pfizer, Inc.	407,745	7,845
Watson Pharmaceuticals, Inc.*	6,244	350

		29,248

Pipelines - 0.4%
El Paso Corp.	36,465	678
Oneok, Inc.	5,399	349
Spectra Energy Corp.	33,297	891
Williams (The) Cos., Inc.	30,048	912

		2,830

Real Estate - 0.1%
CB Richard Ellis Group, Inc., Class A*	15,292	383

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co., Class A	5,876	151
AvalonBay Communities, Inc.	4,287	519
Boston Properties, Inc.†	7,242	695
Equity Residential	14,355	791
HCP, Inc.	18,361	698
Health Care REIT, Inc.†	7,307	382
Host Hotels & Resorts, Inc.	33,391	614
Kimco Realty Corp.†	20,585	399
ProLogis	29,726	483
Public Storage	7,175	805
Simon Property Group, Inc.†	14,897	1,639
Ventas, Inc.	7,883	437

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Real Estate Investment Trusts - 1.3% continued
Vornado Realty Trust	8,371	$781

		8,394

Retail - 5.5%
Abercrombie & Fitch Co., Class A†	4,475	257
AutoNation, Inc.†*	3,237	109
AutoZone, Inc.*	1,379	356
Bed Bath & Beyond, Inc.*	13,366	644
Best Buy Co., Inc.	17,114	552
Big Lots, Inc.*	3,779	155
CarMax, Inc.*	11,335	401
Costco Wholesale Corp.	22,049	1,649
CVS Caremark Corp.	69,184	2,287
Darden Restaurants, Inc.	6,936	327
Family Dollar Stores, Inc.	6,329	317
GameStop Corp., Class A†*	7,762	155
Gap (The), Inc.	22,985	518
Home Depot (The), Inc.	83,360	3,123
J.C. Penney Co., Inc.	11,826	413
Kohl’s Corp.*	14,965	806
Limited Brands, Inc.	13,310	426
Lowe’s Cos., Inc.	70,229	1,838
Macy’s, Inc.	21,209	507
McDonald’s Corp.	53,720	4,065
Nordstrom, Inc.	8,463	383
O’Reilly Automotive, Inc.*	7,017	390
RadioShack Corp.†	5,676	84
Ross Stores, Inc.	6,041	435
Sears Holdings Corp.†*	2,279	190
Staples, Inc.	37,162	792
Starbucks Corp.	37,755	1,245
Target Corp.	36,087	1,896
Tiffany & Co.	6,295	387
TJX Cos., Inc.	20,284	1,012
Urban Outfitters, Inc.*	6,358	244
Walgreen Co.	47,105	2,042
Wal-Mart Stores, Inc.	99,629	5,179
Yum! Brands, Inc.	23,869	1,201

		34,385

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.†	26,554	305
People’s United Financial, Inc.†	18,737	247

		552

Semiconductors - 2.5%
Advanced Micro Devices, Inc.*	28,617	264
Altera Corp.	16,231	679
Analog Devices, Inc.	15,420	615
Applied Materials, Inc.	68,516	1,126
Broadcom Corp., Class A	23,246	958
Intel Corp.	283,512	6,087
KLA-Tencor Corp.	8,361	408
Linear Technology Corp.†	11,376	393
LSI Corp.*	31,450	198
MEMC Electronic Materials, Inc.*	11,541	157
Microchip Technology, Inc.†	9,304	343
Micron Technology, Inc.*	43,254	481
National Semiconductor Corp.	12,071	187
Novellus Systems, Inc.*	4,529	181
NVIDIA Corp.*	30,038	681
Teradyne, Inc.*	9,482	177
Texas Instruments, Inc.	59,632	2,124
Xilinx, Inc.†	13,006	432

		15,491

Software - 3.7%
Adobe Systems, Inc.*	26,018	898
Autodesk, Inc.*	11,874	499
BMC Software, Inc.*	8,974	444
CA, Inc.	19,227	477
Cerner Corp.†*	3,606	362
Citrix Systems, Inc.*	9,713	682
Compuware Corp.*	10,901	123
Dun & Bradstreet Corp.	2,563	207
Electronic Arts, Inc.*	16,661	313
Fidelity National Information Services, Inc.	13,831	448
Fiserv, Inc.*	7,479	473
Intuit, Inc.*	14,065	740
Microsoft Corp.	382,963	10,179
Novell, Inc.*	17,661	104
Oracle Corp.	196,909	6,478
Red Hat, Inc.*	9,569	395
Salesforce.com, Inc.*	6,096	806

		23,628

Telecommunications - 5.2%
American Tower Corp., Class A*	20,419	1,102
AT&T, Inc.	300,532	8,529
CenturyLink, Inc.†	15,626	644
Cisco Systems, Inc.*	281,894	5,232

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Telecommunications - 5.2% continued
Corning, Inc.	79,587	$1,835
Frontier Communications Corp.†	50,260	427
Harris Corp.	6,485	303
JDS Uniphase Corp.*	11,368	280
Juniper Networks, Inc.*	26,622	1,171
MetroPCS Communications, Inc.*	13,235	191
Motorola Mobility Holdings, Inc.*	14,702	444
Motorola Solutions, Inc.*	17,316	669
QUALCOMM, Inc.	82,282	4,902
Qwest Communications International, Inc.	90,005	614
Sprint Nextel Corp.*	150,162	656
Tellabs, Inc.	19,466	105
Verizon Communications, Inc.	143,755	5,307
Windstream Corp.†	24,531	308

		32,719

Textiles - 0.0%
Cintas Corp.	6,162	173

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	6,816	306
Mattel, Inc.	18,029	452

		758

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.†	8,570	620
CSX Corp.	19,046	1,422
Expeditors International of Washington, Inc.	10,664	510
FedEx Corp.	16,011	1,441
Norfolk Southern Corp.	18,569	1,218
Ryder System, Inc.	2,687	129
Union Pacific Corp.	25,052	2,390
United Parcel Service, Inc., Class B	50,263	3,709

		11,439

Total Common Stocks (Cost $549,466)		615,674

INVESTMENT COMPANIES - 6.7%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	12,808,275	12,808
Northern Institutional Funds - Liquid Assets Portfolio(3) (5) (6)	29,065,071	29,065
Total Investment Companies (Cost $41,873)		41,873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.17%, 5/5/11(7)	$1,470	$1,470

Total Short-Term Investments (Cost $1,470)		1,470

Total Investments - 104.6% (Cost $592,809)		659,017

Liabilities less Other Assets - (4.6)%		(28,826)

NET ASSETS - 100.0%		$630,191

(1)	At November 30, 2010, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $618,000. The net change in unrealized appreciation during the three months ended February 28, 2011, was approximately $16,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,019,000 with net purchases of approximately $8,789,000 during the three months ended February 28, 2011.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,400,000 with net sales of approximately $3,335,000 during the three months ended February 28, 2011.
(6)	Investment relates to cash collateral received from Portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$618,516

Gross tax appreciation of investments	$93,525
Gross tax depreciation of investments	(53,024)

Net tax appreciation of investments	$40,501

At February 28, 2011, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini S&P 500	191	$12,664	Long	3/11	$962

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$615,674	(1)	$—	$—	$615,674
Investment Companies	41,873		—	—	41,873
Short-Term Investments	—		1,470	—	1,470

Total Investments	$657,547		$1,470	$—	$659,017

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$962		$—	$—	$962

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.0%
iPath Dow Jones-UBS Commodity Index Total Return ETN	7,073	$356
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	3,265	353
SPDR Gold Trust ETF	7,743	1,066
Northern Funds - Bond Index Fund(1) (2)	237,155	2,488
Northern Funds - Emerging Markets Equity Index Fund(1) (2)	86,190	1,066
Northern Funds - Global Real Estate Index Fund(1) (2)	62,425	533
Northern Funds - High Yield Fixed Income Fund(1) (2)	261,320	1,955
Northern Funds - Mid Cap Index Fund(1) (2)	34,815	444
Northern Institutional Funds - Equity Index Portfolio(1) (2)	337,312	4,443
Northern Institutional Funds - International Equity Index Portfolio(1) (2)	254,413	2,310
Northern Institutional Funds - Short Bond Portfolio(1) (2)	121,772	2,310
Northern Institutional Funds - Small Company Index Portfolio(1) (2)	24,219	444

Total Investment Companies (Cost $16,158)		17,768

Total Investments - 100.0% (Cost $16,158)		17,768

Liabilities less Other Assets - 0.0%		(3)

NET ASSETS - 100.0%		$17,765

(1)	Northern Trust Investments, Inc. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated Portfolio.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF- Northern Funds

NIF- Northern Institutional Funds

Percentages shown are based on Net Assets.

At February 28, 2011 the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	25.0%	NIF Equity Index
U.S. Equity - Mid	2.5	NF Mid Cap Index
U.S. Equity - Small	2.5	NIF Small Company Index
Non U.S. Equity - Developed	13.0	NIF International Equity Index
Non U.S. Equity - Emerging Markets	6.0	NF Emerging Markets Equity Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	11.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	14.0	NF Bond Index
U.S. Bonds - Inflation Protected	2.0	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF
U.S. Bonds - Short	13.0	NIF Short Bond
Commodities	2.0	iPath Dow Jones-UBS Commodity Index Total Return ETN
Commodities	6.0	SPDR Gold Trust ETF

Total	100.0%

Federal Tax Information:

At February 28, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$16,339

Gross tax appreciation of investments	$1,435
Gross tax depreciation of investments	(6)

Net tax appreciation of investments	$1,429

At February 28, 2011, the industry sectors for the Global Tactical Asset Allocation Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Financials	24.1%
Information Technology	13.3
Industrials	10.6
Energy	10.2
Consumer Discretionary	9.9
Consumer Staples	9.0
Health Care	8.4
Materials	7.0
Telecommunication Services	3.9
Utilities	3.6

Total	100.0%

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments, which are carried at fair value, as of February 28, 2011:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Global Tactical Asset Allocation Portfolio	$17,768	(1)	$—	$—	$17,768

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.2%
Auto Receivables - 0.2%
Chrysler Financial Auto Securitization, Series 2010-A, Class A1, 0.57%, 10/11/11(1)	$17,321	$17,321

Total Asset-Backed Securities (Cost $17,321)		17,321

CERTIFICATES OF DEPOSIT - 35.9%
Non-U.S. Depository Institutions - 35.4%
Australia & New Zealand Bank, 0.31%, 5/12/11	65,000	65,000
0.33%, 8/9/11	9,745	9,745
0.33%, 8/10/11	11,695	11,695
Bank of Montreal, Chicago Branch, 0.25%, 3/8/11	50,000	50,000
0.22%, 3/14/11	48,360	48,360
0.34%, 3/25/11, FRCD	13,000	13,000
Bank of Nova Scotia, Houston, 0.22%, 3/1/11, FRCD	65,000	65,000
0.24%, 3/1/11, FRCD	45,000	44,999
0.31%, 3/1/11, FRCD	15,000	15,000
0.33%, 3/1/11, FRCD	65,000	65,000
0.35%, 6/1/11	30,000	30,000
Barclays Bank PLC, New York Branch, 0.35%, 3/7/11, FRCD	80,000	80,000
0.35%, 7/18/11	35,000	35,000
0.54%, 8/1/11	50,000	50,000
BNP Paribas S.A., Chicago Branch, 0.51%, 3/2/11, FRCD	5,000	5,000
BNP Paribas S.A., London Branch, 0.33%, 5/3/11	60,000	60,000
0.41%, 5/16/11	35,000	35,000
BNP Paribas S.A., New York Branch, 0.45%, 3/31/11, FRCD	80,000	80,000
Commonwealth Bank of Australia, London Branch, 0.28%, 4/26/11	40,000	40,000
Credit Agricole CIB, New York, 0.33%, 5/2/11	75,000	75,000
Credit Agricole S.A., London Branch, 0.34%, 5/3/11	40,000	40,000
0.35%, 5/3/11	20,000	20,000
0.42%, 5/3/11	36,470	36,473
0.45%, 5/20/11	10,000	10,000
Credit Industriel Et Commercial, 0.40%, 5/19/11	55,000	55,000
Credit Industriel Et Commercial, New York, 0.40%, 5/17/11	18,910	18,910
Credit Suisse Group A.G., New York, 0.29%, 3/29/11	50,000	50,000
Deutsche Bank, New York Branch, 0.29%, 3/9/11	50,000	50,000
0.29%, 3/29/11	15,000	15,000
0.30%, 5/2/11	100,000	100,000
DNB Norway Bank A.S.A., New York Branch, 0.27%, 5/17/11	50,000	50,000
HSBC Bank PLC, London, 0.33%, 5/19/11	60,000	60,000
0.35%, 8/15/11	50,000	50,000
Lloyds Bank PLC, 0.55%, 5/2/11, FRCD	90,000	90,000
Lloyds Bank PLC, London, 0.28%, 4/26/11	85,000	85,001
Mitsubishi UFJ Financial Group, Inc., 0.31%, 4/4/11	60,000	60,000
National Australia Bank, London Branch, 0.43%, 6/6/11	54,640	54,641
0.40%, 6/30/11	40,000	40,001
0.35%, 7/20/11	45,000	45,000
National Australia Bank, New York, 0.29%, 3/6/11, FRCD	75,000	75,000
0.29%, 3/23/11, FRCD	40,000	40,000
Nordea Bank Finland, New York, 0.28%, 3/29/11	15,000	15,000
0.28%, 3/31/11	90,000	90,000
0.37%, 8/1/11	50,000	50,000
Rabobank Nederland N.V., New York Branch, 0.28%, 3/21/11, FRCD	57,000	57,000
0.33%, 3/31/11	80,000	80,000
0.34%, 4/1/11	70,000	70,000
0.36%, 7/20/11	75,000	75,000
0.37%, 8/11/11	20,000	20,000
Royal Bank of Canada, New York Branch, 0.35%, 3/1/11, FRCD	50,000	50,000
Royal Bank of Scotland, Stamford CT Branch, 0.45%, 4/25/11, FRCD	70,000	70,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 35.9% continued
Non-U.S. Depository Institutions - 35.4% continued
0.51%, 8/15/11	$18,000	$18,000
0.51%, 8/16/11	45,000	45,000
Societe Generale, London Branch, 0.37%, 3/1/11	20,000	20,000
0.38%, 4/13/11	50,000	50,000
0.40%, 5/3/11	47,000	47,000
0.38%, 5/25/11	25,000	25,000
Societe Generale, New York Branch, 0.36%, 5/9/11, FRCD	27,000	27,000
Svenska Handelsbanken, New York, 0.27%, 3/7/11	40,000	40,000
0.28%, 3/14/11	40,000	40,000
0.29%, 4/13/11	50,000	50,000
0.28%, 5/10/11	10,000	10,000
Toronto Dominion Bank, 0.33%, 3/28/11, FRCD	25,000	25,000
Toronto Dominion Bank, New York, 0.26%, 3/10/11, FRCD	30,000	30,000
0.34%, 3/14/11, FRCD	13,000	13,000
UBS A.G., Stamford, 0.29%, 5/27/11	105,000	105,000
Westpac Banking Corp., New York, 0.25%, 3/1/11, FRCD	135,000	135,000
0.27%, 3/1/11, FRCD	40,000	40,000
0.36%, 3/1/11, FRCD	80,000	80,000

		3,299,825

U.S. Depository Institutions - 0.5%
Bank of America N.A., 0.31%, 3/21/11	10,000	10,000
Bank of America N.A., New York Branch, 0.32%, 4/25/11	31,955	31,955

		41,955

Total Certificates of Deposit (Cost $3,341,780)		3,341,780

COMMERCIAL PAPER - 17.6%
Foreign Agency and Regional Governments - 2.9%
Caisse Damortissement De La Dette, 0.45%, 5/2/11	28,215	28,193
KFW, 0.33%, 7/19/11	35,935	35,889
Societe De Prise Participation DeL’Etat, 0.32%, 3/24/11	40,000	39,992
0.32%, 3/29/11	125,000	124,969
0.30%, 4/7/11	40,000	39,987

		269,030

Multi-Seller Conduits - 14.0%
Alpine Securitization, 0.25%, 3/7/11	57,495	57,493
0.25%, 3/18/11	100,000	99,988
Amsterdam Funding Corp., 0.29%, 5/23/11	48,210	48,178
Chariot Funding LLC, 0.25%, 4/12/11	37,815	37,804
Charta Corp., 0.25%, 3/1/11	13,680	13,680
0.25%, 3/7/11	21,720	21,719
0.27%, 3/23/11	9,305	9,303
0.29%, 4/19/11	12,660	12,655
CRC Funding LLC, 0.29%, 4/6/11	27,260	27,252
0.29%, 4/19/11	13,955	13,949
0.29%, 4/26/11	9,040	9,036
Fairway Finance Corp. LLC, 0.27%, 5/9/11	25,000	24,987
Gemini Securitization, 0.30%, 5/23/11	25,044	25,027
0.30%, 5/24/11	75,000	74,947
Gotham Funding Corp., 0.28%, 3/7/11	15,885	15,884
0.27%, 3/10/11	21,000	20,999
0.25%, 3/15/11	10,380	10,379
0.28%, 3/16/11	15,815	15,813
Govco LLC, 0.29%, 3/14/11	22,125	22,123
0.30%, 4/7/11	8,990	8,987
0.29%, 4/18/11	27,550	27,539
0.29%, 4/25/11	9,040	9,036
0.30%, 5/3/11	17,545	17,536
0.30%, 5/4/11	47,000	46,975
0.29%, 5/11/11	19,235	19,224
Jupiter Securitization Company LLC, 0.25%, 4/12/11	46,260	46,246
Kells Funding LLC, 0.30%, 3/17/11	50,000	49,993

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 17.6% continued
Multi-Seller Conduits - 14.0% continued
0.30%, 3/18/11	$10,220	$10,219
0.32%, 4/19/11	90,000	89,961
0.32%, 4/20/11	20,000	19,991
LMA Americas LLC, 0.28%, 3/11/11	15,000	14,999
0.25%, 3/21/11	20,000	19,997
0.25%, 3/22/11	16,000	15,997
Regency Markets, Inc., 0.25%, 3/15/11	53,450	53,445
0.26%, 3/21/11	15,000	14,998
Salisbury Receivables Company LLC, 0.28%, 4/12/11	40,000	39,987
0.30%, 4/20/11	14,000	13,994
Sheffield Receivables Corp., 0.29%, 5/12/11	15,955	15,946
0.28%, 5/19/11	40,000	39,975
0.30%, 5/20/11	25,000	24,983
Surrey Funding Corp., 0.26%, 3/23/11	13,555	13,553
Tasman Funding, Inc., 0.35%, 4/7/11	12,285	12,281
0.34%, 5/6/11	10,160	10,154
Victory Receivables Corp., 0.27%, 3/10/11	5,190	5,190
0.25%, 3/11/11	19,095	19,094
0.27%, 3/14/11	19,575	19,573
0.26%, 3/29/11	21,675	21,671
0.28%, 4/11/11	27,095	27,086
Windmill Funding Corp., 0.29%, 6/1/11	10,125	10,117

		1,299,963

Non-U.S. Depository Institutions - 0.7%
Australia & New Zealand Bank, 0.36%, 5/31/11	10,000	9,991
Commonwealth Bank of Australia, London Branch, 0.26%, 3/7/11	40,000	40,000
Royal Bank of Scotland, Stamford CT Branch, 0.52%, 8/1/11	20,000	19,956

		69,947

Total Commercial Paper (Cost $1,638,940)		1,638,940

CORPORATE NOTES/BONDS - 4.8%
Foreign Agency and Regional Governments - 1.1%
Eksportfinans, 0.32%, 3/2/11, FRN	40,000	40,000
0.33%, 3/28/11, FRN	17,800	17,800
5.13%, 10/26/11	6,055	6,236
KFW, 1.88%, 3/15/11	23,640	23,653
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(1) (2)	16,800	16,800

		104,489

General Merchandise Stores - 0.9%
Wal-Mart Stores, 5.48%, 6/1/11	85,000	86,020

Non-U.S. Depository Institutions - 0.5%
Australia & New Zealand Bank, 5.13%, 11/14/11	9,980	10,300
Westpac Banking Corp., 0.30%, 3/2/11, FRN(1)	35,000	35,000

		45,300

Supranational - 2.3%
International Bank for Reconstruction & Development, 0.31%, 3/13/11, FRN	80,000	80,000
0.73%, 6/10/11	80,000	80,000
International Finance Corp., 0.27%, 3/15/11, FRN	50,000	50,000

		210,000

Total Corporate Notes/Bonds (Cost $445,809)		445,809

EURODOLLAR TIME DEPOSITS - 16.0%
Non-U.S. Depository Institutions - 13.0%
Credit Agricole S.A., London Branch, 0.22%, 3/1/11	180,875	180,875
0.22%, 3/2/11	93,560	93,560
0.22%, 3/3/11	133,330	133,330
Danske Bank, Copenhagen, 0.22%, 3/1/11	95,195	95,195
0.22%, 3/2/11	93,560	93,560
0.23%, 3/3/11	95,235	95,235
Den Norske Bank PLC, Oslo Branch, 0.20%, 3/1/11	114,235	114,235
0.19%, 3/2/11	93,560	93,560

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 16.0% continued
Non-U.S. Depository Institutions - 13.0% continued
HSBC Bank PLC, London, 0.22%, 3/1/11	$150,000	$150,000
HSBC Bank PLC, Paris, 0.20%, 3/1/11	125,000	125,000
Ing Bank N.V., Grand Cayman, 0.24%, 3/16/11	40,000	40,000

		1,214,550

U.S. Depository Institutions - 3.0%
Bank of America N.A., Toronto, 0.20%, 3/1/11	105,000	105,000
Citibank, Bahamas, 0.19%, 3/1/11	175,000	175,000

		280,000

Total Eurodollar Time Deposits (Cost $1,494,550)		1,494,550

U.S. GOVERNMENT AGENCIES - 13.8%(3)
Federal Farm Credit Bank - 1.5%
FFCB FRN, 0.19%, 3/1/11	35,000	34,999
0.25%, 3/1/11	30,000	29,987
0.29%, 3/20/11	32,000	31,990
0.18%, 3/28/11	40,000	40,000

		136,976

Federal Home Loan Bank - 8.8%
FHLB Bonds, 0.50%, 5/5/11	50,000	50,000
4.88%, 11/18/11	35,670	36,839
0.40%, 12/9/11	55,000	54,989
0.45%, 12/14/11	13,775	13,775
0.50%, 12/28/11	40,000	40,000
0.50%, 12/29/11	21,270	21,270
0.45%, 3/2/12	25,000	25,000
0.45%, 3/6/12	34,520	34,519
0.50%, 3/6/12	18,360	18,360
0.46%, 3/14/12	9,545	9,545
FHLB Discount Note, 0.51%, 5/17/11	35,000	34,962
FHLB FRN, 0.25%, 3/1/11	240,000	239,994
0.30%, 3/1/11	60,000	60,000
0.24%, 3/9/11	50,000	49,989
0.17%, 3/28/11	60,000	59,991
0.27%, 5/7/11	65,000	64,982

		814,215

Federal Home Loan Mortgage Corporation - 2.3%
FHLMC Discount Note, 0.29%, 4/26/11	40,000	39,982
FHLMC FRN, 0.32%, 3/1/11	30,000	29,977
0.22%, 3/19/11	50,000	49,983
0.23%, 3/26/11	35,000	34,988
0.22%, 5/4/11	60,000	59,999

		214,929

Federal National Mortgage Association - 1.2%
FNMA Discount Notes, 0.51%, 3/28/11	45,000	44,983
0.51%, 3/29/11	30,000	29,988
FNMA FRN, 0.28%, 3/23/11	40,930	40,918

		115,889

Total U.S. Government Agencies (Cost $1,282,009)		1,282,009

U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Notes - 3.9%
0.88%, 3/31/11	30,000	30,010
0.88%, 5/31/11	19,000	19,022
4.88%, 5/31/11	68,000	68,752
1.00%, 8/31/11	20,000	20,066
1.00%, 10/31/11	25,000	25,118
4.63%, 10/31/11	30,000	30,873
1.13%, 12/15/11	20,000	20,132
0.88%, 1/31/12	55,000	55,280
0.88%, 2/29/12	22,000	22,113
4.63%, 2/29/12	70,000	72,989

		364,355

Total U.S. Government Obligations (Cost $364,355)		364,355

Investments, at Amortized Cost ($8,584,764)		8,584,764

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 13.8%
Joint Repurchase Agreements - 2.2%(4)
Bank of America Securities LLC, dated 2/28/11, repurchase price $44,502 0.16%, 3/1/11	$44,501	$44,501
Morgan Stanley & Co., Inc., dated 2/28/11, repurchase price $44,502 0.15%, 3/1/11	44,502	44,502
Societe Generale, New York Branch, dated 2/28/11, repurchase price $44,502 0.17%, 3/1/11	44,502	44,502
UBS Securities LLC, dated 2/28/11, repurchase price $66,753 0.17%, 3/1/11	66,752	66,752

		200,257

Repurchase Agreements - 11.6%(5)
Bank of America Securities LLC, dated 2/28/11, repurchase price $85,000 0.20%, 3/1/11	85,000	85,000
Citigroup Global Markets, Inc., dated 2/28/11, repurchase price $29,175 0.21%, 3/1/11	29,175	29,175
Deutsche Bank Securities, Inc., dated 2/28/11, repurchase price $440,002 0.20%, 3/1/11	440,000	440,000
Societe Generale, New York Branch, dated 2/28/11, repurchase price $525,003 0.20%, 3/1/11	525,000	525,000

		1,079,175

Total Repurchase Agreements (Cost $1,279,432)		1,279,432

Total Investments - 106.0% (Cost $9,864,196)(6)		9,864,196

Liabilities less Other Assets - (6.0)%		(554,666)

NET ASSETS - 100.0%		$9,309,530

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security has been deemed illiquid. At February 28, 2011, the value of this restricted illiquid security amounted to approximately $16,800,000 or 0.2% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Network Rail Infrastructure Finance PLC,
0.54%, 3/16/12	2/16/11	$16,800

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$106,615	2.38% - 7.50%	8/15/23 - 1/15/27
U.S. Treasury Notes	$96,919	1.13% - 3.38%	4/15/11 - 7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$640,549	2.06% - 6.00%	12/1/19 - 9/1/47
FHLMC	$149,943	2.52% - 5.46%	1/1/19 - 4/1/38
GNMA	$321,058	4.00% - 7.00%	10/15/38 - 3/20/40

(6)	The cost for federal income tax purposes was $9,864,196.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$9,864,196	(1) (2)	$—	$9,864,196

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Diversified Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.7%(1)
Federal Farm Credit Bank - 8.1%
FFCB Bonds, 6.00%, 3/7/11	$14,865	$14,879
4.80%, 4/25/11	5,000	5,035
3.88%, 8/25/11	25,875	26,328
0.47%, 11/30/11	18,585	18,616
FFCB Discount Notes, 0.20%, 3/1/11	20,000	20,000
0.21%, 4/15/11	20,000	19,995
0.18%, 4/19/11	20,000	19,995
0.30%, 4/25/11	5,000	4,998
0.28%, 5/17/11	45,000	44,973
0.28%, 5/20/11	3,450	3,448
0.30%, 6/10/11	40,000	39,966
0.24%, 7/19/11	15,000	14,986
0.24%, 7/26/11	15,000	14,985
0.22%, 8/1/11	16,000	15,985
0.27%, 8/5/11	35,000	34,959
0.19%, 8/10/11	25,000	24,976
0.28%, 8/10/11	10,000	9,990
0.25%, 8/31/11	25,000	24,968
0.25%, 11/10/11	50,000	49,912
0.24%, 11/21/11	18,200	18,168
0.28%, 12/2/11	20,000	19,957
FFCB FRN, 0.23%, 3/1/11	15,000	15,000

		462,119

Federal Home Loan Bank - 19.8%
FHLB Bonds, 2.63%, 3/11/11	45,000	45,029
2.88%, 3/11/11	14,880	14,890
1.63%, 3/16/11	23,000	23,014
0.38%, 3/18/11	10,000	10,000
0.75%, 3/18/11	3,260	3,261
0.70%, 4/18/11	10,000	10,006
0.33%, 4/25/11	3,500	3,500
0.80%, 5/6/11	15,000	15,018
0.19%, 5/12/11	20,000	19,999
0.50%, 5/19/11	5,025	5,028
0.54%, 5/24/11	5,000	5,002
0.54%, 5/27/11	4,650	4,653
0.55%, 6/1/11	3,280	3,282
0.58%, 6/3/11	20,000	19,999
0.56%, 6/7/11	6,000	6,002
0.55%, 6/10/11	15,000	15,012
0.58%, 6/10/11	4,760	4,764
3.13%, 6/10/11	44,570	44,922
5.25%, 6/10/11	15,355	15,566
5.38%, 6/10/11	10,000	10,142
3.38%, 6/24/11	20,770	20,975
0.25%, 6/29/11	10,870	10,870
0.75%, 7/8/11	5,450	5,459
0.76%, 7/19/11	20,195	20,232
1.63%, 7/27/11	87,595	88,078
0.20%, 8/1/11	29,445	29,449
5.75%, 8/15/11	8,135	8,340
3.75%, 9/9/11	7,030	7,157
3.63%, 9/16/11	13,125	13,363
5.00%, 10/13/11	14,250	14,666
0.28%, 10/25/11	40,000	40,007
0.26%, 11/17/11	9,950	9,951
4.88%, 11/18/11	6,675	6,892
0.30%, 11/29/11	10,750	10,754
0.32%, 11/30/11	16,980	16,987
0.30%, 12/1/11	20,000	19,993
0.32%, 12/9/11	14,400	14,408
0.80%, 12/23/11	20,000	20,086
1.00%, 12/28/11	3,740	3,760
FHLB Discount Notes, 0.07%, 3/1/11	110,275	110,275
0.17%, 4/27/11	73,824	73,805
0.13%, 5/20/11	23,000	22,994
FHLB FRN, 0.20%, 3/1/11	11,000	11,000
0.21%, 3/1/11	65,000	65,000
0.16%, 3/11/11	25,000	24,997
0.17%, 3/12/11	50,000	49,989
0.19%, 3/15/11	20,000	19,996
0.17%, 3/20/11	50,000	49,991
0.17%, 5/1/11	25,000	24,997
FHLB Notes, 5.38%, 8/19/11	34,130	34,945

		1,128,505

Federal Home Loan Mortgage Corporation - 4.8%
FHLMC Bonds, 5.63%, 3/15/11	26,726	26,780
3.25%, 4/14/11	3,500	3,513

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.7%(1) continued
Federal Home Loan Mortgage Corporation - 4.8% continued
FHLMC Discount Notes, 0.20%, 6/21/11	$6,600	$6,596
FHLMC FRN, 0.14%, 3/1/11	25,000	24,987
0.29%, 3/1/11	20,000	20,010
0.37%, 3/9/11	36,090	36,092
0.22%, 3/19/11	16,700	16,701
0.23%, 3/26/11	20,000	20,000
0.22%, 5/4/11	17,156	17,156
0.24%, 5/5/11	7,997	7,999
FHLMC Notes, 1.63%, 4/26/11	4,517	4,527
6.00%, 6/15/11	10,000	10,167
3.88%, 6/29/11	7,649	7,741
1.25%, 8/15/11	14,495	14,560
5.50%, 9/15/11	23,154	23,807
1.13%, 12/15/11	30,000	30,185

		270,821

Federal National Mortgage Association - 6.0%
FNMA Bonds, 5.13%, 4/15/11	20,634	20,758
FNMA Discount Notes, 0.18%, 5/2/11	29,000	28,990
0.33%, 7/1/11	20,000	19,977
0.45%, 8/1/11	16,020	15,989
FNMA Notes, 5.50%, 3/15/11	7,425	7,442
1.75%, 3/23/11	35,136	35,167
1.38%, 4/28/11	4,615	4,622
6.00%, 5/15/11	10,315	10,437
3.38%, 5/19/11	2,985	3,005
4.68%, 6/15/11	35,000	35,452
3.63%, 8/15/11	17,470	17,737
5.00%, 10/15/11	32,425	33,388
5.38%, 11/15/11	44,934	46,533
1.00%, 11/23/11	59,905	60,216

		339,713

Total U.S. Government Agencies (Cost $2,201,158)		2,201,158

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Bills - 5.0%
0.15%, 3/10/11	50,000	49,998
0.15%, 3/17/11	40,000	39,997
0.16%, 3/24/11	100,000	99,990
0.15%, 4/14/11	35,000	34,994
0.18%, 7/14/11	50,000	49,967
0.26%, 1/12/12	10,000	9,978

		284,924

U.S. Treasury Notes - 1.0%
4.75%, 1/31/12	50,000	52,053

Total U.S. Government Obligations (Cost $336,977)		336,977

Investments, at Amortized Cost ($2,538,135)		2,538,135

REPURCHASE AGREEMENTS - 56.1%
Joint Repurchase Agreements - 3.2%(2)
Bank of America Securities LLC, dated 2/28/11, repurchase price $40,122 0.16%, 3/1/11	40,122	40,122
Morgan Stanley & Co., Inc., dated 2/28/11, repurchase price $40,122 0.15%, 3/1/11	40,121	40,121
Societe Generale, New York Branch, dated 2/28/11, repurchase price $40,122 0.17%, 3/1/11	40,122	40,122
UBS Securities LLC, dated 2/28/11, repurchase price $60,183 0.17%, 3/1/11	60,182	60,182

		180,547

Repurchase Agreements - 52.9%(3)
BNP Paribas Securities Corp., dated 2/28/11, repurchase price $350,002 0.18%, 3/1/11	350,000	350,000
BNP Paribas Securities Corp., dated 2/28/11, repurchase price $400,002 0.20%, 3/1/11	400,000	400,000
Citigroup Global Markets, Inc., dated 2/28/11, repurchase price $311,228 0.21%, 3/1/11	311,226	311,226
Deutsche Bank Securities, Inc., dated 2/28/11, repurchase price $350,002 0.19%, 3/1/11	350,000	350,000
Deutsche Bank Securities, Inc., dated 2/28/11, repurchase price $665,004 0.20%, 3/1/11	665,000	665,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 56.1% continued
Repurchase Agreements - 52.9%(3) continued
Goldman Sachs & Co., dated 2/28/11, repurchase price $120,001 0.20%, 3/1/11	$120,000	120,000
HSBC Securities (USA), Inc., dated 2/28/11, repurchase price $250,001 0.19%, 3/1/11	250,000	250,000
JPMorgan Securities, Inc., dated 2/28/11, repurchase price $45,000 0.20%, 3/1/11	45,000	45,000
Societe Generale, New York Branch, dated 2/28/11, repurchase price $520,003 0.20%, 3/1/11	520,000	520,000

		3,011,226

Total Repurchase Agreements (Cost $3,191,773)		3,191,773

Total Investments - 100.8% (Cost $5,729,908)(4)		5,729,908

Liabilities less Other Assets - (0.8)%		(44,623)

NET ASSETS - 100.0%		$5,685,285

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$96,121	2.38% - 7.50%	8/15/23 - 1/15/27
U.S. Treasury Notes	$87,380	1.13% - 3.38%	4/15/11 - 7/15/20

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$1,052,035	0.75% - 6.00%	5/15/11 - 4/1/48
FHLB	$153,649	0.88% - 5.38%	11/22/13 - 7/21/25
FHLMC	$1,310,044	0.33% - 6.25%	1/10/13 - 11/1/40
GNMA	$221,840	3.34% - 6.88%	6/15/12 - 4/15/53
U.S. Treasury Notes	$357,000	0.50% - 1.88%	4/15/13 - 10/15/13

(4)	The cost for federal income tax purposes was $5,729,908.

Percentages shown are based on net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio	$—	$5,729,908	(1)	$—	$5,729,908

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.4%(1)
Federal Farm Credit Bank - 23.4%
FFCB Bonds, 3.00%, 3/3/11	$10,000	$10,002
2.63%, 4/21/11	50,630	50,809
3.15%, 5/19/11	5,000	5,033
0.50%, 6/1/11	6,000	6,004
5.38%, 7/18/11	10,000	10,192
3.88%, 8/25/11	7,460	7,591
3.13%, 9/23/11	16,235	16,496
1.13%, 10/3/11	11,735	11,793
3.50%, 10/3/11	1,900	1,936
FFCB Discount Notes, 0.13%, 3/1/11	25,000	25,000
0.14%, 3/1/11	50,000	50,000
0.18%, 3/1/11	24,000	24,000
0.09%, 3/2/11	100,000	100,000
0.30%, 3/3/11	10,000	10,000
0.25%, 3/4/11	40,000	39,999
0.08%, 3/7/11	100,000	99,999
0.13%, 3/8/11	50,000	49,999
0.14%, 3/8/11	50,000	49,999
0.13%, 3/9/11	45,000	44,999
0.23%, 3/14/11	20,000	19,998
0.23%, 3/15/11	20,000	19,998
0.14%, 3/16/11	110,000	109,992
0.22%, 3/16/11	20,000	19,998
0.25%, 3/16/11	40,000	39,997
0.09%, 3/18/11	125,000	124,995
0.30%, 3/21/11	75,000	74,988
0.10%, 3/28/11	50,000	49,996
0.25%, 3/30/11	40,000	39,992
0.26%, 3/30/11	40,000	39,992
0.20%, 3/31/11	60,000	59,990
0.21%, 4/1/11	20,000	19,996
0.21%, 4/5/11	25,000	24,995
0.32%, 4/6/11	50,000	49,984
0.19%, 4/13/11	25,000	24,994
0.20%, 4/13/11	50,000	49,988
0.19%, 4/14/11	25,000	24,994
0.20%, 4/15/11	15,000	14,996
0.28%, 4/18/11	40,000	39,985
0.18%, 4/19/11	20,000	19,995
0.22%, 5/2/11	35,000	34,987
0.30%, 5/4/11	40,000	39,979
0.19%, 5/5/11	20,000	19,993
0.17%, 5/6/11	10,000	9,997
0.28%, 5/16/11	50,000	49,970
0.28%, 5/20/11	20,000	19,987
0.19%, 5/23/11	14,000	13,994
0.17%, 5/27/11	10,000	9,996
0.18%, 5/27/11	50,000	49,978
0.22%, 5/31/11	20,000	19,988
0.24%, 5/31/11	35,000	34,979
0.20%, 6/3/11	20,000	19,990
0.30%, 6/10/11	45,000	44,962
0.21%, 6/16/11	10,000	9,994
0.18%, 6/22/11	50,000	49,972
0.22%, 6/24/11	20,000	19,986
0.20%, 6/27/11	20,000	19,986
0.21%, 6/27/11	40,000	39,973
0.20%, 6/28/11	20,000	19,987
0.20%, 6/29/11	20,000	19,987
0.21%, 7/8/11	15,000	14,989
0.42%, 7/14/11	10,000	9,985
0.23%, 7/27/11	20,000	19,981
0.22%, 8/1/11	16,000	15,985
0.23%, 8/10/11	60,000	59,935
0.28%, 8/10/11	20,000	19,978
0.25%, 8/31/11	35,000	34,955
0.27%, 9/23/11	35,000	34,946
0.28%, 10/5/11	10,000	9,983
0.28%, 10/27/11	25,000	24,953
0.24%, 11/2/11	35,000	34,943
0.23%, 11/4/11	35,000	34,945
0.35%, 12/23/11	35,000	34,900
0.32%, 12/28/11	10,000	9,973
0.34%, 12/28/11	10,000	9,973
0.32%, 12/29/11	65,000	64,825
0.31%, 2/3/12	20,000	19,942
FFCB FRN, 0.19%, 3/1/11	65,000	65,000
0.20%, 3/1/11	79,000	79,000
0.21%, 3/1/11	35,000	35,000
0.25%, 3/1/11	100,000	99,995
0.33%, 3/1/11	17,300	17,302
0.70%, 3/1/11	75,000	75,000
0.40%, 3/5/11	5,455	5,457
0.20%, 3/14/11	50,000	49,999
0.18%, 3/15/11	15,000	14,996

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.4%(1) continued
Federal Farm Credit Bank - 23.4% continued
0.22%, 3/21/11	$10,000	$10,000
0.75%, 3/24/11	6,000	6,002

		2,945,341

Federal Home Loan Bank - 58.8%
FHLB Bonds, 2.63%, 3/11/11	6,660	6,664
2.88%, 3/11/11	15,025	15,036
3.25%, 3/11/11	5,230	5,234
5.00%, 3/11/11	38,775	38,827
1.63%, 3/16/11	18,180	18,191
0.75%, 3/18/11	31,000	31,007
0.75%, 3/25/11	22,125	22,133
0.35%, 4/1/11	10,000	10,000
0.35%, 4/5/11	9,100	9,102
0.70%, 4/18/11	41,830	41,859
0.35%, 4/25/11	25,500	25,501
0.20%, 4/29/11	40,000	40,000
0.85%, 5/4/11	34,000	34,041
0.80%, 5/6/11	153,630	153,808
5.00%, 5/13/11	3,300	3,332
0.56%, 5/27/11	16,100	16,115
0.55%, 6/1/11	25,000	25,018
0.58%, 6/3/11	75,000	74,998
3.13%, 6/10/11	17,500	17,638
5.25%, 6/10/11	11,570	11,728
3.38%, 6/24/11	65,350	66,008
0.50%, 6/27/11	64,425	64,482
5.60%, 6/28/11	28,000	28,497
0.50%, 6/30/11	11,000	11,010
3.63%, 7/1/11	29,700	30,020
0.75%, 7/8/11	45,000	45,088
0.76%, 7/19/11	48,900	48,994
0.20%, 7/25/11	20,000	19,998
1.63%, 7/27/11	55,410	55,721
0.20%, 8/1/11	10,000	10,001
5.75%, 8/15/11	4,460	4,572
3.75%, 9/9/11	46,110	46,970
5.00%, 9/9/11	14,050	14,406
3.63%, 9/16/11	45,000	45,822
0.26%, 9/30/11	25,000	25,002
0.33%, 9/30/11	30,000	30,014
0.33%, 10/7/11	30,000	30,003
5.00%, 10/13/11	15,000	15,440
0.28%, 10/25/11	65,000	65,011
0.30%, 10/27/11	25,000	25,006
0.24%, 10/28/11	74,705	74,676
5.63%, 11/15/11	7,210	7,479
0.79%, 11/25/11	10,000	10,032
0.30%, 11/29/11	28,585	28,575
0.32%, 11/30/11	20,000	20,009
0.25%, 12/2/11	9,290	9,288
0.80%, 12/23/11	10,000	10,042
0.37%, 1/4/12	3,805	3,808
0.67%, 1/13/12	3,500	3,512
0.25%, 2/28/12	4,060	4,058
FHLB Discount Notes, 0.05%, 3/1/11	200,000	200,000
0.06%, 3/1/11	100,000	100,000
0.07%, 3/1/11	2,622,571	2,622,571
0.06%, 3/2/11	100,000	100,000
0.08%, 3/2/11	100,000	100,000
0.04%, 3/3/11	100,000	100,000
0.09%, 3/3/11	150,000	149,999
0.08%, 3/4/11	100,000	99,999
0.10%, 3/4/11	18,551	18,551
0.15%, 3/4/11	13,100	13,100
0.15%, 3/7/11	100,000	99,998
0.11%, 3/8/11	217,000	216,995
0.15%, 3/9/11	25,000	24,999
0.16%, 3/10/11	100,000	99,996
0.10%, 3/11/11	20,500	20,499
0.11%, 3/11/11	25,950	25,949
0.17%, 3/11/11	11,400	11,400
0.11%, 3/16/11	30,500	30,499
0.12%, 3/16/11	10,500	10,500
0.10%, 3/18/11	30,332	30,330
0.11%, 3/18/11	46,086	46,084
0.22%, 3/18/11	4,000	4,000
0.11%, 3/23/11	8,095	8,094
0.16%, 3/23/11	64,200	64,194
0.17%, 3/23/11	118,971	118,959
0.20%, 3/23/11	3,250	3,250
0.16%, 3/25/11	38,712	38,708
0.17%, 3/25/11	10,980	10,979
0.16%, 3/30/11	8,597	8,596
0.16%, 4/6/11	38,000	37,994
0.17%, 4/8/11	16,900	16,897

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.4%(1) continued
Federal Home Loan Bank - 58.8% continued
0.17%, 4/13/11	$29,600	$29,594
0.11%, 4/15/11	20,793	20,790
0.13%, 4/20/11	7,999	7,998
0.17%, 4/25/11	54,625	54,611
0.17%, 4/27/11	70,484	70,464
0.28%, 4/27/11	5,000	4,999
0.16%, 5/4/11	63,775	63,756
0.17%, 5/4/11	70,000	69,980
0.16%, 5/11/11	13,500	13,496
0.19%, 5/24/11	20,000	19,991
0.16%, 5/27/11	10,000	9,995
0.25%, 5/27/11	10,000	9,995
0.24%, 6/6/11	8,700	8,694
0.14%, 6/8/11	46,740	46,722
0.25%, 7/15/11	10,000	9,990
0.19%, 7/29/11	16,100	16,088
0.18%, 8/5/11	80,000	79,939
0.33%, 12/5/11	32,000	31,918
FHLB FRN, 0.15%, 3/1/11	100,000	99,994
0.20%, 3/1/11	16,900	16,899
0.21%, 3/1/11	175,000	175,000
0.28%, 3/1/11	10,000	10,002
0.33%, 3/1/11	15,000	15,004
0.16%, 3/11/11	195,000	194,980
0.17%, 3/12/11	108,000	107,975
0.19%, 3/15/11	5,000	4,999
0.22%, 3/15/11	50,000	49,993
0.17%, 3/20/11	8,000	7,999
0.18%, 3/26/11	50,000	49,986
0.17%, 5/1/11	125,000	124,983
FHLB Notes, 1.38%, 5/16/11	19,500	19,549
5.38%, 8/19/11	68,305	69,948

		7,403,247

Tennessee Valley Authority - 1.2%
Tennessee Valley Authority Discount Note, 0.06%, 3/3/11	150,000	150,000

Total U.S. Government Agencies (Cost $10,498,588)		10,498,588

U.S. GOVERNMENT OBLIGATIONS - 18.1%
U.S. Treasury Bills - 14.2%
0.05%, 3/3/11	100,000	100,000
0.06%, 3/3/11	100,000	99,999
0.07%, 3/3/11	100,000	99,999
0.12%, 3/3/11	75,000	74,999
0.14%, 3/3/11	75,000	74,999
0.15%, 3/3/11	75,000	74,999
0.17%, 3/3/11	175,000	174,999
0.13%, 3/10/11	225,000	224,992
0.15%, 3/10/11	150,000	149,995
0.11%, 3/24/11	200,000	199,984
0.12%, 3/24/11	200,000	199,984
0.15%, 3/24/11	35,000	34,997
0.16%, 3/24/11	100,000	99,992
0.18%, 3/31/11	100,000	99,985
0.14%, 4/14/11	75,000	74,986

		1,784,909

U.S. Treasury Notes - 3.9%
0.88%, 3/31/11	65,000	65,036
0.88%, 4/30/11	35,000	35,037
0.88%, 5/31/11	5,000	5,009
4.88%, 7/31/11	50,000	50,958
1.00%, 8/31/11	10,000	10,039
4.63%, 8/31/11	100,000	102,156
1.75%, 11/15/11	5,000	5,053
0.75%, 11/30/11	10,000	10,036
1.38%, 2/15/12	210,000	212,066

		495,390

Total U.S. Government Obligations (Cost $2,280,299)		2,280,299

Investments, at Amortized Cost ($12,778,887)		12,778,887

Total Investments - 101.5% (Cost $12,778,887)(2)		12,778,887

Liabilities less Other Assets - (1.5)%		(193,051)

NET ASSETS - 100.0%		$12,585,836

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $12,778,887.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Select Portfolio	$—	$12,778,887	(1)	$—	$12,778,887

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 22.2%
U.S. Treasury Bills - 1.2%
0.38%, 3/10/11	$50,000	$49,995

U.S. Treasury Notes - 21.0%
4.75%, 3/31/11	40,000	40,141
1.13%, 6/30/11	25,000	25,063
5.13%, 6/30/11	25,000	25,388
4.63%, 8/31/11	45,000	45,971
1.00%, 9/30/11	142,000	142,619
0.75%, 11/30/11	240,000	240,802
1.13%, 12/15/11	157,000	157,999
1.13%, 1/15/12	50,000	50,337
0.88%, 1/31/12	100,000	100,502
4.75%, 1/31/12	50,000	52,033

		880,855

Total U.S. Government Obligations (Cost $930,850)		930,850

Investments, at Amortized Cost ($930,850)		930,850

REPURCHASE AGREEMENTS - 77. 8%
Joint Repurchase Agreements - 3.9%(1)
Bank of America Securities LLC, dated 2/28/11, repurchase price $36,614 0.16%, 3/1/11	36,614	36,614
Morgan Stanley & Co., Inc., dated 2/28/11, repurchase price $36,614 0.15%, 3/1/11	36,614	36,614
Societe Generale, New York Branch, dated 2/28/11, repurchase price $36,614 0.17%, 3/1/11	36,614	36,614
UBS Securities LLC, dated 2/28/11, repurchase price $54,921 0.17%, 3/1/11	54,920	54,920

		164,762

Repurchase Agreements - 73.9%(2)
Barclays Capital Securities, dated 2/28/11, repurchase price $650,003 0.18%, 3/1/11	650,000	650,000
BNP Paribas Securities Corp., dated 2/28/11, repurchase price $545,003 0.17%, 3/1/11	545,000	545,000
Citigroup Global Markets, Inc., dated 2/28/11, repurchase price $485,002 0.18%, 3/1/11	485,000	485,000
Credit Suisse Securities (USA), Inc., dated 2/28/11, repurchase price $255,001 0.17%, 3/1/11	255,000	255,000
HSBC Securities (USA), Inc., dated 2/28/11, repurchase price $340,002 0.17%, 3/1/11	340,000	340,000
HSBC Securities (USA), Inc., dated 2/28/11, repurchase price $50,000 0.19%, 3/1/11	50,000	50,000
Merrill Lynch, Inc., dated 2/28/11, repurchase price $252,859 0.17%, 3/1/11	252,858	252,858
RBS Securities, Inc., dated 2/28/11, repurchase price $330,002 0.18%, 3/1/11	330,000	330,000
Societe Generale, New York Branch, dated 2/28/11, repurchase price $200,001 0.17%, 3/1/11	200,000	200,000

		3,107,858

Total Repurchase Agreements (Cost $3,272,620)		3,272,620

Total Investments - 100.0% (Cost $4,203,470)(3)		4,203,470

Other Assets less Liabilities - 0.0%		1,956

NET ASSETS - 100.0%		$4,205,426

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$87,717	2.38% - 7.50%	8/15/23 - 1/15/27
U.S. Treasury Notes	$79,741	1.13% - 3.38%	4/15/11 - 7/15/20

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$705,557	4.75% - 8.00%	11/15/21 - 2/15/41
U.S. Treasury Notes	$2,464,469	0.50% - 4.88%	11/30/11 - 11/15/20

(3)	The cost for federal income tax purposes was $4,203,470.

Percentages shown are based on net assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$4,203,470	(1)	$—	$4,203,470

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2%
Alabama - 2.0%
Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured), 0.26%, 3/8/11	$5,200	$5,200
Taylor-Ryan Improvement District No. 2 VRDB, Series 2005, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.26%, 3/8/11	14,800	14,800
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project 0.25%, 3/8/11	10,000	10,000

		30,000

Alaska - 0.5%
Valdez, Alaska Marine Terminal Revenue Refunding Bonds, Series 1993C, Exxon Pipeline Co. Project 0.15%, 3/1/11	7,200	7,200

Arizona - 0.6%
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.24%, 3/8/11	5,255	5,255
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	2,040	2,040
Salt River Project Agricultural Improvement and Power District Electric Systems Revenue Bonds, Series 2006-14, CitiGroup Eagle 0.26%, 3/8/11 (1)	2,300	2,300

		9,595

California - 9.0%
ABAG Financial Authority for Nonprofit Corp. Revenue VRDB, Series 2009-D, Sharp Healthcare (Citibank N.A. LOC), 0.24%, 3/8/11	10,000	10,000
Bay Area Toll Authority Toll Bridge Revenue VRDB, (Barclays PLC LOC), 0.16%, 3/8/11	10,500	10,500
California Educational Facilities Authority Revenue VRDB, Series A, California Institute of Technology 0.20%, 3/8/11	11,300	11,300
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric (Wells Fargo Bank N.A. LOC), 0.17%, 3/1/11	5,000	5,000
California Municipal Finance Authority Revenue VRDB, Chevron USA Recovery Zone, 0.16%, 3/1/11	2,000	2,000
California State G.O. VRDB, Series 03 A-3 (Bank of Montreal LOC), 0.19%, 3/1/11	21,800	21,800
California State VRDB, Series A, Subseries A (Bank of America N.A. LOC), 0.29%, 3/8/11	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.26%, 3/8/11	5,290	5,290
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University Of San Diego (BNP Paribas LOC), 0.26%, 3/8/11	10,000	10,000
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Livermore Valley Arts Center Trust Project (Bank of New York Mellon Corp. LOC), 0.21%, 3/8/11	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander S.A. LOC), 0.38%, 3/8/11	900	900
East Bay Municipal Utilities District Water Systems Revenue Refunding VRDB, Series 2010A-2, 0.26%, 3/8/11	4,925	4,925
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments Project (FNMA LOC), 0.25%, 3/8/11	18,400	18,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
California - 9.0% continued
Los Angeles City G.O. TRANS, 2.00%, 4/21/11	$5,000	$5,010
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 0.25%, 3/8/11	500	500
Los Angeles Department of Water and Power Revenue VRDB, Subseries 2002 A-2, Power Systems 0.24%, 3/8/11	5,000	5,000
Metropolitan Water District of Southern California, Waterworks Revenue VRDB, Series 2001C-1 0.12%, 3/1/11	3,800	3,800

		134,425

Colorado - 1.5%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.27%, 3/1/11	1,345	1,345
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	4,655	4,655
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 0.24%, 3/8/11	4,855	4,855
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace (U.S. Bank N.A. LOC), 0.23%, 3/8/11	2,155	2,155
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole LOC), 0.27%, 3/1/11	1,700	1,700
Mid-cities Metropolitan District No. 1 Revenue Refunding VRDB, Series B (BNP Paribas LOC), 0.26%, 3/8/11	4,000	4,000
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.50%, 3/8/11	200	200
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC), 0.30%, 3/8/11	4,100	4,100

		23,010

Connecticut - 1.3%
Connecticut State G.O. BANS, Series 2010-A, 2.00%, 5/19/11	13,885	13,931
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC), 0.23%, 3/8/11	2,000	2,000
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.35%, 3/8/11	2,800	2,800

		18,731

Delaware - 1.7%
Delaware State Economic Development Authority Revenue VRDB, Series A, Peninsula United (PNC Bancorp, Inc. LOC), 0.17%, 3/1/11	26,000	26,000

District of Columbia - 2.7%
District of Columbia G.O. TRANS, 2.00%, 9/30/11	11,000	11,104
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation 0.26%, 3/8/11	1,200	1,200
District of Columbia Revenue VRDB, Series 2008, American Legacy Foundation 0.25%, 3/8/11	6,000	6,000
District of Columbia Water and Sewer Authority Public Utility Revenue Bonds, Citicorp Eagle Trust 8121A (AGM Corp. Insured), 0.26%, 3/8/11(1)	7,000	7,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
District of Columbia - 2.7% continued
Metropolitan Washington D.C. Airport Authority System Refunding VRDB, Series C-2 (Barclays PLC LOC), 0.24%, 3/8/11	$15,000	$15,000

		40,304

Florida - 6.0%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.26%, 3/8/11	6,400	6,400
Citizens Property Insurance Corp. Revenue Bonds, Series 2008A-1 5.00%, 6/1/11	1,135	1,148
Citizens Property Insurance Corp., Series 2010 A-2, High Risk Senior Secured Notes 2.00%, 4/21/11	12,000	12,012
Florida Housing Finance Agency Revenue VRDB, Series 1988-B, Multifamily Housing Lakeside (FNMA Insured), 0.25%, 3/8/11	4,675	4,675
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Hospital Adventist Health (AGM Corp. Insured), 0.31%, 3/8/11	5,600	5,600
Highlands County Health Facilities Authority Revenue VRDB, Series D, Hospital Adventist Health Systems (Bank of America N.A. LOC), 0.24%, 3/8/11	7,965	7,965
Lee County IDA Health Care Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 0.25%, 3/8/11	2,035	2,035
Lee County IDA Health Care Facilities Revenue VRDB, Series 2002, Shell Point Village Project (Bank of America N.A. LOC), 0.25%, 3/8/11	4,820	4,820
Orange County Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional (BB&T Corp. LOC), 0.26%, 3/8/11	4,500	4,500
Orange County School Board COPS VRDB, Series 2008-B (AGM Corp. Insured), 0.28%, 3/8/11	10,700	10,700
Orlando Utilities Commission System Revenue VRDB, Series 2008 0.37%, 3/8/11	10,000	10,000
Pembroke Pines Charter School Revenue VRDB, Series 2008 (AGM Corp. Insured), 0.40%, 3/8/11	10,000	10,000
Volusia County IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.26%, 3/8/11	9,200	9,200

		89,055

Georgia - 6.0%
Fulton County Development Authority Revenue VRDB, Series 1999, Alfred and Adele Davis (BB&T Corp. LOC), 0.27%, 3/8/11	11,245	11,245
Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project (Bank of Scotland PLC LOC), 0.24%, 3/8/11	200	200
Gwinnett County Development Authority Revenue VRDB, Nihan Hospitality LLC (U.S. Bank N.A. LOC), 0.22%, 3/8/11	16,000	16,000
Gwinnett County Water & Sewer Authority Revenue Bonds, Series R-1191 0.26%, 3/7/11(1)	6,000	6,000
Macon Bibb County Industrial Authority Reform and Improvement Refunding VRDB, Series 2009, Bass-Sofkee 0.26%, 3/8/11	10,900	10,900
Main Street National Gas, Inc. Revenue VRDB, Georgia Gas Project 0.26%, 3/8/11	20,000	20,000
Municipal Electric Authority VRDB, Series B, Project 1 (Dexia Credit Local LOC), 0.31%, 3/8/11	12,300	12,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Georgia - 6.0% continued
Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III 2.00%, 11/16/11	$2,175	$2,197
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.24%, 3/8/11	10,020	10,020

		88,862

Illinois - 10.3%
Chicago G.O. Refunding VRDB, Series 2005D (AGM Corp. Insured), 0.36%, 3/8/11	7,000	7,000
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.21%, 3/1/11	10,200	10,200
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	4,250	4,250
Du Page County Revenue VRDB, Benedictine University Building Project (U.S. Bancorp LOC), 0.23%, 3/8/11	6,820	6,820
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Illinois (U.S. Bancorp LOC), 0.23%, 3/1/11(1) (2)	20,100	20,100
Illinois Educational Facilities Authority Revenue Bonds, Illinois Institute of Technology Student Housing (Harris Bankcorp, Inc. LOC), 0.29%, 3/8/11	7,900	7,900
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago 0.46%, 5/4/11	7,000	7,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium (FHLB of Boston LOC), 0.23%, 3/8/11	11,350	11,350
Illinois Finance Authority Revenue Bonds, Northwestern University 0.32%, 3/1/11	8,850	8,850
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	7,465	7,465
Illinois Finance Authority Revenue VRDB, Northwestern University 0.43%, 3/1/12	6,500	6,500
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place (Bank of America N.A. LOC), 0.24%, 3/8/11	1,810	1,810
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York Mellon Corp. LOC), 0.52%, 3/8/11	5,080	5,080
Illinois State Toll Highway Authority Revenue VRDB, Series A-1, Senior Priority 0.38%, 3/8/11	27,300	27,300
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris Bankcorp, Inc. LOC), 0.26%, 3/8/11	5,000	5,000
Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum and Education (Bank of America N.A. LOC), 0.27%, 3/8/11	9,500	9,500
Peoria IDR Bonds, Peoria Production Shop Project (JPMorgan Chase Bank N.A. LOC), 0.48%, 3/8/11	450	450
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	6,250	6,250

		152,825

Indiana - 2.9%
Indiana Board Bank Revenue Advance Funding Program Notes, Series A 2.00%, 1/5/12	5,000	5,062
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (BB&T Corp. LOC), 0.27%, 3/8/11	13,815	13,815

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Indiana - 2.9% continued
Indiana Finance Authority Hospital Revenue VRDB, Series 2008, Community Foundation of Northwest Indiana (Harris Bankcorp, Inc. LOC), 0.22%, 3/8/11	$6,600	$6,600
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.28%, 3/8/11	16,045	16,045
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.24%, 3/8/11	1,111	1,111

		42,633

Iowa - 1.1%
Des Moines, Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park (FHLB of Des Moines LOC), 0.28%, 3/8/11	6,000	6,000
Iowa Financial Authority Retirement Community Revenue VRDB, Series 2003B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/11	8,000	8,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	2,725	2,725

		16,725

Kentucky - 1.4%
Boone County PCR Refunding VRDB, Duke Energy (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/11	6,000	6,000
Fort Mitchell League of Cities Funding Trust Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.24%, 3/8/11	1,750	1,750
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.26%, 3/8/11	4,015	4,015
Kentucky Rural Water Finance Corp. Revenue Bonds, Series C-1, Public Project 1.50%, 12/1/11	8,500	8,554
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.24%, 3/8/11	415	415

		20,734

Maryland - 3.6%
Carroll County Maryland Revenue VRDB, Fairhaven & Copper (BB&T Corp. LOC), 0.26%, 1/1/12	3,500	3,500
County of Baltimore Multifamily Revenue Refunding VRDB, Series 2004-A, Housing Lincoln Woods Apartments (FNMA Insured), 0.26%, 3/8/11	8,194	8,194
Maryland State Community Development Administration Department of Housing and Community Development VRDB, Series 2008-F, Non-AMT Non-Ace Multifamily (FHLMC Insured), 0.25%, 3/8/11	3,100	3,100
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), 0.24%, 3/8/11	8,380	8,380
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.24%, 3/8/11	10,000	10,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (BB&T Corp. LOC), 0.26%, 3/8/11	7,500	7,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems (Bank of Montreal LOC), 0.25%, 3/8/11	7,500	7,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Maryland - 3.6% continued
Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.24%, 3/8/11	$5,885	$5,885

		54,059

Massachusetts - 0.9%
Massachusetts State Development Finance Agency Revenue VRDB, Masonic Nursing Home (M&T Bank Corp. LOC), 0.33%, 3/8/11	10,230	10,230
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005-A, ISO New England, Inc. (TD Banknorth, Inc. LOC), 0.19%, 3/8/11	2,165	2,165
Massachusetts State Development Financial Agency Revenue VRDB, Series 2007, Seashore Point-Deaconess, Inc. (Banco Santander S.A. LOC), 0.38%, 3/8/11	790	790

		13,185

Michigan - 1.5%
Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 3/8/11	360	360
City of Detroit Sewage Disposal Revenue, Citi ROCS RR II R-11841 (AGM Corp. Insured), 0.28%, 3/8/11(1)	5,450	5,450
Michigan Finance Authority, Series D-1, State Aid Notes 2.00%, 8/19/11	3,000	3,017
Michigan Finance Authority, Series D-3, State Aid Notes 2.00%, 8/22/11	5,000	5,038
State of Michigan G.O. Bonds, Series 2010-A 2.00%, 9/30/11	8,000	8,073

		21,938

Minnesota - 0.9%
Mankato Multifamily Revenue VRDB, Series 1997, Housing Highland Hills Project (Bank of America N.A. LOC), 0.22%, 3/1/11	2,200	2,200
University of Minnesota VRDB, Series 1999-A 0.28%, 3/8/11	10,500	10,500

		12,700

Mississippi - 5.0%
Business Financing Corp. of Mississippi Gulf Opportunity Zone VRDB, Series 2007-D, Chevron USA, Inc. Project 0.20%, 3/1/11	5,500	5,500
Jackson County Mississippi G.O. Refunding VRDB, Water System 0.40%, 8/1/11	12,840	12,840
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.17%, 3/1/11	8,000	8,000
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Series A, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.17%, 3/1/11	23,550	23,550
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.19%, 3/1/11	4,200	4,200
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi 0.24%, 3/8/11	12,355	12,355
Mississippi Hospital Equipment and Facilities Authority Revenue VRDN, North Mississippi Health 0.24%, 3/8/11	7,400	7,400

		73,845

Missouri - 1.1%
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments Project (FHLMC LOC), 0.26%, 3/8/11	7,800	7,800

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Missouri - 1.1% continued
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.23%, 3/1/11	$4,150	$4,150
Missouri State Public Utilities Community Revenue Interim Construction Notes, 2.00%, 8/1/11	5,000	5,026

		16,976

Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	2,700	2,700
Las Vegas Valley Water District, Series 2006-C, Water Improvement 0.30%, 3/1/11	485	485

		3,185

New Hampshire - 0.8%
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004B, Kendal At Hanover (FHLB of Boston LOC), 0.26%, 3/8/11	2,275	2,275
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2006, Tilton School (Banco Santander S.A. LOC), 0.46%, 3/8/11	3,350	3,350
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC),
0.24%, 3/8/11	7,025	7,025

		12,650

New Jersey - 0.3%
New Jersey EDA Revenue VRDB, Presbyterian Homes Assistance (TD Banknorth, Inc. LOC), 0.19%, 3/8/11	900	900
New Jersey EDA Revenue VRDB, Series 2008-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.22%, 3/8/11	905	905
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, RWJ Health Care Corp. (The Toronto-Dominion Bank LOC), 0.19%, 3/8/11	3,000	3,000

		4,805

New York - 5.4%
Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series 2008A 0.33%, 3/8/11	15,000	15,000
New York City Municipal Finance Authority, Water & Sewer Systems Revenue VRDB, 0.15%, 3/1/11	1,500	1,500
New York City Municipal Finance Authority, Water & Sewer Systems Revenue VRDB, Series 2010DD 0.14%, 3/1/11	26,000	26,000
New York City Municipal Water Financial Authority and Sewer Systems Series 2006 AA-3, 2nd General Resolution 0.33%, 3/8/11	4,750	4,750
New York Liberty Development Corp., Liberty Revenue VRDB, Series 1, World Trade Center 0.35%, 8/4/11	20,000	20,000
New York Urban Development Corp. Revenue VRDB, Series A3A, Various State Facilities 0.31%, 3/8/11	8,300	8,300
Ulster County Industrial Development Agency Civic Facility Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander S.A. LOC), 0.38%, 3/8/11	4,990	4,990

		80,540

North Carolina - 2.6%
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2002, 1st Mortgage Southminster (Banco Santander S.A. LOC), 0.39%, 3/8/11	5,490	5,490
North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (BB&T Corp. LOC), 0.26%, 3/8/11	11,740	11,740

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 7 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
North Carolina - 2.6% continued
North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	$9,400	$9,400
Raleigh COPS VRDB, Series B, Downtown 0.28%, 3/8/11	900	900
Raleigh Durham Airport Authority Revenue Refunding VRDB, Series 2009C (FHLBs LOC), 0.25%, 3/8/11	10,800	10,800
University of North Carolina Chapel Hill Revenue Refunding Bonds, Class 2005A, Citgroup Eagle-720053014 0.26%, 3/8/11(1)	800	800

		39,130

Ohio - 2.6%
Allen County Ohio Hospital Facilities Revenue VRDB, Series C, Catholic Healthcare (Bank of Nova Scotia LOC), 0.18%, 3/1/11	22,650	22,650
Medina County Health Care Facilities Revenue VRDB, Series 2007-A, Southwest General Health Center (PNC Bancorp, Inc. LOC), 0.25%, 3/8/11	7,605	7,605
Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (U.S. Bank N.A. LOC), 0.23%, 3/8/11	600	600
Washington County Hospital Revenue VRDB, Marietta Area Health Project (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	7,405	7,405

		38,260

Oklahoma - 0.8%
Oklahoma State Turnpike Authority Revenue Refunding VRDB, Senior Second Series E 0.22%, 3/1/11	11,900	11,900

Oregon - 0.7%
Oregon State G.O. TANS, Series 2010 2.00%, 6/30/11	10,000	10,053

Pennsylvania - 2.3%
Beaver County IDA PCR Refunding VRDB, Series 2006, First Energy Generation (Barclays PLC LOC), 0.20%, 3/1/11	2,000	2,000
Beaver County IDA PCR VRDB, Series B, First Energy Nuclear (Citibank N.A. LOC), 0.23%, 3/8/11	900	900
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Homes Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	6,185	6,185
Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Groep N.V. LOC), 0.26%, 3/8/11	2,600	2,600
Delaware County Authority Revenue VRDB, Series 2006, Riddle Village Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	9,700	9,700
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.31%, 3/8/11	9,600	9,600
Ridley School District G.O.Bonds, Series 2009 (TD Banknorth, Inc. LOC), 0.26%, 3/8/11	2,800	2,800

		33,785

South Carolina - 1.4%
Columbia Waterworks and Sewer Systems Revenue VRDB, Series 2009 (U.S. Bank N.A. LOC), 0.19%, 3/1/11	8,980	8,980
Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-C (AGM Corp. Insured), 0.33%, 3/8/11	12,500	12,500

		21,480

South Dakota - 0.3%
South Dakota Housing Development Authority VRDB, Series 2009-C, Homeownership Mortgage 0.27%, 3/8/11	4,000	4,000

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Tennessee - 3.4%
Blount County Public Building Authority VRDB, Local Government Public Improvement (BB&T Corp. LOC), 0.27%, 3/8/11	$10,000	$10,000
Blount County Public Building Authority VRDB, Series 2008 E-1-A, Local Government Public Improvement (BB&T Corp. LOC), 0.27%, 3/8/11	11,000	11,000
Industrial Development Board Blount County and Cities Alcoa and Maryville VRDB, Series 2009-A Local Government Improvement (BB&T Corp. LOC), 0.27%, 3/2/11	12,065	12,065
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Multifamily Timberlake Project (FNMA Insured), 0.29%, 3/8/11	7,450	7,450
Sevierville Public Building Authority VRDB, Local Government Public Improvement (FHLB of Atlanta LOC), 0.26%, 3/8/11	8,700	8,700
Tennessee State Local Development Authority Revenue Student Loan Program, BANS 2.00%, 6/24/11	2,150	2,160

		51,375

Texas - 8.6%
Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC), 0.31%, 3/8/11	9,685	9,685
Comal, Texas Independent School District G.O. Bonds, Series RR-II-R (Texas Permanent School Fund Gtd.), 0.26%, 3/8/11(1)	8,600	8,600
HFDC Texas, Inc. Retirement Facility Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Banco Santander S.A. LOC), 0.39%, 3/8/11	3,200	3,200
Houston Independent School District VRDB, Series 2004, Schoolhouse 0.25%, 3/8/11	4,465	4,465
Katy Independent School District G.O. VRDB, Fort Bend, Harris and Waller Counties, Cash Building 0.27%, 3/8/11	6,000	6,000
Mesquite Health Facilities Development Corp. Revenue VRDB, Series 2000-C, Retirement Facility (Bank of America N.A. LOC), 0.24%, 3/8/11	6,345	6,345
Nueces County Health Facilities Development Corp. Revenue Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	7,500	7,500
Port Arthur Navy District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA, 0.32%, 3/8/11	12,500	12,500
Port Arthur Navy District of Environmental Facilities Revenue VRDB, Series E, Motiva Enterprises 0.20%, 3/1/11	11,200	11,200
Princeton Independent School District G.O. Bonds, Soc Gen Series 2003 SGB 41 0.25%, 3/8/11(1)	4,750	4,750
San Antonio Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.26%, 3/8/11	10,000	10,000
Tarrant County Cultural Education Facilities, Finance Corp. Revenue VRDB, Series 2008-C, Texas Health Resources 0.19%, 3/1/11	10,000	10,000
Texas TRANS, Series C 2.00%, 8/31/11	34,300	34,581

		128,826

Utah - 0.7%
Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.30%, 3/8/11	6,100	6,100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Utah - 0.7% continued
Utah Water Financial Agency Revenue VRDB, Series 2008-B, Tender Option 0.26%, 3/8/11 (1)	$3,900	$3,900

		10,000

Virginia - 2.5%
Alexandria, Virginia IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 0.20%, 3/1/11	8,000	8,000
Charlottesville IDA Educational Facilities Revenue VRDB, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	6,925	6,925
Fairfax County Economic Development Authority Revenue Refunding VRDB, Retirement-Greenspring (Wachovia Bank N.A. LOC), 0.27%, 3/8/11	10,130	10,130
Virginia Commonwealth University Health Systems Authority Revenue VRDB, General Series 2008-C (BB&T Corp. LOC), 0.20%, 3/1/11	11,850	11,850

		36,905

Washington - 1.5%
Everett Public Facilities District Project Revenue VRDB, Series 2007 1.00%, 3/1/11	2,000	2,000
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.29%, 3/8/11	6,000	6,000
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Center Project (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/11	1,945	1,945
Washington State Housing Financial Community Nonprofit Revenue Refunding VRDB, Series 2004, Hearthstone Project (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/11	10,490	10,490
Washington State Housing Financial Community Nonprofit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.50%, 3/8/11	1,875	1,875

		22,310

Wisconsin - 6.0%
La Crosse Development Revenue VRDB, Series 2008, University Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.35%, 3/8/11	700	700
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Series B, Froedtert & Community Health (U.S. Bank N.A. LOC), 0.18%, 3/1/11	28,300	28,300
Wisconsin Health and Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	7,500	7,500
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	2,265	2,265
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	8,165	8,165
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Prohealth Care, Inc. (U.S. Bank N.A. LOC), 0.22%, 3/1/11	6,000	6,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries (U.S. Bank N.A. LOC), 0.23%, 3/8/11	5,000	5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	7,900	7,900
Wisconsin Rural Water Construction Loan Program, Community Revenue BANS 1.50%, 11/1/11	4,600	4,628

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Wisconsin - 6.0% continued
Wisconsin School Districts Cash Flow Administration Program TRANS, Series 2010-A 1.25%, 10/17/11	$5,100	$5,125
Wisconsin School Districts Cash Flow Administration Program, Series 2010-B 1.25%, 10/17/11	4,500	4,522
Wisconsin State G.O. Bonds TRANS, Series 2010, Operating Note 2.00%, 6/15/11	10,000	10,044

		90,149

Wyoming - 0.1%
Platte County PCR Bonds, Tri-State Generation and Transmission (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.35%, 3/1/11	1,000	1,000

Total Municipal Investments (Cost $1,493,155)		1,493,155

Total Investments - 100.2% (Cost $1,493,155)(3)		1,493,155

Liabilities less Other Assets - (0.2)%		(3,057)

NET ASSETS - 100.0%		$1,490,098

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security has been deemed illiquid. At February 28, 2011, the value of this restricted illiquid security amounted to approximately $20,100,000 or 1.35% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Illinois (U.S. Bancorp LOC) 0.23%, 3/1/11	1/19/11	$20,100

(3)	The cost for federal income tax purposes was $1,493,155.

Percentages shown are based on Net Assets.

At February 28, 2011, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	12.9%
Educational Services	13.6
Executive, Legislative and General Government	16.6
General Medical & Surgical Hospitals, Nursing and Personal Care	6.7
Health Services and Residential Care	22.2
Urban and Community Development, Housing Programs and Social Services	12.4
All other sectors less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,493,155	(1)	$—	$1,493,155

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	FEBRUARY 28, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDN - Variable Rate Demand Note

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0%
Alabama - 0.3%
Taylor-Ryan Improvement District No. 2 VRDB, Series 2005 (Wachovia Bank N.A. LOC), 0.26%, 3/8/11	$11,800	$11,800
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.25%, 3/8/11	10,000	10,000

		21,800

Alaska - 0.2%
Valdez, Alaska Marine Terminal Revenue Refunding Bonds, Series 1993-C, Exxon Pipeline Co. Project, 0.15%, 3/1/11	800	800
Valdez, Alaska Marine Terminal Revenue Refunding VRDB, Series 2001, Exxon Mobil Project, 0.16%, 3/1/11	10,000	10,000

		10,800

Arizona - 1.8%
Apache County IDA Revenue Bonds, Series 1983-A, Tucson Electric Power Project (U.S. Bancorp LOC), 0.23%, 3/8/11	24,325	24,325
Arizona Health Facilities Authority Revenue Bonds, Series 2003 B-1, The Terraces Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	6,865	6,865
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	11,400	11,400
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.24%, 3/8/11	10,885	10,885
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.21%, 3/8/11	8,520	8,520
Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.24%, 3/8/11	7,700	7,700
Arizona Health Facilities Authority Revenue, Series 2003 B-2, The Terraces Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	1,915	1,915
Arizona Health Facilities Authority Senior Living Revenue VRDB, Royal Oaks Life Care Community (Bank of America N.A. LOC), 0.24%, 3/8/11	8,285	8,285
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.26%, 3/8/11	7,330	7,330
Yuma Arizona IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank N.A. LOC), 0.29%, 3/8/11(1)	23,600	23,600

		110,825

Arkansas - 0.1%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Northwest Arkansas Community (FHLB of Dallas LOC), 0.26%, 3/8/11	7,740	7,740

California - 5.7%
ABAG Financing Authority for Nonprofit Corp. of California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.20%, 3/8/11	17,800	17,800
Bay Area Toll Authority California Toll Bridge Revenue VRDB, Series A, Bay Area (Barclays PLC LOC), 0.16%, 3/8/11	1,500	1,500
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series D, Pacific Gas Electric (Wells Fargo Bank N.A. LOC), 0.17%, 3/1/11	7,650	7,650
California Infrastructure & Economic Development Bank Revenue VRDB, California Academy, (Wells Fargo Bank N.A. LOC), 0.17%, 3/1/11	15,800	15,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
California - 5.7% continued
California Municipal Finance Authority Revenue Refunding VRDB, Series A, Touro University California Project (FHLB of San Francisco LOC), 0.23%, 3/8/11	$20,690	$20,690
California Municipal Finance Authority Revenue VRDB, Chevron USA Recovery Zone, 0.16%, 3/1/11	1,000	1,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project, (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/11	12,500	12,500
California State Department of Water Resource Power Supply Revenue VRDB, Series 2002 C-7 (AGM Corp. Insured), 0.32%, 3/8/11	4,075	4,075
California State G.O. Bonds, Series C-4 (Citibank N.A. LOC), 0.25%, 3/8/11	16,000	16,000
California State G.O., Series 2003 A-3 (Bank of Montreal LOC), 0.19%, 3/1/11	24,300	24,300
California State VRDB, Series A Subseries A (Bank of America N.A. LOC), 0.29%, 3/8/11	5,000	5,000
California Statewide Communities Develop Authority Gas Supply Revenue Bonds VRDB, Series 2010 0.25%, 3/8/11	40,000	40,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-A, Claremont Villas (FHLB of San Francisco LOC), 0.26%, 3/8/11	1,885	1,885
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.26%, 3/8/11	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.28%, 3/8/11	9,450	9,450
California Statewide Communities Development Authority Revenue VRDB, Series 2007-A, Sweep Loan Program (Citibank N.A. LOC),
0.24%, 3/8/11	1,500	1,500
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander S.A. LOC),
0.38%, 3/8/11	13,900	13,900
California Statewide Communities Development Authority Revenue VRDB, Series D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.17%, 3/1/11	3,280	3,280
Contra Costa California Transportation Authority Sales Tax Revenue VRDB, 0.26%, 3/8/11(1)	25,000	25,000
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999, Serramonte Del Ray (FNMA Gtd.), 0.25%, 3/8/11	8,730	8,730
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds (AGM Corp. Insured), 0.36%, 3/8/11(1)	8,555	8,555
Los Angeles California Wastewater Systems Revenue Refunding VRDB, Subseries 2008-C (Bank of Nova Scotia LOC), 0.20%, 3/8/11	8,100	8,100
Los Angeles, California G.O. Bonds, TRANS, 2.00%, 4/21/11	30,000	30,058
Metropolitan Water District Southern California Waterworks Revenue VRDB, Series 2000 B-2, 0.36%, 3/8/11	100	100
Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC), 0.28%, 3/8/11	6,500	6,500

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
California - 5.7% continued
Orange County California Apartment Development Revenue Refunding Bonds, Series 1997-A, Larkspur Canyon Apartments, Series 1997-A (FNMA LOC), 0.24%, 3/8/11	$7,435	$7,435
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.), 0.26%, 3/8/11	34,860	34,860
Riverside County California COPS, Series B, Aces-Riverside County Public Facilities Porject (State Street Corp. LOC), 0.25%, 3/8/11	1,100	1,100
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.26%, 3/8/11	850	850
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments, Series A (FNMA Gtd.), 0.25%, 3/8/11	6,900	6,900
Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sub Lien-Sanitation District (U.S. Bank N.A. LOC), 0.23%, 3/8/11	9,700	9,700
San Francisco California City & County Airports Commission, Series 2010 A-2, International Airport Revenue Refunding VRDB (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	200	200
San Francisco California City & County Finance Corp. Lease Revenue Refunding, Series 2008-1, Moscone Center (Bank of America N.A. LOC), 0.26%, 3/8/11	5,570	5,570

		354,988

Colorado - 2.1%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.25%, 3/8/11	100	100
Base Village Metropolitan District No. 2 Colorado G.O. Revenue VRDB, Series 2008-B (U.S. Bank N.A. LOC), 0.28%, 3/8/11	6,510	6,510
Castle Pines North Finance Corp. Colorado COPS VRDB, Series 2009 (Wells Fargo Bank N.A. LOC), 0.30%, 3/8/11	8,320	8,320
Castle Pines North Metropolitan District Colorado G.O. Refunding VRDB, Series 2006-C (U.S. Bank N.A. LOC), 0.30%, 3/8/11	1,005	1,005
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Valor Christian Schools Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	20,000	20,000
Colorado Educational & Cultural Facilities Authority Revenue VRDN, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.27%, 3/1/11	5,065	5,065
Colorado Educational & Cultural Facilities Authority Revenue, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	6,405	6,405
Colorado Educational & Cultural Facilities Authority Revenue, Series 2006, Presentation School (U.S. Bank N.A. LOC), 0.23%, 3/8/11	7,250	7,250
Colorado Educational and Cultural Facilities Authority Revenue VRDN, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.27%, 3/1/11	3,965	3,965
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.26%, 3/8/11	2,000	2,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Colorado - 2.1% continued
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.30%, 3/8/11	$6,480	$6,480
Colorado Health Facilities Authority Revenue VRDB, Series 2008, Fraiser Meadows Community Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 3/8/11	2,700	2,700
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity, 0.27%, 3/8/11	2,300	2,300
Colorado Housing & Finance Authority Single Family Mortgage, Series 2002-C1-A3 0.27%, 3/8/11	900	900
Colorado Housing Finance Authority Single Family Mortgage Revenue, Series 2006-C1-B2, 0.24%, 3/8/11	14,300	14,300
Denver City and County Multi-family Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole LOC), 0.27%, 3/1/11	4,300	4,300
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Stapleton (U.S. Bank National Association LOC), 0.26%, 3/8/11	780	780
Larkridge Metropolitan District No. 1 Colorado VRDB, Series 2004 (U.S. Bank National Association LOC), 0.26%, 3/8/11	9,790	9,790
Traer Creek Metropolitan District Colorado Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 0.50%, 3/8/11	8,230	8,230
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.50%, 3/8/11	12,000	12,000
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank National Association LOC), 0.30%, 3/8/11	6,700	6,700

		129,100

Connecticut - 1.1%
Connecticut State Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC), 0.24%, 3/8/11	2,640	2,640
Connecticut State Health and Education Facilities Authority Revenue VRDB, Series 1997 T-2, Yale University, 0.18%, 3/8/11	14,400	14,400
Connecticut State Housing Finance Authority VRDB, Cil Realty, Inc. (HSBC Bank USA N.A. LOC), 0.24%, 3/2/11	4,400	4,400
State of Connecticut G.O., Series 2010-A, BANS, 2.00%, 5/19/11	50,000	50,167

		71,607

Delaware - 0.4%
Delaware State EDA Industrial Development Revenue VRDB, Series 1997-C, Del Clean Power Project (Motiva Gtd.), 0.24%, 3/1/11	23,900	23,900

District of Columbia - 1.5%
District Columbia Hospital Revenue Bonds, Children’s Hospital Obligation (AGM Corp. Insured), 0.31%, 3/8/11(1)	17,585	17,585
District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.26%, 3/8/11(1)	16,370	16,370
District of Columbia G.O. TRANS, 2.00%, 9/30/11	25,000	25,235
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.26%, 3/8/11	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychiatric Association (Bank of America N.A. LOC), 0.40%, 3/8/11	2,040	2,040
District of Columbia Revenue VRDB, Series 2007-C, DC Preparatory Academy (M&T Bank Corp. LOC), 0.31%, 3/8/11	9,150	9,150

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
District of Columbia - 1.5% continued
District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.27%, 3/8/11	$19,300	$19,300

		94,380

Florida - 7.3%
Broward County Florida Educational Facilities Authority Revenue City College Project (Citibank N.A. LOC), 0.24%, 3/8/11	10,220	10,220
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.26%, 3/8/11	19,470	19,470
Citizens Property Insurance Corp. of Florida Revenue Bonds, Series 2008 A-1 5.00%, 6/1/11	13,000	13,144
Citizens Property Insurance Corp. Revenue Notes, Series 2010 A-2, High Risk Senior Secured Notes, 2.00%, 4/21/11	43,000	43,043
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.23%, 3/1/11(1)	7,415	7,415
Florida Housing Finance Agency Multi-family Housing Country Club (FHLMC Insured), 0.26%, 3/8/11	8,500	8,500
Florida Housing Finance Agency Multi-family Housing Huntington, Series 1985 (FHLMC Gtd.), 0.25%, 3/8/11	4,100	4,100
Florida Housing Finance Agency Multi-family River Oaks, Series 1985 (FHLMC Insured), 0.29%, 3/8/11	6,200	6,200
Florida Housing Finance Corp. Multi-family Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.26%, 3/8/11	7,055	7,055
Florida Housing Finance Corp. Multi-family Revenue Refunding VRDB, Lee Vista Apartments, (FHLMC Insured), 0.26%, 3/8/11	17,010	17,010
Florida Housing Finance Corp. Multi-family Revenue Refunding VRDB, Series 2004, Mortgage-Maitland Apartments (FHLMC Gtd.), 0.26%, 3/8/11	18,975	18,975
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.26%, 3/8/11	7,325	7,325
Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay, 0.25%, 3/8/11(1)	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Hospital Adventist Health (AGM Corp. Insured), 0.31%, 3/8/11	11,000	11,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2005-I, Hospital Adventist Health Systems 0.22%, 3/8/11	7,500	7,500
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health System, 0.22%, 3/8/11	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series E, Hospital Adventist Health Systems (Credit Agricole LOC), 0.25%, 3/8/11	20,000	20,000
Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (BB&T Corp. LOC), 0.26%, 3/8/11	14,155	14,155
Jea, Florida Electric Systems Revenue VRDB, Series A, Sub-Electric Systems (Bank of Montreal LOC), 0.24%, 3/8/11	18,225	18,225

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Florida - 7.3% continued
Lee County Florida Housing Finance Authority Multi-family Housing Revenue Refunding Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.29%, 3/8/11	$11,485	$11,485
Lee County IDA Health Care Facilities Revenue VRDB, Series 1999-B, Shell Point Village Project (Bank of America N.A. LOC), 0.25%, 3/8/11	6,575	6,575
Lee County IDA Health Care Facilities Revenue VRDB, Series 2002, Shell Point Village Projects (Bank of America N.A. LOC), 0.25%, 3/8/11	1,565	1,565
Miami-Dade County Florida Health Facilities Authority Hospital Revenue, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	18,925	18,925
Orange County School Board COPS VRDB, Series 2008-B (AGM Corp. Insured), 0.28%, 3/8/11	6,300	6,300
Orlando Utilities Commission System Revenue VRDB, Series 2008, 0.37%, 3/8/11	8,800	8,800
Palm Beach County Florida Solid Waste Authority Revenue Bonds, 1.00%, 1/12/12	40,000	40,200
Sarasota County Florida Continuing Care Retirement Community Revenue Refunding VRDB, Series 2006, Glenridge Palmer Project (Bank of Scotland PLC LOC), 0.24%, 3/1/11	10,800	10,800
St. Petersburg Florida Health Facilities Authority Revenue VRDB, Series 2005 A-1, Children’s Hospital (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	4,500	4,500
Sunshine State Governmental Financing Commission Florida Revenue VRDB, Series A-1, Miami Dade County Program (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	87,000	87,000
Volusia County Florida Housing Finance Authority Multi-family Housing Revenue Refunding Bonds, Series 2002, Anatole Apartments (FNMA Insured), 0.25%, 3/8/11	5,045	5,045

		454,532

Georgia - 2.4%
Clayton County Georgia Housing Authority Multi-family Housing Revenue Refunding Bonds, Series 1990-A, Huntington Woods (AGM Corp. Insured), 1.04%, 3/8/11	7,530	7,530
Clayton County Georgia Housing Authority Multi-family Housing Revenue Refunding Bonds, Series 1990-F, Ten Oaks Apartments (AGM Corp. Insured), 1.04%, 3/8/11	6,280	6,280
Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-E, Chateau Forest Airports (AGM Corp. Insured), 1.04%, 3/8/11	7,160	7,160
Clayton County Georgia Housing Authority Multifamily Housing Revenue Rivers Edge Development, Series 1985 (FHLMC Gtd.), 0.26%, 3/8/11	1,655	1,655
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (BB&T Corp. LOC), 0.27%, 3/8/11	12,700	12,700
Cobb County Georgia Housing Authority Multi-family Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.26%, 3/8/11	5,290	5,290
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA), 0.29%, 3/8/11	100	100

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Georgia - 2.4% continued
Gainesville & Hall County Georgia Development Authority Revenue VRDB, Series 2003-B, Senior Living Facilities Lanier Village (TD Banknorth, Inc. LOC), 0.20%, 3/1/11	$5,700	$5,700
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.29%, 3/8/11	7,400	7,400
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, 0.26%, 3/8/11	10,000	10,000
Marietta Georgia Housing Authority Multifamily Revenue Refunding Bonds, Housing Wood Glen (FHLMC Insured), 0.27%, 3/8/11	6,665	6,665
Municipal Electric Authority VRDB, Series B, Project 1 (Dexia Credit Local LOC), 0.31%, 3/8/11	30,150	30,150
Municipal Gas Authority Revenue Refunding Bonds, 2.00%, 11/16/11	8,000	8,079
Richmond County Georgia Development Authority Revenue, Series 2008-A, MCG Health, Inc. Project (UBS A.G. LOC), 0.25%, 3/8/11	27,900	27,900
Roswell Georgia Housing Authority Multi-family Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.26%, 3/8/11	5,550	5,550
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, series 2002, Housing Chambrel Roswell (FNMA Gtd.), 0.26%, 3/8/11	3,780	3,780
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.24%, 3/8/11	1,350	1,350

		147,289

Hawaii - 0.1%
Hawaii St. Housing Finance & Development Corp. Multi-family Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.24%, 3/8/11	5,200	5,200

Idaho - 0.4%
Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/11	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	4,800	4,800

		23,800

Illinois - 11.0%
Aurora Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	3,210	3,210
Bridgeview, Illinois G.O. Refunding VRDB, Series 2008 A-2 (Harris Bankcorp, Inc. LOC), 0.28%, 3/8/11	17,500	17,500
Chicago G.O. Refunding VRDB, Series 2007-E, 0.50%, 3/1/11	20,000	20,000
Chicago G.O. Refunding VRDB, Series 2005-D (AGM Corp. Insured), 0.36%, 3/8/11	35,190	35,190
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.21%, 3/1/11	6,680	6,680
Chicago G.O. VRDB, Series 21-B-4, Neighborhoods Alive (The Bank of New York Mellon Corp. LOC), 0.18%, 3/1/11	7,100	7,100
Chicago Transit Authority COPS, (AGM Corp. Insured), 0.36%, 3/8/11(1)	5,670	5,670

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 7 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Illinois - 11.0% continued
Chicago, Illinois Board of Education VRDB, Series 2000-D (AGM Corp. Insured), 0.35%, 3/8/11	$500	$500
Chicago, Illinois Water Revenue VRDB, Second Lien 2000-2 0.19%, 3/1/11	31,200	31,200
Dupage County Illinois Educational Facility Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.23%, 3/8/11	6,600	6,600
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Illinois, (U.S. Bancorp LOC), 0.23%, 3/1/11(1) (2)	19,900	19,900
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 0.27%, 3/8/11	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	6,755	6,755
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank N.A. LOC), 0.23%, 3/8/11	14,700	14,700
Illinois Development Finance Authority Revenue, Series 1998, Subseries 2-2, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.26%, 3/8/11	1,800	1,800
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	845	845
Illinois Development Financial Authority Revenue VRDB, Series A, Evanston Northwestern, 0.20%, 3/1/11	3,370	3,370
Illinois Educational Facilities Authority Revenue Bonds, The Adler Planetarium (FHLB of Boston LOC), 0.23%, 3/8/11	15,100	15,100
Illinois Educational Facilities Authority Revenue VRDB, Series 1999-A, National Louis University (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	11,200	11,200
Illinois Educational Facilities Authority Revenue, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.28%, 3/8/11	8,890	8,890
Illinois Educational Facilities Authority Revenue, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.26%, 3/8/11	6,390	6,390
Illinois Educational Facilities Authority Revenue, Series B, University of Chicago, 0.46%, 5/4/11	18,565	18,565
Illinois Finance Authority Educational Facility Revenue VRDB, Series 2007, Erikson Institute Project (Bank of America N.A. LOC), 0.33%, 3/8/11	6,000	6,000
Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	26,600	26,600
Illinois Finance Authority Revenue Nazareth Academy Project (Harris Bankcorp, Inc. LOC), 0.29%, 3/8/11	5,900	5,900
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris Bankcorp, Inc. LOC), 0.27%, 3/8/11	7,700	7,700
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.23%, 3/8/11	7,470	7,470
Illinois Finance Authority Revenue VRDB, Series 2006-B, Loyola University Health Systems (Harris Bankcorp, Inc. LOC), 0.23%, 3/8/11	22,000	22,000
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.26%, 3/8/11	11,800	11,800

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Illinois - 11.0% continued
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.29%, 3/8/11	$3,000	$3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/11	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2009-E-2, University of Chicago Medical (JPMorgan Chase Bank N.A. LOC), 0.20%, 3/1/11	10,000	10,000
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.28%, 3/8/11	7,815	7,815
Illinois Finance Authority Revenue VRDB, Series C, Clare Oaks (Banco Santander S.A. LOC), 0.39%, 3/8/11	10,680	10,680
Illinois Finance Authority Revenue, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.29%, 3/8/11	10,300	10,300
Illinois Finance Authority Revenue, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	9,000	9,000
Illinois Finance Authority Revenue, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 0.31%, 3/8/11	60,300	60,300
Illinois Financial Authority Revenue Northwestern University, 0.32%, 3/1/11	20,000	20,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996-B, Franciscan Eldercare (Bank of America N.A. LOC), 0.29%, 3/8/11	4,050	4,050
Illinois Municipal Electric Agency Power Supply, (Wells Fargo & Co. Gtd.), 0.26%, 3/8/11(1)	16,105	16,105
Illinois State Toll Highway Authority Revenue VRDB, Series A-1, Senior Priority, 0.38%, 3/8/11	2,200	2,200
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2 0.38%, 3/8/11	120,000	120,000
Illinois State Toll Highway, Authority Toll Highway Revenue Refunding VRDB, Series A-1B (AGM Corp. Insured), 0.29%, 3/3/11	50,000	50,000
Kane County Revenue Bonds, Series A-1B, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.26%, 3/8/11	2,200	2,200
Lake County Illinois Multi-family Housing Revenue VRDB, Series 2008, Whispering Oaks Apartments Project (FHLMC Gtd.), 0.32%, 3/8/11	3,250	3,250
Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museumand Education (Bank of America N.A. LOC), 0.27%, 3/8/11	4,750	4,750
University Illinois University Revenues VRDB, Series 2008, Auxiliary Facilities Systems, 0.26%, 3/8/11	12,095	12,095

		687,365

Indiana - 1.4%
Elkhart County Indiana Multi-family Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.28%, 3/8/11	8,000	8,000
Indiana Board Bank Revenue Advance Funding Program Notes, Series A 2.00%, 1/5/12	15,000	15,186
Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters St. Francis Health (Wells Fargo Bank N.A. LOC), 0.22%, 3/8/11	15,000	15,000
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (BB&T Corp. LOC), 0.27%, 3/8/11	13,800	13,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Indiana - 1.4% continued
Indiana Health & Educational Facility Financing Authority Hospital Revenue, Series 2005-A, Howard Regional Health System Project (Comerica Bank LOC), 0.25%, 3/1/11	$9,200	$9,200
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.28%, 3/8/11	275	275
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002-B, Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.23%, 3/1/11	5,790	5,790
Indiana St. Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Mens Christian Association (Wells Fargo Bank N.A. LOC), 0.85%, 3/8/11	2,600	2,600
Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.26%, 3/8/11	13,000	13,000
Vincennes, Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.35%, 3/8/11	1,700	1,700

		84,551

Iowa - 1.5%
Grinnell Iowa Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.22%, 3/1/11	2,800	2,800
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank National Association LOC), 0.26%, 3/8/11	6,100	6,100
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A. Wesley (Banco Santander S.A. LOC), 0.39%, 3/8/11	20,000	20,000
Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.23%, 3/1/11	4,205	4,205
Iowa Finance Authority, Health Facilities Revenue VRDB, Series B, Iowa Health Systems (JPMorgan Chase Bank N.A. LOC), 0.19%, 3/1/11	14,610	14,610
Iowa Finance Authority, Private College Revenue VRDB, Series 2008, Central College Project, (Wells Fargo Bank N.A. LOC), 0.23%, 3/1/11	11,500	11,500
Iowa Financial Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/11	6,500	6,500
Iowa Higher Education Loan Authority Revenue Private College, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	10,910	10,910
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project, (U.S. Bank N.A. LOC), 0.23%, 3/1/11	3,425	3,425
Iowa Higher Education Loan Authority Revenue VRDB, Series 2000, Private College Facility Loras College Project (Bank of America N.A. LOC), 0.22%, 3/1/11	6,600	6,600
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Private College-Des Moines (U.S. Bancorp LOC), 0.23%, 3/1/11	3,895	3,895

		90,545

Kansas - 0.7%
Kansas St. Development Finance Authority Multi-family Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.26%, 3/8/11	14,800	14,800

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Kansas - 0.7% continued
Kansas St. Development Finance Authority Revenue VRDB, Series 1998-BB, Village Shalom Obligation Group (Banco Santander S.A. LOC), 0.39%, 3/8/11	$9,690	$9,690
Kansas State Development Financial Authority Hospital Revenue VRDB, Series 2004-C, Adventist Health-Sunbelt (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	12,670	12,670
Olathe Kansas Multi-family Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC Gtd.), 0.26%, 3/8/11	7,780	7,780

		44,940

Kentucky - 1.0%
Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.24%, 3/8/11	6,600	6,600
Jefferson County Kentucky Multi-family Revenue Refunding VRDB, Series 2002, Camden Brookside Project (FNMA Insured), 0.25%, 3/8/11	8,900	8,900
Jefferson County Kentucky Multi-family Revenue Refunding VRDB, Series 2002, Housing Camden Meadows Project (FNMA Insured), 0.25%, 3/8/11	8,200	8,200
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (BB&T Corp. LOC), 0.25%, 3/8/11	17,100	17,100
Morehead League of Cities Funding VRDB, Series 2004-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.24%, 3/8/11	8,719	8,719
Warren County Kentucky Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (AGM Corp. Insured), 0.34%, 3/8/11	8,155	8,155
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.24%, 3/8/11	4,300	4,300

		61,974

Louisiana - 2.7%
Ascension Parish Louisiana Industrial Development Board, Inc. Revenue VRDB, Series B, IMTT-Geismar (FHLB of Atlanta LOC), 0.24%, 3/8/11	17,000	17,000
East Baton Rouge Parish Louisiana Industrial Development Board Revenue VRDB, Series B, Exxon Mobil Project, 0.17%, 3/1/11	10,000	10,000
East Baton Rouge Parish Louisiana, Inc. Industrial Development Board Revenue VRDB, Exxonmobil Project, 0.17%, 3/1/11	14,800	14,800
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Nicholls State University, Series B (AGM Corp. Gtd.), 0.36%, 3/8/11	12,380	12,380
Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.27%, 3/8/11	10,635	10,635
Louisiana Public Facilities Authority Multi-family Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.27%, 3/8/11	8,000	8,000
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.26%, 3/8/11	21,300	21,300
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multi-family (FNMA LOC), 0.25%, 3/8/11	8,900	8,900
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB, Series B (FHLBs LOC), 0.26%, 3/8/11	9,000	9,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Louisiana - 2.7% continued
St. James Parish Louisiana PCR Refunding VRDB, Series B, Texaco Project, 0.15%, 3/1/11	$27,520	$27,520
St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, 0.29%, 3/8/11	31,000	31,000

		170,535

Maryland - 1.6%
Maryland St. Community Development Administration Department Housing & Community Development VRDB, Series 2008-G, Multi-family Kirkwood Housing (FHLMC LOC), 0.25%, 3/8/11	8,000	8,000
Maryland St. Community Development Administration Department Housing & Community Development VRDB, Series 2009-A, Multi-family Development Sharp Apartments (FHLMC Insured), 0.25%, 3/8/11	16,950	16,950
Maryland St. Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (BB&T Corp. LOC), 0.26%, 3/8/11	17,005	17,005
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005-B, Adventist Healthcare (M&T Bank Corp. LOC), 0.24%, 3/8/11	13,700	13,700
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital, (BB&T Corp. LOC), 0.26%, 3/8/11	15,000	15,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), 0.24%, 3/8/11	6,925	6,925
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.24%, 3/8/11	840	840
Prince Georges County Maryland Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.24%, 3/8/11	23,800	23,800

		102,220

Massachusetts - 2.1%
Massachusetts St. Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.25%, 3/8/11	10,000	10,000
Massachusetts St. Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (AGM Corp. Insured), 0.33%, 3/8/11	17,585	17,585
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 0.26%, 3/8/11	9,600	9,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 0.25%, 3/8/11	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (TD Banknorth, Inc. LOC), 0.19%, 3/8/11	15,590	15,590
Massachusetts State Development Financial Agency Revenue VRDB, Series 2007, Seashore Point-Deaconess, Inc. (Banco Santander S.A. LOC), 0.38%, 3/8/11	7,650	7,650
Massachusetts State Development Financial Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Banco Santander S.A. LOC), 0.38%, 3/8/11	37,205	37,205
Massachusetts State Development Financing Agency RevenueVRDB, Series U-6E, Boston University (Bank of Nova Scotia LOC), 0.18%, 3/8/11	5,500	5,500
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts, (HSBC Bank USA N.A. LOC), 0.24%, 3/8/11	7,000	7,000

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Massachusetts - 2.1% continued
Massachusetts State Water Resource Authority Refunding VRDB, Series 2008-A, 0.28%, 3/8/11	$10,000	$10,000

		130,130

Michigan - 2.4%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 3/8/11	1,310	1,310
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue, Series 2000 A, Glacier Hills, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 3/8/11	2,430	2,430
Michigan Financial Authority, Series D-1, State Aid Notes, 2.00%, 8/19/11	11,940	12,008
Michigan Financial Authority, Series D-3, State Aid Notes, 2.00%, 8/22/11	10,000	10,076
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Ltd. Obligation, Series 2004, Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	8,000	8,000
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-A, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	18,800	18,800
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-B, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	20,000	20,000
Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Ltd. Obligation-Cleary University Project (Comerica Bank LOC), 0.34%, 3/8/11	4,045	4,045
Michigan St. Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.25%, 3/8/11	7,675	7,675
Michigan St. State Fund Revenue Rest Haven Christian Services (Banco Santander S.A. LOC), 0.39%, 3/8/11	8,585	8,585
Michigan State G.O. Bonds, Series 2010-A, 2.00%, 9/30/11	42,000	42,384
Michigan State Strategic Fund Ltd. Obligation Revenue VRDB, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.29%, 3/8/11	9,500	9,500
Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	2,395	2,395

		147,208

Minnesota - 1.1%
Maple Grove Minnesota Economic Development Revenue, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.23%, 3/8/11	3,320	3,320
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Series 2007 A-II, Children’s Hospital Clinics (AGM Corp. Insured), 0.23%, 3/1/11	6,300	6,300
Minneapolis, Minnesota Student Residence Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 0.27%, 3/8/11	6,655	6,655
Minnesota Agriculture & Economic Development Board Revenue VRDB, Series N-1, Evangelical Lutheran Project, (U.S. Bancorp LOC), 0.25%, 3/8/11	8,700	8,700
Minnesota St. Higher Education Facilities Authority Revenue VRDB, Series 2004-5Z, University St. Thomas (U.S. Bank N.A LOC), 0.26%, 3/8/11	9,850	9,850
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.27%, 3/1/11	4,200	4,200

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 13 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Minnesota - 1.1% continued
Oak Park Heights Minnesota Multi-Family Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.27%, 3/8/11	$7,055	$7,055
Robbinsdale Minnesota Multi-family Revenue Refunding VRDB, Series 2004-C, Housing Copperfield Hill (Bank of America N.A. LOC), 0.27%, 3/8/11	3,500	3,500
Rochester Minnesota G.O. VRDB, Series 07-B, Waste Water, 0.25%, 3/8/11	6,800	6,800
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.27%, 3/8/11	6,135	6,135
St. Paul Minnesota Port Authority District Heating Revenue Refunding Bonds (U.S. Bank N.A. LOC), 0.26%, 3/8/11	4,310	4,310

		66,825

Mississippi - 3.4%
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, SG Resources Mississippi LLC (FHLB of Atlanta LOC), 0.24%, 3/8/11	26,400	26,400
Mississippi Business Finance Corp. Mississippi Revenue Refunding VRDB, Series 2009-B, Renaissance (FHLB of Dallas LOC), 0.26%, 3/8/11	8,050	8,050
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.29%, 3/8/11	12,935	12,935
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.17%, 3/1/11	19,500	19,500
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Series 2007-B, Chevron USA, Inc. Project 0.17%, 3/1/11	17,000	17,000
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Series 2007-C, Chevron USA, Inc. Project 0.17%, 3/1/11	11,200	11,200
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Series 2010-K, Chevron USA, Inc. Project 0.17%, 3/1/11	50,700	50,700
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Series A, Chevron USA, Inc. Project 0.17%, 3/1/11	3,450	3,450
Mississippi Business Finance Corp., Mississippi Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.26%, 3/7/11	5,695	5,695
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.17%, 3/1/11	13,800	13,800
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc., 0.23%, 3/8/11	10,000	10,000
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Series 2007-E, Chevron USA, Inc. Project 0.19%, 3/1/11	9,500	9,500
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Series 2009-B, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.19%, 3/1/11	16,000	16,000
Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB of Atlanta LOC), 0.26%, 3/8/11	5,000	5,000

		209,230

Missouri - 2.2%
Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	18,750	18,750

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Missouri - 2.2% continued
Independence, Missouri IDA Multi-family Housing Revenue Refunding, Series 2005, The Mansions Project (FHLMC LOC), 0.26%, 3/8/11	$14,240	$14,240
Kansas City Missouri IDA Multi-family Housing Revenue Refunding VRDB, Series 1995, Willow Creek Level Apartments (FNMA Insured), 0.29%, 3/8/11	7,895	7,895
Kansas City Missouri IDA Multi-family Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 0.26%, 3/8/11	8,000	8,000
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Coach House South Apartments (FHLMC LOC), 0.26%, 3/8/11	2,500	2,500
Kansas City, Missouri IDA Multi-family Housing Revenue, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.27%, 3/8/11	2,065	2,065
Kansas City, Missouri IDA Revenue VRDB, Series B, K.C. Downtown Redevelopment (JPMorgan Chase Bank N.A. LOC), 0.28%, 3/8/11	12,970	12,970
Missouri St. Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A LOC), 0.23%, 3/1/11	3,100	3,100
Missouri St. Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 0.24%, 3/1/11	3,865	3,865
Missouri St. Health & Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Health Systems (KBC Groep N.V. LOC), 0.30%, 3/8/11	4,985	4,985
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 0.24%, 3/8/11	9,730	9,730
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	10,000	10,000
Missouri State Health & Educational Facilities Authority, Health Facilities Revenue VRDB, Series 2009, Bethesda Health Group, (U.S. Bank N.A. LOC), 0.23%, 3/1/11	2,900	2,900
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.23%, 3/1/11	1,400	1,400
Revenue Bond Certificate Series Trust Variable Rate Certificates, Series 2005-A, South Point Hunters (Wachovia Bank N.A. LOC), 0.41%, 3/8/11(1)	10,575	10,575
Revenue Bond Certificate Series Trust Variable Rate Certificates, Series 2005-B, South Point Hunters (Wachovia Bank N.A. LOC), 0.41%, 3/8/11(1)	8,365	8,365
St. Charles County Missouri IDA Industrial Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.26%, 3/8/11	4,000	4,000
St. Charles County Missouri IDA Industrial Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.26%, 3/8/11	7,180	7,180
St. Louis County Missouri IDA Revenue VRDB, Series A, Friendship Village South County (Bank of America N.A. LOC), 0.25%, 3/8/11	5,615	5,615

		138,135

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 15 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Montana - 0.2%
Montana Facility Finance Authority Revenue VRDB, Series 2006-A, Sister of Charity, 0.21%, 3/1/11	$10,205	$10,205

Nebraska - 0.4%
Central Plains Energy Project Nebgas Project Revenue VRDB, Series 2009, Project No. 2, 0.26%, 3/8/11	24,800	24,800
Nebraska Educational Financial Authority Revenue Refunding Bonds, Series 2008, Creighton University Projects (JPMorgan Chase Bank N.A. LOC), 0.19%, 3/1/11	2,400	2,400

		27,200

Nevada - 0.4%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.23%, 3/8/11	9,300	9,300
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.23%, 3/8/11	5,145	5,145
Las Vegas Valley Nevada Water District Water Improvement, 0.30%, 3/1/11	6,600	6,600
Nevada Housing Division VRDB, Multi-Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.39%, 3/8/11	3,170	3,170

		24,215

New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods At Exeter (Bank of America N.A. LOC), 0.26%, 3/8/11	15,055	15,055
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal At Hanover (FHLB of Boston LOC), 0.26%, 3/8/11	6,545	6,545

		21,600

New Jersey - 0.7%
JPMorgan Chase Putters & Drivers Trust Various States Revenue Notes, 0.24%, 3/1/11(1)	24,900	24,900
New Jersey Economic Development Authority Economic Development Revenue VRDB, Series 2006, Frisch School Project (Banco Santander S.A. LOC), 0.36%, 3/8/11	4,200	4,200
New Jersey Economic Development Authority Revenue Refunding VRDB, Series 2005-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.22%, 3/8/11	6,220	6,220
New Jersey Economic Development Authority Revenue VRDB, Series 2008-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.22%, 3/8/11	800	800
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.22%, 3/8/11	5,500	5,500

		41,620

New Mexico - 0.8%
New Mexico Mortgage Finance Authority Multi-family Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.25%, 3/8/11	8,000	8,000
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDB, Series 2009, 0.26%, 3/8/11	30,000	30,000
Portales New Mexico Student Housing Revenue VRDB, Series 2006-A, Portales LLC (Banco Santander S.A. LOC), 0.70%, 3/8/11	13,380	13,380

		51,380

New York - 4.1%
Eclipse Funding Trust G.O. Bonds, Solar Eclipse New York (U.S. Bancorp LOC), 0.23%, 3/1/11(1)	10,990	10,990
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Series 2008-A 0.33%, 3/8/11	20,900	20,900

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
New York - 4.1% continued
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.28%, 3/8/11	$2,295	$2,295
New York City Municipal Water Financial Authority and Sewer Systems 2nd General Resolution Revenue Bonds, Series 2006 AA-3, 0.33%, 3/8/11	8,500	8,500
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.31%, 3/8/11	7,500	7,500
New York City, New York Industrial Development Agency Civic Facility Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander S.A. LOC), 0.46%, 3/8/11	7,800	7,800
New York G.O. VRDB, Subseries 2008L-4 (U.S. Bank N.A. LOC), 0.15%, 3/1/11	14,000	14,000
New York Liberty Development Corp., Liberty Revenue VRDB, World Trade Center, Series A-2 0.35%, 8/4/11	112,705	112,705
New York State Housing Finance Agency Revenue VRDB, Series 2004-A, 100 Maiden Loan (FNMA Insured), 0.23%, 3/8/11	8,800	8,800
New York State Housing Finance Agency, Affordable Housing Revenue VRDB, Series 2006-A, Clinton Park Housing, Series A (Wells Fargo Bank N.A. LOC), 0.20%, 3/2/11	14,800	14,800
New York State Urban Development Corp. Revenue VRDB, Series A3A, Various State Facilities, 0.31%, 3/8/11	4,000	4,000
New York, New York City Municipal Finance Authority, Series 3811, Water & Sewer Systems Revenue VRDB, 0.19%, 3/1/11	5,000	5,000
New York, New York City Municipal Finance Authority, Water & Sewer Systems Revenue VRDB, 0.15%, 3/1/11	7,700	7,700
Suffolk County New York Industrial Development Agency Civic Facility Revenue VRDB, Series 2006, St. Anthony’s High School Civic (U.S. Bank N.A. LOC), 0.22%, 3/8/11	8,585	8,585
Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander S.A. LOC), 0.38%, 3/8/11	5,750	5,750
Warren & Washington Counties New York Industrial Development Agency Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.28%, 3/8/11	10,845	10,845
Westchester County New York Industrial Development Agency Civic Facility Revenue VRDB, Series 2001, Catharine Field Home (Banco Santander S.A. LOC), 0.38%, 3/8/11	8,225	8,225

		258,395

North Carolina - 3.8%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	6,200	6,200
Durham County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Chesterfield Project, 0.45%, 4/14/11	8,000	8,000
Durham North Carolina Water & Sewer Utility System Revenue VRDB, Series 1994, 0.27%, 3/2/11	700	700
Forsyth County North Carolina Industrial Facilities & PCF Authority Revenue VRDB, Recreation Facilities-YMCA Winston (BB&T Corp. LOC), 0.27%, 3/8/11	12,600	12,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 17 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
North Carolina - 3.8% continued
Greensboro, North Carolina G.O. VRDB, Street Improvement, 0.29%, 3/3/11	$10,000	$10,000
Mecklenburg County North Carolina COPS VRDB, Series 2006, 0.27%, 3/8/11	22,240	22,240
Mecklenburg County North Carolina COPS VRDB, Series 2008-A, 0.52%, 3/8/11	33,490	33,490
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (BB&T Corp. LOC), 0.27%, 3/8/11	10,550	10,550
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (BB&T Corp. LOC), 0.27%, 3/8/11	11,300	11,300
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.25%, 3/8/11	8,000	8,000
North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Educational Facilities- Charlotte Latin (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	2,705	2,705
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 2004-A, Novant Health Group, 0.28%, 3/2/11	7,600	7,600
North Carolina Medical Care Community Health Care Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System, 0.24%, 3/8/11	11,550	11,550
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (BB&T Corp. LOC), 0.23%, 3/8/11	18,085	18,085
North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (BB&T Corp. LOC), 0.26%, 3/8/11	1,860	1,860
North Carolina Medical Care Community Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage-Southminster (Banco Santander S.A. LOC), 0.39%, 3/3/11	1,260	1,260
Raleigh North Carolina Comb Enterprise System Revenue, Series 2011, BB&T Floaters, 0.26%, 3/8/11(1)	10,525	10,525
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series 2005-A, Citgroup Eagle-720053014, 0.26%, 3/8/11(1)	18,400	18,400
Wake County North Carolina G.O. VRDB, Series 2003-C, Public Improvement Bonds, 0.28%, 3/3/11	9,500	9,500
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.25%, 3/8/11	8,400	8,400
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series 2002-C, 0.25%, 3/8/11	21,600	21,600

		234,565

Ohio - 1.8%
Allen County Ohio Hospital Facilities Revenue VRDB, Series C, Catholic Healthcare (Bank of Nova Scotia LOC), 0.18%, 3/1/11	9,000	9,000
Butler County Ohio Healthcare Facilities Revenue, Reform & Improvement - Lifesphere Project (U.S. Bank N.A. LOC), 0.26%, 3/8/11	9,275	9,275
Cleveland County North Carolina Industrial Facilities PCF Authority Revenue VRDB, Series B, Cleveland County Family YMCA (BB&T Corp. LOC), 0.27%, 3/8/11	10,640	10,640

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Ohio - 1.8% continued
Cleveland Ohio Airport System Revenue VRDB, Series 2009-D (KBC Groep N.V. LOC), 0.30%, 3/8/11	$8,000	$8,000
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project, 0.24%, 3/8/11	15,000	15,000
Cuyahoga County Ohio Health Care Facilities Revenue, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC), 0.28%, 3/8/11	8,830	8,830
Franklin County Ohio Hospital Revenue Refunding VRDB, Ohio Healthcare Facilities, 0.25%, 3/7/11	23,000	23,000
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.26%, 3/8/11	23,000	23,000
Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	1,540	1,540
Richland County Ohio Health Care-facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	4,360	4,360

		112,645

Oklahoma - 1.1%
Oklahoma State Turnpike Authority Turnpike Revenue Refunding VRDB, Senior Series B 0.25%, 3/1/11	69,830	69,830
Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, 0.75%, 3/1/11	1,980	1,980

		71,810

Oregon - 1.1%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A LOC), 0.23%, 3/8/11	13,700	13,700
Oregon State Facilities Authority Revenue VRDB, Series 2005-A, Quatama Crossing Housing (FNMA LOC), 0.25%, 3/8/11	9,245	9,245
Oregon State G.O. TANS, Series 2010, 2.00%, 6/30/11	40,000	40,213
Salem, Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.25%, 3/8/11	6,000	6,000

		69,158

Pennsylvania - 3.9%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.25%, 3/8/11	10,505	10,505
Allegheny County Hospital Development Authority Revenue VRDB, Series C, University Pittsburgh Medical Center (PNC Bancorp, Inc. LOC), 0.20%, 3/8/11	6,500	6,500
Allegheny County IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.25%, 3/8/11	4,725	4,725
Allegheny County IDA Revenue VRDB, Education Center Watson (PNC Bancorp, Inc. LOC), 0.25%, 3/8/11	6,000	6,000
Beaver County IDA PCR Refunding VRDB, First Energy (Royal Bank of Scotland N.V. LOC), 0.24%, 3/8/11	14,235	14,235
Beaver County IDA PCR Refunding VRDB, Series 2006, First Energy Generation (Barclays PLC LOC), 0.20%, 3/1/11	6,500	6,500
Beaver County IDA PCR Refunding VRDB, Series 2008 A, First Energy (Bank of Nova Scotia LOC), 0.23%, 3/8/11	12,500	12,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 19 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Pennsylvania - 3.9% continued
Bethlehem Area School District Authority School Revenue VRDB, Series E-12 (Royal Bank of Canada LOC), 0.26%, 3/8/11(1)	$5,000	$5,000
Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006-G, Asbury Obligated Group (KBC Groep N.V. LOC), 0.26%, 3/8/11	8,725	8,725
Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding VRDB, Series 2008-B (TD Banknorth, Inc. LOC), 0.19%, 3/8/11	3,700	3,700
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.24%, 3/8/11	13,770	13,770
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.31%, 3/8/11	1,610	1,610
Lancaster IDA Revenue Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.22%, 3/8/11	9,900	9,900
Lower Merion School District VRDB, Series 2009-B, Capital Project (U.S. Bank N.A. LOC), 0.24%, 3/8/11	6,000	6,000
Montgomery County IDA Retirement Community Revenue VRDB, Acts Retirement Life Community (TD Banknorth, Inc. LOC), 0.18%, 3/1/11	3,150	3,150
Pennsylvania Housing Finance Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation-Foxwood (Bank of America N.A. LOC), 0.25%, 3/8/11	8,000	8,000
Pennsylvania State Higher Educational Facilities Authority College & University Revenues VRDB, Series 2007, Pennsylvania College Optometry (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	7,960	7,960
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series I-4, Association of Independent Colleges (M&T Bank Corp. LOC), 0.26%, 3/8/11	13,600	13,600
Pennsylvania State Turnpike Community Revenue Refunding Bonds, Series A-1, 0.25%, 3/8/11	22,600	22,600
Pennsylvania State Turnpike Community Turnpike Revenue Refunding Bonds, Series A-2, 0.30%, 3/8/11	6,000	6,000
Philadelphia, Pennsylvania School District G.O. Refunding VRDB, Series 2011-F (Barclays PLC LOC), 0.22%, 3/3/11	20,000	20,000
Philadelphia, Pennsylvania School District G.O. Refunding VRDB, Series 2011-G (Wells Fargo Bank N.A. LOC), 0.23%, 3/8/11	25,000	25,000
Southeastern Pennsylvania Transportation Authority Revenue Refunding VRDB, (PNC Bancorp, Inc. LOC), 0.17%, 3/1/11	23,500	23,500
West Cornwall Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.24%, 3/8/11	4,100	4,100

		243,580

South Carolina - 1.0%
Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.27%, 3/8/11(1)	9,115	9,115
Columbia, South Carolina Waterworks and Sewer Systems Revenue VRDB, Series 2009 (U.S. Bank N.A. LOC), 0.19%, 3/1/11	19,720	19,720
Florence County Hospital Revenue VRDB, McLeod Regional Medical Center (Wells Fargo Bank N.A. LOC), 0.25%, 3/2/11	9,400	9,400
Greenville Hospital System Hospital Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	7,700	7,700

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
South Carolina - 1.0% continued
Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-C (AGM Corp. Insured), 0.33%, 3/8/11	$10,200	$10,200
South Carolina Jobs EDA Hospital Revenue Refunding VRDB, Series 2009-C, Anmed Health (BB&T Corp. LOC), 0.25%, 3/8/11	5,000	5,000
South Carolina Jobs EDA Revenue, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.25%, 3/8/11	3,100	3,100

		64,235

South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 0.22%, 3/1/11	7,265	7,265
South Dakota Housing Development Authority VRDB, Series 2009-A, Homeownership Mortgage, 0.23%, 3/8/11	4,900	4,900
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.26%, 3/8/11	4,630	4,630

		16,795

Tennessee - 2.3%
Blount County Public Building Authority VRDB, Series 2008 C-3-A, Local Government Public Improvement, 0.27%, 3/8/11	7,700	7,700
Blount County Public Building Authority VRDB, Series C-1-A, Local Government Public Improvement, 0.27%, 3/3/11	16,650	16,650
Hendersonville Industrial Development Board Multi-family Housing Revenue Refunding VRDB, Series 1998, Windsor Park Project (FNMA Insured), 0.28%, 3/8/11	3,095	3,095
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, 0.26%, 3/8/11	6,570	6,570
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.24%, 3/8/11	8,010	8,010
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC), 0.24%, 3/8/11	16,310	16,310
Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.26%, 3/8/11	17,029	17,029
Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue Refunding Bonds, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.29%, 3/8/11	350	350
Metropolitan Government of Nashville & Davidson County Tennessee, Industrial Development Board Revenue VRDB, Multi-family Housing, Arbor Crest (FNMA LOC), 0.26%, 3/8/11	12,750	12,750
Sevierville, Tennessee Public Building Authority VRDB, Local Government Public Improvement (FHLB of Atlanta LOC), 0.26%, 3/8/11	5,000	5,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 0.28%, 3/8/11	2,900	2,900
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project, (Bank of America N.A. LOC), 0.28%, 3/8/11	9,320	9,320
Tennergy Corp. Gas Revenue VRDB, Series 1260-B (BNP Paribas LOC), 0.31%, 3/8/11(1)	27,625	27,625

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 21 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Tennessee - 2.3% continued
Tennessee State Local Development Authority Revenue Notes, Student Loan Program BANS, 2.00%, 6/24/11	$10,000	$10,049

		143,358

Texas - 11.4%
Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.42%, 3/8/11	9,600	9,600
Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A (Dexia Credit Local LOC), 0.31%, 3/8/11	5,970	5,970
Bexar County Multi-family Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.27%, 3/8/11	2,880	2,880
Bexar County Multi-family Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.26%, 3/8/11	3,500	3,500
Bexar County Revenue Venue Project 0.29%, 3/8/11(1)	2,829	2,829
Brazos County Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.35%, 3/8/11	7,740	7,740
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.42%, 3/8/11	7,700	7,700
City of Houston, Texas (Union Bank N.A. LOC), 0.35%, 3/24/11	33,600	33,600
City of Houston, Texas (Barclays PLC LOC), 0.29%, 3/11/11	17,000	17,000
Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 3/8/11	1,225	1,225
Garland, Texas Independent School District G.O. VRDB, School Building, Series 2004-B (Texas Permanent School Fund Insured), 0.32%, 4/6/11	5,600	5,600
Gulf Coast Waste Disposal Authority of Texas, Pollution Control Revenue Refunding VRDB, Series 1995, Exxon Project, (Exxon Gtd.), 0.17%, 3/1/11	11,200	11,200
Houston Independent School District VRDB, Series 2004, Schoolhouse, 0.25%, 3/8/11	28,130	28,130
Houston Utility System Revenue Refunding Bonds, Series 2010 E-14 (Royal Bank of Canada LOC), 0.26%, 3/8/11(1)	25,000	25,000
Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (BB&T Corp. LOC), 0.28%, 3/8/11(1)	14,575	14,575
JPMorgan Chase Putters & Drivers Trust Various States Revenue Notes, Series 3812, 0.22%, 3/1/11(1) (2)	30,000	30,000
Katy Independent School District G.O. VRDB, Cash Building, 0.27%, 3/8/11	35,300	35,300
Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building, 0.26%, 3/8/11(1)	3,275	3,275
Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building, 0.26%, 3/8/11	570	570
Mansfield Independent School District G.O. VRDB, School Building (Texas Permanent School Fund Gtd.), 0.30%, 3/8/11	11,065	11,065
North Texas Higher Education Authority, Student Loan Revenue VRDB, Series E (Lloyds Banking Group PLC LOC), 0.31%, 3/8/11	35,200	35,200
Nueces County Health Facilities Development Corp. Revenue Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.27%, 3/8/11	10,100	10,100

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Texas - 11.4% continued
Panhandle Regional Multi-family Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.26%, 3/8/11	$7,500	$7,500
Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-B, Motiva Enterprises (Motiva Gtd.), 0.23%, 3/1/11	15,000	15,000
Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-C, Motiva Enterprises (Motiva Gtd.), 0.23%, 3/1/11	15,000	15,000
Port Arthur Navy District Environmental Facilities Revenue Refunding VRDB, Series 2010-C, Motiva Enterprises, 0.23%, 3/1/11	20,400	20,400
Port Arthur Navy District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA, 0.32%, 3/8/11	12,500	12,500
Port Arthur Texas Naval District Environmental Facilities Revenue VRDB, Series A, Motiva Enterprises Project, 0.20%, 3/1/11	11,300	11,300
Port Arthur Texas Navy District, Industrial Development Corp., Exempt Facilities Revenue VRDB, Series 2010-A, Total Petrochemicals, 0.32%, 3/8/11	47,883	47,883
San Antonio Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.26%, 3/8/11	11,250	11,250
State of Texas TRANS, Series 2011 BE, 2.00%, 8/31/11	145,000	146,186
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA Gtd.), 0.26%, 3/8/11	1,465	1,465
Tarrant County Texas Cultural Education Facilities, Finance Corp. Hospital Revenue VRDB, Series 2008-A, Methodist Hospitals of Dallas (JPMorgan Chase Bank N.A. LOC), 0.19%, 3/1/11	10,015	10,015
Tarrant County Texas Cultural Education Facilities, Finance Corp. Revenue VRDB, Series 2008-C, Texas Health Resources, 0.19%, 3/1/11	30,000	30,000
Texas State Department Multi-family Housing & Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.26%, 3/8/11	15,000	15,000
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.48%, 3/8/11	23,000	23,000
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, State Revolving Sub Lien, 0.18%, 3/1/11	19,644	19,644
Travis County Housing Finance Corp. Student Housing Revenue Bonds, College Houses Project (Wachovia Bank N.A. LOC), 0.24%, 3/8/11	10,475	10,475
Tyler Independent School District G.O. VRDB, Series A, School Building, 0.31%, 3/8/11	9,300	9,300

		707,977

Utah - 0.8%
Utah Housing Corp. Multi-family Revenue VRDB, Series 2009-A, Housing Timbergate (FHLMC LOC), 0.28%, 3/8/11	2,625	2,625
Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.30%, 3/8/11	5,500	5,500
Utah St. Board Regents Revenue Refunding VRDB, Hospital University Utah (Wells Fargo Bank N.A. LOC), 0.27%, 3/8/11	2,900	2,900
Utah Transit Authority Sales Tax Revenue VRDB, Series 2006-B (BNP Paribas LOC), 0.16%, 3/1/11	18,900	18,900
Utah Water Finance Agency Revenue VRDB, Series 2008 B-2, 0.26%, 3/8/11	19,300	19,300

		49,225

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 23 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.19%, 3/8/11	$5,620	$5,620
Vermont Housing Finance Agency Student Housing Facilities Revenue VRDB, Series 2004-A, West Block University of Vermont Project (Banco Santander S.A. LOC), 0.70%, 3/8/11	8,075	8,075

		13,695

Virginia - 1.5%
Alexandria, Virginia Industrial Development Authority Revenue Refunding VRDB, Series 2005, Goodwin House, (Wachovia Bank N.A. LOC), 0.20%, 3/1/11	14,550	14,550
Fairfax County Economic Development Authority Revenue Refunding VRDB, Retirement-Greenspring (Wachovia Bank N.A. LOC), 0.27%, 3/8/11	17,670	17,670
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.26%, 3/8/11	5,100	5,100
Hanover County Virginia Economic Development Authority Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank National Association LOC), 0.26%, 3/8/11	9,700	9,700
Lynchburg, Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (BB&T Corp. LOC), 0.27%, 3/8/11	3,535	3,535
University Virginia University Revenues, Series 2006, 0.26%, 3/8/11(1)	12,000	12,000
Virginia College Building Authority Virginia Educational Facilities Revenue VRDB, Series 2009-A, University of Richmond Virginia, 0.40%, 3/1/11	10,085	10,085
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Virginia Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.27%, 3/8/11	20,000	20,000

		92,640

Washington - 2.1%
Everett Washington Public Facilities District Project Revenue VRDB, Series 2007, 1.00%, 3/1/11	10,015	10,015
Washington St. Health Care Facilities Authority Revenue VRDB, Series 2008-B, Southwest Wash Medical Center (Bank of America N.A. LOC), 0.25%, 3/8/11	6,765	6,765
Washington St. Health Care Facilities Authority Revenue VRDB, Series A, Fred Hutchinson (Bank of America N.A. LOC), 0.27%, 3/8/11	21,125	21,125
Washington St. Health Care Facilities Authority Revenue VRDB, Series B, Catholic Health, 0.25%, 3/8/11	22,000	22,000
Washington St. Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank National Association LOC), 0.26%, 3/8/11	8,400	8,400
Washington St. Housing Finance Community Nonprofit Revenue Refunding VRDB, Series 2007, Judson Park Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	7,400	7,400
Washington St. Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/11	4,800	4,800
Washington State G.O., Series B-13, 0.26%, 3/8/11(1)	1,350	1,350
Washington State Health Care Facilities Authority Revenue VRDB, Association Community Migrant Health (U.S. Bank National Association LOC), 0.28%, 3/8/11	1,020	1,020

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Washington - 2.1% continued
Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health Systems (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/11	$3,500	$3,500
Washington State Health Care Facilities Authority VRDB, Swedish Health Services, (Citibank N.A. LOC), 0.24%, 3/8/11	27,530	27,530
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.29%, 3/8/11	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline At First Hill Project (Bank of America N.A. LOC), 0.24%, 3/8/11	1,010	1,010
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Kenney Home Project (Banco Santander S.A. LOC), 0.39%, 3/8/11	8,810	8,810

		129,725

West Virginia - 0.8%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue VRDB, Series 2009-A, Appalachian Power Co. (Royal Bank of Scotland PLC LOC), 0.28%, 3/8/11	6,000	6,000
West Virginia St. Hospital Finance Authority Hospital Revenue VRDB, Series 2008-A, Ref & Improvement - Cabell Hospital (BB&T Corp. LOC), 0.27%, 3/8/11	23,480	23,480
West Virginia St. Hospital Finance Authority Hospital Revenue VRDB, Series 2008-B, Ref & Improvement - Cabell Hospital (BB&T Corp. LOC), 0.27%, 3/8/11	18,475	18,475

		47,955

Wisconsin - 3.1%
La Crosse Development Revenue VRDB, Series 2008, University Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.35%, 3/8/11	6,300	6,300
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project, (U.S. Bank National Association LOC), 0.26%, 3/8/11	995	995
Public Finance Authority Wisconsin Multi-family Housing Revenue Refunding VRDB, Kendall Court Apartments Project, (FNMA Gtd.), 1.00%, 3/8/11	11,450	11,450
Wisconsin Health & Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	10,000	10,000
0.42%, 9/1/11	20,000	20,000
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	3,105	3,105
Wisconsin St. Health & Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute Torah Study, Inc. (Harris Bankcorp, Inc. LOC), 0.22%, 3/8/11	2,950	2,950
Wisconsin St. Health & Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospitals (U.S. Bank National Association LOC), 0.23%, 3/8/11	9,010	9,010
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/11	3,065	3,065
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Series 2001-B, Newcastle Place Project (Bank of America N.A. LOC), 0.24%, 3/8/11	10,310	10,310

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Wisconsin - 3.1% continued
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank National Association LOC), 0.22%, 3/1/11	$1,115	$1,115
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Series 2006-C, Aurora Health Care (U.S. Bank National Association LOC), 0.24%, 3/1/11	33,900	33,900
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Series B, Froedtert & Community Health (U.S. Bank National Association LOC), 0.18%, 3/1/11	10,000	10,000
Wisconsin State G.O. Bonds TRANS, Series 2010, Operating Note, 2.00%, 6/15/11	30,000	30,131
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.37%, 3/8/11	3,240	3,240
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Groep N.V. LOC), 0.28%, 3/8/11	3,150	3,150
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Capital Lakes, Inc. (U.S. Bank National Association LOC), 0.28%, 3/8/11	10,025	10,025
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009-A, Froedtert & Community Health (U.S. Bank National Association LOC), 0.24%, 3/8/11	5,000	5,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series 2009, Mercy Alliance, Inc. (U.S. Bank National Association LOC), 0.23%, 3/8/11	22,000	22,000

		195,746

Municipal States Pooled Securities - 2.4%
BB&T Municipal Trust Various States, Series 1039 (BB&T Corp. LOC), 0.34%, 3/8/11	23,895	23,895
Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates, 0.33%, 3/8/11(3)	19,105	19,105
0.31%, 3/8/11(3)	18,985	18,985
0.31%, 3/8/11(3)	33,715	33,715
0.31%, 3/8/11(3)	38,355	38,355
RBC Municipal Products, Inc. Trust Various States Revenue Bonds, Series E-18 (Royal Bank of Canada LOC), 0.26%, 3/8/11(1) (2)	16,000	16,000

		150,055

Total Municipal Investments (Cost $6,167,398)		6,167,398

Total Investments - 99.0% (Cost $6,167,398)(4)		6,167,398

Other Assets less Liabilities - 1.0%		60,157

NET ASSETS - 100.0%		$6,227,555

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security has been deemed illiquid. At February 28, 2011, the value of this restricted illiquid security amounted to approximately $65,900,000 or 1.1% of net assets. Additional information on this restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Illinois,
0.23%, 3/1/11	1/19/11	$19,900

JPMorgan Chase Putters & Drivers Trust Various States Revenue Notes,
0.22%, 3/1/11	11/29/10	30,000

RBC Municipal Products, Inc. Trust Various States Revenue Bonds,
0.26%, 3/8/11	1/6/11	16,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continues to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $6,167,398.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

At February 28, 2011, the industry sectors for the Municpal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	17.8%
Educational Services	12.7
Executive, Legislative and General Government	19.0
General Medical, Surgical and Nursing and Personal Care	6.7
Health Services and Residential Care	15.1
Urban and Community Development, Housing Programs and Social Services	12.6
All other sectors less than 5%	16.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market price in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuatuions based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$6,167,398	(1)	$—	$6,167,398

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 27 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.1%
Auto Receivables - 0.1%
Chrysler Financial Auto Securitization, Series
2010-A, Class A1,
0.57%, 10/11/11(1)	$5,658	$5,658

Total Asset-Backed Securities (Cost $5,658)		5,658

CERTIFICATES OF DEPOSIT - 32.2%
Non-U.S. Depository Institutions - 31.8%
Australia & New Zealand Bank, 0.31%, 5/12/11	35,000	35,000
0.34%, 5/26/11	10,000	10,000
0.33%, 8/9/11	4,550	4,550
0.33%, 8/10/11	5,460	5,460
Bank of Montreal, Chicago Branch, 0.27%, 3/1/11	75,000	75,000
0.22%, 3/14/11	22,945	22,945
0.34%, 3/25/11, FRCD	10,000	10,000
Bank of Nova Scotia, Houston, 0.22%, 3/1/11, FRCD	30,000	30,000
0.24%, 3/1/11, FRCD	12,000	12,000
0.31%, 3/1/11, FRCD	12,000	12,000
0.33%, 3/1/11, FRCD	20,000	20,000
0.27%, 3/7/11	10,000	10,000
0.35%, 6/1/11	25,000	25,000
Barclays Bank PLC, New York Branch, 0.35%, 3/7/11, FRCD	43,000	43,000
0.35%, 7/18/11	25,000	25,000
0.54%, 8/1/11	18,200	18,200
BNP Paribas S.A., Chicago Branch, 0.51%, 3/2/11, FRCD	25,000	25,000
0.36%, 3/14/11	15,000	15,000
BNP Paribas S.A., London Branch, 0.41%, 5/16/11	25,000	25,000
Commonwealth Bank of Australia, London Branch, 0.28%, 4/26/11	20,000	20,000
Credit Agricole CIB, New York, 0.33%, 5/2/11	50,000	50,000
Credit Agricole S.A., London Branch, 0.34%, 5/3/11	10,000	10,000
0.42%, 5/3/11	17,405	17,407
0.45%, 5/20/11	5,000	5,000
Credit Industriel Et Commercial, 0.40%, 5/19/11	10,000	10,000
Credit Industriel Et Commercial, New York, 0.40%, 5/17/11	9,350	9,350
Credit Suisse, New York, 0.29%, 3/29/11	30,000	30,000
Deutsche Bank, New York Branch, 0.29%, 3/9/11	20,000	20,000
0.29%, 3/29/11	10,000	10,000
0.30%, 5/2/11	40,000	40,000
DNB Norway Bank A.S.A., New York Branch, 0.27%, 5/17/11	10,000	10,000
HSBC Bank PLC, London, 0.33%, 5/19/11	25,000	25,000
0.35%, 8/15/11	25,000	25,000
Lloyds Bank PLC, 0.55%, 5/2/11, FRCD	40,000	40,000
Mitsubishi UFJ Financial Group, Inc., 0.31%, 4/4/11	35,000	35,000
National Australia Bank, London Branch, 0.43%, 6/6/11	28,970	28,970
0.40%, 6/30/11	7,000	7,000
0.35%, 7/20/11	40,000	40,000
National Australia Bank, New York Branch, 0.29%, 3/6/11, FRCD	10,000	10,000
0.30%, 3/15/11, FRCD	20,000	20,000
0.29%, 3/23/11, FRCD	30,000	30,000
Nordea Bank Finland, New York, 0.28%, 3/29/11	5,000	5,000
0.28%, 3/31/11	45,000	45,000
0.35%, 7/25/11	8,000	8,000
0.37%, 8/1/11	20,000	20,000
Rabobank Nederland N.V., New York Branch, 0.33%, 3/7/11	10,000	10,000
0.28%, 3/21/11, FRCD	50,000	50,000
0.33%, 3/31/11	17,000	17,000
0.37%, 8/11/11	10,000	10,000
Royal Bank of Canada, New York Branch, 0.31%, 3/7/11	10,000	10,000
Royal Bank of Scotland, Stamford CT Branch, 0.45%, 4/25/11, FRCD	30,000	30,000
0.51%, 8/15/11	10,000	10,000
0.51%, 8/16/11	20,000	20,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.2% continued
Non-U.S. Depository Institutions - 31.8% continued
Societe Generale, London Branch, 0.37%, 3/1/11	$10,000	$10,000
0.38%, 4/13/11	25,000	25,000
0.40%, 5/3/11	10,000	10,000
0.38%, 5/25/11	15,000	15,000
Societe Generale, New York Branch, 0.36%, 5/9/11, FRCD	14,000	14,000
Svenska Handelsbanken, New York 0.27%, 3/7/11	15,000	15,000
0.28%, 3/14/11	30,000	30,000
0.28%, 5/10/11	8,000	8,000
Toronto Dominion Bank, 0.33%, 3/28/11, FRCD	5,000	5,000
Toronto Dominion Bank, New York, 0.26%, 3/10/11, FRCD	25,000	25,000
0.34%, 3/14/11, FRCD	10,000	10,000
0.30%, 5/10/11	10,000	10,000
UBS A.G., Stamford, 0.29%, 5/27/11	15,000	15,000
Westpac Banking Corp., New York, 0.25%, 3/1/11, FRCD	30,000	30,000
0.27%, 3/1/11, FRCD	40,000	40,000
0.33%, 3/1/11, FRCD	20,000	20,000
0.36%, 3/1/11, FRCD	17,000	17,000

		1,449,882

U.S. Depository Institutions - 0.4%
Bank of America N.A., New York Branch, 0.32%, 4/25/11	16,970	16,970

Total Certificates of Deposit (Cost $1,466,852)		1,466,852

COMMERCIAL PAPER - 15.0%
Foreign Agency and Regional Governments - 1.3%
Caisse Damortissement De La Dette, 0.45%, 5/2/11	14,485	14,474
KFW, 0.33%, 7/19/11	19,995	19,969
Societe De Prise Participation DeL’Etat, 0.32%, 3/24/11	10,000	9,998
0.30%, 4/7/11	15,000	14,995

		59,436

Multi-Seller Conduits - 12.7%
Alpine Securitization, 0.25%, 3/7/11	27,885	27,884
0.25%, 3/18/11	50,000	49,994
Amsterdam Funding Corp., 0.28%, 5/16/11	10,000	9,994
0.29%, 5/23/11	20,000	19,987
Chariot Funding LLC, 0.25%, 4/12/11	17,945	17,939
Charta Corp., 0.25%, 3/1/11	6,835	6,835
0.25%, 3/7/11	10,495	10,494
0.27%, 3/23/11	5,095	5,094
0.29%, 4/19/11	6,825	6,822
CRC Funding LLC, 0.29%, 4/6/11	14,635	14,631
0.29%, 4/19/11	7,645	7,642
0.29%, 4/26/11	4,875	4,873
Fairway Finance Company LLC, 0.27%, 3/8/11	16,368	16,367
Gemini Securitization, 0.30%, 5/23/11	15,000	14,990
Gotham Funding Corp., 0.28%, 3/7/11	8,740	8,739
0.27%, 3/10/11	11,155	11,154
0.25%, 3/15/11	4,965	4,965
0.28%, 3/16/11	8,665	8,664
Govco LLC, 0.29%, 3/14/11	11,390	11,389
0.30%, 4/7/11	4,805	4,803
0.29%, 4/18/11	15,330	15,324
0.29%, 4/25/11	4,875	4,873
0.30%, 5/3/11	9,490	9,485
0.30%, 5/4/11	10,000	9,995
0.29%, 5/11/11	9,235	9,230
Jupiter Securitization Company LLC, 0.25%, 4/12/11	21,950	21,943
Kells Funding LLC, 0.32%, 4/19/11	65,000	64,972
0.32%, 4/20/11	12,000	11,995
Regency Markets, Inc., 0.25%, 3/15/11	25,550	25,548
Salisbury Receivables Company LLC, 0.28%, 4/12/11	5,000	4,998
0.30%, 4/20/11	25,000	24,990

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 15.0% continued
Multi-Seller Conduits - 12.7% continued
Sheffield Receivables Corp., 0.29%, 3/25/11	$10,000	$9,998
0.29%, 5/12/11	7,640	7,636
0.30%, 5/20/11	25,000	24,983
Surrey Funding Corp., 0.26%, 3/23/11	6,505	6,504
Tasman Funding, Inc., 0.35%, 4/7/11	6,485	6,483
0.34%, 5/6/11	4,745	4,742
Victory Receivables Corp., 0.27%, 3/10/11	2,755	2,755
0.25%, 3/11/11	9,345	9,344
0.27%, 3/14/11	9,270	9,269
0.26%, 3/29/11	10,405	10,403
0.28%, 4/11/11	12,855	12,851
Windmill Funding Corp., 0.29%, 6/1/11	4,835	4,831

		576,412

Non-U.S. Depository Institutions - 1.0%
Australia & New Zealand Bank, 0.36%, 5/31/11	5,000	4,995
Commonwealth Bank of Australia,
London Branch, 0.26%, 3/7/11	20,000	20,000
Royal Bank of Scotland PLC, 0.52%, 8/1/11	20,000	19,957

		44,952

Total Commercial Paper (Cost $680,800)		680,800

CORPORATE NOTES/BONDS - 6.0%
Foreign Agency and Regional Governments - 1.4%
Eksportfinans, 0.32%, 3/2/11, FRN	15,000	15,000
0.33%, 3/28/11, FRN	8,800	8,800
5.13%, 10/26/11	2,795	2,878
KFW, 1.88%, 3/15/11	26,920	26,935
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(1) (2)	8,030	8,030

		61,643

General Merchandise Stores - 1.0%
Wal-Mart Stores, 5.48%, 6/1/11	45,000	45,540
Non-U.S. Depository Institutions - 0.8%
Australia & New Zealand Bank, 0.52%, 4/25/11, FRN(1) (2)	10,000	10,020
5.13%, 11/14/11	7,824	8,071
Westpac Banking Corp., 0.30%, 3/2/11, FRN(1)	20,000	20,000

		38,091

Supranational - 2.8%
European Investment Bank, 3.25%, 10/14/11	20,000	20,361
International Bank for Reconstruction & Development, 0.31%, 3/13/11, FRN	45,000	45,000
0.73%, 6/10/11	20,000	20,000
International Finance Corp., 0.27%, 3/15/11, FRN	40,000	40,000

		125,361

Total Corporate Notes/Bonds (Cost $270,635)		270,635

EURODOLLAR TIME DEPOSITS - 19.1%
Non-U.S. Depository Institutions - 12.9%
Credit Agricole S.A., London Branch, 0.22%, 3/1/11	84,545	84,545
0.22%, 3/2/11	44,040	44,040
0.22%, 3/3/11	63,675	63,675
Danske Bank, Copenhagen, 0.22%, 3/1/11	44,500	44,500
0.22%, 3/2/11	44,040	44,040
0.23%, 3/3/11	45,480	45,480
DNB Norway Bank A.S.A., Oslo Branch, 0.20%, 3/1/11	53,400	53,400
0.19%, 3/2/11	44,040	44,040
HSBC Bank PLC, Paris, 0.20%, 3/1/11	150,000	150,000
Ing Bank N.V., Grand Cayman, 0.24%, 3/16/11	15,000	15,000

		588,720

U.S. Depository Institutions - 6.2%
Bank of America N.A., Toronto Branch, 0.20%, 3/1/11	105,000	105,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 19.1% continued
U.S. Depository Institutions - 6.2% continued
Citibank, Bahamas, 0.19%, 3/1/11	$175,000	$175,000

		280,000

Total Eurodollar Time Deposits (Cost $868,720)		868,720

U.S. GOVERNMENT AGENCIES - 16.0%(3)
Federal Farm Credit Bank - 2.3%
FFCB FRN, 0.19%, 3/1/11	40,000	39,998
0.25%, 3/1/11	20,000	19,991
0.29%, 3/20/11	27,000	26,992
0.18%, 3/28/11	20,000	20,000

		106,981

Federal Home Loan Bank - 10.5%
FHLB Bonds, 0.50%, 5/5/11	20,000	19,999
4.88%, 11/18/11	20,000	20,655
0.40%, 12/9/11	50,000	49,994
0.45%, 12/14/11	7,945	7,945
0.50%, 12/28/11	20,000	20,000
0.50%, 12/29/11	11,280	11,280
0.45%, 3/2/12	25,000	25,000
0.45%, 3/6/12	16,575	16,575
0.50%, 3/6/12	8,905	8,905
0.46%, 3/14/12	4,675	4,675
FHLB Discount Notes, 0.51%, 5/17/11	12,000	11,987
FHLB FRN, 0.25%, 3/1/11	175,000	174,996
0.30%, 3/1/11	50,000	50,000
0.17%, 3/28/11	30,000	29,996
0.27%, 5/7/11	25,000	24,993

		477,000

Federal Home Loan Mortgage Corporation - 2.3%
FHLMC Discount Notes, 0.29%, 4/26/11	15,000	14,993
FHLMC FRN, 0.22%, 3/19/11	40,000	39,986
0.23%, 3/26/11	20,000	19,993
0.22%, 5/4/11	30,000	30,000

		104,972

Federal National Mortgage Association - 0.9%
FNMA FRN, 0.17%, 3/11/11	25,000	24,994
0.28%, 3/23/11	15,000	14,996

		39,990

Total U.S. Government Agencies (Cost $728,943)		728,943

U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bills - 0.1%
0.45%, 4/7/11	5,000	4,998

U.S. Treasury Notes - 3.8% 0.88%, 3/31/11	15,000	15,005
0.88%, 5/31/11	8,000	8,009
4.88%, 5/31/11	32,000	32,354
1.00%, 8/31/11	20,000	20,066
1.00%, 10/31/11	20,000	20,094
4.63%, 10/31/11	15,000	15,437
1.13%, 12/15/11	7,000	7,046
0.88%, 1/31/12	30,000	30,153
0.88%, 2/29/12	5,000	5,025
4.63%, 2/29/12	20,000	20,853

		174,042

Total U.S. Government Obligations (Cost $179,040)		179,040

Investments, at Amortized Cost ($4,200,648)		4,200,648

REPURCHASE AGREEMENTS - 13.3%
Repurchase Agreements - 13.3%(4)
Bank of America Securities LLC, dated 2/28/11, repurchase price $150,001 0.20%, 3/1/11	150,000	150,000
Citigroup Global Markets, Inc., dated 2/28/11, repurchase price $155,278 0.21%, 3/1/11	155,277	155,277
Deutsche Bank Securities, Inc., dated 2/28/11, repurchase price $100,001 0.20%, 3/1/11	100,000	100,000
HSBC Securities (USA), Inc., dated 2/28/11, repurchase price $100,001 0.19%, 3/1/11	100,000	100,000

PRIME OBLIGATIONS PORTFOLIO     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 13.3% continued
Repurchase Agreements - 13.3%(4) continued
JPMorgan Securities Inc., dated 2/28/11, repurchase price $100,001 0.20%, 3/1/11	$100,000	$100,000

		605,277

Total Repurchase Agreements (Cost $605,277)		605,277

Total Investments - 105.6% (Cost $4,805,925)(5)		4,805,925

Liabilities less Other Assets - (5.6)%		(256,939)

NET ASSETS - 100.0%		$4,548,986

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $18,050,000 or 0.4% of net assets. Additional information on these restricted, illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Bank, 0.52%, 4/25/11	2/16/11	$10,020
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12	2/16/11	8,030

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$301,423	1.80% - 6.24%	1/1/14 -12/1/47
FHLMC	$219,013	2.19% - 7.00%	9/1/33 - 8/1/40
U.S. TREASURY BOND	$102,001	4.50%	5/15/38

(5)	The cost for federal income tax purposes was $4,805,925.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$4,805,925	(1)	$—	$4,805,925

(1)	Classifications as defined in the Schedule of Investments.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 0.2%
Auto Receivables - 0.2%
Chrysler Financial Auto Securitization, Series 2010-A, Class A1, 0.57%, 10/11/11(1)	$1,866	$1,866

Total Asset-Backed Securities (Cost $1,866)		1,866

CERTIFICATES OF DEPOSIT - 30.1%
Non-U.S. Depository Institutions - 29.3%
Australia & New Zealand Bank, 0.31%, 5/12/11	10,000	10,000
0.34%, 5/26/11	7,000	7,000
0.33%, 8/9/11	1,130	1,130
0.33%, 8/10/11	1,355	1,355
Bank of Montreal, Chicago Branch, 0.25%, 3/8/11	5,000	5,000
0.22%, 3/14/11	6,105	6,105
0.34%, 3/25/11, FRCD	2,000	2,000
Bank of Nova Scotia, Houston, 0.22%, 3/1/11, FRCD	10,000	10,000
0.24%, 3/1/11, FRCD	8,000	8,000
0.31%, 3/1/11, FRCD	2,000	2,000
0.33%, 3/1/11, FRCD	7,000	7,000
Barclays Bank PLC, New York Branch, 0.35%, 3/7/11, FRCD	12,000	12,000
0.54%, 8/1/11	11,100	11,100
BNP Paribas S.A., London Branch, 0.41%, 5/16/11	5,000	5,000
Commonwealth Bank of Australia,
London Branch, 0.28%, 4/26/11	10,000	10,000
Credit Agricole CIB, New York, 0.33%, 5/2/11	5,000	5,000
Credit Industriel Et Commercial, 0.40%, 5/19/11	5,000	5,000
Credit Industriel Et Commercial, New York, 0.40%, 5/17/11	2,400	2,400
Deutsche Bank, New York Branch, 0.29%, 3/9/11	5,000	5,000
DNB Norway Bank A.S.A., New York Branch, 0.27%, 3/21/11	5,000	5,000
HSBC Bank PLC, London, 0.33%, 5/19/11	10,000	10,000
0.35%, 8/15/11	15,000	15,000
Lloyds Bank PLC, 0.55%, 5/2/11, FRCD	10,000	10,000
Mitsubishi UFJ Financial Group, Inc., 0.31%, 4/4/11	5,000	5,000
National Australia Bank, London Branch, 0.40%, 6/30/11	3,000	3,000
0.35%, 7/20/11	5,000	5,000
National Australia Bank, New York Branch, 0.29%, 3/6/11, FRCD	5,000	5,000
0.30%, 3/15/11, FRCD	5,000	5,000
0.29%, 3/23/11, FRCD	5,000	5,000
Nordea Bank Finland, New York, 0.28%, 3/31/11	10,000	10,000
Rabobank Nederland N.V., New York Branch, 0.33%, 3/7/11	2,000	2,000
0.28%, 3/21/11, FRCD	3,000	3,000
0.33%, 3/31/11	15,000	15,000
0.34%, 4/1/11	10,000	10,000
0.37%, 8/11/11	5,000	5,000
Royal Bank of Canada, New York Branch, 0.35%, 3/1/11, FRCD	5,000	5,000
0.31%, 3/7/11	5,000	5,000
Royal Bank of Scotland, Stamford CT Branch, 0.45%, 4/25/11, FRCD	10,000	10,000
0.51%, 8/15/11	5,000	5,000
Societe Generale, London Branch, 0.40%, 5/3/11	13,000	13,000
0.38%, 5/25/11	5,000	5,000
Svenska Handelsbanken, New York 0.27%, 3/7/11	10,000	10,000
0.28%, 5/10/11	2,000	2,000
Toronto Dominion Bank, New York, 0.26%, 3/10/11, FRCD	10,000	10,000
0.34%, 3/14/11, FRCD	2,000	2,000
0.30%, 5/10/11	3,000	3,000
UBS A.G., Stamford, 0.29%, 5/27/11	15,000	15,000
Westpac Banking Corp., New York, 0.25%, 3/1/11, FRCD	10,000	10,000
0.27%, 3/1/11, FRCD	10,000	10,000

		333,090

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT   1  LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.1% continued
U.S. Depository Institutions - 0.8%
Bank of America N.A.,
0.31%, 3/21/11	$5,000	$5,000
Bank of America N.A., New York Branch,
0.32%, 4/25/11	4,100	4,100

		9,100

Total Certificates of Deposit (Cost $342,190)		342,190

COMMERCIAL PAPER - 16.3%
Foreign Agency and Regional Governments - 2.9%
Caisse Damortissement De La Dette,
0.45%, 5/2/11	3,620	3,617
KFW,
0.33%, 7/19/11	4,345	4,339
Societe De Prise Participation DeL’Etat,
0.32%, 3/24/11	10,000	9,998
0.32%, 3/29/11	10,000	9,998
0.30%, 4/7/11	5,000	4,999

		32,951

Multi-Seller Conduits - 13.4%
Alpine Securitization,
0.25%, 3/7/11	6,605	6,605
0.25%, 3/18/11	10,000	9,999
Amsterdam Funding Corp.,
0.28%, 5/16/11	5,000	4,997
0.29%, 5/23/11	10,000	9,993
Chariot Funding LLC,
0.25%, 4/12/11	4,775	4,774
Charta Corp.,
0.25%, 3/1/11	1,695	1,695
0.29%, 4/19/11	1,685	1,684
CRC Funding LLC,
0.29%, 4/6/11	3,540	3,539
0.29%, 4/26/11	1,200	1,199
Gemini Securitization,
0.30%, 5/23/11	10,000	9,993
0.30%, 5/24/11	5,000	4,996
Gotham Funding Corp.,
0.28%, 3/7/11	1,850	1,850
0.27%, 3/10/11	2,820	2,820
0.25%, 3/15/11	1,395	1,395
Govco LLC,
0.29%, 3/14/11	2,795	2,795
0.30%, 4/7/11	1,190	1,190
0.29%, 4/25/11	1,200	1,199
0.30%, 5/3/11	2,420	2,419
0.30%, 5/4/11	3,000	2,998
0.29%, 5/11/11	2,450	2,449
Jupiter Securitization Company LLC,
0.25%, 4/12/11	5,840	5,838
Kells Funding LLC,
0.30%, 3/17/11	10,000	9,999
0.30%, 3/18/11	1,480	1,480
0.32%, 4/19/11	3,000	2,999
0.32%, 4/20/11	3,000	2,999
Old Line Funding LLC,
0.27%, 3/14/11	5,000	4,999
Regency Markets, Inc.,
0.25%, 3/15/11	7,190	7,189
Salisbury Receivables Company LLC,
0.30%, 4/20/11	5,000	4,998
Sheffield Receivables Corp.,
0.28%, 5/19/11	10,000	9,994
0.30%, 5/20/11	10,000	9,993
Tasman Funding, Inc.,
0.35%, 4/7/11	1,640	1,639
Victory Receivables Corp.,
0.27%, 3/10/11	695	695
0.25%, 3/11/11	2,560	2,560
0.27%, 3/14/11	2,500	2,500
0.26%, 3/29/11	2,760	2,759
0.28%, 4/11/11	3,420	3,419
		152,649

Total Commercial Paper (Cost $185,600)		185,600

CORPORATE NOTES/BONDS - 5.1%
Foreign Agency and Regional Governments - 1.1%
Eksportfinans,
0.33%, 3/28/11, FRN	2,500	2,500
5.13%, 10/26/11	920	947
KFW,
1.88%, 3/15/11	7,070	7,074
Network Rail Infrastructure Finance PLC,

0.54%, 3/16/12(1) (2)	2,260	2,260

		12,781

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.1% continued
General Merchandise Stores - 0.9%
Wal-Mart Stores, 5.48%, 6/1/11	$10,000	$10,120

Non-U.S. Depository Institutions - 1.3%
Australia & New Zealand Bank, 0.52%, 4/25/11, FRN (1) (2)	5,000	5,010
5.13%, 11/14/11	4,345	4,481
Westpac Banking Corp., 0.30%, 3/2/11, FRN (1)	5,000	5,000

		14,491

Supranational - 1.8%
European Investment Bank, 3.25%, 10/14/11	5,000	5,090
International Bank for Reconstruction & Development, 0.31%, 3/13/11, FRN	5,000	5,000
International Finance Corp., 0.27%, 3/15/11, FRN	10,000	10,000

		20,090

Total Corporate Notes/Bonds (Cost $57,482)		57,482

EURODOLLAR TIME DEPOSITS - 19.1%
Non-U.S. Depository Institutions - 14.7%
Credit Agricole S.A., London Branch, 0.22%, 3/1/11	24,155	24,155
0.22%, 3/2/11	11,475	11,475
0.22%, 3/3/11	16,085	16,085
Danske Bank, Copenhagen, 0.22%, 3/1/11	12,710	12,710
0.22%, 3/2/11	11,475	11,475
0.23%, 3/3/11	11,490	11,490
DNB Norway Bank A.S.A., Oslo Branch, 0.20%, 3/1/11	15,255	15,255
0.19%, 3/2/11	11,475	11,475
HSBC Bank PLC, Paris, 0.20%, 3/1/11	25,000	25,000
Ing Bank N.V., Grand Cayman, 0.24%, 3/16/11	5,000	5,000
Royal Bank of Canada, Toronto, 0.18%, 3/1/11	23,241	23,241

		167,361

U.S. Depository Institutions - 4.4%
Citibank, Bahamas, 0.19%, 3/1/11	50,000	50,000

Total Eurodollar Time Deposits (Cost $217,361)		217,361

U.S. GOVERNMENT AGENCIES - 18.9%(3)
Federal Farm Credit Bank - 2.9%
FFCB FRN, 0.19%, 3/1/11	25,000	24,999
0.25%, 3/1/11	5,000	4,998
0.29%, 3/20/11	3,000	2,999

		32,996

Federal Home Loan Bank - 11.2%
FHLB Bonds, 0.50%, 5/5/11	5,000	4,999
4.88%, 11/18/11	10,000	10,328
0.40%, 12/9/11	10,000	9,998
0.50%, 12/28/11	1,000	1,000
0.45%, 3/6/12	3,975	3,975
0.50%, 3/6/12	2,110	2,110
0.46%, 3/14/12	1,280	1,280
FHLB Discount Note, 0.51%, 5/17/11	3,000	2,997
FHLB FRN, 0.25%, 3/1/11	60,000	59,999
0.30%, 3/1/11	10,000	10,000
0.17%, 3/28/11	10,000	9,998
0.27%, 5/7/11	10,000	9,997

		126,681

Federal Home Loan Mortgage Corporation - 3.5%
FHLMC Discount Note, 0.29%, 4/26/11	10,000	9,995
FHLMC FRN, 0.22%, 3/19/11	10,000	9,997
0.23%, 3/26/11	10,000	9,996
0.22%, 5/4/11	10,000	10,000

		39,988

Federal National Mortgage Association - 1.3%
FNMA Discount Notes,
0.51%, 3/28/11	5,000	4,998
0.51%, 3/29/11	5,000	4,998

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.9%(3) continued
Federal National Mortgage Association - 1.3% continued
FNMA FRN,
0.28%, 3/23/11	$5,000	$4,999

		14,995

Total U.S. Government Agencies (Cost $214,660)		214,660

U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Notes - 4.7%
0.88%, 3/31/11	5,000	5,002
0.88%, 5/31/11	3,000	3,003
1.00%, 8/31/11	13,000	13,043
1.00%, 10/31/11	5,000	5,024
4.63%, 10/31/11	5,000	5,145
1.13%, 12/15/11	6,000	6,039
0.88%, 1/31/12	8,000	8,041
0.88%, 2/29/12	3,000	3,015
4.63%, 2/29/12	5,000	5,213

		53,525

Total U.S. Government Obligations (Cost $53,525)		53,525

MUNICIPAL INVESTMENTS - 1.0%
Oregon - 1.0%
Lincoln City Senior Living LLC, (Federal Home Loan Bank of San Francisco LOC), 0.42%, 3/8/11	11,550	11,550

Total Municipal Investments (Cost $11,550)		11,550

Investments, at Amortized Cost ($1,084,234)		1,084,234

REPURCHASE AGREEMENTS - 10.5%
Joint Repurchase Agreements - 4.4%(4)
Bank of America Securities LLC, dated 2/28/11, repurchase price $11,119 0.16%, 3/1/11	11,119	11,119
Morgan Stanley & Co., Inc., dated 2/28/11, repurchase price $11,119 0.15%, 3/1/11	11,119	11,119
Societe Generale, New York Branch, dated 2/28/11, repurchase price $11,119 0.17%, 3/1/11	11,119	11,119
UBS Securities LLC, dated 2/28/11, repurchase price $16,679
0.17%, 3/1/11	16,679	16,679

		50,036

Repurchase Agreements - 6.1%(5)
Citigroup Global Markets, Inc., dated 2/28/11, repurchase price $14,000 0.21%, 3/1/11	14,000	14,000
Goldman Sachs & Co., dated 2/28/11, repurchase price $55,000 0.20%, 3/1/11	55,000	55,000

		69,000

Total Repurchase Agreements (Cost $119,036)		119,036

Total Investments - 105.9% (Cost $1,203,270)(6)		1,203,270

Liabilities less Other Assets - (5.9)%		(67,373)

NET ASSETS - 100.0%		$1,135,897

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security has been deemed illiquid. At February 28, 2011, the value of these restricted illiquid securities amounted to approximately $7,270,000 or 0.6% of net assets. Additional information on these restricted, illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Bank,
0.52%, 4/25/11	2/16/11	$5,010

Network Rail Infrastructure Finance PLC,
0.54%, 3/16/12	2/16/11	2,260

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

LIQUID ASSETS PORTFOLIO     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2011 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$26,639	2.38% - 7.50%	8/15/23 -1/15/27
U.S. Treasury Notes	$24,216	1.13% - 3.38%	4/15/11 -7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$34,704	2.26% - 5.70%	3/1/19 -7/1/40
FHLMC	$36,366	2.51% - 5.73%	1/1/33 -1/1/37

(6)	The cost for federal income tax purposes was $1,203,270.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,203,270	(1) (2)	$—	$1,203,270

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Liquid Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

There were no significant transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date:	April 28, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	April 28, 2011